UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to March 31, 2015

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

March 31, 2015 (Unaudited)

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 95.6%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.2%
Abercrombie & Fitch Co., Class A	16,300	$359,252
Advance Auto Parts, Inc.	11,743	1,757,810
Apollo Education Group, Inc. †	17,710	335,073
Autoliv, Inc. (Sweden)	538	63,360
AutoZone, Inc. †	4,647	3,169,998
Bed Bath & Beyond, Inc. †	15,900	1,220,723
Best Buy Co., Inc.	43,300	1,636,307
Bloomin’ Brands, Inc.	7,426	180,675
BorgWarner, Inc.	2,000	120,960
Brinker International, Inc.	14,000	861,840
Buckle, Inc./The	827	42,251
Burlington Stores, Inc. †	22,700	1,348,834
Cablevision Systems Corp., Class A	56,800	1,039,440
Columbia Sportswear Co.	6,200	377,580
Comcast Corp., Class A	28,700	1,620,689
Cracker Barrel Old Country Store, Inc.	8,975	1,365,457
CST Brands, Inc.	6,800	298,044
Deckers Outdoor Corp. †	6,726	490,124
DeVry Education Group, Inc.	10,800	360,288
Dillard’s, Inc., Class A	10,581	1,444,412
DISH Network Corp., Class A †	1,388	97,243
Dollar General Corp. †	24,800	1,869,424
Dollar Tree, Inc. †	28,585	2,319,530
Domino’s Pizza, Inc.	7,500	754,125
Expedia, Inc.	20,200	1,901,426
Federal-Mogul Holdings Corp. †	7,200	95,832
Foot Locker, Inc.	31,885	2,008,755
Fossil Group, Inc. †	1,474	121,531
Gannett Co., Inc.	41,268	1,530,218
Gap, Inc./The	45,600	1,975,848
Gentex Corp.	18,440	337,452
Graham Holdings Co., Class B	871	914,228
Guess?, Inc.	1,083	20,133
H&R Block, Inc.	25,700	824,199
Hanesbrands, Inc.	55,016	1,843,586
Harman International Industries, Inc.	10,400	1,389,752
Home Depot, Inc./The	68,300	7,759,563
HSN, Inc.	7,500	511,725
Jack in the Box, Inc.	3,100	297,352
Jarden Corp. †	2,259	119,501
John Wiley & Sons, Inc.	7,400	452,436
Kohl’s Corp.	31,784	2,487,098
L Brands, Inc.	28,407	2,678,496
Lear Corp.	13,454	1,490,972
Leggett & Platt, Inc.	15,436	711,445
Lowe’s Cos., Inc.	66,500	4,946,935
Macy’s, Inc.	41,766	2,711,031
Mohawk Industries, Inc. †	1,598	296,829
Murphy USA, Inc. †	4,200	303,954
Newell Rubbermaid, Inc.	7,700	300,839
NIKE, Inc., Class B	27,800	2,789,174
Nordstrom, Inc.	24,100	1,935,712
NVR, Inc. †	300	398,598
O’Reilly Automotive, Inc. †	12,500	2,703,000
Penske Automotive Group, Inc.	6,084	313,265
Polaris Industries, Inc.	409	57,710
PulteGroup, Inc.	17,600	391,248
Ralph Lauren Corp.	3,700	486,550

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.2% (continued)
Ross Stores, Inc.	24,600	$2,591,856
Royal Caribbean Cruises Ltd.	22,600	1,849,810
Sally Beauty Holdings, Inc. †	8,500	292,145
Signet Jewelers Ltd.	4,700	652,313
Sinclair Broadcast Group, Inc., Class A	1,283	40,299
Skechers U.S.A., Inc., Class A †	22,100	1,589,211
Staples, Inc.	66,600	1,084,581
Target Corp.	43,400	3,561,838
Thor Industries, Inc.	2,734	172,816
Time Warner, Inc.	17,400	1,469,256
Tupperware Brands Corp.	495	34,165
Ulta Salon Cosmetics & Fragrance, Inc. †	6,000	905,100
VF Corp.	2,462	185,413
Whirlpool Corp.	7,955	1,607,387
Williams-Sonoma, Inc.	15,147	1,207,367
Wyndham Worldwide Corp.	3,400	307,598

		87,790,987

Consumer Staples - 8.6%
Altria Group, Inc.	66,900	3,346,338
Archer-Daniels-Midland Co.	51,144	2,424,226
Bunge Ltd.	10,600	873,016
Clorox Co./The	5,000	551,950
Constellation Brands, Inc., Class A †	3,679	427,537
Costco Wholesale Corp.	7,700	1,166,511
Coty, Inc., Class A †	12,100	293,667
CVS Health Corp.	68,263	7,045,424
Dean Foods Co.	1,045	17,274
Dr Pepper Snapple Group, Inc.	39,300	3,084,264
Energizer Holdings, Inc.	6,908	953,649
Ingredion, Inc.	10,700	832,674
Keurig Green Mountain, Inc.	1,387	154,969
Kroger Co./The	54,548	4,181,650
Molson Coors Brewing Co., Class B	15,000	1,116,750
Monster Beverage Corp. †	14,700	2,034,406
PepsiCo, Inc.	64,200	6,138,804
Pilgrim’s Pride Corp.	54,152	1,223,294
Pinnacle Foods, Inc.	25,700	1,048,817
Rite Aid Corp. †	152,433	1,324,643
Spectrum Brands Holdings, Inc.	7,400	662,744
Tyson Foods, Inc., Class A	34,029	1,303,311
Walgreens Boots Alliance, Inc.	23,348	1,977,109
Wal-Mart Stores, Inc.	132,100	10,865,225
WhiteWave Foods Co./The †	53	2,350

		53,050,602

Energy - 1.6%
Cimarex Energy Co.	2,962	340,896
Exterran Holdings, Inc.	16,700	560,619
Helmerich & Payne, Inc.	4,395	299,168
Marathon Petroleum Corp.	20,300	2,078,517
Newfield Exploration Co. †	17,000	596,530
PBF Energy, Inc., Class A	11,400	386,688
Superior Energy Services, Inc.	23,612	527,492
Tesoro Corp.	19,800	1,807,542
Ultra Petroleum Corp. †	25,800	403,254
Unit Corp. †	12,400	346,952
Valero Energy Corp.	27,352	1,740,134

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Energy - 1.6% (continued)
Western Refining, Inc.	13,922	$687,608

		9,775,400

Financials - 18.7%
Alleghany Corp. †	2,426	1,181,462
Allstate Corp./The	59,635	4,244,223
American Capital Ltd. †	1,510	22,333
American Financial Group, Inc.	5,897	378,293
American International Group, Inc.	84,578	4,634,029
Ameriprise Financial, Inc.	21,276	2,783,752
AmTrust Financial Services, Inc.	27,679	1,577,288
Apartment Investment & Management Co., Class A REIT	23,900	940,704
Arch Capital Group Ltd. †	14,055	865,788
Aspen Insurance Holdings Ltd.	5,300	250,319
Associated Banc-Corp	8,500	158,100
Assurant, Inc.	10,332	634,488
Assured Guaranty Ltd.	12,441	328,318
Bank of New York Mellon Corp./The	41,229	1,659,055
BankUnited, Inc.	4,500	147,330
BB&T Corp.	16,000	623,840
Berkshire Hathaway, Inc., Class B †	101,600	14,662,912
Capital One Financial Corp.	46,958	3,701,230
CBRE Group, Inc., Class A †	40,500	1,567,755
Chubb Corp./The	29,400	2,972,340
Citigroup, Inc.	40,600	2,091,712
CNA Financial Corp.	9,337	386,832
CNO Financial Group, Inc.	19,541	336,496
Comerica, Inc.	13,445	606,773
Discover Financial Services	37,082	2,089,571
E*TRADE Financial Corp. †	13,806	394,230
East West Bancorp, Inc.	8,096	327,564
Everest Re Group Ltd.	14,988	2,607,912
Federated Investors, Inc., Class B	174	5,897
First American Financial Corp.	21,900	781,392
First Niagara Financial Group, Inc.	4,660	41,194
First Republic Bank/CA	3,900	222,651
FirstMerit Corp.	5,700	108,642
FNF Group	47,708	1,753,746
Goldman Sachs Group, Inc./The	24,987	4,696,806
Hancock Holding Co.	3,700	110,482
Hartford Financial Services Group, Inc./The	37,782	1,580,043
HCC Insurance Holdings, Inc.	7,437	421,455
Huntington Bancshares, Inc.	52,313	578,059
Invesco Ltd.	8,300	329,427
Janus Capital Group, Inc.	17,000	292,230
Jones Lang LaSalle, Inc.	12,200	2,078,880
JPMorgan Chase & Co.	73,169	4,432,578
Legg Mason, Inc.	9,868	544,714
Lincoln National Corp.	42,922	2,466,298
McGraw Hill Financial, Inc.	1,000	103,400
Mercury General Corp.	12,300	710,325
MetLife, Inc.	47,802	2,416,391
Morgan Stanley	110,165	3,931,789
NASDAQ OMX Group, Inc./The	16,912	861,497
Navient Corp.	53,650	1,090,704
Old Republic International Corp.	18,046	269,607

	SHARES	VALUE (Note 4)
Financials - 18.7% (continued)
PartnerRe Ltd.	12,700	$1,451,991
PNC Financial Services Group, Inc./The	35,911	3,348,342
Principal Financial Group, Inc.	17,794	914,078
Progressive Corp./The	42,800	1,164,160
Prosperity Bancshares, Inc.	1,400	73,472
Prudential Financial, Inc.	18,295	1,469,271
Radian Group, Inc.	40,900	686,711
Regions Financial Corp.	26,600	251,370
Reinsurance Group of America, Inc.	4,644	432,774
RenaissanceRe Holdings Ltd.	4,300	428,839
RLJ Lodging Trust REIT	11,800	369,458
StanCorp Financial Group, Inc.	7,100	487,060
State Street Corp.	12,300	904,419
Stifel Financial Corp. †	5,200	289,900
SunTrust Banks, Inc.	46,259	1,900,782
Torchmark Corp.	6,198	340,394
Travelers Cos., Inc./The	43,755	4,731,228
Unum Group	20,346	686,271
Validus Holdings Ltd.	17,300	728,330
Webster Financial Corp.	9,100	337,155
Wells Fargo & Co.	205,863	11,198,947
WR Berkley Corp.	26,000	1,313,260
Zions Bancorp.	1,434	38,718

		115,549,786

Health Care - 12.9%
AbbVie, Inc.	62,603	3,664,780
Aetna, Inc.	32,159	3,425,898
Agilent Technologies, Inc.	1,500	62,325
Alere, Inc. †	7,036	344,060
Alexion Pharmaceuticals, Inc. †	7,600	1,317,080
Align Technology, Inc. †	1,700	91,434
AmerisourceBergen Corp.	7,400	841,158
Amgen, Inc.	38,500	6,154,225
Anthem, Inc.	27,150	4,192,232
Becton Dickinson and Co.	12,500	1,794,875
Biogen, Inc. †	1,200	506,688
Boston Scientific Corp. †	6,640	117,860
Cardinal Health, Inc.	18,135	1,637,046
Celgene Corp. †	21,900	2,524,632
Centene Corp. †	29,618	2,093,696
Cigna Corp.	8,800	1,139,072
CR Bard, Inc.	6,500	1,087,775
DaVita HealthCare Partners, Inc. †	4,500	365,760
Edwards Lifesciences Corp. †	16,000	2,279,360
Eli Lilly & Co.	43,600	3,167,540
Endo International PLC (Ireland) †	482	43,235
Gilead Sciences, Inc. †	69,838	6,853,203
HCA Holdings, Inc. †	39,088	2,940,590
Health Net, Inc. †	14,900	901,301
Humana, Inc.	16,629	2,960,295
IDEXX Laboratories, Inc. †	3,300	509,784
Illumina, Inc. †	4,700	872,508
Johnson & Johnson	89,700	9,023,820
Laboratory Corp of America Holdings †	4,100	516,969
LifePoint Hospitals, Inc. †	6,700	492,115
McKesson Corp.	1,300	294,060
Medtronic PLC (Ireland)	20,400	1,590,996

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 12.9% (continued)
Merck & Co., Inc.	23,300	$1,339,284
Omnicare, Inc.	1,193	91,933
Quest Diagnostics, Inc.	15,400	1,183,490
Quintiles Transnational Holdings, Inc. †	14,700	984,459
ResMed, Inc.	4,200	301,476
Team Health Holdings, Inc. †	11,700	684,567
United Therapeutics Corp. †	6,344	1,093,928
UnitedHealth Group, Inc.	53,815	6,365,776
Universal Health Services, Inc., Class B	13,062	1,537,528
VCA, Inc. †	10,800	592,056
WellCare Health Plans, Inc. †	2,488	227,552
West Pharmaceutical Services, Inc.	312	18,786
Zimmer Holdings, Inc.	13,678	1,607,439
Zoetis, Inc.	6,300	291,627

		80,126,273

Industrials - 10.8%
3M Co.	21,400	3,529,930
Acuity Brands, Inc.	900	151,344
ADT Corp./The	7,200	298,944
AGCO Corp.	1,852	88,229
Air Lease Corp.	10,700	403,818
Alaska Air Group, Inc.	28,624	1,894,336
AMERCO	1,197	395,489
American Airlines Group, Inc.	47,800	2,522,884
Avis Budget Group, Inc. †	19,441	1,147,311
Boeing Co./The	2,000	300,160
Caterpillar, Inc.	10,900	872,327
CH Robinson Worldwide, Inc.	4,400	322,168
Cintas Corp.	22,462	1,833,573
Civeo Corp.	2,286	5,806
CSX Corp.	37,600	1,245,312
Cummins, Inc.	6,606	915,856
Curtiss-Wright Corp.	4,200	310,548
Delta Air Lines, Inc.	69,517	3,125,484
Deluxe Corp.	10,616	735,477
EMCOR Group, Inc.	734	34,109
EnerSys	4,379	281,307
Esterline Technologies Corp. †	2,441	279,299
FedEx Corp.	22,798	3,771,929
Fluor Corp.	4,600	262,936
GATX Corp.	7,400	429,052
General Dynamics Corp.	25,993	3,528,030
Huntington Ingalls Industries, Inc.	3,388	474,828
IDEX Corp.	2,700	204,741
ITT Corp.	6,496	259,255
JetBlue Airways Corp. †	115,200	2,217,600
Joy Global, Inc.	5,900	231,162
L-3 Communications Holdings, Inc.	6,530	821,409
Lincoln Electric Holdings, Inc.	2,501	163,540
Lockheed Martin Corp.	20,006	4,060,418
Macquarie Infrastructure Co. LLC	6,200	510,198
Moog, Inc., Class A †	4,500	337,725
Norfolk Southern Corp.	16,300	1,677,596
Northrop Grumman Corp.	24,281	3,908,270
Orbital ATK, Inc.	2,578	197,552
Oshkosh Corp.	5,997	292,594
Pitney Bowes, Inc.	14,139	329,722

	SHARES	VALUE (Note 4)
Industrials - 10.8% (continued)
Raytheon Co.	20,989	$2,293,048
Robert Half International, Inc.	15,700	950,164
Ryder System, Inc.	7,489	710,631
Snap-on, Inc.	7,622	1,120,891
Southwest Airlines Co.	66,010	2,924,243
Spirit AeroSystems Holdings, Inc., Class A †	10,037	524,032
Spirit Airlines, Inc. †	8,796	680,459
Stanley Black & Decker, Inc.	17,100	1,630,656
Terex Corp.	900	23,931
Textron, Inc.	24,900	1,103,817
Toro Co./The	3,700	259,444
Towers Watson & Co., Class A	500	66,093
Trinity Industries, Inc.	21,126	750,184
Triumph Group, Inc.	183	10,929
Union Pacific Corp.	40,600	4,397,386
United Continental Holdings, Inc. †	33,600	2,259,600
United Rentals, Inc. †	15,908	1,450,173
Valmont Industries, Inc.	109	13,394
WABCO Holdings, Inc. †	3,180	390,758
Waste Management, Inc.	12,200	661,606
WW Grainger, Inc.	300	70,743

		66,664,450

Information Technology - 21.6%
Activision Blizzard, Inc.	90,943	2,066,680
Amdocs Ltd.	13,272	721,997
Anixter International, Inc. †	3,100	236,003
Apple, Inc.	243,900	30,348,477
Applied Materials, Inc.	119,300	2,691,408
ARRIS Group, Inc. †	25,100	725,264
Arrow Electronics, Inc. †	6,075	371,486
Atmel Corp.	58,966	485,290
Avnet, Inc.	6,165	274,342
Booz Allen Hamilton Holding Corp.	23,300	674,302
Broadcom Corp., Class A	60,700	2,628,007
Broadridge Financial Solutions, Inc.	11,500	632,615
Brocade Communications Systems, Inc.	78,563	932,150
Cadence Design Systems, Inc. †	36,000	663,840
Cavium, Inc. †	4,300	304,526
CDW Corp.	17,000	633,080
Cisco Systems, Inc.	253,200	6,969,330
Cognizant Technology Solutions Corp., Class A †	17,000	1,060,630
Computer Sciences Corp.	10,732	700,585
Corning, Inc.	109,213	2,476,951
Dolby Laboratories, Inc., Class A	9,300	354,888
DST Systems, Inc.	2,500	276,775
Electronic Arts, Inc. †	46,480	2,733,721
EMC Corp.	135,500	3,463,380
F5 Networks, Inc. †	9,100	1,045,954
Facebook, Inc., Class A †	4,000	328,860
FactSet Research Systems, Inc.	1,900	302,480
Fiserv, Inc. †	17,600	1,397,440
FLIR Systems, Inc.	2,138	66,877
Global Payments, Inc.	5,900	540,912
Harris Corp.	5,073	399,549
Hewlett-Packard Co.	112,007	3,490,138

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 21.6% (continued)
IAC/InterActiveCorp	9,754	$658,102
Ingram Micro, Inc., Class A †	12,266	308,122
Intel Corp.	249,488	7,801,490
Juniper Networks, Inc.	47,500	1,072,550
KLA-Tencor Corp.	14,260	831,215
Knowles Corp. †	1,135	21,871
Lam Research Corp.	23,956	1,682,550
Lexmark International, Inc., Class A	7,700	326,018
Manhattan Associates, Inc. †	2,700	136,647
Marvell Technology Group Ltd.	93,056	1,367,923
Mentor Graphics Corp.	3,560	85,547
Microchip Technology, Inc.	11,100	542,790
Micron Technology, Inc. †	96,617	2,621,219
Microsoft Corp.	353,689	14,379,226
NCR Corp. †	1,808	53,354
NetApp, Inc.	37,677	1,336,026
NVIDIA Corp.	75,883	1,587,852
ON Semiconductor Corp. †	94,400	1,143,184
Oracle Corp.	176,364	7,610,107
Qorvo, Inc. †	22,525	1,795,243
Rovi Corp. †	2,459	44,778
SanDisk Corp.	27,972	1,779,579
Skyworks Solutions, Inc.	31,642	3,110,092
Symantec Corp.	64,600	1,509,379
Synopsys, Inc. †	6,400	296,448
Syntel, Inc. †	5,200	268,996
Teradyne, Inc.	15,700	295,945
Texas Instruments, Inc.	65,400	3,739,899
Total System Services, Inc.	11,400	434,910
Ubiquiti Networks, Inc.	6,509	192,341
VeriFone Systems, Inc. †	14,000	488,460
VeriSign, Inc. †	4,500	301,365
Western Digital Corp.	26,891	2,447,350
Western Union Co./The	32,100	668,001
Xerox Corp.	144,023	1,850,696
Xilinx, Inc.	2,700	114,210
Zebra Technologies Corp., Class A †	11,700	1,061,366

		133,962,788

Materials - 2.4%
Alcoa, Inc.	130,300	1,683,476
Ball Corp.	16,900	1,193,816
Berry Plastics Group, Inc. †	14,900	539,231
Cabot Corp.	16,100	724,500
Celanese Corp., Series A	8,100	452,466
CF Industries Holdings, Inc.	4,231	1,200,250
Dow Chemical Co./The	28,172	1,351,692
Graphic Packaging Holding Co.	48,900	711,006
Huntsman Corp.	18,700	414,579
KapStone Paper and Packaging Corp.	8,900	292,276
Packaging Corp. of America	12,880	1,007,087
PPG Industries, Inc.	2,568	579,187
Reliance Steel & Aluminum Co.	782	47,765
Rock-Tenn Co., Class A	13,900	896,550
Scotts Miracle-Gro Co./The, Class A	1,900	127,623
Sealed Air Corp.	4,798	218,597
Sherwin-Williams Co./The	4,500	1,280,250
Sonoco Products Co.	3,000	136,380

	SHARES	VALUE (Note 4)
Materials - 2.4% (continued)
Steel Dynamics, Inc.	19,600	$393,960
United States Steel Corp.	25,900	631,960
Valspar Corp./The	188	15,798
Westlake Chemical Corp.	11,690	840,979
Worthington Industries, Inc.	2,400	63,864
WR Grace & Co. †	428	42,316

		14,845,608

Telecommunication Services - 0.6%
AT&T, Inc.	51,300	1,674,945
CenturyLink, Inc.	47,800	1,651,490
Frontier Communications Corp.	44,600	314,430
Telephone & Data Systems, Inc.	7,148	177,985

		3,818,850

Utilities - 4.2%
AGL Resources, Inc.	7,500	372,375
Alliant Energy Corp.	5,900	371,700
American Electric Power Co., Inc.	56,400	3,172,500
CMS Energy Corp.	32,100	1,120,611
Consolidated Edison, Inc.	34,600	2,110,600
DTE Energy Co.	20,600	1,662,214
Duke Energy Corp.	12,200	936,716
Edison International	41,700	2,604,999
Entergy Corp.	25,800	1,999,242
Exelon Corp.	63,200	2,124,152
FirstEnergy Corp.	10,700	375,142
PG&E Corp.	51,400	2,727,798
Pinnacle West Capital Corp.	11,200	714,000
PPL Corp.	13,100	440,946
Public Service Enterprise Group, Inc.	53,400	2,238,528
SCANA Corp.	13,100	720,369
Westar Energy, Inc.	14,500	562,020
Xcel Energy, Inc.	48,700	1,695,247

		25,949,159

TOTAL COMMON STOCKS (cost $559,592,107)		591,533,903

MONEY MARKET FUNDS - 3.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $24,247,718)	24,247,718	24,247,718

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.5% (cost $583,839,825)		615,781,621

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (b)		3,052,044

NET ASSETS - 100.0%		$618,833,665

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
186	Goldman Sachs	S&P 500 E-Mini Futures	6/2015	$19,296,603	$19,165,440	$(131,163)

Cash held as collateral at Goldman Sachs for futures contracts was $696,255 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.0%
1-800-Flowers.com, Inc., Class A †	6,377	$75,440
A. H. Belo Corp., Class A	1,900	15,637
Aaron’s, Inc.	1,100	31,141
Abercrombie & Fitch Co., Class A (a)	2,400	52,896
AMC Entertainment Holdings, Inc., Class A	1,600	56,784
American Axle & Manufacturing Holdings, Inc. †	3,294	85,084
American Eagle Outfitters, Inc.	1,500	25,620
American Public Education, Inc. †	400	11,992
America’s Car-Mart, Inc. †	900	48,825
ANN, Inc. †	1,979	81,198
Asbury Automotive Group, Inc. †(a)	1,432	118,999
Barnes & Noble, Inc. †	3,300	78,375
Bassett Furniture Industries, Inc.	600	17,112
Big Lots, Inc.	2,544	122,188
Bridgepoint Education, Inc. †	382	3,686
Brown Shoe Co., Inc. (a)	2,555	83,804
Buckle, Inc./The	2,100	107,289
Build-A-Bear Workshop, Inc. †	2,700	53,055
Burlington Stores, Inc. †	200	11,884
Callaway Golf Co.	740	7,052
Capella Education Co.	665	43,145
Career Education Corp. †	2,600	13,078
Cato Corp./The, Class A	1,739	68,864
Cavco Industries, Inc. †(a)	100	7,506
Century Casinos, Inc. †	1,689	9,205
Chegg, Inc. †	2,000	15,900
Chico’s FAS, Inc.	2,800	49,532
Children’s Place, Inc./The (a)	1,417	90,957
Christopher & Banks Corp. †	3,128	17,392
Cinedigm Corp., Class A †(a)	2,500	4,050
Citi Trends, Inc. †	1,962	52,974
Collectors Universe, Inc.	1,200	27,072
Columbia Sportswear Co.	300	18,270
Cooper Tire & Rubber Co.	3,000	128,520
Cooper-Standard Holding, Inc. †	700	41,440
Core-Mark Holding Co., Inc.	1,228	78,985
Cracker Barrel Old Country Store, Inc.	44	6,694
Crocs, Inc. †(a)	1,200	14,172
Culp, Inc.	400	10,700
Deckers Outdoor Corp. †	200	14,574
Denny’s Corp. †	4,499	51,289
Destination XL Group, Inc. †	934	4,614
DeVry Education Group, Inc.	407	13,577
Dex Media, Inc. †	1,600	6,704
Diamond Resorts International, Inc. †	3,000	100,290
Drew Industries, Inc.	266	16,370
Entercom Communications Corp., Class A †	2,258	27,435
Entravision Communications Corp., Class A	913	5,779
Ethan Allen Interiors, Inc.	1,500	41,460
EW Scripps Co./The, Class A †	121	3,441
Famous Dave’s of America, Inc. †	1,000	28,500
Federal-Mogul Holdings Corp. †	800	10,648
Finish Line, Inc./The, Class A	2,609	63,973
Flexsteel Industries, Inc.	600	18,774
Fred’s, Inc., Class A	730	12,476
FTD Cos., Inc. †	213	6,377
Genesco, Inc. †	960	68,381

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.0% (continued)
Gentherm, Inc. †(a)	1,500	$75,765
G-III Apparel Group Ltd. †	837	94,288
Grand Canyon Education, Inc. †	524	22,689
Gray Television, Inc. †	254	3,510
Group 1 Automotive, Inc.	1,131	97,639
Guess?, Inc.	300	5,577
Haverty Furniture Cos., Inc.	1,143	28,438
Helen of Troy Ltd. †	1,200	97,788
Hooker Furniture Corp.	700	13,335
Houghton Mifflin Harcourt Co. †	3,700	86,876
Iconix Brand Group, Inc. †	498	16,768
iRobot Corp. †	100	3,263
Isle of Capri Casinos, Inc. †	2,200	30,910
Jack in the Box, Inc.	600	57,552
JAKKS Pacific, Inc. †(a)	2,200	15,048
JC Penney Co., Inc. †(a)	12,400	104,284
Kirkland’s, Inc. †	1,627	38,641
Lakeland Industries, Inc. †(a)	3,400	30,430
Lands’ End, Inc. †	400	14,352
La-Z-Boy, Inc.	255	7,168
Lee Enterprises, Inc. †(a)	3,380	10,715
Libbey, Inc.	1,600	63,856
Liberty Tax, Inc. †(a)	400	11,132
LifeLock, Inc. †	300	4,233
Lifetime Brands, Inc.	600	9,168
Lithia Motors, Inc., Class A (a)	826	82,113
Marcus Corp./The	800	17,032
Marriott Vacations Worldwide Corp.	1,400	113,470
Martha Stewart Living Omnimedia, Inc., Class A †	1,900	12,350
Mattress Firm Holding Corp. †	500	34,820
McClatchy Co./The, Class A †	10,290	18,934
MDC Partners, Inc., Class A	485	13,750
Men’s Wearhouse, Inc./The	300	15,660
Meredith Corp.	1,650	92,020
Modine Manufacturing Co. †	1,580	21,283
Monarch Casino & Resort, Inc. †	649	12,422
Motorcar Parts of America, Inc. †	991	27,540
Movado Group, Inc.	1,092	31,144
Murphy USA, Inc. †	1,000	72,370
NACCO Industries, Inc., Class A	85	4,504
Nathan’s Famous, Inc.	500	27,075
Nautilus, Inc. †	3,311	50,559
New Media Investment Group, Inc.	1,300	31,109
New York Times Co./The, Class A	260	3,578
Nexstar Broadcasting Group, Inc., Class A	346	19,798
Nutrisystem, Inc.	1,806	36,084
Outerwall, Inc.	1,058	69,955
Overstock.com, Inc. †	1,900	46,018
Papa John’s International, Inc.	200	12,362
Penn National Gaming, Inc. †(a)	3,100	48,546
Perry Ellis International, Inc. †	2,000	46,320
PetMed Express, Inc.	2,000	33,040
Popeyes Louisiana Kitchen, Inc. †	1,100	65,802
RCI Hospitality Holdings, Inc. †	277	2,884
Reading International, Inc. †	1,700	22,865
Regis Corp. †	3,000	49,080

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 21.0% (continued)
Rent-A-Center, Inc.	2,400	$65,856
Ruby Tuesday, Inc. †(a)	6,300	37,863
Scholastic Corp.	1,548	63,375
Select Comfort Corp. †	2,700	93,069
Shiloh Industries, Inc. †(a)	786	11,035
Shoe Carnival, Inc.	536	15,780
Shutterfly, Inc. †	300	13,572
Skechers U.S.A., Inc., Class A †	262	18,840
Skullcandy, Inc. †	2,300	25,990
Smith & Wesson Holding Corp. †(a)	2,229	28,375
Sonic Automotive, Inc., Class A	2,500	62,250
Sonic Corp.	404	12,807
Speedway Motorsports, Inc.	2,200	50,050
Stage Stores, Inc.	2,100	48,132
Standard Motor Products, Inc.	1,011	42,725
Stein Mart, Inc. (a)	2,700	33,615
Steven Madden Ltd. †	400	15,200
Stoneridge, Inc. †	1,200	13,548
Strattec Security Corp. (a)	500	36,920
Strayer Education, Inc. †	946	50,526
Superior Industries International, Inc.	254	4,808
Superior Uniform Group, Inc.	700	13,279
Texas Roadhouse, Inc.	300	10,929
Tilly’s, Inc., A Shares †	1,800	28,170
Tower International, Inc. †	1,426	37,932
Tuesday Morning Corp. †	1,067	17,179
Unifi, Inc. †	881	31,795
Universal Electronics, Inc. †	859	48,482
Vera Bradley, Inc. †(a)	900	14,607
Weight Watchers International, Inc. †(a)	3,100	21,669
ZAGG, Inc. †	5,800	50,286
Zumiez, Inc. †	1,837	73,939

		5,451,694

Consumer Staples - 5.3%
Andersons, Inc./The	400	16,548
Calavo Growers, Inc.	200	10,284
Cal-Maine Foods, Inc. (a)	2,400	93,744
Central Garden and Pet Co., Class A †	3,900	41,418
Coca-Cola Bottling Co. Consolidated	300	33,918
Dean Foods Co.	2,200	36,366
Farmer Bros Co. †	1,125	27,844
Female Health Co./The (a)	431	1,220
Fresh Del Monte Produce, Inc. (a)	2,900	112,839
Fresh Market, Inc./The †	300	12,192
HRG Group, Inc. †	5,981	74,643
Ingles Markets, Inc., Class A	1,800	89,064
Inter Parfums, Inc. (a)	170	5,545
J&J Snack Foods Corp. (a)	500	53,350
John B. Sanfilippo & Son, Inc.	1,231	53,056
Liberator Medical Holdings, Inc. (a)	1,800	6,300
Medifast, Inc. †	1,238	37,103
MGP Ingredients, Inc.	1,700	22,882
Nutraceutical International Corp. †	400	7,880
Omega Protein Corp. †	2,237	30,624
Orchids Paper Products Co.	300	8,088
Revlon, Inc., Class A †	1,900	78,280
Sanderson Farms, Inc. (a)	1,361	108,404

	SHARES	VALUE (Note 4)
Consumer Staples - 5.3% (continued)
SpartanNash Co.	2,248	$70,947
SUPERVALU, Inc. †	11,507	133,826
USANA Health Sciences, Inc. †	757	84,118
Vector Group Ltd.	5,100	112,047
Weis Markets, Inc.	596	29,657

		1,392,187

Energy - 2.0%
Abraxas Petroleum Corp. †	3,986	12,955
Adams Resources & Energy, Inc.	100	6,721
Aemetis, Inc. †(a)	1,400	5,908
Alon USA Energy, Inc.	1,900	31,483
Callon Petroleum Co. †	800	5,976
Contango Oil & Gas Co. †	100	2,200
Delek US Holdings, Inc.	1,300	51,675
Forum Energy Technologies, Inc. †	1,000	19,600
Green Plains, Inc.	2,386	68,120
Helix Energy Solutions Group, Inc. †	2,500	37,400
ION Geophysical Corp. †	7,700	16,709
Matrix Service Co. †	1,031	18,104
Natural Gas Services Group, Inc. †	200	3,844
Newpark Resources, Inc. †	1,700	15,487
Panhandle Oil and Gas, Inc., Class A	1,300	25,727
PBF Energy, Inc., Class A	400	13,568
PetroQuest Energy, Inc. †	5,100	11,730
PHI, Inc. †	400	12,032
Pioneer Energy Services Corp. †	1,000	5,420
Renewable Energy Group, Inc. †	429	3,956
REX American Resources Corp. †(a)	901	54,790
Teekay Tankers Ltd., Class A	5,300	30,422
Tesco Corp.	1,071	12,177
VAALCO Energy, Inc. †	5,500	13,475
Vertex Energy, Inc. †(a)	5,300	19,610
Westmoreland Coal Co. †	900	24,084
Willbros Group, Inc. †	900	2,979

		526,152

Financials - 18.8%
1st Source Corp.	498	16,001
Ambac Financial Group, Inc. †	2,100	50,820
American Equity Investment Life Holding Co.	3,274	95,372
Ameris Bancorp	517	13,644
AMERISAFE, Inc.	600	27,750
Apollo Investment Corp.	12,000	92,100
Argo Group International Holdings Ltd.	1,557	78,083
Arlington Asset Investment Corp., Class A (a)	2,100	50,526
Ashford Hospitality Trust, Inc. REIT	4,646	44,694
Ashford, Inc. †	43	5,107
Aspen Insurance Holdings Ltd.	2,800	132,244
Associated Banc-Corp (a)	1,500	27,900
Associated Estates Realty Corp. REIT	2,200	54,296
Astoria Financial Corp.	400	5,180
Atlas Financial Holdings, Inc. †(a)	1,200	21,204
BancFirst Corp.	300	18,294
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,416	46,431

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 18.8% (continued)
Banner Corp.	300	$13,770
BGC Partners, Inc., Class A	7,677	72,548
BlackRock Capital Investment Corp.	4,200	38,052
BNC Bancorp	1,200	21,720
BofI Holding, Inc. †	149	13,863
Boston Private Financial Holdings, Inc.	900	10,935
Bryn Mawr Bank Corp.	600	18,246
Capital Southwest Corp. (a)	900	41,778
Chatham Lodging Trust REIT	1,000	29,410
Chemical Financial Corp.	278	8,718
City Holding Co.	300	14,109
CoBiz Financial, Inc.	404	4,977
Community Trust Bancorp, Inc.	367	12,170
ConnectOne Bancorp, Inc.	1,000	19,460
Cowen Group, Inc., Class A †(a)	8,405	43,706
Credit Acceptance Corp. †	190	37,050
Customers Bancorp, Inc. †	1,320	32,155
Eagle Bancorp, Inc. †	520	19,968
EMC Insurance Group, Inc.	425	14,365
Employers Holdings, Inc.	600	16,194
Encore Capital Group, Inc. †(a)	600	24,954
Endurance Specialty Holdings Ltd.	2,476	151,383
Enterprise Financial Services Corp.	706	14,586
EverBank Financial Corp.	3,222	58,093
FBL Financial Group, Inc., Class A	1,351	83,775
FBR & Co. †	669	15,461
Federal Agricultural Mortgage Corp., Class C	448	12,629
Federated National Holding Co. (a)	1,900	58,140
FelCor Lodging Trust, Inc. REIT	1,700	19,533
Fidelity Southern Corp.	625	10,550
Fifth Street Finance Corp.	3,000	21,900
Financial Institutions, Inc.	774	17,748
First Bancorp	400	7,024
First Busey Corp.	1,200	8,028
First Business Financial Services, Inc.	200	8,648
First Citizens BancShares, Inc., Class A	73	18,957
First Commonwealth Financial Corp. (a)	2,000	18,000
First Defiance Financial Corp.	551	18,084
First Financial Northwest, Inc.	900	11,115
First Interstate BancSystem, Inc. (a)	1,264	35,164
First Merchants Corp.	827	19,468
First NBC Bank Holding Co. †(a)	400	13,192
Firsthand Technology Value Fund, Inc. (a)	1,137	16,305
Flagstar Bancorp, Inc. †	1,017	14,757
Flushing Financial Corp. (a)	790	15,855
German American Bancorp, Inc.	300	8,829
Gladstone Capital Corp.	2,240	19,734
Gladstone Investment Corp. (a)	2,722	20,143
Great Southern Bancorp, Inc.	500	19,695
Greenlight Capital Re Ltd., Class A †	1,743	55,427
GSV Capital Corp. †(a)	1,600	15,680
Hanmi Financial Corp.	680	14,382
Hanover Insurance Group, Inc./The	317	23,008
HCI Group, Inc.	510	23,394
Heartland Financial USA, Inc.	400	13,052
Hercules Technology Growth Capital, Inc.	1,670	22,512
Hilltop Holdings, Inc. †	799	15,533

	SHARES	VALUE (Note 4)
Financials - 18.8% (continued)
Horace Mann Educators Corp.	2,105	$71,991
Iberiabank Corp.	200	12,606
Independent Bank Corp.	1,295	25,927
Infinity Property & Casualty Corp.	800	65,640
International Bancshares Corp. (a)	1,554	40,451
INTL FCStone, Inc. †	1,100	32,703
Investment Technology Group, Inc. †	2,299	69,683
Janus Capital Group, Inc.	500	8,595
Kansas City Life Insurance Co.	300	13,779
KCAP Financial, Inc. (a)	3,700	24,901
Kemper Corp.	1,210	47,142
Ladenburg Thalmann Financial Services, Inc. †	6,045	23,334
Lakeland Financial Corp.	456	18,504
Maiden Holdings Ltd. (a)	4,802	71,214
Main Street Capital Corp.	900	27,810
MainSource Financial Group, Inc.	1,200	23,568
MBIA, Inc. †(a)	5,100	47,430
Medallion Financial Corp.	295	2,732
Mercantile Bank Corp.	500	9,775
Mercury General Corp.	200	11,550
Meta Financial Group, Inc. (a)	436	17,322
Montpelier Re Holdings Ltd.	2,660	102,250
National General Holdings Corp.	1,200	22,440
National Western Life Insurance Co., Class A	161	40,942
Navigators Group, Inc./The †	1,020	79,397
Nelnet, Inc., Class A	2,008	95,019
New Mountain Finance Corp.	3,580	52,268
OHA Investment Corp.	487	2,566
Old National Bancorp/IN (a)	900	12,771
OneBeacon Insurance Group Ltd., Class A (a)	4,700	71,487
Pacific Continental Corp.	500	6,610
PennantPark Investment Corp.	3,600	32,580
PHH Corp. †	1,900	45,923
Phoenix Cos., Inc./The †	657	32,843
Piper Jaffray Cos. †	1,050	55,083
Preferred Bank	1,200	32,964
Primerica, Inc.	2,630	133,867
PrivateBancorp, Inc.	700	24,619
ProAssurance Corp.	900	41,319
Provident Financial Holdings, Inc.	289	4,621
Provident Financial Services, Inc.	800	14,920
Radian Group, Inc. (a)	872	14,641
Renasant Corp. (a)	209	6,280
S&T Bancorp, Inc.	906	25,712
Safety Insurance Group, Inc.	1,029	61,483
Sandy Spring Bancorp, Inc.	342	8,971
Select Income REIT	400	9,996
Selective Insurance Group, Inc.	2,300	66,815
Southside Bancshares, Inc. (a)	815	23,382
St. Joe Co./The †	2,600	48,256
StanCorp Financial Group, Inc.	1,319	90,483
State Auto Financial Corp.	1,100	26,719
Stewart Information Services Corp.	1,439	58,481
Stock Yards Bancorp, Inc.	300	10,329
Summit Hotel Properties, Inc. REIT	900	12,663
Symetra Financial Corp.	3,485	81,758

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 18.8% (continued)
TCF Financial Corp.	3,900	$61,308
TCP Capital Corp.	2,000	32,040
TICC Capital Corp.	3,459	23,936
Trico Bancshares	541	13,054
TrustCo Bank Corp.	1,200	8,256
Union Bankshares Corp.	369	8,195
United Community Financial Corp.	3,100	16,926
United Fire Group, Inc.	1,024	32,532
United Insurance Holdings Corp. (a)	2,400	54,000
Universal Insurance Holdings, Inc. (a)	2,945	75,363
Univest Corp. of Pennsylvania	400	7,916
Virtus Investment Partners, Inc.	100	13,077
Washington Trust Bancorp, Inc. (a)	200	7,638
Waterstone Financial, Inc.	300	3,852
Webster Financial Corp.	800	29,640
WesBanco, Inc.	947	30,853
Western Alliance Bancorp †	549	16,272
Wilshire Bancorp, Inc.	833	8,305
Winthrop Realty Trust REIT	2,700	44,064
Wintrust Financial Corp. (a)	600	28,608
World Acceptance Corp. †(a)	300	21,876
WSFS Financial Corp.	188	14,218

		4,876,622

Health Care - 7.9%
Abaxis, Inc.	200	12,822
ABIOMED, Inc. †	900	64,422
Aceto Corp. (a)	266	5,852
Addus HomeCare Corp. †	601	13,835
Affymetrix, Inc. †(a)	2,700	33,912
Albany Molecular Research, Inc. †(a)	198	3,485
Alliance HealthCare Services, Inc. †	364	8,074
Almost Family, Inc. †	705	31,521
AMAG Pharmaceuticals, Inc. †(a)	1,400	76,524
Amedisys, Inc. †(a)	1,576	42,205
Amsurg Corp. †(a)	400	24,608
Anacor Pharmaceuticals, Inc. †	300	17,355
ANI Pharmaceuticals, Inc. †	700	43,785
Anika Therapeutics, Inc. †(a)	929	38,247
Bio-Reference Laboratories, Inc. †(a)	1,100	38,764
BioTelemetry, Inc. †	1,071	9,478
Cambrex Corp. †	1,812	71,810
Cardiovascular Systems, Inc. †	131	5,114
Chemed Corp.	700	83,580
Computer Programs & Systems, Inc. (a)	300	16,278
CONMED Corp. (a)	500	25,245
CorVel Corp. †	424	14,590
CryoLife, Inc.	2,163	22,430
Depomed, Inc. †(a)	1,800	40,338
Emergent Biosolutions, Inc. †	635	18,263
Enanta Pharmaceuticals, Inc. †(a)	600	18,372
Ensign Group, Inc./The	1,200	56,232
Exactech, Inc. †	900	23,067
Fonar Corp. †	584	7,656
Globus Medical, Inc., Class A †	600	15,144
Greatbatch, Inc. †	781	45,181
Hill-Rom Holdings, Inc.	1,600	78,400
ICU Medical, Inc. †	700	65,198

	SHARES	VALUE (Note 4)
Health Care - 7.9% (continued)
Impax Laboratories, Inc. †	200	$9,374
Infinity Pharmaceuticals, Inc. †	3,600	50,328
Insys Therapeutics, Inc. †(a)	193	11,219
Integra LifeSciences Holdings Corp. †	300	18,495
Lannett Co., Inc. †(a)	1,700	115,107
LHC Group, Inc. †	1,037	34,252
Ligand Pharmaceuticals, Inc. †(a)	100	7,711
Magellan Health, Inc. †	228	16,147
MedAssets, Inc. †	532	10,012
Merge Healthcare, Inc. †	8,700	38,889
Merit Medical Systems, Inc. †	600	11,550
Molina Healthcare, Inc. †	558	37,548
Myriad Genetics, Inc. †(a)	1,420	50,268
National HealthCare Corp.	400	25,484
Natus Medical, Inc. †(a)	1,700	67,099
NuVasive, Inc. †	1,786	82,138
Omnicell, Inc. †(a)	1,600	56,160
PDL BioPharma, Inc. (a)	7,634	53,705
PharMerica Corp. †	611	17,224
Providence Service Corp./The †(a)	319	16,945
RadNet, Inc. †	5,300	44,520
Repligen Corp. †(a)	625	18,975
SciClone Pharmaceuticals, Inc. †	5,300	46,958
Select Medical Holdings Corp.	5,200	77,116
Sucampo Pharmaceuticals, Inc., Class A †	2,500	38,900
Vascular Solutions, Inc. †	727	22,043

		2,049,954

Industrials - 14.3%
AAON, Inc.	150	3,680
ACCO Brands Corp. †	7,300	60,663
Aegion Corp. †	737	13,303
Aerovironment, Inc. †(a)	500	13,255
Air Transport Services Group, Inc. †	4,200	38,724
Aircastle Ltd.	3,200	71,872
Alamo Group, Inc.	324	20,454
Albany International Corp., Class A (a)	81	3,220
Allegiant Travel Co.	300	57,687
Allied Motion Technologies, Inc.	1,000	33,190
Altra Industrial Motion Corp. (a)	769	21,255
American Railcar Industries, Inc. (a)	566	28,147
American Woodmark Corp. †	1,000	54,730
Applied Industrial Technologies, Inc.	300	13,602
ARC Document Solutions, Inc. †	3,873	35,748
ARC Group Worldwide, Inc. †(a)	700	3,738
ArcBest Corp.	1,241	47,021
Argan, Inc.	1,106	40,004
Arotech Corp. †(a)	7,700	23,947
Astronics Corp. †	300	22,110
Atlas Air Worldwide Holdings, Inc. †	1,100	47,322
Blount International, Inc.	2,400	30,912
Brady Corp., Class A	500	14,145
Briggs & Stratton Corp.	1,700	34,918
Brink’s Co./The (a)	165	4,559
Broadwind Energy, Inc. †	1,264	6,320
Builders FirstSource, Inc. †	1,700	11,339
CBIZ, Inc. †	713	6,652
CDI Corp.	1,200	16,860

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 14.3% (continued)
CECO Environmental Corp.	400	$4,244
Celadon Group, Inc. (a)	700	19,054
CIRCOR International, Inc.	223	12,198
Columbus McKinnon Corp.	1,068	28,772
Comfort Systems USA, Inc.	375	7,890
Con-way, Inc.	2,000	88,260
Covenant Transportation Group, Inc., Class A †	1,200	39,792
CRA International, Inc. †	1,600	49,792
Cubic Corp.	300	15,531
Deluxe Corp.	225	15,588
Douglas Dynamics, Inc.	1,900	43,396
Ducommun, Inc. †	728	18,855
Dycom Industries, Inc. †	400	19,536
Dynamic Materials Corp. (a)	195	2,490
Echo Global Logistics, Inc. †	1,300	35,438
EMCOR Group, Inc.	300	13,941
Encore Wire Corp.	300	11,364
Engility Holdings, Inc.	1,080	32,443
Enphase Energy, Inc. †	2,800	36,932
Federal Signal Corp.	2,840	44,844
Franklin Covey Co. †(a)	300	5,778
FTI Consulting, Inc. †	700	26,222
G&K Services, Inc., Class A	700	50,771
GenCorp, Inc. †	480	11,131
Gibraltar Industries, Inc. †	1,290	21,169
Greenbrier Cos., Inc./The (a)	1,300	75,400
Griffon Corp.	2,300	40,089
H&E Equipment Services, Inc.	558	13,944
Hardinge, Inc.	179	2,076
Hawaiian Holdings, Inc. †	3,193	70,326
Heidrick & Struggles International, Inc.	1,300	31,954
Herman Miller, Inc.	2,012	55,853
Hillenbrand, Inc.	1,700	52,479
HNI Corp.	1,800	99,306
Hurco Cos., Inc. (a)	500	16,465
Huron Consulting Group, Inc. †	1,133	74,948
Hyster-Yale Materials Handling, Inc.	233	17,077
ICF International, Inc. †	726	29,657
Insperity, Inc.	800	41,832
Insteel Industries, Inc.	800	17,304
John Bean Technologies Corp.	230	8,216
Kadant, Inc.	770	40,510
Kaman Corp. (a)	900	38,187
Kelly Services, Inc., Class A	267	4,656
Kforce, Inc.	864	19,276
Kimball International, Inc., Class B	2,064	21,631
Knoll, Inc.	2,700	63,261
Korn/Ferry International	2,100	69,027
LB Foster Co., Class A	516	24,500
Lindsay Corp. (a)	500	38,125
Lydall, Inc. †	1,607	50,974
Manitex International, Inc. †(a)	1,083	10,538
Marten Transport Ltd.	300	6,960
Meritor, Inc. †	4,900	61,789
Multi-Color Corp.	800	55,464
MYR Group, Inc. †	1,022	32,029
Navigant Consulting, Inc. †	1,102	14,282

	SHARES	VALUE (Note 4)
Industrials - 14.3% (continued)
NN, Inc. (a)	763	$19,136
Northwest Pipe Co. †	230	5,279
Orion Marine Group, Inc. †	341	3,021
PAM Transportation Services, Inc. †	800	45,816
Park-Ohio Holdings Corp. (a)	626	32,971
Patrick Industries, Inc. †	706	43,963
Powell Industries, Inc. (a)	103	3,478
Primoris Services Corp.	600	10,314
Quality Distribution, Inc. †	1,601	16,538
Quanex Building Products Corp.	400	7,896
Republic Airways Holdings, Inc. †	4,200	57,750
Resources Connection, Inc.	2,500	43,750
RPX Corp. †	2,576	37,069
Rush Enterprises, Inc., Class A †(a)	1,846	50,507
Saia, Inc. †	800	35,440
SkyWest, Inc.	1,000	14,610
Sparton Corp. †	600	14,700
Standex International Corp.	800	65,704
Steelcase, Inc., Class A	4,207	79,681
TASER International, Inc. †(a)	539	12,995
TrueBlue, Inc. †(a)	883	21,501
Tutor Perini Corp. †	1,646	38,434
UniFirst Corp. (a)	789	92,857
United Stationers, Inc.	300	12,297
Universal Forest Products, Inc.	500	27,740
US Ecology, Inc.	300	14,991
USA Truck, Inc. †	1,200	33,228
Viad Corp.	400	11,128
Vicor Corp. †	800	12,160
VSE Corp.	700	57,316
Wabash National Corp. †	1,231	17,357
West Corp.	2,200	74,206
Willdan Group, Inc. †	3,000	47,520
Xerium Technologies, Inc. †	853	13,836
YRC Worldwide, Inc. †	700	12,572

		3,720,704

Information Technology - 20.5%
Advanced Energy Industries, Inc. †	846	21,708
Alliance Fiber Optic Products, Inc.	700	12,194
Ambarella, Inc. †	300	22,713
Amkor Technology, Inc. †	10,316	91,142
Autobytel, Inc. †	1,600	23,632
AVX Corp.	2,565	36,603
Bel Fuse, Inc., Class B	800	15,224
Benchmark Electronics, Inc. †	2,612	62,766
Black Box Corp.	900	18,837
Blackhawk Network Holdings, Inc. †(a)	2,500	89,425
Brooks Automation, Inc. (a)	2,700	31,401
Cabot Microelectronics Corp. †	900	44,973
CACI International, Inc., Class A †	1,052	94,596
CalAmp Corp. †(a)	612	9,908
Calix, Inc. †	2,800	23,492
Cascade Microtech, Inc. †(a)	1,950	26,481
CEVA, Inc. †(a)	500	10,660
Checkpoint Systems, Inc.	1,200	12,984
Ciena Corp. †	700	13,517
Cirrus Logic, Inc. †	2,700	89,802

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.5% (continued)
comScore, Inc. †(a)	1,500	$76,800
Comtech Telecommunications Corp.	1,200	34,740
Constant Contact, Inc. †	1,300	49,673
Convergys Corp. (a)	3,834	87,684
CSG Systems International, Inc.	749	22,762
CTS Corp.	300	5,397
Cypress Semiconductor Corp. †	5,200	73,372
Daktronics, Inc. (a)	1,220	13,188
Dice Holdings, Inc. †	4,700	41,924
Diodes, Inc. †	2,400	68,544
DTS, Inc. †	1,200	40,884
EarthLink Holdings Corp.	8,600	38,184
Ebix, Inc.	2,900	88,102
Electronics For Imaging, Inc. †(a)	1,311	54,734
Ellie Mae, Inc. †	500	27,655
EnerNOC, Inc. †(a)	1,638	18,673
Entegris, Inc. †(a)	1,080	14,785
EPAM Systems, Inc. †	200	12,258
Epiq Systems, Inc.	700	12,551
ePlus, Inc. †	600	52,158
Euronet Worldwide, Inc. †	100	5,875
ExlService Holdings, Inc. †	1,700	63,240
Fabrinet (Thailand) †	459	8,717
Fair Isaac Corp.	1,200	106,464
Fairchild Semiconductor International, Inc. †	5,700	103,626
FormFactor, Inc. †	2,963	26,282
Global Cash Access Holdings, Inc. †	1,593	12,139
Global Sources Ltd. †(a)	800	4,688
GSI Group, Inc. †	2,776	36,976
Harmonic, Inc. †(a)	3,600	26,676
Hutchinson Technology, Inc. †	5,500	14,685
IGATE Corp. †	356	15,187
II-VI, Inc. †	700	12,922
Imation Corp. †	1,500	6,045
Information Services Group, Inc.	1,361	5,430
Inphi Corp. †(a)	1,300	23,179
Insight Enterprises, Inc. †	2,151	61,347
Integrated Device Technology, Inc. †	1,200	24,024
Integrated Silicon Solution, Inc.	2,383	42,632
InterDigital, Inc.	1,800	91,332
Intersil Corp., Class A	2,012	28,812
Itron, Inc. †	1,200	43,812
IXYS Corp.	1,400	17,248
j2 Global, Inc.	661	43,415
Kimball Electronics, Inc. †	723	10,223
Lattice Semiconductor Corp. †	8,300	52,622
Lexmark International, Inc., Class A	2,693	114,022
Lionbridge Technologies, Inc. †	4,600	26,312
Littelfuse, Inc.	200	19,878
LogMeIn, Inc. †	1,000	55,990
MacroGenics, Inc. †	2,408	38,360
Manhattan Associates, Inc. †	300	15,183
ManTech International Corp., Class A	1,511	51,283
Marchex, Inc., Class B	4,000	16,320
MaxLinear, Inc., Class A †	2,700	21,951
Mentor Graphics Corp. (a)	4,310	103,569
Methode Electronics, Inc.	1,888	88,812
Microsemi Corp. †	1,100	38,940

	SHARES	VALUE (Note 4)
Information Technology - 20.5% (continued)
MicroStrategy, Inc., Class A †	100	$16,919
MKS Instruments, Inc.	2,100	71,001
Monolithic Power Systems, Inc.	1,100	57,915
Monotype Imaging Holdings, Inc.	91	2,970
Monster Worldwide, Inc. †	900	5,706
NETGEAR, Inc. †(a)	1,400	46,032
NetScout Systems, Inc. †(a)	1,255	55,032
NeuStar, Inc., Class A †	700	17,234
Newport Corp. †	1,867	35,585
OmniVision Technologies, Inc. †	3,100	81,747
OSI Systems, Inc. †	900	66,834
PC Connection, Inc.	1,133	29,560
Perceptron, Inc.	500	6,755
Perficient, Inc. †	700	14,483
Pericom Semiconductor Corp.	3,000	46,410
Photronics, Inc. †	3,412	29,002
Pixelworks, Inc. †(a)	1,900	9,538
Planar Systems, Inc. †	6,200	38,998
Plantronics, Inc.	1,712	90,650
Plexus Corp. †	793	32,331
PMC-Sierra, Inc. †	8,600	79,808
Polycom, Inc. †(a)	5,800	77,720
PRGX Global, Inc. †	1,300	5,226
Progress Software Corp. †	1,100	29,887
QLogic Corp. †	3,500	51,590
Qualys, Inc. †	400	18,592
Quantum Corp. †	22,300	35,680
RealD, Inc. †	3,100	39,649
RF Industries Ltd. (a)	1,207	4,937
Rofin-Sinar Technologies, Inc. †	1,100	26,653
Rogers Corp. †	900	73,989
Rovi Corp. †	2,000	36,420
Sanmina Corp. †	3,660	88,535
ScanSource, Inc. †	479	19,471
Semtech Corp. †	1,400	37,303
Sigma Designs, Inc. †	5,900	47,377
Stamps.com, Inc. †(a)	900	60,561
Super Micro Computer, Inc. †	1,257	41,745
Sykes Enterprises, Inc. †	2,120	52,682
Synaptics, Inc. †	200	16,261
Synchronoss Technologies, Inc. †	400	18,984
SYNNEX Corp.	545	42,101
Take-Two Interactive Software, Inc. †	2,064	52,539
Tech Data Corp. †	1,600	92,432
TechTarget, Inc. †	2,400	27,672
TeleTech Holdings, Inc.	1,814	46,166
TESSCO Technologies, Inc.	397	9,790
Tessera Technologies, Inc.	2,600	104,728
Ultra Clean Holdings, Inc. †	1,956	13,985
Unisys Corp. †	1,427	33,121
VASCO Data Security International, Inc. †(a)	2,500	53,850
Verint Systems, Inc. †	200	12,386
Virtusa Corp. †	400	16,552
Vishay Intertechnology, Inc. (a)	6,200	85,684
Westell Technologies, Inc., Class A †(a)	2,800	3,668
Xcerra Corp. †	4,200	37,338
XO Group, Inc. †	700	12,369

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 20.5% (continued)
Zhone Technologies, Inc. †	4,097	$5,326

		5,331,823

Materials - 3.4%
A Schulman, Inc.	1,396	67,287
Boise Cascade Co. †	1,900	71,174
Century Aluminum Co. †	3,300	45,540
Clearwater Paper Corp. †(a)	955	62,361
Commercial Metals Co.	300	4,857
Ferro Corp. †	1,500	18,825
Flotek Industries, Inc. †(a)	394	5,808
Gold Resource Corp.	5,700	18,183
Handy & Harman Ltd. †	1,000	41,060
Innophos Holdings, Inc.	1,300	73,268
Innospec, Inc.	1,000	46,390
Kaiser Aluminum Corp.	900	69,201
KapStone Paper and Packaging Corp. (a)	700	22,988
Kraton Performance Polymers, Inc. †	400	8,084
Materion Corp.	1,100	42,273
Minerals Technologies, Inc.	959	70,103
Myers Industries, Inc.	230	4,032
Neenah Paper, Inc. (a)	1,008	63,040
Noranda Aluminum Holding Corp.	4,800	14,256
Olin Corp.	548	17,558
Olympic Steel, Inc. (a)	350	4,711
OMNOVA Solutions, Inc. †	1,357	11,575
PH Glatfelter Co.	386	10,627
Quaker Chemical Corp.	341	29,203
Stillwater Mining Co. †(a)	300	3,876
Trecora Resources †(a)	1,400	17,080
United States Lime & Minerals, Inc.	300	19,350
US Concrete, Inc. †	373	12,637

		875,347

Telecommunication Services - 2.2%
8x8, Inc. †	750	6,300
Atlantic Tele-Network, Inc. (a)	16	1,108
Boingo Wireless, Inc. †	2,200	16,588
Cincinnati Bell, Inc. †	9,300	32,829
FairPoint Communications, Inc. †(a)	2,400	42,240
General Communication, Inc., Class A †	2,800	44,128
Hawaiian Telcom Holdco, Inc. †(a)	300	7,989
IDT Corp., Class B	1,695	30,086
Inteliquent, Inc.	3,075	48,400
Iridium Communications, Inc. †(a)	6,800	66,028
Lumos Networks Corp.	800	12,208
Premiere Global Services, Inc. †	1,832	17,514
Shenandoah Telecommunications Co.	1,304	40,633
Spok Holdings, Inc.	2,346	44,973
Straight Path Communications, Inc., Class B †	200	3,984
Telephone & Data Systems, Inc.	3,900	97,110
Vonage Holdings Corp. †	10,264	50,396

		562,514

Utilities - 1.5%
Atlantic Power Corp.	4,500	12,645
Avista Corp. (a)	2,200	75,196

	SHARES	VALUE (Note 4)
Utilities - 1.5% (continued)
Empire District Electric Co./The	1,000	$24,820
New Jersey Resources Corp. (a)	2,900	90,074
ONE Gas, Inc.	900	38,907
Portland General Electric Co. (a)	2,400	89,016
Unitil Corp.	500	17,385
WGL Holdings, Inc.	900	50,760

		398,803

TOTAL COMMON STOCKS (cost $23,197,142)		25,185,800

EXCHANGE-TRADED FUNDS (ETF) - 2.0%
iShares Russell 2000 ETF (a) (cost $491,617)	4,209	523,389

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $491,912)	491,912	491,912

SECURITIES LENDING COLLATERAL - 16.5%

Money Market Funds - 16.5%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (2)(b)(c)
(cost $4,296,778)	4,296,778	4,296,778

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 117.3% (cost $28,477,449)		30,497,879

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3%)		(4,496,829)

NET ASSETS - 100.0%		$26,001,050

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $4,197,342; cash collateral of $4,296,778 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 95.2%	SHARES	VALUE (Note 4)
Australia - 3.6%
Caltex Australia Ltd.	5,416	$143,737
Cochlear Ltd.	2,346	161,280
Dexus Property Group REIT	23,808	137,064
GPT Group/The REIT	45,428	157,788
Insurance Australia Group Ltd.	37,657	174,314
Leighton Holdings Ltd.	7,989	128,013
Macquarie Group Ltd.	5,671	329,635
Novion Property Group REIT	131,204	249,940
Orica Ltd.	8,006	121,573
Qantas Airways Ltd. †	72,381	171,681
Scentre Group REIT	27,454	77,992
Tabcorp Holdings Ltd.	18,683	67,315
Tatts Group Ltd.	823	2,490
Telstra Corp. Ltd.	288,483	1,384,850
Woodside Petroleum Ltd.	1,918	50,250

		3,357,922

Austria - 0.4%
ANDRITZ AG	484	28,898
Strabag SE	723	16,168
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,640	249,720
voestalpine AG	967	35,373
Wienerberger AG	3,230	51,542

		381,701

Belgium - 1.5%
Ageas	1,578	56,670
Belgacom SA	12,215	427,382
bpost SA	18,379	515,820
Delhaize Group SA	4,112	369,423
KBC Groep NV †	581	35,907

		1,405,202

Canada - 9.9%
Agrium, Inc. (1)	400	41,688
Alimentation Couche-Tard, Inc., Class B (1)	16,682	664,751
Bank of Montreal (1)	6,900	413,493
Bank of Nova Scotia/The (1)	2,300	115,386
Boardwalk Real Estate Investment Trust REIT (1)	3,700	172,212
Brookfield Asset Management, Inc., Class A (1)	13,400	716,684
Canadian Imperial Bank of Commerce (1)	5,000	362,481
Canadian Tire Corp. Ltd., Class A (1)	790	80,481
CCL Industries, Inc., Class B (1)	2,100	236,272
CGI Group, Inc., Class A (1)†	6,900	292,659
Cogeco Cable, Inc. (1)	1,800	96,512
Empire Co., Ltd., Class A (1)	5,700	397,432
Fairfax Financial Holdings Ltd. (1)	800	448,462
Finning International, Inc. (1)	2,800	52,085
Genworth MI Canada, Inc. (1)	5,300	117,169
George Weston Ltd. (1)	5,200	411,878
Gildan Activewear, Inc. (1)	180	5,307
Home Capital Group, Inc. (1)	4,100	137,773
Industrial Alliance Insurance & Financial Services, Inc. (1)	2,438	81,559
Intact Financial Corp. (1)	6,900	519,836

	SHARES	VALUE (Note 4)
Canada - 9.9% (continued)
Linamar Corp. (1)	4,400	$271,285
Loblaw Cos., Ltd. (1)	13,000	635,553
Magna International, Inc. (1)	9,508	508,299
Manulife Financial Corp. (1)	12,102	205,530
Metro, Inc. (1)	11,300	306,199
National Bank of Canada (1)	6,000	219,052
Open Text Corp. (1)	3,500	184,762
Progressive Waste Solutions Ltd. (1)	3,100	91,001
Royal Bank of Canada (1)	4,800	288,936
Stantec, Inc. (1)	3,800	90,938
Sun Life Financial, Inc. (1)	6,555	201,999
Toronto-Dominion Bank/The (1)	19,700	843,186
West Fraser Timber Co., Ltd. (1)	952	48,707

		9,259,567

China - 0.1%
FIH Mobile Ltd. †	96,000	50,872

Denmark - 1.4%
AP Moeller - Maersk A/S, Class B	76	158,857
Danske Bank A/S	9,726	256,408
Pandora A/S	3,109	283,059
TDC A/S	4,162	29,821
Tryg A/S	3,224	379,170
Vestas Wind Systems A/S	5,004	206,320

		1,313,635

Finland - 1.3%
Elisa OYJ	10,141	254,677
Fortum OYJ	12,920	270,677
Huhtamaki OYJ	1,511	47,002
Kesko OYJ, B Shares	2,336	99,726
Neste Oil OYJ	3,011	79,008
Nokia OYJ	37,346	284,754
Orion OYJ, Class B	1,282	36,137
Sampo OYJ, A Shares	1,584	79,894
UPM-Kymmene OYJ	3,706	71,996

		1,223,871

France - 2.8%
AXA SA	13,387	336,940
BNP Paribas SA	1,007	61,272
Bouygues SA	1,362	53,466
Cap Gemini SA	1,530	125,524
Cie Generale des Etablissements Michelin	481	47,833
Credit Agricole SA	5,900	86,700
Electricite de France SA	4,079	97,807
GDF Suez	29,111	574,739
LVMH Moet Hennessy Louis Vuitton SE	421	74,089
Natixis SA	22,361	167,497
Orange SA	23,012	369,563
Peugeot SA †	2,799	46,787
Renault SA	709	64,399
Safran SA	1,893	132,267
Sanofi	391	38,615
Suez Environnement Co.	5,495	94,605
Veolia Environnement SA	6,097	115,316
Zodiac Aerospace	3,181	105,248

		2,592,667

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 4.5%
Allianz SE	5,733	$995,344
Continental AG	1,674	394,221
Daimler AG	3,684	353,792
Deutsche Telekom AG	20,178	369,064
Hannover Rueck SE	6,866	709,496
Infineon Technologies AG	7,367	87,645
Merck KGaA	3,313	370,784
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,918	627,026
ProSiebenSat.1 Media AG	3,098	151,532
RWE AG	2,236	56,928
Talanx AG	3,356	105,108

		4,220,940

Hong Kong - 7.3%
BOC Hong Kong Holdings Ltd.	92,500	329,898
CK Hutchison Holdings Ltd.	32,500	663,992
Hang Lung Properties Ltd.	43,000	120,809
Henderson Land Development Co., Ltd.	65,210	458,105
Hongkong Land Holdings Ltd.	116,600	880,403
Hysan Development Co., Ltd.	41,000	179,715
Johnson Electric Holdings Ltd.	15,500	54,372
Kerry Properties Ltd.	32,000	111,080
Li & Fung Ltd.	118,000	115,228
Link REIT/The	75,000	462,689
MGM China Holdings Ltd.	13,600	25,551
New World Development Co., Ltd.	80,000	92,747
NWS Holdings Ltd.	181,000	301,473
PCCW Ltd.	574,000	350,757
Power Assets Holdings Ltd.	68,000	694,133
Sino Land Co., Ltd.	224,000	365,262
SJM Holdings Ltd.	45,000	58,773
Sun Hung Kai Properties Ltd.	31,000	478,004
Swire Properties Ltd.	46,000	149,401
Techtronic Industries Co., Ltd.	32,500	109,570
Wharf Holdings Ltd./The	36,000	251,310
Wheelock & Co., Ltd.	50,000	255,504
Wynn Macau Ltd.	24,800	53,596
Yue Yuen Industrial Holdings Ltd.	77,000	272,460

		6,834,832

Italy - 1.0%
Assicurazioni Generali SpA	4,452	87,536
Enel SpA	49,202	222,266
GTECH SpA	2,437	48,276
Intesa Sanpaolo SpA	38,702	131,355
Parmalat SpA	28,460	76,065
Pirelli & C. SpA	9,640	159,568
UnipolSai SpA	61,823	179,888

		904,954

Japan - 33.3%
77 Bank Ltd./The	60,000	339,553
Aiful Corp. †	71,000	251,816
Aisin Seiki Co., Ltd.	1,700	61,634
Alfresa Holdings Corp.	4,600	64,820
Alps Electric Co., Ltd.	13,800	332,295
Asahi Kasei Corp.	30,000	286,489

	SHARES	VALUE (Note 4)
Japan - 33.3% (continued)
Asics Corp.	3,300	$89,801
Astellas Pharma, Inc.	21,000	344,083
Bandai Namco Holdings, Inc.	5,300	103,159
Bank of Yokohama Ltd./The	75,000	439,248
Bridgestone Corp.	7,300	292,291
Brother Industries Ltd.	8,300	131,869
Canon Marketing Japan, Inc.	6,400	128,372
Canon, Inc.	8,800	311,355
Casio Computer Co., Ltd.	10,700	202,675
Central Japan Railway Co.	3,900	704,807
Chiba Bank Ltd./The	38,000	278,504
Chugoku Bank Ltd./The	3,000	44,796
Citizen Holdings Co., Ltd.	20,800	159,421
Daicel Corp.	14,400	171,641
Dai-ichi Life Insurance Co., Ltd./The	41,000	594,710
DIC Corp.	23,000	66,871
Ezaki Glico Co., Ltd.	3,800	153,622
Fuji Electric Co., Ltd.	11,000	51,898
Fuji Heavy Industries Ltd.	14,600	484,665
FUJIFILM Holdings Corp.	7,500	266,824
Fujitsu Ltd.	46,000	313,703
Fukuoka Financial Group, Inc.	63,000	323,976
Glory Ltd.	2,400	66,835
GungHo Online Entertainment, Inc.	5,500	21,486
Gunma Bank Ltd./The	23,000	155,376
Hachijuni Bank Ltd./The	53,000	373,710
Hakuhodo DY Holdings, Inc.	18,300	194,553
Haseko Corp.	35,900	349,699
Hino Motors Ltd.	2,000	28,457
Hiroshima Bank Ltd./The	68,000	366,476
HIS Co. Ltd.	1,500	52,675
Hitachi Capital Corp.	3,100	65,433
Hitachi Chemical Co., Ltd.	10,000	213,536
Hitachi High-Technologies Corp.	5,300	161,291
Hitachi Metals Ltd.	6,000	91,959
Hokuhoku Financial Group, Inc.	204,000	454,732
Hoshizaki Electric Co., Ltd.	3,300	214,298
Hoya Corp.	6,900	276,237
Isuzu Motors Ltd.	16,400	217,587
Iyo Bank Ltd./The	17,800	211,095
Japan Airlines Co., Ltd.	12,800	398,173
Japan Aviation Electronics Industry Ltd.	9,000	217,330
JFE Holdings, Inc.	8,200	180,999
Joyo Bank Ltd./The	6,000	30,835
JTEKT Corp.	3,200	49,893
Juroku Bank Ltd./The	6,000	22,017
Kaken Pharmaceutical Co., Ltd.	9,000	260,187
Kawasaki Kisen Kaisha Ltd.	68,000	182,598
KDDI Corp.	17,100	386,332
Keiyo Bank Ltd./The	34,000	196,821
Kewpie Corp.	4,500	109,496
Kobe Steel Ltd.	122,000	225,019
Koito Manufacturing Co., Ltd.	9,700	291,667
Komatsu Ltd.	9,900	194,066
Konica Minolta, Inc.	19,300	195,593
Kose Corp.	4,000	220,607
Mazda Motor Corp.	9,600	194,514
MEIJI Holdings Co., Ltd.	1,800	219,258

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 33.3% (continued)
Minebea Co., Ltd.	15,000	$235,927
Mitsubishi Chemical Holdings Corp.	28,300	164,283
Mitsubishi Corp.	8,300	166,779
Mitsubishi Electric Corp.	28,000	332,401
Mitsubishi Motors Corp.	11,100	100,086
Mitsubishi UFJ Financial Group, Inc.	179,200	1,109,860
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,800	122,556
Mixi, Inc.	5,800	234,460
MS&AD Insurance Group Holdings, Inc.	10,300	288,359
Murata Manufacturing Co., Ltd.	3,800	521,889
Nexon Co., Ltd.	22,500	239,604
NGK Spark Plug Co., Ltd.	2,700	72,479
NH Foods Ltd.	7,000	161,305
Nippon Paint Holdings Co., Ltd.	3,000	109,670
Nippon Telegraph & Telephone Corp.	8,400	518,541
Nishi-Nippon City Bank Ltd./The	148,000	428,985
Nissan Chemical Industries Ltd.	2,800	57,862
Nissan Motor Co., Ltd.	49,900	507,511
Nissan Shatai Co., Ltd.	3,100	39,746
Nisshinbo Holdings, Inc.	8,000	76,763
Nitori Holdings Co., Ltd.	2,200	148,926
Nitto Denko Corp.	1,700	113,516
NOK Corp.	10,000	300,675
NSK Ltd.	3,000	43,787
NTN Corp.	35,000	185,100
Oki Electric Industry Co., Ltd.	43,000	89,012
Omron Corp.	4,700	211,731
ORIX Corp.	34,500	484,764
Panasonic Corp.	25,300	332,241
Renesas Electronics Corp. †	4,400	32,677
Resona Holdings, Inc.	12,000	59,553
Rohm Co., Ltd.	3,400	232,332
Seiko Epson Corp.	17,800	315,262
Seino Holdings Co., Ltd.	11,000	119,369
Sekisui Chemical Co., Ltd.	20,000	259,500
Shiga Bank Ltd./The	5,000	24,959
Shionogi & Co., Ltd.	3,900	129,833
Sohgo Security Services Co., Ltd.	6,200	210,978
Sony Corp. †	30,900	826,378
Sumitomo Heavy Industries Ltd.	42,000	274,861
Sumitomo Metal Mining Co., Ltd.	5,000	73,079
Sumitomo Rubber Industries Ltd.	8,800	162,214
Suzuki Motor Corp.	8,500	255,291
T&D Holdings, Inc.	24,700	339,282
Taiyo Nippon Sanso Corp.	25,000	340,195
TDK Corp.	4,400	311,553
Teijin Ltd.	36,000	122,141
Tohoku Electric Power Co., Inc.	27,500	312,357
Tokai Tokyo Financial Holdings, Inc.	11,600	89,359
Tokio Marine Holdings, Inc.	5,800	218,932
Tokyo Gas Co., Ltd.	27,000	169,742
Tosoh Corp.	50,000	251,849
Toyo Seikan Group Holdings Ltd.	6,800	99,461
Toyo Tire & Rubber Co., Ltd.	12,800	229,955
Toyota Boshoku Corp.	3,900	48,719
Toyota Motor Corp.	37,700	2,631,600
TS Tech Co., Ltd.	2,000	53,931
Yamada Denki Co., Ltd.	49,300	203,014

	SHARES	VALUE (Note 4)
Japan - 33.3% (continued)
Yamaguchi Financial Group, Inc.	33,000	$379,279
Yamaha Corp.	13,100	228,758
Yamaha Motor Co., Ltd.	19,600	472,177
Yamazaki Baking Co., Ltd.	5,000	90,092
Yokohama Rubber Co., Ltd./The	6,000	61,848
Zeon Corp.	3,000	27,678

		31,142,764

Netherlands - 1.8%
Aegon NV	27,328	215,772
Akzo Nobel NV	1,949	147,363
Heineken Holding NV	798	54,914
ING Groep NV CVA †	23,593	345,590
Koninklijke Ahold NV	36,301	715,343
Royal Dutch Shell PLC, A Shares	6,459	192,728

		1,671,710

Norway - 0.7%
DNB ASA	7,233	116,087
Gjensidige Forsikring ASA	6,284	108,426
Marine Harvest ASA	5,225	59,861
Norsk Hydro ASA	14,819	77,894
Telenor ASA	2,578	52,025
Yara International ASA	4,546	230,814

		645,107

Portugal - 0.3%
EDP - Energias de Portugal SA	44,495	166,640
Portucel SA	15,478	69,183
Sonae SGPS SA	33,946	51,642

		287,465

Singapore - 4.2%
CapitaCommercial Trust REIT	105,200	135,414
ComfortDelGro Corp. Ltd.	177,100	373,081
DBS Group Holdings Ltd.	62,200	922,293
Mapletree Commercial Trust REIT	51,000	59,461
Noble Group Ltd.	88,000	58,946
Olam International Ltd.	86,400	124,694
Oversea-Chinese Banking Corp. Ltd.	159,000	1,224,365
StarHub Ltd.	4,000	12,681
Suntec Real Estate Investment Trust REIT	66,800	90,217
United Overseas Bank Ltd.	46,100	772,736
Yangzijiang Shipbuilding Holdings Ltd.	129,200	118,785
Yanlord Land Group Ltd.	31,000	22,097

		3,914,770

South Africa - 0.2%
Investec PLC	6,554	54,356
Mondi PLC	6,190	118,953

		173,309

Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	3,416	120,907
Amadeus IT Holding SA, A Shares	513	21,986
Banco de Sabadell SA	23,426	57,238
Banco Santander SA	68,516	513,621
Endesa SA	17,529	338,395

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Spain - 3.4% (continued)
Ferrovial SA	8,751	$186,064
Gas Natural SDG SA	7,094	159,275
Iberdrola SA	123,320	795,236
Telefonica SA	68,600	976,144

		3,168,866

Sweden - 2.3%
Electrolux AB, Series B	5,369	153,384
Husqvarna AB, B Shares	19,358	140,221
Investor AB, B Shares	11,216	446,473
Nordea Bank AB	16,795	204,571
Securitas AB, B Shares	4,914	70,547
Skandinaviska Enskilda Banken AB, Class A	23,095	269,559
Svenska Handelsbanken AB, A Shares	2,916	131,327
Tele2 AB, B Shares	23,739	283,938
Telefonaktiebolaget LM Ericsson, B Shares	23,588	296,146
TeliaSonera AB	22,200	141,074

		2,137,240

Switzerland - 4.3%
Actelion Ltd. †	689	79,465
Adecco SA †	492	40,897
Baloise Holding AG	3,478	459,642
Givaudan SA †	295	532,961
STMicroelectronics NV	3,816	35,499
Swiss Life Holding AG †	1,218	300,903
Swiss Re AG	9,188	886,256
Swisscom AG	984	570,612
Zurich Insurance Group AG †	3,381	1,142,786

		4,049,021

United Kingdom - 10.9%
3i Group PLC	31,285	223,542
AstraZeneca PLC	7,394	507,365
Aviva PLC	45,924	367,524
BAE Systems PLC	32,410	251,163
British Land Co. PLC/The REIT	19,815	244,218
BT Group PLC	176,460	1,146,610
Direct Line Insurance Group PLC	126,568	597,274
Dixons Carphone PLC	53,848	329,326
easyJet PLC	2,185	60,812
Fiat Chrysler Automobiles NV †	9,693	157,357
GKN PLC	20,749	110,060
Hammerson PLC REIT	10,553	103,928
Hikma Pharmaceuticals PLC	7,893	248,423
HSBC Holdings PLC	82,127	699,839
Imperial Tobacco Group PLC	15,982	701,071
Intu Properties PLC REIT	51,033	263,101
ITV PLC	15,886	59,478
J Sainsbury PLC	31,011	119,002
Kingfisher PLC	26,090	147,202
Land Securities Group PLC REIT	9,016	167,384
Legal & General Group PLC	16,108	66,338
London Stock Exchange Group PLC	218	7,929
Marks & Spencer Group PLC	42,066	332,694
National Grid PLC	83,247	1,070,228
Next PLC	2,690	279,756
Old Mutual PLC	2,260	7,419

	SHARES	VALUE (Note 4)
United Kingdom - 10.9% (continued)
Persimmon PLC †	6,120	$150,818
Persimmon PLC, Class B †	6,120	8,624
Prudential PLC	12,195	302,624
RSA Insurance Group PLC	5,686	35,441
Shire PLC	9,060	722,291
Sky PLC	12,241	180,089
Travis Perkins PLC	1,527	44,089
Vodafone Group PLC	110,092	360,257
Whitbread PLC	166	12,890
William Hill PLC	7,569	41,563
WPP PLC	5,158	117,141

		10,244,870

TOTAL COMMON STOCKS (cost $87,404,791)		88,981,285

EXCHANGE-TRADED FUNDS (ETF) - 3.1%

United States - 3.1%
iShares MSCI EAFE ETF (1) (cost $2,867,443)	45,358	2,910,623

RIGHTS - 0.0% (a)

Spain - 0.0% (a)
Banco de Sabadell SA †	23,426	5,945
Telefonica SA †	68,600	11,064

TOTAL RIGHTS (cost $—)		17,009

MONEY MARKET FUNDS - 1.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $1,767,605)	1,767,605	1,767,605

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.2% (cost $92,039,839)		93,676,522

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)		(203,296)

NET ASSETS - 100.0%		$93,473,226

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA	- Dutch Certificate of Shares
REIT	- Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$15,109,369	16.2%
Consumer Staples	5,741,932	6.1
Energy	465,723	0.5
Exchange-Traded Funds	2,910,623	3.1
Financials	34,582,022	36.9
Health Care	2,963,282	3.2
Industrials	7,020,433	7.5
Information Technology	5,955,770	6.4
Materials	4,376,028	4.7
Telecommunication Services	7,645,391	8.2
Utilities	5,138,344	5.5
Money Market Funds	1,767,605	1.9

Total Investments In Securities, At Value	93,676,522	100.2
Liabilities in Excess of Other Assets	(203,296)	(0.2)

Net Assets	$93,473,226	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

COMMON STOCKS - 93.1%	SHARES	VALUE (Note 4)
Brazil - 5.0%
Banco Bradesco SA ADR (1)	36,840	$341,875
Banco do Brasil SA (1)	19,600	141,309
BRF SA ADR (1)	13,800	272,964
Cia Brasileira de Distribuicao ADR (1)	400	11,928
Cia Energetica de Minas Gerais ADR (1)	40,200	164,418
Cia Paranaense de Energia ADR (1)	11,600	121,568
Estacio Participacoes SA (1)	7,800	46,044
Itau Unibanco Holding SA ADR (1)(a)	41,110	454,677
JBS SA (1)	47,000	208,967
Porto Seguro SA (1)	5,800	64,551
Telefonica Brasil SA ADR (1)(a)	10,300	157,487
Tim Participacoes SA ADR (1)	800	13,264

		1,999,052

Chile - 0.6%
Enersis SA ADR (1)	15,200	247,152

China - 25.9%
AAC Technologies Holdings, Inc.	8,500	52,476
Agricultural Bank of China Ltd., H Shares	556,000	275,271
Anhui Conch Cement Co., Ltd., H Shares	20,500	77,413
ANTA Sports Products Ltd.	41,000	74,868
Bank of China Ltd., H Shares	1,649,000	953,247
Bank of Communications Co., Ltd., H Shares	422,000	362,687
BBMG Corp., H Shares	21,500	19,864
China CITIC Bank Corp. Ltd., H Shares	206,000	155,303
China Construction Bank Corp., H Shares	1,516,000	1,258,261
China Everbright Bank Co. Ltd.	202,000	111,273
China Merchants Bank Co., Ltd., H Shares	208,000	507,861
China Minsheng Banking Corp. Ltd., H Shares	371,500	453,039
China National Building Material Co., Ltd., H Shares	48,000	47,750
China Petroleum & Chemical Corp. ADR (1)	6,900	549,861
China Railway Construction Corp. Ltd., H Shares	115,000	171,444
China Railway Group Ltd., H Shares	80,000	81,823
China Shenhua Energy Co., Ltd., H Shares	122,000	311,185
China Telecom Corp. Ltd., H Shares	360,000	230,152
Chongqing Rural Commercial Bank Co., Ltd., H Shares	35,000	22,690
CNOOC Ltd. ADR (1)	1,200	170,184
Datang International Power Generation Co., Ltd., H Shares	284,000	144,879
Dongfeng Motor Group Co., Ltd., H Shares	84,000	134,353
Evergrande Real Estate Group Ltd. (a)	540,000	272,202
Geely Automobile Holdings Ltd.	275,000	141,267
GOME Electrical Appliances Holding Ltd.	1,094,000	157,591
Haitian International Holdings Ltd.	8,000	18,370
Huadian Power International Corp. Ltd., H Shares	252,000	210,217
Huaneng Power International, Inc., H Shares	174,000	206,656
Industrial & Commercial Bank of China Ltd., H Shares	1,487,000	1,099,908
Jiangsu Expressway Co., Ltd., H Shares	16,000	21,485
Lenovo Group Ltd.	170,000	247,726
Longfor Properties Co., Ltd.	100,000	141,701
New China Life Insurance Co. Ltd., H Shares	18,500	103,003

	SHARES	VALUE (Note 4)
China - 25.9% (continued)
PetroChina Co., Ltd. ADR (1)	5,300	$589,413
PICC Property & Casualty Co., Ltd., H Shares	138,000	272,459
Ping An Insurance Group Co. of China Ltd., H Shares	31,500	377,894
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	13,652
Sino-Ocean Land Holdings Ltd.	231,500	140,042
Sinopharm Group Co., Ltd., H Shares	12,400	50,491
Weichai Power Co., Ltd., H Shares	5,000	19,278
ZHuzhou CSR Times Electric Co., Ltd., H Shares	13,000	85,513

		10,334,752

Hong Kong - 9.3%
Belle International Holdings Ltd.	188,000	219,457
China Everbright Ltd.	50,000	130,311
China Mobile Ltd. ADR (1)	23,700	1,541,211
China Overseas Land & Investment Ltd.	128,000	413,363
China Resources Cement Holdings Ltd.	78,000	44,090
China Resources Land Ltd.	100,000	282,621
China Resources Power Holdings Co., Ltd.	86,000	215,678
China Taiping Insurance Holdings Co., Ltd. †	9,400	32,066
China Unicom Hong Kong Ltd.	140,000	213,121
Far East Horizon Ltd.	205,000	187,504
Haier Electronics Group Co., Ltd.	7,000	18,323
New World China Land Ltd.	96,000	61,398
Shimao Property Holdings Ltd.	83,500	175,208
Yuexiu Property Co., Ltd.	760,000	149,129

		3,683,480

Hungary - 0.3%
OTP Bank PLC	4,434	83,708
Richter Gedeon Nyrt	2,719	37,298

		121,006

India - 2.2%
Reliance Industries Ltd. GDR 144A (b)	1,094	28,883
State Bank of India GDR	8,419	356,123
Tata Motors Ltd. ADR (1)(a)	11,100	500,166

		885,172

Indonesia - 1.4%
Adaro Energy Tbk PT	1,100,300	79,741
Astra Agro Lestari Tbk PT	5,600	10,394
Bank Negara Indonesia Persero Tbk PT	118,000	65,146
Bank Rakyat Indonesia Persero Tbk PT	71,500	72,523
Tambang Batubara Bukit Asam Persero Tbk PT	105,000	86,088
Telekomunikasi Indonesia Persero Tbk PT	842,100	185,680
United Tractors Tbk PT	43,300	72,058

		571,630

Korea, Republic of - 13.5%
Amorepacific Corp.	56	169,203
AMOREPACIFIC Group	67	90,531
CJ Corp.	896	141,977
Coway Co., Ltd.	688	56,626

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 13.5% (continued)
Daewoo Engineering & Construction Co., Ltd. †	2,810	$20,037
Dongbu Insurance Co., Ltd.	2,070	92,170
GS Engineering & Construction Corp. †	470	12,760
Hanwha Corp.	510	16,661
Hanwha Life Insurance Co., Ltd.	11,023	73,143
Hyosung Corp.	273	21,290
Hyundai Development Co.-Engineering & Construction	2,749	140,916
Hyundai Marine & Fire Insurance Co., Ltd.	667	14,913
Hyundai Mipo Dockyard Co., Ltd. †	132	9,050
Hyundai Mobis Co., Ltd.	115	25,473
Hyundai Motor Co.	82	12,418
Hyundai Wia Corp.	111	14,136
Industrial Bank of Korea	9,612	115,379
KB Financial Group, Inc.	4,109	145,043
KCC Corp.	26	13,243
Kia Motors Corp.	3,504	142,395
Korea Electric Power Corp.	4,570	188,328
Korea Investment Holdings Co., Ltd.	2,297	129,927
Korea Zinc Co., Ltd.	151	57,738
Korean Air Lines Co., Ltd. †	3,649	159,447
KT Corp. †	4,707	123,093
LG Corp.	1,529	84,389
LG Display Co., Ltd.	6,655	188,336
LG Uplus Corp.	8,278	82,009
Mirae Asset Securities Co., Ltd.	2,176	102,396
Samsung Card Co., Ltd.	4,911	181,509
Samsung Electronics Co., Ltd. GDR 144A (b)	1,782	1,157,268
Samsung Electronics Co., Ltd. GDR	521	335,086
Samsung Fire & Marine Insurance Co., Ltd.	841	202,637
Samsung Life Insurance Co., Ltd.	1,175	102,249
Shinhan Financial Group Co., Ltd.	4,824	181,237
SK Holdings Co., Ltd.	477	72,987
SK Hynix, Inc.	9,367	382,610
SK Networks Co., Ltd.	6,365	46,714
SK Telecom Co., Ltd. ADR (1)	9,700	263,937

		5,369,261

Malaysia - 0.8%
MISC Bhd	24,800	56,736
Tenaga Nasional Bhd	48,200	186,620
YTL Corp. Bhd	193,700	87,362

		330,718

Mexico - 1.2%
America Movil SAB de CV, Class L ADR (1)	11,100	227,106
Arca Continental SAB de CV (1)†	12,700	78,006
Gruma SAB de CV, Class B (1)	12,500	158,685
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,600	10,489
OHL Mexico SAB de CV (1)†	7,300	13,884

		488,170

Peru - 0.2%
Credicorp Ltd. (1)	400	56,252

	SHARES	VALUE (Note 4)
Poland - 2.7%
Enea SA	18,838	$82,058
Energa SA	17,713	116,208
Grupa Azoty SA	2,027	43,316
KGHM Polska Miedz SA	5,235	165,448
Orange Polska SA	4,228	10,625
PGE Polska Grupa Energetyczna SA	30,723	168,794
Polski Koncern Naftowy Orlen SA	10,811	168,769
Polskie Gornictwo Naftowe i Gazownictwo SA	115,731	167,716
Tauron Polska Energia SA	118,287	137,488

		1,060,422

Russia - 1.3%
MMC Norilsk Nickel OJSC ADR (1)	14,130	250,808
Severstal PAO GDR (1)	9,879	107,681
Severstal PAO GDR (Borse Berlin Equiduct)	1,650	18,548
Tatneft OAO ADR (1)	1,150	34,068
Tatneft OAO ADR (Borse Berlin Equiduct)	3,376	100,153

		511,258

South Africa - 5.7%
African Rainbow Minerals Ltd.	876	7,125
Barclays Africa Group Ltd.	4,976	75,835
Barloworld Ltd.	1,412	10,774
Bidvest Group Ltd./The	770	20,828
Discovery Ltd.	12,700	130,342
FirstRand Ltd.	43,617	200,509
Foschini Group Ltd./The	4,468	66,430
Gold Fields Ltd. ADR (1)	22,700	91,027
Investec Ltd.	22,394	185,318
Liberty Holdings Ltd.	7,271	100,521
MMI Holdings Ltd.	40,050	108,415
MTN Group Ltd.	11,799	198,898
Nedbank Group Ltd.	1,031	20,193
Netcare Ltd.	16,800	57,612
Pick n Pay Stores Ltd.	9,128	37,181
Redefine Properties Ltd. REIT	64,256	65,618
Resilient Property Income Fund Ltd.	16,181	138,574
Sanlam Ltd.	26,457	170,510
Sappi Ltd. †	30,356	122,567
Sasol Ltd. ADR (1)	800	27,232
Steinhoff International Holdings Ltd.	45,489	284,706
Telkom SA SOC Ltd. †	22,312	145,531
Vodacom Group Ltd.	1,637	17,881

		2,283,627

Taiwan - 12.7%
Advanced Semiconductor Engineering, Inc.	132,000	178,746
Asia Pacific Telecom Co., Ltd.	30,000	13,691
Asustek Computer, Inc.	15,000	150,795
AU Optronics Corp.	311,000	156,049
Catcher Technology Co., Ltd.	14,000	146,415
Cathay Financial Holding Co., Ltd.	34,200	54,491
Chailease Holding Co., Ltd.	18,000	44,817
Chicony Electronics Co., Ltd.	11,000	30,778
China Airlines Ltd. †	338,000	173,387
China Motor Corp.	17,000	14,711
Compal Electronics, Inc. †	29,000	24,092

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Taiwan - 12.7% (continued)
Eva Airways Corp. †	150,000	$109,999
Far EasTone Telecommunications Co., Ltd. †	66,000	159,221
Farglory Land Development Co., Ltd.	8,000	9,214
Formosa Taffeta Co., Ltd.	12,000	12,622
Foxconn Technology Co., Ltd.	35,300	94,647
Fubon Financial Holding Co., Ltd.	184,000	329,828
Hon Hai Precision Industry Co., Ltd.	167,600	490,589
Innolux Corp.	337,000	167,901
Inotera Memories, Inc. †	134,000	177,864
Kinsus Interconnect Technology Corp.	13,000	41,638
Largan Precision Co., Ltd.	2,000	171,936
MediaTek, Inc.	1,000	13,506
Novatek Microelectronics Corp.	22,000	113,540
Pegatron Corp.	51,000	137,600
Pou Chen Corp.	21,000	29,343
Powertech Technology, Inc.	51,000	87,645
Realtek Semiconductor Corp.	39,000	124,218
Ruentex Industries Ltd.	8,000	17,505
Shin Kong Financial Holding Co., Ltd.	68,525	19,464
Siliconware Precision Industries Co., Ltd.	95,000	157,403
Taiwan Cement Corp.	39,000	54,889
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	50,500	1,185,740
Teco Electric and Machinery Co., Ltd.	15,000	14,256
Transcend Information, Inc.	29,000	102,675
United Microelectronics Corp.	313,000	155,083
Walsin Lihwa Corp. †	130,000	39,986
Zhen Ding Technology Holding Ltd.	18,000	58,618

		5,064,902

Thailand - 3.4%
Bangkok Bank PCL NVDR	19,300	109,351
Delta Electronics Thailand PCL NVDR	75,300	174,083
Glow Energy PCL NVDR	14,500	38,192
Kasikornbank PCL NVDR	29,100	204,615
Krung Thai Bank PCL NVDR	228,100	159,796
PTT PCL NVDR	31,600	313,467
Siam Commercial Bank PCL/The NVDR	39,100	213,844
Thai Union Frozen Products PCL NVDR	170,000	104,960
TMB Bank PCL NVDR	553,100	50,624

		1,368,932

Turkey - 6.9%
Akbank TAS	71,735	210,437
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	106,977	121,090
Eregli Demir ve Celik Fabrikalari TAS	101,848	158,289
KOC Holding AS	55,642	253,095
TAV Havalimanlari Holding AS †	19,466	162,636
Tofas Turk Otomobil Fabrikasi AS	17,930	108,453
Tupras Turkiye Petrol Rafinerileri AS	6,415	151,982
Turk Hava Yollari AO †	58,316	192,375
Turk Telekomunikasyon AS	78,409	207,879
Turkcell Iletisim Hizmetleri AS †	54,486	279,463
Turkiye Garanti Bankasi AS	63,264	206,309
Turkiye Halk Bankasi AS	26,396	129,986
Turkiye Is Bankasi, Class C	59,319	133,501
Turkiye Sise ve Cam Fabrikalari AS	112,014	138,150

	SHARES	VALUE (Note 4)
Turkey - 6.9% (continued)
Turkiye Vakiflar Bankasi Tao, Class D	87,220	$142,349
Yapi ve Kredi Bankasi AS	89,613	137,357

		2,733,351

TOTAL COMMON STOCKS (cost $36,676,337)		37,109,137

PREFERRED STOCKS - 1.5%

Brazil - 1.5%
AES Tiete SA (1)	12,600	67,825
Banco do Estado do Rio Grande do Sul SA, Series B (1)	30,600	106,521
Cia Energetica de Sao Paulo, Series B (1)	21,600	161,075
Itausa - Investimentos Itau SA (1)	54,800	171,875
Suzano Papel e Celulose SA, Series A (1)	20,500	95,064

TOTAL PREFERRED STOCKS (cost $699,001)		602,360

EXCHANGE-TRADED FUNDS (ETF) - 3.5%

United States - 3.5%
iShares MSCI Emerging Markets ETF (1) (cost $1,348,356)	34,349	1,378,425

SECURITIES LENDING COLLATERAL - 2.3%

Money Market Funds - 2.3%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (2) (c)(d)
(cost $906,364)	906,364	906,364

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 100.4% (cost $39,630,058)		39,996,286

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(156,594)

NET ASSETS - 100.0%		$39,839,692

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $894,004; cash collateral of $906,364 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,076,887	5.2%
Consumer Staples	1,142,820	2.9
Energy	2,778,741	7.0
Exchange-Traded Funds	1,378,425	3.5
Financials	14,666,508	36.8
Health Care	159,054	0.4
Industrials	2,368,089	5.9
Information Technology	6,505,062	16.3
Materials	1,399,568	3.5
Telecommunication Services	4,070,247	10.2
Utilities	2,544,521	6.4
Securities Lending Collateral	906,364	2.3

Total Investments In Securities, At Value	39,996,286	100.4
Liabilities in Excess of Other Assets	(156,594)	(0.4)

Net Assets	$39,839,692	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

COMMON STOCKS - 90.7%	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.7%
Advance Auto Parts, Inc.	38	$5,688
Apollo Education Group, Inc. †	154	2,914
AutoNation, Inc. †	43	2,766
AutoZone, Inc. †	22	15,008
Bed Bath & Beyond, Inc. †	66	5,067
Best Buy Co., Inc.	374	14,133
Brinker International, Inc.	70	4,309
Burlington Stores, Inc. †	72	4,278
Cablevision Systems Corp., Class A	274	5,014
Columbia Sportswear Co.	41	2,497
Comcast Corp., Class A	850	47,999
Cracker Barrel Old Country Store, Inc.	21	3,195
Dana Holding Corp.	123	2,603
Deckers Outdoor Corp. †	28	2,040
DeVry Education Group, Inc.	83	2,769
Dillard’s, Inc., Class A	49	6,689
Dollar General Corp. †	240	18,091
Dollar Tree, Inc. †	146	11,847
Domino’s Pizza, Inc.	24	2,413
Expedia, Inc.	73	6,871
Foot Locker, Inc.	131	8,253
GameStop Corp., Class A	69	2,619
Gannett Co., Inc.	169	6,267
Gap, Inc./The	315	13,649
Genuine Parts Co.	27	2,516
Graham Holdings Co., Class B	6	6,298
H&R Block, Inc.	97	3,111
Hanesbrands, Inc.	211	7,071
Harman International Industries, Inc.	31	4,143
Home Depot, Inc./The	660	74,983
HSN, Inc.	34	2,320
John Wiley & Sons, Inc.	67	4,096
Kohl’s Corp.	172	13,459
L Brands, Inc.	246	23,195
Lear Corp.	47	5,209
Leggett & Platt, Inc.	64	2,950
Lowe’s Cos., Inc.	787	58,545
Macy’s, Inc.	273	17,720
Mohawk Industries, Inc. †	22	4,086
NIKE, Inc., Class B	481	48,259
Nordstrom, Inc.	116	9,317
NVR, Inc. †	2	2,657
O’Reilly Automotive, Inc. †	65	14,056
Ross Stores, Inc.	176	18,543
Royal Caribbean Cruises Ltd.	90	7,366
Sally Beauty Holdings, Inc. †	81	2,784
Skechers U.S.A., Inc., Class A †	91	6,544
Staples, Inc.	406	6,612
Target Corp.	536	43,990
Time Warner, Inc.	348	29,385
Ulta Salon Cosmetics & Fragrance, Inc. †	23	3,470
Whirlpool Corp.	75	15,155
Williams-Sonoma, Inc.	65	5,181

		640,000

Consumer Staples - 9.6%
Altria Group, Inc.	1,147	57,373
Archer-Daniels-Midland Co.	316	14,978

	SHARES	VALUE (Note 4)
Consumer Staples - 9.6% (continued)
Bunge Ltd.	58	$4,777
Costco Wholesale Corp.	229	34,692
Coty, Inc., Class A †	143	3,471
CVS Health Corp.	753	77,717
Dr Pepper Snapple Group, Inc.	88	6,906
Energizer Holdings, Inc.	38	5,246
Ingredion, Inc.	64	4,981
Kroger Co./The	457	35,034
Molson Coors Brewing Co., Class B	80	5,956
Monster Beverage Corp. †	94	13,009
PepsiCo, Inc.	621	59,380
Pilgrim’s Pride Corp.	236	5,331
Pinnacle Foods, Inc.	145	5,918
Rite Aid Corp. †	1,085	9,429
Seaboard Corp. †	1	4,132
Spectrum Brands Holdings, Inc.	45	4,030
Tyson Foods, Inc., Class A	94	3,600
Walgreens Boots Alliance, Inc.	384	32,517
Wal-Mart Stores, Inc.	1,153	94,834

		483,311

Energy - 1.6%
CVR Energy, Inc.	115	4,894
EOG Resources, Inc.	72	6,602
Halliburton Co.	58	2,545
Helmerich & Payne, Inc.	18	1,225
Marathon Petroleum Corp.	225	23,038
Newfield Exploration Co. †	143	5,018
Superior Energy Services, Inc.	50	1,117
Tesoro Corp.	152	13,876
Valero Energy Corp.	324	20,613
Western Refining, Inc.	69	3,408

		82,336

Financials - 17.4%
Alleghany Corp. †	12	5,844
Allstate Corp./The	253	18,006
American Financial Group, Inc.	70	4,491
American International Group, Inc.	1,151	63,063
American National Insurance Co.	34	3,345
Ameriprise Financial, Inc.	52	6,804
AmTrust Financial Services, Inc.	106	6,040
Apartment Investment & Management Co., Class A REIT	39	1,535
Arch Capital Group Ltd. †	40	2,464
Assurant, Inc.	58	3,562
Assured Guaranty Ltd.	192	5,067
Bank of New York Mellon Corp./The	345	13,883
BB&T Corp.	59	2,300
Berkshire Hathaway, Inc., Class B †	903	130,321
Capital One Financial Corp.	308	24,277
CBRE Group, Inc., Class A †	133	5,148
Chubb Corp./The	69	6,976
Citigroup, Inc.	1,124	57,908
CNO Financial Group, Inc.	74	1,274
Credit Acceptance Corp. †	14	2,730
Discover Financial Services	151	8,509
Everest Re Group Ltd.	31	5,394

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 17.4% (continued)
First American Financial Corp.	158	$5,637
First Horizon National Corp.	210	3,001
FNF Group	166	6,102
Goldman Sachs Group, Inc./The	340	63,910
Hanover Insurance Group, Inc./The	73	5,298
Hartford Financial Services Group, Inc./The	166	6,942
HCC Insurance Holdings, Inc.	97	5,497
Huntington Bancshares, Inc.	285	3,149
Janus Capital Group, Inc.	156	2,682
Jones Lang LaSalle, Inc.	38	6,475
JPMorgan Chase & Co.	1,179	71,424
Lincoln National Corp.	113	6,493
Mercury General Corp.	82	4,736
MetLife, Inc.	772	39,025
Morgan Stanley	1,328	47,396
NASDAQ OMX Group, Inc./The	101	5,145
Navient Corp.	271	5,509
PartnerRe Ltd.	48	5,488
PNC Financial Services Group, Inc./The	226	21,072
Post Properties, Inc. REIT	45	2,562
Principal Financial Group, Inc.	101	5,188
Progressive Corp./The	100	2,720
Prudential Financial, Inc.	99	7,951
Radian Group, Inc.	221	3,711
Raymond James Financial, Inc.	52	2,953
Reinsurance Group of America, Inc.	58	5,405
RenaissanceRe Holdings Ltd.	13	1,296
State Street Corp.	145	10,662
Strategic Hotels & Resorts, Inc. REIT†	100	1,243
SunTrust Banks, Inc.	159	6,533
Travelers Cos., Inc./The	292	31,574
Unum Group	86	2,901
Validus Holdings Ltd.	98	4,126
Wells Fargo & Co.	1,540	83,776
White Mountains Insurance Group Ltd.	7	4,792
WR Berkley Corp.	118	5,960

		877,275

Health Care - 12.4%
AbbVie, Inc.	550	32,197
Aetna, Inc.	282	30,041
Alexion Pharmaceuticals, Inc. †	28	4,852
AmerisourceBergen Corp.	26	2,955
Amgen, Inc.	337	53,869
Anthem, Inc.	220	33,970
Becton Dickinson and Co.	49	7,036
Celgene Corp. †	307	35,391
Centene Corp. †	106	7,493
Cigna Corp.	132	17,086
CR Bard, Inc.	34	5,690
DaVita HealthCare Partners, Inc. †	24	1,951
Edwards Lifesciences Corp. †	55	7,835
Eli Lilly & Co.	338	24,556
Gilead Sciences, Inc. †	622	61,037
HCA Holdings, Inc. †	339	25,503
Health Net, Inc. †	108	6,533
Humana, Inc.	112	19,938
IDEXX Laboratories, Inc. †	13	2,008

	SHARES	VALUE (Note 4)
Health Care - 12.4% (continued)
Illumina, Inc. †	11	$2,042
Johnson & Johnson	691	69,515
LifePoint Hospitals, Inc. †	68	4,995
McKesson Corp.	49	11,084
Medtronic PLC (Ireland)	174	13,570
Merck & Co., Inc.	515	29,602
PAREXEL International Corp. †	48	3,312
Quest Diagnostics, Inc.	47	3,612
Quintiles Transnational Holdings, Inc. †	80	5,358
STERIS Corp.	66	4,638
Teleflex, Inc.	32	3,867
United Therapeutics Corp. †	34	5,863
UnitedHealth Group, Inc.	607	71,802
Universal Health Services, Inc., Class B	47	5,532
VCA, Inc. †	54	2,960
Zimmer Holdings, Inc.	51	5,994

		623,687

Industrials - 11.1%
3M Co.	446	73,568
Air Lease Corp.	39	1,472
Alaska Air Group, Inc.	105	6,949
AMERCO	10	3,304
American Airlines Group, Inc.	486	25,651
Avis Budget Group, Inc. †	81	4,780
Boeing Co./The	180	27,014
Caterpillar, Inc.	113	9,043
Cintas Corp.	76	6,204
CSX Corp.	473	15,666
Cummins, Inc.	43	5,962
Curtiss-Wright Corp.	60	4,436
Delta Air Lines, Inc.	664	29,853
Deluxe Corp.	84	5,820
Esterline Technologies Corp. †	12	1,373
FedEx Corp.	240	39,708
GATX Corp.	46	2,667
General Dynamics Corp.	209	28,368
Huntington Ingalls Industries, Inc.	47	6,587
JetBlue Airways Corp. †	378	7,276
L-3 Communications Holdings, Inc.	23	2,893
Landstar System, Inc.	46	3,050
Lockheed Martin Corp.	208	42,216
Macquarie Infrastructure Co. LLC	54	4,444
Norfolk Southern Corp.	48	4,940
Northrop Grumman Corp.	112	18,028
Pitney Bowes, Inc.	213	4,967
Raytheon Co.	70	7,647
Republic Services, Inc.	59	2,393
Robert Half International, Inc.	85	5,144
Ryder System, Inc.	52	4,934
Snap-on, Inc.	39	5,735
Southwest Airlines Co.	553	24,498
Spirit AeroSystems Holdings, Inc., Class A †	108	5,639
Spirit Airlines, Inc. †	37	2,862
Stanley Black & Decker, Inc.	75	7,152
Teledyne Technologies, Inc. †	17	1,814
Textron, Inc.	87	3,857
Timken Co./The	58	2,444

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 11.1% (continued)
Trinity Industries, Inc.	121	$4,297
Union Pacific Corp.	578	62,603
United Continental Holdings, Inc. †	294	19,772
United Rentals, Inc. †	62	5,652
WABCO Holdings, Inc. †	27	3,318
Waste Management, Inc.	59	3,200

		559,200

Information Technology - 20.8%
Activision Blizzard, Inc.	273	6,204
Akamai Technologies, Inc. †	23	1,634
Amdocs Ltd.	117	6,365
Apple, Inc.	1,950	242,638
Applied Materials, Inc.	938	21,161
ARRIS Group, Inc. †	190	5,490
Booz Allen Hamilton Holding Corp.	202	5,846
Broadcom Corp., Class A	456	19,742
Brocade Communications Systems, Inc.	495	5,873
Cadence Design Systems, Inc. †	180	3,319
Cavium, Inc. †	37	2,620
CDW Corp.	148	5,512
Cisco Systems, Inc.	2,678	73,712
CommScope Holding Co., Inc. †	197	5,622
Computer Sciences Corp.	89	5,810
Corning, Inc.	864	19,596
Dolby Laboratories, Inc., Class A	29	1,107
Electronic Arts, Inc. †	261	15,351
EMC Corp.	1,631	41,688
F5 Networks, Inc. †	37	4,253
Facebook, Inc., Class A †	123	10,112
Fiserv, Inc. †	34	2,700
Fortinet, Inc. †	78	2,726
Global Payments, Inc.	14	1,284
Harris Corp.	54	4,253
Hewlett-Packard Co.	1,335	41,599
IAC/InterActiveCorp	22	1,484
Intel Corp.	2,522	78,863
Jabil Circuit, Inc.	122	2,852
Juniper Networks, Inc.	71	1,603
KLA-Tencor Corp.	57	3,323
Lam Research Corp.	85	5,970
Marvell Technology Group Ltd.	340	4,998
Micron Technology, Inc. †	1,005	27,266
Microsoft Corp.	3,085	125,421
NetApp, Inc.	146	5,177
NVIDIA Corp.	324	6,780
ON Semiconductor Corp. †	470	5,692
Oracle Corp.	1,827	78,835
PTC, Inc. †	31	1,121
Qorvo, Inc. †	129	10,281
SanDisk Corp.	100	6,362
Skyworks Solutions, Inc.	199	19,560
SolarWinds, Inc. †	46	2,357
Symantec Corp.	268	6,262
Synopsys, Inc. †	89	4,122
Teradyne, Inc.	120	2,262
Texas Instruments, Inc.	942	53,868
VeriFone Systems, Inc. †	93	3,245

	SHARES	VALUE (Note 4)
Information Technology - 20.8% (continued)
Verint Systems, Inc. †	42	$2,601
Western Digital Corp.	165	15,017
Western Union Co./The	158	3,288
Xerox Corp.	558	7,170
Zebra Technologies Corp., Class A †	65	5,896

		1,047,893

Materials - 1.6%
Alcoa, Inc.	961	12,416
Ball Corp.	79	5,581
Berry Plastics Group, Inc. †	65	2,352
Celanese Corp., Series A	24	1,341
CF Industries Holdings, Inc.	9	2,553
Crown Holdings, Inc. †	51	2,755
Dow Chemical Co./The	272	13,051
Eastman Chemical Co.	21	1,454
Graphic Packaging Holding Co.	348	5,060
Packaging Corp. of America	60	4,691
Rock-Tenn Co., Class A	51	3,289
Sherwin-Williams Co./The	43	12,234
Steel Dynamics, Inc.	197	3,960
United States Steel Corp.	118	2,879
Westlake Chemical Corp.	60	4,316

		77,932

Telecommunication Services - 1.3%
AT&T, Inc.	1,577	51,489
CenturyLink, Inc.	197	6,806
Frontier Communications Corp.	669	4,717

		63,012

Utilities - 2.2%
AGL Resources, Inc.	23	1,142
American Electric Power Co., Inc.	248	13,950
CMS Energy Corp.	85	2,967
Consolidated Edison, Inc.	56	3,416
DTE Energy Co.	57	4,599
Duke Energy Corp.	162	12,438
Edison International	99	6,185
Entergy Corp.	78	6,044
Exelon Corp.	489	16,435
IDACORP, Inc.	49	3,081
PG&E Corp.	234	12,418
Pinnacle West Capital Corp.	40	2,550
Public Service Enterprise Group, Inc.	157	6,582
SCANA Corp.	48	2,640
UGI Corp.	131	4,269
Vectren Corp.	55	2,428
Westar Energy, Inc.	94	3,643
Xcel Energy, Inc.	101	3,516

		108,303

TOTAL COMMON STOCKS (cost $4,571,186)		4,562,949

EXCHANGE-TRADED FUNDS (ETF) - 6.3%
SPDR S&P 500 ETF Trust (cost $319,877)	1,547	319,347

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

MONEY MARKET FUNDS - 13.3%	SHARES	VALUE (Note 4)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $669,020)	669,020	$669,020

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 110.3% (cost $5,560,083)		5,551,316

LIABILITIES IN EXCESS OF OTHER ASSETS - (10.3%)		(519,019)

NET ASSETS - 100.0%		$5,032,297

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

COMMON STOCKS - 96.7%	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.4%
1-800-Flowers.com, Inc., Class A †	551	$6,518
A. H. Belo Corp., Class A	246	2,025
Aaron’s, Inc.	91	2,576
Abercrombie & Fitch Co., Class A	175	3,857
AMC Entertainment Holdings, Inc., Class A	111	3,939
American Axle & Manufacturing Holdings, Inc. †	318	8,214
American Eagle Outfitters, Inc.	510	8,711
America’s Car-Mart, Inc. †	73	3,960
ANN, Inc. †	189	7,755
Asbury Automotive Group, Inc. †(a)	138	11,468
Barnes & Noble, Inc. †	275	6,531
Big Lots, Inc.	243	11,671
Brown Shoe Co., Inc. (a)	220	7,216
Buckle, Inc./The	188	9,605
Build-A-Bear Workshop, Inc. †	207	4,068
Capella Education Co.	60	3,893
Career Education Corp. †	187	941
Carrols Restaurant Group, Inc. †(a)	172	1,426
Cato Corp./The, Class A	140	5,544
Chico’s FAS, Inc.	180	3,184
Children’s Place, Inc./The (a)	97	6,226
Christopher & Banks Corp. †	309	1,718
Citi Trends, Inc. †	155	4,185
Collectors Universe, Inc.	102	2,301
Cooper Tire & Rubber Co.	303	12,981
Cooper-Standard Holding, Inc. †	81	4,795
Core-Mark Holding Co., Inc.	91	5,853
CSS Industries, Inc.	44	1,327
Deckers Outdoor Corp. †	24	1,749
Denny’s Corp. †	124	1,414
Diamond Resorts International, Inc. †	268	8,959
Entercom Communications Corp., Class A †	115	1,397
Ethan Allen Interiors, Inc.	147	4,063
Famous Dave’s of America, Inc. †	109	3,107
Finish Line, Inc./The, Class A	221	5,419
Flexsteel Industries, Inc.	104	3,254
Genesco, Inc. †	89	6,339
Gentherm, Inc. †(a)	153	7,728
G-III Apparel Group Ltd. †	88	9,913
Group 1 Automotive, Inc.	100	8,633
Harte-Hanks, Inc.	142	1,108
Haverty Furniture Cos., Inc.	164	4,080
Helen of Troy Ltd. †	107	8,719
Houghton Mifflin Harcourt Co. †	537	12,609
Iconix Brand Group, Inc. †	115	3,872
Isle of Capri Casinos, Inc. †	130	1,827
Jack in the Box, Inc.	113	10,839
JC Penney Co., Inc. †(a)	502	4,222
Kirkland’s, Inc. †	50	1,188
Lakeland Industries, Inc. †(a)	246	2,202
Libbey, Inc.	134	5,348
Lithia Motors, Inc., Class A (a)	77	7,655
Marcus Corp./The	118	2,512
Marriott Vacations Worldwide Corp.	133	10,780
Mattress Firm Holding Corp. †	79	5,502
McClatchy Co./The, Class A †	1,242	2,285
Meredith Corp.	114	6,358
Modine Manufacturing Co. †	298	4,014

	SHARES	VALUE (Note 4)
Consumer Discretionary - 19.4% (continued)
Motorcar Parts of America, Inc. †	78	$2,168
Movado Group, Inc.	145	4,135
Murphy USA, Inc. †	87	6,296
Nathan’s Famous, Inc.	22	1,191
Nautilus, Inc. †	287	4,382
Outerwall, Inc.	91	6,017
Overstock.com, Inc. †	59	1,429
Perry Ellis International, Inc. †	173	4,007
Popeyes Louisiana Kitchen, Inc. †	27	1,615
Reading International, Inc. †	136	1,829
Regis Corp. †	287	4,695
Rent-A-Center, Inc.	67	1,838
Ruby Tuesday, Inc. †(a)	615	3,696
Scholastic Corp.	164	6,714
Select Comfort Corp. †	237	8,169
Skullcandy, Inc. †	333	3,763
Smith & Wesson Holding Corp. †(a)	136	1,731
Sonic Automotive, Inc., Class A	222	5,528
Speedway Motorsports, Inc.	225	5,119
Stage Stores, Inc.	122	2,796
Standard Motor Products, Inc.	135	5,705
Stein Mart, Inc. (a)	85	1,058
Strattec Security Corp. (a)	47	3,470
Strayer Education, Inc. †	71	3,792
Texas Roadhouse, Inc.	51	1,858
Tower International, Inc. †	175	4,655
Tuesday Morning Corp. †	66	1,063
Unifi, Inc. †	74	2,671
Universal Electronics, Inc. †	81	4,572
ZAGG, Inc. †	623	5,401
Zumiez, Inc. †	146	5,877

		426,823

Consumer Staples - 5.6%
Andersons, Inc./The	46	1,903
Calavo Growers, Inc.	29	1,491
Cal-Maine Foods, Inc.	209	8,163
Central Garden and Pet Co., Class A †	309	3,282
Coca-Cola Bottling Co. Consolidated	34	3,844
Farmer Bros Co. †	115	2,846
Fresh Del Monte Produce, Inc. (a)	233	9,066
HRG Group, Inc. †	687	8,574
Ingles Markets, Inc., Class A	139	6,878
J&J Snack Foods Corp. (a)	61	6,509
John B. Sanfilippo & Son, Inc.	106	4,569
Medifast, Inc. †	127	3,806
MGP Ingredients, Inc.	248	3,338
National Beverage Corp. †	138	3,369
Omega Protein Corp. †	121	1,656
Revlon, Inc., Class A †	206	8,487
Sanderson Farms, Inc.	109	8,682
SpartanNash Co.	176	5,555
SUPERVALU, Inc. †	1,164	13,537
USANA Health Sciences, Inc. †	67	7,445
Vector Group Ltd.	492	10,809

		123,809

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Energy - 3.1%
Abraxas Petroleum Corp. †	712	$2,314
Alon USA Energy, Inc.	255	4,225
Callon Petroleum Co. †	148	1,105
Carrizo Oil & Gas, Inc. †	35	1,738
Delek US Holdings, Inc.	177	7,036
Forum Energy Technologies, Inc. †	229	4,488
Green Plains, Inc.	223	6,367
Helix Energy Solutions Group, Inc. †	158	2,364
ION Geophysical Corp. †	1,250	2,712
Matrix Service Co. †	192	3,371
Newpark Resources, Inc. †	143	1,303
Panhandle Oil and Gas, Inc., Class A	91	1,801
PBF Energy, Inc., Class A	313	10,617
PetroQuest Energy, Inc. †	306	704
PHI, Inc. †	57	1,715
Pioneer Energy Services Corp. †	205	1,111
REX American Resources Corp. †(a)	74	4,500
Teekay Tankers Ltd., Class A	481	2,761
Tesco Corp.	88	1,001
VAALCO Energy, Inc. †	646	1,583
Vertex Energy, Inc. †(a)	456	1,687
Warren Resources, Inc. †	808	719
Westmoreland Coal Co. †	121	3,238

		68,460

Financials - 19.0%
1st Source Corp.	36	1,157
Ambac Financial Group, Inc. †	220	5,324
American Equity Investment Life Holding Co.	312	9,089
American National Insurance Co.	14	1,377
AMERISAFE, Inc.	61	2,821
Apollo Investment Corp.	973	7,468
Argo Group International Holdings Ltd.	135	6,770
Arlington Asset Investment Corp., Class A (a)	178	4,283
Ashford Hospitality Trust, Inc. REIT	495	4,762
Aspen Insurance Holdings Ltd.	207	9,777
Associated Banc-Corp (a)	484	9,002
Atlas Financial Holdings, Inc. †(a)	122	2,156
BancFirst Corp.	68	4,147
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	164	5,378
Bank of Marin Bancorp	32	1,629
Banner Corp. (a)	32	1,469
Berkshire Hills Bancorp, Inc.	39	1,080
BGC Partners, Inc., Class A	833	7,872
BlackRock Capital Investment Corp.	436	3,950
Boston Private Financial Holdings, Inc.	123	1,494
Calamos Asset Management, Inc., Class A	139	1,870
Capital Southwest Corp. (a)	64	2,971
Chatham Lodging Trust REIT	56	1,647
Cowen Group, Inc., Class A †(a)	879	4,571
Customers Bancorp, Inc. †	210	5,116
DiamondRock Hospitality Co. REIT	362	5,115
Encore Capital Group, Inc. †(a)	74	3,078
Endurance Specialty Holdings Ltd.	206	12,595
EverBank Financial Corp.	429	7,735
FBL Financial Group, Inc., Class A	119	7,379
FBR & Co. †	106	2,450

	SHARES	VALUE (Note 4)
Financials - 19.0% (continued)
Federated National Holding Co. (a)	163	$4,988
Fifth Street Finance Corp.	422	3,081
Financial Institutions, Inc.	92	2,110
First Commonwealth Financial Corp. (a)	310	2,790
First Defiance Financial Corp.	117	3,840
First Financial Corp.	29	1,041
First Interstate BancSystem, Inc. (a)	119	3,311
First Merchants Corp.	69	1,624
First NBC Bank Holding Co. †(a)	123	4,057
Firsthand Technology Value Fund, Inc. (a)	172	2,466
Gladstone Capital Corp.	129	1,136
Great Southern Bancorp, Inc.	115	4,530
Greenlight Capital Re Ltd., Class A †	165	5,247
GSV Capital Corp. †(a)	96	941
Hanmi Financial Corp.	57	1,206
HCI Group, Inc.	29	1,330
Heartland Financial USA, Inc.	45	1,468
Horace Mann Educators Corp.	197	6,737
Independent Bank Corp.	166	2,130
Infinity Property & Casualty Corp.	58	4,759
International Bancshares Corp. (a)	261	6,794
INTL FCStone, Inc. †	61	1,813
Investment Technology Group, Inc. †	203	6,153
KCAP Financial, Inc.	418	2,813
Ladenburg Thalmann Financial Services, Inc. †	724	2,795
Maiden Holdings Ltd. (a)	425	6,303
MainSource Financial Group, Inc.	193	3,790
MBIA, Inc. †(a)	699	6,501
Montpelier Re Holdings Ltd.	205	7,880
National Western Life Insurance Co., Class A	21	5,340
Navigators Group, Inc./The †	77	5,994
NBT Bancorp, Inc. (a)	54	1,353
Nelnet, Inc., Class A	192	9,085
New Mountain Finance Corp.	305	4,453
OneBeacon Insurance Group Ltd., Class A	392	5,962
Oppenheimer Holdings, Inc., Class A	143	3,355
PennantPark Investment Corp.	450	4,072
Peoples Bancorp, Inc.	83	1,962
PHH Corp. †	220	5,317
Phoenix Cos., Inc./The †	71	3,549
Piper Jaffray Cos. †	101	5,298
Preferred Bank	124	3,406
Primerica, Inc.	222	11,300
PrivateBancorp, Inc.	152	5,346
ProAssurance Corp.	43	1,974
S&T Bancorp, Inc.	146	4,143
Safety Insurance Group, Inc.	75	4,481
Selective Insurance Group, Inc.	220	6,391
Southside Bancshares, Inc. (a)	86	2,467
St. Joe Co./The †	371	6,886
StanCorp Financial Group, Inc.	114	7,820
State Auto Financial Corp.	140	3,401
Stewart Information Services Corp.	134	5,446
Symetra Financial Corp.	332	7,789
TCF Financial Corp.	641	10,076
TCP Capital Corp.	154	2,467
United Fire Group, Inc.	157	4,988
United Insurance Holdings Corp. (a)	206	4,635

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 19.0% (continued)
Universal Insurance Holdings, Inc. (a)	244	$6,244
WesBanco, Inc.	136	4,431
Winthrop Realty Trust REIT	267	4,357
Wintrust Financial Corp. (a)	46	2,193
World Acceptance Corp. †(a)	16	1,167

		416,314

Health Care - 6.5%
ABIOMED, Inc. †	15	1,074
Almost Family, Inc. †	33	1,475
AMAG Pharmaceuticals, Inc. †(a)	40	2,186
Amedisys, Inc. †(a)	155	4,151
Anika Therapeutics, Inc. †(a)	99	4,076
Bio-Reference Laboratories, Inc. †	42	1,480
Cambrex Corp. †	114	4,518
Chemed Corp.	66	7,880
Depomed, Inc. †	199	4,459
Ensign Group, Inc./The	38	1,781
Exactech, Inc. †	147	3,768
Greatbatch, Inc. †	68	3,934
Hill-Rom Holdings, Inc.	88	4,312
ICU Medical, Inc. †	40	3,726
Infinity Pharmaceuticals, Inc. †	194	2,712
Insys Therapeutics, Inc. †(a)	49	2,848
Lannett Co., Inc. †(a)	163	11,037
LHC Group, Inc. †	96	3,171
Merge Healthcare, Inc. †	683	3,053
Molina Healthcare, Inc. †	173	11,641
Myriad Genetics, Inc. †(a)	274	9,700
National HealthCare Corp.	62	3,950
Natus Medical, Inc. †(a)	146	5,763
NuVasive, Inc. †	173	7,956
Omnicell, Inc. †(a)	145	5,089
PDL BioPharma, Inc. (a)	699	4,917
RadNet, Inc. †	443	3,721
RTI Surgical, Inc. †(a)	572	2,826
SciClone Pharmaceuticals, Inc. †	509	4,510
Select Medical Holdings Corp.	529	7,845
Sucampo Pharmaceuticals, Inc., Class A †	86	1,338
Vascular Solutions, Inc. †	47	1,425

		142,322

Industrials - 13.8%
ACCO Brands Corp. †	711	5,908
Accuride Corp. †	199	927
Air Transport Services Group, Inc. †	494	4,555
Aircastle Ltd.	207	4,649
Allied Motion Technologies, Inc.	63	2,091
American Railcar Industries, Inc. (a)	100	4,973
American Woodmark Corp. †	96	5,254
Applied Industrial Technologies, Inc.	46	2,086
ARC Document Solutions, Inc. †	394	3,637
ArcBest Corp.	130	4,926
Argan, Inc.	137	4,955
Astronics Corp. †	33	2,432
Atlas Air Worldwide Holdings, Inc. †	77	3,313
Blount International, Inc.	181	2,331
Briggs & Stratton Corp.	139	2,855

	SHARES	VALUE (Note 4)
Industrials - 13.8% (continued)
CAI International, Inc. †	86	$2,113
CDI Corp.	206	2,894
Columbus McKinnon Corp.	149	4,014
Con-way, Inc.	168	7,414
Covenant Transportation Group, Inc., Class A †	43	1,426
CRA International, Inc. †	136	4,232
Douglas Dynamics, Inc.	192	4,385
Ducommun, Inc. †	81	2,098
Dycom Industries, Inc. †	45	2,198
Echo Global Logistics, Inc. †(a)	44	1,199
EMCOR Group, Inc.	119	5,530
Engility Holdings, Inc.	110	3,304
Enphase Energy, Inc. †	280	3,693
Federal Signal Corp.	330	5,211
G&K Services, Inc., Class A	24	1,741
Greenbrier Cos., Inc./The (a)	124	7,192
Griffon Corp.	281	4,898
H&E Equipment Services, Inc.	57	1,424
Hawaiian Holdings, Inc. †	278	6,123
Heidrick & Struggles International, Inc.	102	2,507
Herman Miller, Inc.	143	3,970
Hillenbrand, Inc.	227	7,008
HNI Corp.	167	9,213
Huron Consulting Group, Inc. †	92	6,086
Hyster-Yale Materials Handling, Inc.	22	1,612
ICF International, Inc. †	118	4,820
Insteel Industries, Inc.	48	1,038
Kadant, Inc.	98	5,156
Kaman Corp. (a)	78	3,310
Kimball International, Inc., Class B	150	1,572
Knoll, Inc.	229	5,365
Korn/Ferry International	225	7,396
LB Foster Co., Class A	84	3,988
Lindsay Corp.	37	2,821
LMI Aerospace, Inc. †	108	1,319
Lydall, Inc. †	152	4,821
Meritor, Inc. †	478	6,028
Multi-Color Corp.	82	5,685
MYR Group, Inc. †	84	2,633
PAM Transportation Services, Inc. †	67	3,837
Park-Ohio Holdings Corp. (a)	69	3,634
Patrick Industries, Inc. †	93	5,791
Quality Distribution, Inc. †	92	950
Republic Airways Holdings, Inc. †	366	5,033
Resources Connection, Inc.	240	4,200
RPX Corp. †	308	4,432
Rush Enterprises, Inc., Class A †(a)	179	4,897
Saia, Inc. †	65	2,880
Standex International Corp.	70	5,749
Steelcase, Inc., Class A	458	8,675
Tutor Perini Corp. †	156	3,643
UniFirst Corp. (a)	70	8,238
Universal Forest Products, Inc.	84	4,660
USA Truck, Inc. †	81	2,243
VSE Corp.	66	5,404
West Corp.	312	10,524
Willdan Group, Inc. †	256	4,055
YRC Worldwide, Inc. †	138	2,479

		303,653

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 22.1%
Advanced Energy Industries, Inc. †	132	$3,387
Ambarella, Inc. †	18	1,363
Amkor Technology, Inc. †	1,042	9,206
Bel Fuse, Inc., Class B	128	2,436
Benchmark Electronics, Inc. †	228	5,479
Black Box Corp.	122	2,553
Blackhawk Network Holdings, Inc. †(a)	181	6,474
Brooks Automation, Inc. (a)	213	2,477
Cabot Microelectronics Corp. †	30	1,499
CACI International, Inc., Class A †	100	8,992
Calix, Inc. †	248	2,081
Cascade Microtech, Inc. †(a)	285	3,870
Ciena Corp. †	63	1,217
Cirrus Logic, Inc. †	208	6,918
Cohu, Inc.	121	1,324
comScore, Inc. †(a)	132	6,758
Comtech Telecommunications Corp.	131	3,792
Convergys Corp. (a)	373	8,531
Cypress Semiconductor Corp. †	1,126	15,888
Datalink Corp. †	164	1,975
Dice Holdings, Inc. †	414	3,693
Diodes, Inc. †	227	6,483
DTS, Inc. †	114	3,884
EarthLink Holdings Corp.	517	2,295
Ebix, Inc.	270	8,203
Electronics For Imaging, Inc. †(a)	167	6,972
EnerNOC, Inc. †(a)	150	1,710
Entegris, Inc. †(a)	158	2,163
EPAM Systems, Inc. †	51	3,126
Epiq Systems, Inc.	79	1,416
ePlus, Inc. †	54	4,694
ExlService Holdings, Inc. †	169	6,287
Fair Isaac Corp.	86	7,630
Fairchild Semiconductor International, Inc. †	525	9,545
FormFactor, Inc. †	438	3,885
GSI Group, Inc. †	313	4,169
Hackett Group, Inc./The	283	2,530
Harmonic, Inc. †(a)	166	1,230
Higher One Holdings, Inc. †	280	678
Hutchinson Technology, Inc. †	511	1,364
Inphi Corp. †(a)	153	2,728
Insight Enterprises, Inc. †	211	6,018
Integrated Device Technology, Inc. †	413	8,268
Integrated Silicon Solution, Inc.	228	4,079
InterDigital, Inc.	153	7,763
Intersil Corp., Class A	198	2,835
Itron, Inc. †	99	3,615
j2 Global, Inc.	155	10,180
Lattice Semiconductor Corp. †	789	5,002
Lexmark International, Inc., Class A	203	8,595
LogMeIn, Inc. †	103	5,767
MacroGenics, Inc. †	246	3,919
ManTech International Corp., Class A	163	5,532
Marchex, Inc., Class B	428	1,746
Mentor Graphics Corp. (a)	425	10,213
Mercury Systems, Inc. †	77	1,197
Methode Electronics, Inc.	175	8,232
Microsemi Corp. †	194	6,868

	SHARES	VALUE (Note 4)
Information Technology - 22.1% (continued)
MKS Instruments, Inc.	217	$7,337
Monolithic Power Systems, Inc.	99	5,212
NETGEAR, Inc. †(a)	157	5,162
NetScout Systems, Inc. †(a)	173	7,586
Newport Corp. †	232	4,422
OmniVision Technologies, Inc. †	264	6,962
OSI Systems, Inc. †	55	4,084
PC Connection, Inc.	107	2,792
Pericom Semiconductor Corp.	299	4,626
Photronics, Inc. †	279	2,372
Planar Systems, Inc. †	430	2,705
Plantronics, Inc.	179	9,478
Plexus Corp. †	44	1,794
PMC-Sierra, Inc. †	838	7,777
Polycom, Inc. †(a)	546	7,316
Progress Software Corp. †	70	1,902
QLogic Corp. †	117	1,725
Quantum Corp. †	2,529	4,046
RealD, Inc. †	369	4,720
Reis, Inc.	96	2,461
Rofin-Sinar Technologies, Inc. †	52	1,260
Rogers Corp. †	73	6,001
Rovi Corp. †	341	6,210
Sanmina Corp. †	367	8,878
Semtech Corp. †	79	2,105
Sigma Designs, Inc. †	625	5,019
Stamps.com, Inc. †(a)	26	1,750
Super Micro Computer, Inc. †	112	3,720
Sykes Enterprises, Inc. †	240	5,964
Synaptics, Inc. †	80	6,504
Synchronoss Technologies, Inc. †	97	4,604
SYNNEX Corp.	30	2,318
Take-Two Interactive Software, Inc. †	363	9,240
Tech Data Corp. †	155	8,954
TechTarget, Inc. †	285	3,286
TeleTech Holdings, Inc.	221	5,624
Tessera Technologies, Inc.	216	8,700
Unisys Corp. †	207	4,804
VASCO Data Security International, Inc. †(a)	180	3,877
Vishay Intertechnology, Inc. (a)	593	8,195
Xcerra Corp. †	453	4,027

		486,253

Materials - 3.6%
A Schulman, Inc.	141	6,796
AK Steel Holding Corp. †	293	1,310
Boise Cascade Co. †	164	6,143
Century Aluminum Co. †	282	3,892
Clearwater Paper Corp. †(a)	86	5,616
Gold Resource Corp.	564	1,799
Handy & Harman Ltd. †	110	4,517
Hawkins, Inc.	48	1,824
Innophos Holdings, Inc.	99	5,580
Innospec, Inc.	76	3,526
Kaiser Aluminum Corp.	70	5,382
KapStone Paper and Packaging Corp. (a)	92	3,021
KMG Chemicals, Inc.	65	1,737
Materion Corp.	135	5,188

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 3.6% (continued)
Minerals Technologies, Inc.	44	$3,216
Neenah Paper, Inc. (a)	91	5,691
Noranda Aluminum Holding Corp.	806	2,394
Quaker Chemical Corp.	21	1,798
Stillwater Mining Co. †(a)	163	2,106
Trecora Resources †	107	1,305
United States Lime & Minerals, Inc.	45	2,903
US Silica Holdings, Inc.	76	2,706

		78,450

Telecommunication Services - 2.1%
Boingo Wireless, Inc. †	170	1,282
Cincinnati Bell, Inc. †	720	2,541
FairPoint Communications, Inc. †(a)	285	5,016
General Communication, Inc., Class A †	284	4,476
IDT Corp., Class B	83	1,473
Inteliquent, Inc.	263	4,140
Iridium Communications, Inc. †(a)	553	5,370
Premiere Global Services, Inc. †	235	2,246
Shenandoah Telecommunications Co.	130	4,051
Spok Holdings, Inc.	252	4,831
Telephone & Data Systems, Inc.	258	6,424
Vonage Holdings Corp. †	937	4,601

		46,451

Utilities - 1.5%
Avista Corp. (a)	175	5,981
Consolidated Water Co., Ltd. (Cayman Islands)	91	935
New Jersey Resources Corp. (a)	239	7,423
ONE Gas, Inc.	27	1,167
Portland General Electric Co. (a)	347	12,870
Unitil Corp.	54	1,878
WGL Holdings, Inc.	50	2,820

		33,074

TOTAL COMMON STOCKS (cost $2,071,267)		2,125,609

EXCHANGE-TRADED FUNDS (ETF) - 2.1%
iShares Russell 2000 ETF (a) (cost $44,417)	367	45,637

MONEY MARKET FUNDS - 4.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $108,031)	108,031	108,031

SECURITIES LENDING COLLATERAL - 16.6%	SHARES	VALUE (Note 4)
Money Market Funds - 16.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (2)(b)(c)
(cost $364,241)	364,241	$364,241

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 120.3% (cost $2,587,956)		2,643,518

LIABILITIES IN EXCESS OF OTHER ASSETS - (20.3%)		(446,438)

NET ASSETS - 100.0%		$2,197,080

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $355,466; cash collateral of $364,241 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

COMMON STOCKS - 94.6%	SHARES	VALUE (Note 4)
Australia - 3.7%
AMP Ltd.	2,060	$10,054
Caltex Australia Ltd.	1,071	28,424
Cochlear Ltd.	531	36,504
Goodman Group REIT	1,768	8,513
GPT Group/The REIT	10,151	35,258
Insurance Australia Group Ltd.	9,237	42,758
Leighton Holdings Ltd.	1,933	30,974
Macquarie Group Ltd.	122	7,091
Novion Property Group REIT	24,854	47,346
Qantas Airways Ltd. †	15,648	37,116
QBE Insurance Group Ltd.	1,318	13,028
Scentre Group REIT	8,195	23,281
Tabcorp Holdings Ltd.	6,756	24,342
Telstra Corp. Ltd.	49,979	239,922
Woodside Petroleum Ltd.	95	2,489

		587,100

Austria - 0.6%
Flughafen Wien AG	90	7,850
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,986	87,933

		95,783

Belgium - 1.4%
Belgacom SA	2,189	76,590
bpost SA	3,015	84,618
Delhaize Group SA	738	66,302

		227,510

Canada - 9.4%
Alimentation Couche-Tard, Inc., Class B (1)	2,524	100,577
Bank of Montreal (1)	929	55,672
Boardwalk Real Estate Investment Trust REIT (1)	134	6,237
Brookfield Asset Management, Inc., Class A (1)	2,551	136,437
Canadian Imperial Bank of Commerce (1)	694	50,312
CCL Industries, Inc., Class B (1)	365	41,066
CGI Group, Inc., Class A (1)†	1,311	55,605
Cogeco Cable, Inc. (1)	669	35,871
Empire Co., Ltd., Class A (1)	1,161	80,951
Fairfax Financial Holdings Ltd. (1)	174	97,541
Finning International, Inc. (1)	417	7,757
Genworth MI Canada, Inc. (1)	87	1,923
George Weston Ltd. (1)	1,089	86,257
Great-West Lifeco, Inc. (1)	1,030	29,781
Home Capital Group, Inc. (1)	133	4,469
Intact Financial Corp. (1)	1,733	130,562
Linamar Corp. (1)	857	52,839
Loblaw Cos., Ltd. (1)	2,400	117,333
Magna International, Inc. (1)	1,901	101,628
Manulife Financial Corp. (1)	920	15,624
Metro, Inc. (1)	1,932	52,352
National Bank of Canada (1)	1,236	45,125
Open Text Corp. (1)	691	36,477
Progressive Waste Solutions Ltd. (1)	886	26,009
Sun Life Financial, Inc. (1)	1,590	48,997
Toronto-Dominion Bank/The (1)	1,661	71,093

	SHARES	VALUE (Note 4)
Canada - 9.4% (continued)
WestJet Airlines Ltd. (1)	1,022	$23,933

		1,512,428

Denmark - 1.4%
AP Moeller - Maersk A/S, Class B	3	6,271
Danske Bank A/S	2,848	75,082
Pandora A/S	569	51,805
Tryg A/S	568	66,801
Vestas Wind Systems A/S	566	23,337

		223,296

Finland - 1.4%
Elisa OYJ	2,743	68,887
Fortum OYJ	3,293	68,989
Kesko OYJ, B Shares	103	4,397
Metsa Board OYJ	1,347	8,261
Neste Oil OYJ	316	8,292
Nokia OYJ	8,961	68,325

		227,151

France - 3.2%
AXA SA	3,717	93,554
Bouygues SA	193	7,576
Cap Gemini SA	136	11,158
Christian Dior SE	125	23,527
Cie Generale des Etablissements Michelin	270	26,850
CNP Assurances	442	7,747
Credit Agricole SA	959	14,093
GDF Suez	5,225	103,157
LVMH Moet Hennessy Louis Vuitton SE	211	37,132
Natixis SA	3,451	25,850
Orange SA	5,735	92,102
Peugeot SA †	1,143	19,106
Valeo SA	128	19,092
Veolia Environnement SA	1,326	25,079

		506,023

Germany - 4.6%
Allianz SE	1,100	190,978
Continental AG	11	2,591
Daimler AG	1,149	110,344
Deutsche Telekom AG	4,318	78,978
Hannover Rueck SE	1,147	118,525
Merck KGaA	581	65,024
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	609	130,863
ProSiebenSat.1 Media AG	687	33,603

		730,906

Hong Kong - 7.3%
BOC Hong Kong Holdings Ltd.	17,000	60,630
CK Hutchison Holdings Ltd.	5,500	112,368
Hang Lung Properties Ltd.	1,000	2,809
Henderson Land Development Co., Ltd.	11,000	77,276
Hongkong Land Holdings Ltd.	20,500	154,788
Hysan Development Co., Ltd.	8,000	35,066
Kerry Properties Ltd.	7,500	26,034
Li & Fung Ltd.	4,000	3,906
Link REIT/The	13,000	80,199

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Hong Kong - 7.3% (continued)
New World Development Co., Ltd.	20,000	$23,187
NWS Holdings Ltd.	35,000	58,296
PCCW Ltd.	99,000	60,496
Power Assets Holdings Ltd.	11,500	117,390
Sino Land Co., Ltd.	38,000	61,964
SJM Holdings Ltd.	10,000	13,061
Sun Hung Kai Properties Ltd.	6,000	92,517
Swire Properties Ltd.	6,600	21,436
Techtronic Industries Co., Ltd.	6,500	21,914
Wharf Holdings Ltd./The	7,000	48,866
Wheelock & Co., Ltd.	9,000	45,991
Yue Yuen Industrial Holdings Ltd.	13,500	47,769

		1,165,963

Italy - 0.4%
Assicurazioni Generali SpA	1,452	28,550
Enel SpA	2,604	11,763
Intesa Sanpaolo SpA	4,686	15,904
Pirelli & C. SpA	154	2,549
UniCredit SpA	480	3,255
Unione di Banche Italiane SCpA	155	1,209
UnipolSai SpA	2,868	8,345

		71,575

Japan - 33.6%
77 Bank Ltd./The	11,000	62,251
Aiful Corp. †	11,700	41,496
Alps Electric Co., Ltd.	2,500	60,198
Asahi Kasei Corp.	4,000	38,199
Asics Corp.	500	13,606
Astellas Pharma, Inc.	1,900	31,131
Bank of Yokohama Ltd./The	14,000	81,993
Bridgestone Corp.	1,400	56,056
Brother Industries Ltd.	2,300	36,542
Canon Marketing Japan, Inc.	1,200	24,070
Canon, Inc.	1,400	49,534
Casio Computer Co., Ltd.	2,100	39,777
Central Japan Railway Co.	700	126,504
Chiba Bank Ltd./The	8,000	58,633
Chugoku Bank Ltd./The	1,000	14,932
Citizen Holdings Co., Ltd.	1,200	9,197
Daicel Corp.	3,500	41,718
Dai-ichi Life Insurance Co., Ltd./The	7,200	104,437
DIC Corp.	7,000	20,352
Ezaki Glico Co., Ltd.	700	28,299
Fuji Heavy Industries Ltd.	2,700	89,630
FUJIFILM Holdings Corp.	1,400	49,807
Fujitsu Ltd.	6,000	40,918
Fukuoka Financial Group, Inc.	12,000	61,710
Gunma Bank Ltd./The	6,000	40,533
Hachijuni Bank Ltd./The	10,000	70,511
Hakuhodo DY Holdings, Inc.	4,100	43,588
Haseko Corp.	6,000	58,446
Hiroshima Bank Ltd./The	12,000	64,672
HIS Co. Ltd.	600	21,070
Hitachi Chemical Co., Ltd.	2,100	44,842
Hitachi High-Technologies Corp.	300	9,130
Hokuhoku Financial Group, Inc.	38,000	84,705

	SHARES	VALUE (Note 4)
Japan - 33.6% (continued)
Hoshizaki Electric Co., Ltd.	500	$32,469
Hoya Corp.	1,300	52,045
Isuzu Motors Ltd.	3,400	45,109
Iyo Bank Ltd./The	3,900	46,251
Japan Airlines Co., Ltd.	1,000	31,107
Japan Aviation Electronics Industry Ltd.	1,000	24,148
JFE Holdings, Inc.	2,000	44,146
JSR Corp.	400	6,927
JTEKT Corp.	700	10,914
Kaken Pharmaceutical Co., Ltd.	2,000	57,819
Kawasaki Kisen Kaisha Ltd.	15,000	40,279
KDDI Corp.	4,100	92,629
Keiyo Bank Ltd./The	1,000	5,789
Kewpie Corp.	700	17,033
Kobe Steel Ltd.	27,000	49,799
Koito Manufacturing Co., Ltd.	1,700	51,117
Komatsu Ltd.	1,200	23,523
Konica Minolta, Inc.	3,600	36,484
Kose Corp.	600	33,091
Kuraray Co., Ltd.	600	8,124
Lintec Corp.	300	7,136
Mazda Motor Corp.	1,600	32,419
MEIJI Holdings Co., Ltd.	300	36,543
Minebea Co., Ltd.	2,000	31,457
Mitsubishi Chemical Holdings Corp.	7,700	44,699
Mitsubishi Corp.	400	8,038
Mitsubishi Electric Corp.	5,000	59,357
Mitsubishi UFJ Financial Group, Inc.	33,000	204,383
Mitsubishi UFJ Lease & Finance Co., Ltd.	5,600	27,674
Mixi, Inc.	1,000	40,424
MS&AD Insurance Group Holdings, Inc.	2,100	58,792
Murata Manufacturing Co., Ltd.	600	82,404
Nexon Co., Ltd.	4,800	51,116
NGK Spark Plug Co., Ltd.	400	10,738
NHK Spring Co., Ltd.	900	9,363
Nippon Telegraph & Telephone Corp.	800	49,385
Nishi-Nippon City Bank Ltd./The	22,000	63,768
Nissan Chemical Industries Ltd.	800	16,532
Nissan Motor Co., Ltd.	9,000	91,535
Nisshinbo Holdings, Inc.	2,000	19,191
Nitori Holdings Co., Ltd.	500	33,847
Nitto Denko Corp.	600	40,064
NOK Corp.	1,800	54,122
NTN Corp.	7,000	37,020
Omron Corp.	900	40,544
ORIX Corp.	6,200	87,117
Panasonic Corp.	3,400	44,649
Pola Orbis Holdings, Inc.	100	5,298
Rohm Co., Ltd.	500	34,166
Seiko Epson Corp.	3,500	61,990
Seino Holdings Co., Ltd.	2,600	28,215
Sekisui Chemical Co., Ltd.	4,000	51,900
Shionogi & Co., Ltd.	1,100	36,620
Sohgo Security Services Co., Ltd.	600	20,417
Sony Corp. †	5,100	136,392
Sumitomo Chemical Co., Ltd.	3,000	15,397
Sumitomo Heavy Industries Ltd.	8,000	52,354
Sumitomo Metal Mining Co., Ltd.	1,000	14,616

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 33.6% (continued)
Sumitomo Rubber Industries Ltd.	2,200	$40,553
Suzuki Motor Corp.	1,900	57,065
T&D Holdings, Inc.	4,700	64,560
Taiyo Nippon Sanso Corp.	4,000	54,431
TDK Corp.	900	63,727
Teijin Ltd.	9,000	30,535
Toho Gas Co., Ltd.	2,000	11,658
Tohoku Electric Power Co., Inc.	6,100	69,286
Tokai Rika Co., Ltd.	300	6,953
Tokio Marine Holdings, Inc.	1,100	41,522
Tokyo Gas Co., Ltd.	3,000	18,860
Topcon Corp.	300	7,349
Toshiba TEC Corp.	1,000	6,589
Tosoh Corp.	10,000	50,370
Toyo Tire & Rubber Co., Ltd.	2,300	41,320
Toyota Boshoku Corp.	1,700	21,237
Toyota Motor Corp.	6,900	481,646
Tsuruha Holdings, Inc.	100	7,655
Yamada Denki Co., Ltd.	4,200	17,295
Yamaguchi Financial Group, Inc.	6,000	68,960
Yamaha Corp.	2,600	45,402
Yamaha Motor Co., Ltd.	3,300	79,499
Yamazaki Baking Co., Ltd.	1,000	18,018
Yokohama Rubber Co., Ltd./The	1,000	10,308

		5,381,770

Netherlands - 1.2%
Aegon NV	294	2,321
ING Groep NV CVA †	2,676	39,198
Koninklijke Ahold NV	7,595	149,666

		191,185

Norway - 0.5%
DNB ASA	1,593	25,567
Kongsberg Gruppen ASA	761	15,146
Marine Harvest ASA	1,034	11,846
Telenor ASA	372	7,507
Yara International ASA	386	19,598

		79,664

Portugal - 0.0% (a)
EDP - Energias de Portugal SA	2,285	8,558

Singapore - 4.3%
CapitaCommercial Trust REIT	22,000	28,319
ComfortDelGro Corp. Ltd.	32,500	68,465
DBS Group Holdings Ltd.	11,400	169,038
Olam International Ltd.	18,200	26,266
Oversea-Chinese Banking Corp. Ltd.	28,600	220,232
Suntec Real Estate Investment Trust REIT	2,100	2,836
United Overseas Bank Ltd.	8,400	140,802
Yangzijiang Shipbuilding Holdings Ltd.	35,300	32,454

		688,412

South Africa - 0.3%
Investec PLC	1,879	15,584
Mondi PLC	2,148	41,278

		56,862

	SHARES	VALUE (Note 4)
Spain - 3.9%
Banco de Sabadell SA	741	$1,811
Banco Santander SA	9,589	71,883
Bankia SA †	1,463	2,039
Endesa SA	2,707	52,258
Ferrovial SA	3,510	74,630
Gas Natural SDG SA	2,204	49,484
Iberdrola SA	25,585	164,986
Telefonica SA	14,817	210,839

		627,930

Sweden - 2.2%
Boliden AB	385	7,627
Electrolux AB, Series B	1,050	29,997
Husqvarna AB, B Shares	2,993	21,680
Industrivarden AB, C Shares	526	9,869
Investor AB, B Shares	243	9,673
L E Lundbergforetagen AB, B Shares	841	38,385
Nordea Bank AB	2,368	28,843
Securitas AB, B Shares	2,447	35,130
Skandinaviska Enskilda Banken AB, Class A	2,511	29,308
Swedish Match AB	583	17,142
Tele2 AB, B Shares	5,179	61,945
Telefonaktiebolaget LM Ericsson, B Shares	4,794	60,189

		349,788

Switzerland - 4.4%
Actelion Ltd. †	186	21,452
Baloise Holding AG	807	106,651
Givaudan SA †	67	121,045
Pargesa Holding SA	70	4,913
Swiss Life Holding AG †	271	66,950
Swiss Re AG	1,759	169,669
Swisscom AG	29	16,817
Zurich Insurance Group AG †	583	197,055

		704,552

United Kingdom - 10.8%
3i Group PLC	7,711	55,098
AstraZeneca PLC	270	18,527
Aviva PLC	11,713	93,738
BAE Systems PLC	7,916	61,345
Barratt Developments PLC	964	7,537
British Land Co. PLC/The REIT	4,677	57,643
BT Group PLC	31,719	206,105
Direct Line Insurance Group PLC	21,791	102,832
Dixons Carphone PLC	10,335	63,207
Fiat Chrysler Automobiles NV †	2,124	34,481
Hammerson PLC REIT	3,051	30,047
Hikma Pharmaceuticals PLC	1,281	40,318
HSBC Holdings PLC	20,140	171,621
Imperial Tobacco Group PLC	3,471	152,260
Intu Properties PLC REIT	11,066	57,051
Kingfisher PLC	8,253	46,564
Land Securities Group PLC REIT	2,101	39,006
Marks & Spencer Group PLC	9,918	78,440
National Grid PLC	15,305	196,762
Next PLC	82	8,528
Persimmon PLC †	424	10,449

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 10.8% (continued)
Persimmon PLC, Class B †	209	$295
Prudential PLC	960	23,823
Shire PLC	1,638	130,586
WPP PLC	2,049	46,534

		1,732,797

TOTAL COMMON STOCKS (cost $15,264,995)		15,169,253

EXCHANGE-TRADED FUNDS (ETF) - 2.3%

United States - 2.3%
iShares MSCI EAFE ETF (1)
(cost $371,197)	5,751	369,042

RIGHTS - 0.0% (a)

Spain - 0.0% (a)
Banco de Sabadell SA †	741	188
Telefonica SA †	3,071	495

TOTAL RIGHTS (cost $—)		683

MONEY MARKET FUNDS - 32.2%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $5,168,824)	5,168,824	5,168,824

TOTAL INVESTMENTS IN SECURITIES, AT VALUE- 129.1% (cost $20,805,016)		20,707,802

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.1%)		(4,671,796)

NET ASSETS - 100.0%		$16,036,006

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,684,351	16.7%
Consumer Staples	1,011,286	6.3
Energy	39,204	0.2
Exchange-Traded Funds	369,042	2.3
Financials	5,959,603	37.2
Health Care	437,982	2.7
Industrials	1,121,752	7.0
Information Technology	988,065	6.2
Materials	766,764	4.8
Telecommunication Services	1,262,696	7.9
Utilities	898,233	5.6
Money Market Funds	5,168,824	32.2

Total Investments In Securities, At Value	20,707,802	129.1
Liabilities in Excess of Other Assets	(4,671,796)	(29.1)

Net Assets	$16,036,006	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

COMMON STOCKS - 94.8%	SHARES	VALUE (Note 4)
Brazil - 5.9%
Banco Bradesco SA ADR (1)	10,388	$96,399
Banco do Brasil SA (1)	5,700	41,095
BRF SA ADR (1)	2,414	47,749
Centrais Eletricas Brasileiras SA (1)	3,600	6,497
Cia Brasileira de Distribuicao ADR (1)	271	8,081
Cia Energetica de Minas Gerais ADR (1)	5,337	21,828
Cia Paranaense de Energia ADR (1)	1,386	14,525
Estacio Participacoes SA (1)	1,600	9,445
Itau Unibanco Holding SA ADR (1)(a)	8,832	97,682
JBS SA (1)	7,700	34,235
Porto Seguro SA (1)	2,000	22,259
Telefonica Brasil SA ADR (1)(a)	2,888	44,158

		443,953

Chile - 0.8%
Enersis SA ADR (1)	3,617	58,812

China - 25.0%
AAC Technologies Holdings, Inc.	1,500	9,260
Agricultural Bank of China Ltd., H Shares	112,000	55,450
Anhui Conch Cement Co., Ltd., H Shares	4,000	15,105
ANTA Sports Products Ltd.	9,000	16,434
Bank of China Ltd., H Shares	308,000	178,047
Bank of Communications Co., Ltd., H Shares	75,000	64,459
China CITIC Bank Corp. Ltd., H Shares	31,000	23,371
China Construction Bank Corp., H Shares	288,000	239,036
China Merchants Bank Co., Ltd., H Shares	33,500	81,795
China Minsheng Banking Corp. Ltd., H Shares	66,000	80,486
China Petroleum & Chemical Corp. ADR (1)(a)	1,682	134,039
China Railway Construction Corp. Ltd., H Shares	25,000	37,270
China Railway Group Ltd., H Shares	21,000	21,479
China Shenhua Energy Co., Ltd., H Shares	18,500	47,188
China Telecom Corp. Ltd., H Shares	88,000	56,259
Chongqing Rural Commercial Bank Co., Ltd., H Shares	23,000	14,910
CNOOC Ltd. ADR (1)	318	45,099
Datang International Power Generation Co., Ltd., H Shares	40,000	20,406
Dongfeng Motor Group Co., Ltd., H Shares	12,000	19,193
Evergrande Real Estate Group Ltd.	66,000	33,269
Geely Automobile Holdings Ltd.	20,000	10,274
GOME Electrical Appliances Holding Ltd.	130,000	18,727
Huadian Power International Corp. Ltd., H Shares	18,000	15,016
Huaneng Power International, Inc., H Shares	40,000	47,507
Industrial & Commercial Bank of China Ltd., H Shares	285,000	210,809
Lenovo Group Ltd.	40,000	58,288
Longfor Properties Co., Ltd.	10,500	14,879
PetroChina Co., Ltd. ADR (1)	1,243	138,234
PICC Property & Casualty Co., Ltd., H Shares	28,000	55,282
Ping An Insurance Group Co. of China Ltd., H Shares	8,000	95,973
Sino-Ocean Land Holdings Ltd.	39,500	23,895
Sinopharm Group Co., Ltd., H Shares	3,200	13,030

		1,894,469

	SHARES	VALUE (Note 4)
Hong Kong - 10.1%
Belle International Holdings Ltd.	44,000	$51,362
China Everbright Ltd.	8,000	20,850
China Mobile Ltd. ADR (1)	5,981	388,944
China Overseas Land & Investment Ltd.	26,000	83,964
China Resources Land Ltd.	16,000	45,219
China Resources Power Holdings Co., Ltd.	12,000	30,095
China Taiping Insurance Holdings Co., Ltd. †	5,600	19,103
China Unicom Hong Kong Ltd.	32,000	48,713
Far East Horizon Ltd.	29,000	26,525
Guangdong Investment Ltd.	10,000	13,114
Shimao Property Holdings Ltd.	11,500	24,130
Sino Biopharmaceutical Ltd.	4,000	4,047
Yuexiu Property Co., Ltd.	52,000	10,204

		766,270

Hungary - 0.4%
OTP Bank PLC	1,591	30,036

India - 2.5%
Reliance Industries Ltd. GDR 144A (b)	593	15,656
State Bank of India GDR	1,278	54,059
Tata Motors Ltd. ADR (1)	2,661	119,905

		189,620

Indonesia - 1.5%
Adaro Energy Tbk PT	215,200	15,596
Bank Mandiri Persero Tbk PT	2,600	2,479
Bank Negara Indonesia Persero Tbk PT	29,100	16,066
Bank Rakyat Indonesia Persero Tbk PT	21,800	22,112
Tambang Batubara Bukit Asam Persero Tbk PT	17,500	14,348
Telekomunikasi Indonesia Persero Tbk PT	106,100	23,395
United Tractors Tbk PT	10,900	18,139

		112,135

Korea, Republic of - 11.9%
Amorepacific Corp.	6	18,129
AMOREPACIFIC Group	16	21,619
BS Financial Group, Inc.	593	8,109
CJ CheilJedang Corp.	19	6,468
CJ Corp.	142	22,501
Coway Co., Ltd.	268	22,058
Dongbu Insurance Co., Ltd.	466	20,749
Hanwha Life Insurance Co., Ltd.	2,853	18,931
Hite Jinro Co., Ltd.	183	3,658
Hyundai Development Co. - Engineering & Construction	581	29,783
Hyundai Marine & Fire Insurance Co., Ltd.	388	8,675
Industrial Bank of Korea	1,196	14,356
KB Financial Group, Inc.	642	22,662
Kia Motors Corp.	669	27,187
Korea Electric Power Corp.	771	31,773
Korea Investment Holdings Co., Ltd.	289	16,347
Korea Zinc Co., Ltd.	44	16,824
Korean Air Lines Co., Ltd. †	535	23,377
KT Corp. †	754	19,718
KT&G Corp.	131	10,474
LG Corp.	443	24,450
LG Display Co., Ltd.	806	22,810

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Korea, Republic of - 11.9% (continued)
LG Innotek Co., Ltd.	53	$5,538
LG Uplus Corp.	1,550	15,356
Mirae Asset Securities Co., Ltd.	512	24,098
Samsung Card Co., Ltd.	685	25,317
Samsung Electronics Co., Ltd. GDR 144A (b)	260	168,849
Samsung Fire & Marine Insurance Co., Ltd.	112	26,986
Samsung Life Insurance Co., Ltd.	186	16,186
Shinhan Financial Group Co., Ltd.	691	25,961
SK Holdings Co., Ltd.	150	22,952
SK Hynix, Inc.	1,541	62,945
SK Networks Co., Ltd.	2,121	15,567
SK Telecom Co., Ltd. ADR (1)	3,017	82,093

		902,506

Malaysia - 1.6%
MISC Bhd	5,900	13,498
Telekom Malaysia Bhd	2,500	4,895
Tenaga Nasional Bhd	20,100	77,823
YTL Corp. Bhd	54,700	24,670

		120,886

Mexico - 2.1%
America Movil SAB de CV, Class L ADR (1)	3,844	78,648
Arca Continental SAB de CV (1)†	4,200	25,797
Gruma SAB de CV, Class B (1)	3,200	40,623
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	1,100	7,212
OHL Mexico SAB de CV (1)†	4,400	8,368

		160,648

Peru - 0.7%
Credicorp Ltd. (1)	366	51,471

Poland - 3.0%
Enea SA	4,180	18,208
Energa SA	4,941	32,416
Grupa Azoty SA	307	6,561
KGHM Polska Miedz SA	1,247	39,410
Orange Polska SA	2,349	5,903
PGE Polska Grupa Energetyczna SA	8,307	45,639
Polski Koncern Naftowy Orlen SA	2,002	31,253
Polskie Gornictwo Naftowe i Gazownictwo SA	21,534	31,207
Tauron Polska Energia SA	15,377	17,873

		228,470

Russia - 1.2%
MMC Norilsk Nickel OJSC ADR (1)	1,879	33,352
Severstal PAO GDR (Borse Berlin Equiduct)	2,299	25,844
Tatneft OAO ADR (1)	1,031	30,543

		89,739

South Africa - 4.7%
Barclays Africa Group Ltd.	474	7,224
FirstRand Ltd.	7,669	35,255
Foschini Group Ltd./The	801	11,909
Gold Fields Ltd. ADR (1)	6,839	27,424
Investec Ltd.	3,390	28,053
Liberty Holdings Ltd.	1,631	22,549
MMI Holdings Ltd.	8,963	24,263
MTN Group Ltd.	2,637	44,452

	SHARES	VALUE (Note 4)
South Africa - 4.7% (continued)
Netcare Ltd.	4,510	$15,466
Redefine Properties Ltd. REIT	8,456	8,635
Resilient Property Income Fund Ltd.	1,589	13,608
Sanlam Ltd.	3,626	23,369
Sappi Ltd. †	5,422	21,892
Sasol Ltd. ADR (1)	666	22,671
Steinhoff International Holdings Ltd.	5,813	36,382
Telkom SA SOC Ltd. †	2,198	14,337

		357,489

Taiwan - 12.0%
Acer, Inc. †	9,000	5,798
Advanced Semiconductor Engineering, Inc.	21,000	28,437
Asustek Computer, Inc.	2,000	20,106
AU Optronics Corp.	50,000	25,088
Catcher Technology Co., Ltd.	3,000	31,375
Chicony Electronics Co., Ltd.	5,000	13,990
Far EasTone Telecommunications Co., Ltd. †	3,000	7,237
Foxconn Technology Co., Ltd.	8,000	21,450
Fubon Financial Holding Co., Ltd.	28,000	50,191
Hon Hai Precision Industry Co., Ltd.	24,000	70,251
Innolux Corp.	50,000	24,911
Inotera Memories, Inc. †	18,000	23,892
Kinsus Interconnect Technology Corp.	5,000	16,014
Novatek Microelectronics Corp.	3,000	15,483
Pegatron Corp.	10,000	26,981
Powertech Technology, Inc.	10,000	17,185
Radiant Opto-Electronics Corp.	2,000	6,211
Realtek Semiconductor Corp.	6,000	19,110
Siliconware Precision Industries Co., Ltd.	15,000	24,853
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	15,931	374,060
Teco Electric and Machinery Co., Ltd.	6,000	5,702
Transcend Information, Inc.	5,000	17,703
United Microelectronics Corp.	51,000	25,269
Walsin Lihwa Corp. †	25,000	7,690
Wistron Corp.	9,000	7,637
WPG Holdings Ltd.	5,000	6,434
Zhen Ding Technology Holding Ltd.	6,000	19,539

		912,597

Thailand - 4.0%
Bangkok Bank PCL NVDR	5,300	30,029
Delta Electronics Thailand PCL NVDR	14,800	34,215
Glow Energy PCL NVDR	4,800	12,643
Kasikornbank PCL NVDR	6,800	47,814
Krung Thai Bank PCL NVDR	51,000	35,728
PTT Exploration & Production PCL NVDR	3,600	12,055
PTT PCL NVDR	6,400	63,487
Siam Commercial Bank PCL/The NVDR	5,900	32,268
Thai Union Frozen Products PCL NVDR	47,100	29,080
TMB Bank PCL NVDR	48,900	4,476

		301,795

Turkey - 7.4%
Akbank TAS	12,647	37,100
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	27,759	31,421

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

	SHARES	VALUE (Note 4)
Turkey - 7.4% (continued)
Eregli Demir ve Celik Fabrikalari TAS	24,092	$37,443
KOC Holding AS	12,342	56,139
Petkim Petrokimya Holding AS	3,276	4,353
TAV Havalimanlari Holding AS †	2,695	22,516
Tofas Turk Otomobil Fabrikasi AS	5,299	32,052
Tupras Turkiye Petrol Rafinerileri AS	309	7,321
Turk Hava Yollari AO †	19,450	64,162
Turk Telekomunikasyon AS	17,656	46,810
Turkcell Iletisim Hizmetleri AS †	11,575	59,369
Turkiye Garanti Bankasi AS	15,675	51,118
Turkiye Halk Bankasi AS	5,403	26,607
Turkiye Is Bankasi, Class C	15,388	34,632
Turkiye Sise ve Cam Fabrikalari AS	15,503	19,120
Turkiye Vakiflar Bankasi TAO, Class D	8,007	13,068
Yapi ve Kredi Bankasi AS	9,297	14,250

		557,481

TOTAL COMMON STOCKS (cost $7,166,423)		7,178,377

PREFERRED STOCKS - 1.2%

Brazil - 1.2%
AES Tiete SA (1)	2,900	15,611
Banco do Estado do Rio Grande do Sul SA, Series B (1)	3,300	11,488
Cia Energetica de Sao Paulo, Series B (1)	2,500	18,643
Itausa - Investimentos Itau SA (1)	7,500	23,523
Suzano Papel e Celulose SA, Series A (1)	3,900	18,085

TOTAL PREFERRED STOCKS (cost $94,055)		87,350

EXCHANGE-TRADED FUNDS (ETF) - 2.2%

United States - 2.2%
iShares MSCI Emerging Markets ETF (1)
(cost $166,268)	4,215	169,148

MONEY MARKET FUNDS - 11.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $854,677)	854,677	854,677

SECURITIES LENDING COLLATERAL - 2.6%

Money Market Funds - 2.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (c)(d)
(cost $196,825)	196,825	196,825

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 112.1% (cost $8,478,248)		8,486,377

LIABILITIES IN EXCESS OF OTHER ASSETS - (12.1%)		(918,119)

NET ASSETS - 100.0%		$7,568,258

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $194,708; cash collateral of $196,825 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$374,928	5.0%
Consumer Staples	245,915	3.2
Energy	608,695	8.0
Exchange-Traded Funds	169,148	2.2
Financials	2,670,358	35.4
Health Care	32,543	0.4
Industrials	419,926	5.5
Information Technology	1,203,683	15.9
Materials	246,294	3.3
Telecommunication Services	940,286	12.4
Utilities	523,099	6.9
Money Market Funds	854,677	11.3
Securities Lending Collateral	196,825	2.6

Total Investments In Securities, At Value	8,486,377	112.1
Liabilities in Excess of Other Assets	(918,119)	(12.1)

Net Assets	$7,568,258	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 97.0%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.9%
Advance Auto Parts, Inc.	10,500	$1,571,745
AutoNation, Inc. †	14,700	945,651
AutoZone, Inc. †	1,400	955,024
Best Buy Co., Inc.	28,200	1,065,678
Big Lots, Inc.	7,800	374,634
Brinker International, Inc.	12,400	763,344
Brunswick Corp.	16,700	859,215
Buckle, Inc./The	7,400	378,066
Burlington Stores, Inc. †	16,500	980,430
Cabela’s, Inc. †	11,000	615,780
CarMax, Inc. †	12,700	876,427
Carter’s, Inc.	7,700	712,019
Charter Communications, Inc., Class A †	9,000	1,737,990
Chico’s FAS, Inc.	25,500	451,095
Chipotle Mexican Grill, Inc. †	5,700	3,708,078
Cinemark Holdings, Inc.	15,800	712,106
Comcast Corp., Class A	39,900	2,253,153
Cracker Barrel Old Country Store, Inc.	3,400	517,276
CST Brands, Inc.	7,300	319,959
Deckers Outdoor Corp. †	8,200	597,534
Dillard’s, Inc., Class A	10,500	1,433,355
DISH Network Corp., Class A †	36,500	2,557,190
Dollar General Corp. †	5,300	399,514
Dollar Tree, Inc. †	35,400	2,872,533
Domino’s Pizza, Inc.	10,800	1,085,940
Expedia, Inc.	8,300	781,279
Federal-Mogul Holdings Corp. †	12,400	165,044
Foot Locker, Inc.	24,400	1,537,200
Gannett Co., Inc.	50,200	1,861,416
Gentex Corp.	26,000	475,800
Genuine Parts Co.	16,500	1,537,635
H&R Block, Inc.	25,400	814,578
Hanesbrands, Inc.	68,400	2,292,084
Harley-Davidson, Inc.	9,500	577,030
Harman International Industries, Inc.	13,600	1,817,368
Hasbro, Inc.	3,200	202,368
Home Depot, Inc./The	148,800	16,905,168
HSN, Inc.	8,000	545,840
Hyatt Hotels Corp., Class A †	10,100	598,122
Jack in the Box, Inc.	2,200	211,024
Jarden Corp. †	20,700	1,095,030
Kate Spade & Co. †	21,900	731,241
Kohl’s Corp.	2,800	219,100
L Brands, Inc.	37,900	3,573,591
Leggett & Platt, Inc.	9,500	437,855
LKQ Corp. †	26,100	667,116
Lowe’s Cos., Inc.	117,500	8,740,825
Macy’s, Inc.	34,000	2,206,940
Madison Square Garden Co./The, Class A †	11,000	931,150
Marriott International, Inc., Class A	32,400	2,602,368
Mohawk Industries, Inc. †	4,300	798,725
Murphy USA, Inc. †	3,100	224,347
Netflix, Inc. †	600	250,014
NIKE, Inc., Class B	89,100	8,939,403
Nordstrom, Inc.	21,600	1,734,912
Norwegian Cruise Line Holdings Ltd. †	18,100	977,581
O’Reilly Automotive, Inc. †	19,300	4,173,432

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.9% (continued)
Panera Bread Co., Class A †	2,400	$383,988
Pier 1 Imports, Inc.	24,000	335,520
Polaris Industries, Inc.	8,700	1,227,570
Rent-A-Center, Inc.	8,000	219,520
Restaurant Brands International, Inc. (Canada)	31,878	1,224,434
Restoration Hardware Holdings, Inc. †	5,800	575,302
Ross Stores, Inc.	28,800	3,034,368
Royal Caribbean Cruises Ltd.	28,400	2,324,540
Sally Beauty Holdings, Inc. †	22,600	776,762
Signet Jewelers Ltd.	14,400	1,998,576
Sinclair Broadcast Group, Inc., Class A	42,000	1,319,220
Six Flags Entertainment Corp.	32,600	1,578,166
Skechers U.S.A., Inc., Class A †	11,000	791,010
Standard Pacific Corp. †	98,400	885,600
Staples, Inc.	13,300	216,590
Starbucks Corp.	36,300	3,437,610
Target Corp.	59,900	4,915,993
Tempur Sealy International, Inc. †	2,600	150,124
Tenneco, Inc. †	13,900	798,138
Tesla Motors, Inc. †	1,200	226,524
Time Warner, Inc.	78,800	6,653,872
Tractor Supply Co.	16,000	1,360,960
Tupperware Brands Corp.	4,600	317,492
Ulta Salon Cosmetics & Fragrance, Inc. †	12,600	1,900,710
Under Armour, Inc., Class A †	44,600	3,601,450
VF Corp.	51,900	3,908,589
Viacom, Inc., Class B	2,800	191,240
Walt Disney Co./The	176,400	18,502,596
Whirlpool Corp.	6,300	1,272,978
Williams-Sonoma, Inc.	8,200	653,622
Wolverine World Wide, Inc.	16,800	561,960
Wyndham Worldwide Corp.	23,900	2,162,233

		164,876,579

Consumer Staples - 9.5%
Altria Group, Inc.	253,100	12,660,062
Archer-Daniels-Midland Co.	53,100	2,516,940
Brown-Forman Corp., Class B	14,700	1,328,145
Casey’s General Stores, Inc.	5,900	531,590
Church & Dwight Co., Inc.	15,000	1,281,300
Clorox Co./The	4,200	463,638
Coca-Cola Enterprises, Inc.	19,023	840,817
Constellation Brands, Inc., Class A †	32,500	3,776,825
Costco Wholesale Corp.	45,300	6,862,723
Coty, Inc., Class A †	18,800	456,276
CVS Health Corp.	138,400	14,284,264
Darling Ingredients, Inc. †	15,500	217,155
Dr Pepper Snapple Group, Inc.	46,900	3,680,712
Energizer Holdings, Inc.	3,200	441,760
Hain Celestial Group, Inc./The †	15,200	973,560
Hershey Co./The	16,700	1,685,197
Hormel Foods Corp.	19,500	1,108,575
Ingredion, Inc.	4,600	357,972
JM Smucker Co./The	6,800	786,964
Keurig Green Mountain, Inc.	22,900	2,558,617
Kroger Co./The	74,700	5,726,502
McCormick & Co., Inc.	12,000	925,320

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Staples - 9.5% (continued)
Mead Johnson Nutrition Co.	12,700	$1,276,731
Molson Coors Brewing Co., Class B	14,400	1,072,080
Mondelez International, Inc., Class A	9,600	346,464
Monster Beverage Corp. †	25,700	3,556,752
PepsiCo, Inc.	113,100	10,814,622
Pilgrim’s Pride Corp.	35,800	808,722
PriceSmart, Inc.	7,900	671,342
Procter & Gamble Co./The	82,900	6,792,826
Reynolds American, Inc.	70,500	4,858,155
Rite Aid Corp. †	142,500	1,238,325
TreeHouse Foods, Inc. †	4,700	399,594
Tyson Foods, Inc., Class A	32,000	1,225,600
Walgreens Boots Alliance, Inc.	92,200	7,807,496
WhiteWave Foods Co./The †	16,868	747,927

		105,081,550

Energy - 1.6%
Cheniere Energy, Inc. †	38,600	2,987,640
CVR Energy, Inc.	12,300	523,488
Diamondback Energy, Inc. †	2,800	215,152
Golar LNG Ltd. (Norway)	13,500	449,280
Kinder Morgan, Inc.	180,100	7,575,006
ONEOK, Inc.	11,000	530,640
Targa Resources Corp.	10,400	996,216
Tesoro Corp.	16,300	1,488,027
Western Refining, Inc.	8,100	400,059
Williams Cos., Inc./The	30,300	1,532,877
World Fuel Services Corp.	7,000	402,360

		17,100,745

Financials - 14.8%
Alexandria Real Estate Equities, Inc. REIT	2,700	264,708
Allstate Corp./The	31,400	2,234,738
American Campus Communities, Inc. REIT	5,300	227,211
American Capital Ltd. †	125,200	1,851,708
American Financial Group, Inc.	8,200	526,030
American Tower Corp. REIT	85,100	8,012,165
Ameriprise Financial, Inc.	24,500	3,205,580
AmTrust Financial Services, Inc.	4,400	250,734
Aon PLC (United Kingdom)	11,400	1,095,768
Apartment Investment & Management Co., Class A REIT	32,100	1,263,456
Arch Capital Group Ltd. †	13,000	800,800
AvalonBay Communities, Inc. REIT	30,900	5,384,325
Berkshire Hathaway, Inc., Class B †	208,400	30,076,288
BlackRock, Inc.	600	219,504
Boston Properties, Inc. REIT	36,500	5,127,520
Brixmor Property Group, Inc. REIT	49,300	1,308,915
Camden Property Trust REIT	13,500	1,054,755
Capitol Federal Financial, Inc.	26,600	332,500
Cincinnati Financial Corp.	26,000	1,385,280
CME Group, Inc.	16,700	1,581,657
Comerica, Inc.	4,400	198,572
Corrections Corp. of America REIT	18,552	746,904
CubeSmart REIT	9,200	222,180
Digital Realty Trust, Inc. REIT	50,800	3,350,768

	SHARES	VALUE (Note 4)
Financials - 14.8% (continued)
Discover Financial Services	26,000	$1,465,100
Douglas Emmett, Inc. REIT	8,500	253,385
Duke Realty Corp. REIT	11,600	252,532
E*TRADE Financial Corp. †	28,300	808,106
Equity Lifestyle Properties, Inc. REIT	4,000	219,800
Equity Residential REIT	89,900	6,999,614
Erie Indemnity Co., Class A	2,000	174,520
Essex Property Trust, Inc. REIT	26,200	6,023,380
Extra Space Storage, Inc. REIT	32,200	2,175,754
Federal Realty Investment Trust REIT	18,100	2,664,501
Financial Engines, Inc.	7,800	326,274
FNF Group	53,600	1,970,336
General Growth Properties, Inc. REIT	151,000	4,462,050
HCP, Inc. REIT	57,500	2,484,575
Health Care REIT, Inc. REIT	60,600	4,688,016
Healthcare Trust of America, Inc., Class A REIT	8,000	222,880
Home Properties, Inc. REIT	3,200	221,728
Host Hotels & Resorts, Inc. REIT	84,700	1,709,246
Huntington Bancshares, Inc.	147,100	1,625,455
Iron Mountain, Inc. REIT	20,315	741,091
Kilroy Realty Corp. REIT	2,900	220,893
Kimco Realty Corp. REIT	46,500	1,248,525
Lamar Advertising Co., Class A REIT	12,300	729,021
M&T Bank Corp.	3,100	393,700
Markel Corp. †	300	230,688
Marsh & McLennan Cos., Inc.	7,400	415,066
McGraw Hill Financial, Inc.	29,100	3,008,940
MGIC Investment Corp. †	85,000	818,550
Moody’s Corp.	30,600	3,176,280
Morgan Stanley	6,500	231,985
NASDAQ OMX Group, Inc./The	5,000	254,700
National Retail Properties, Inc. REIT	30,400	1,245,488
Nationstar Mortgage Holdings, Inc. †	11,000	272,470
Navient Corp.	29,600	601,768
Omega Healthcare Investors, Inc. REIT	29,600	1,200,872
PartnerRe Ltd.	6,800	777,444
Post Properties, Inc. REIT	5,900	335,887
Principal Financial Group, Inc.	9,300	477,741
Public Storage REIT	19,300	3,804,802
Realty Income Corp. REIT	26,100	1,346,760
Regency Centers Corp. REIT	19,200	1,306,368
Retail Properties of America, Inc., Class A REIT	13,800	221,214
RLJ Lodging Trust REIT	9,800	306,838
Signature Bank †	5,800	751,564
Simon Property Group, Inc. REIT	53,400	10,447,176
SL Green Realty Corp. REIT	11,100	1,425,018
SLM Corp. †	29,600	274,688
Sovran Self Storage, Inc. REIT	2,400	225,456
Spirit Realty Capital, Inc. REIT	17,600	212,608
Springleaf Holdings, Inc. †	4,200	217,434
SVB Financial Group †	6,100	774,944
Taubman Centers, Inc. REIT	3,000	231,390
Torchmark Corp.	14,100	774,372
Travelers Cos., Inc./The	21,200	2,292,356
UDR, Inc. REIT	41,200	1,402,036
Urban Edge Properties REIT	18,350	434,895

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 14.8% (continued)
Ventas, Inc. REIT	48,100	$3,512,262
Vornado Realty Trust REIT	36,700	4,110,400
Weingarten Realty Investors REIT	6,000	215,880
Wells Fargo & Co.	54,800	2,981,120
Weyerhaeuser Co. REIT	6,700	222,105
WR Berkley Corp.	13,700	691,987

		164,034,100

Health Care - 17.4%
Abbott Laboratories	63,300	2,932,689
AbbVie, Inc.	132,600	7,762,404
Acadia Healthcare Co., Inc. †	3,000	214,800
ACADIA Pharmaceuticals, Inc. †	23,700	772,383
Actavis PLC †	1,200	357,144
Aetna, Inc.	58,800	6,263,964
Agios Pharmaceuticals, Inc. †	16,900	1,593,670
Akorn, Inc. †	23,600	1,121,236
Alexion Pharmaceuticals, Inc. †	20,900	3,621,970
Align Technology, Inc. †	9,300	500,200
Alnylam Pharmaceuticals, Inc. †	14,400	1,503,648
AmerisourceBergen Corp.	29,000	3,296,430
Amgen, Inc.	79,300	12,676,105
Anthem, Inc.	40,100	6,191,841
Arena Pharmaceuticals, Inc. †	74,700	326,439
athenahealth, Inc. †	5,100	608,889
Becton Dickinson and Co.	12,800	1,837,952
Biogen, Inc. †	6,700	2,829,008
BioMarin Pharmaceutical, Inc. †	12,800	1,595,136
Bluebird Bio, Inc. †	3,900	471,003
Bristol-Myers Squibb Co.	31,500	2,031,750
Brookdale Senior Living, Inc. †	19,500	736,320
Cardinal Health, Inc.	34,000	3,069,180
Catamaran Corp. †	18,200	1,083,628
Celgene Corp. †	84,400	9,729,632
Centene Corp. †	15,900	1,123,971
Cepheid †	11,200	637,280
Cerner Corp. †	27,200	1,992,672
Cigna Corp.	28,000	3,624,320
Community Health Systems, Inc. †	16,800	878,304
Cooper Cos., Inc./The	7,400	1,386,908
CR Bard, Inc.	1,300	217,555
DaVita HealthCare Partners, Inc. †	28,200	2,292,096
DexCom, Inc. †	23,400	1,458,756
Edwards Lifesciences Corp. †	20,400	2,906,184
Eli Lilly & Co.	121,700	8,841,505
Gilead Sciences, Inc. †	152,400	14,955,012
HCA Holdings, Inc. †	47,400	3,565,902
Health Net, Inc. †	7,400	447,626
Henry Schein, Inc. †	4,600	642,252
Hill-Rom Holdings, Inc.	3,500	171,500
HMS Holdings Corp. †	5,700	88,065
Hologic, Inc. †	6,700	221,268
Humana, Inc.	19,900	3,542,598
IDEXX Laboratories, Inc. †	4,000	617,920
Illumina, Inc. †	25,800	4,789,512
Incyte Corp. †	35,900	3,290,594
Intercept Pharmaceuticals, Inc. †	1,300	366,626
Intrexon Corp. †	5,400	244,998

	SHARES	VALUE (Note 4)
Health Care - 17.4% (continued)
Intuitive Surgical, Inc. †	2,100	$1,060,563
Isis Pharmaceuticals, Inc. †	20,600	1,311,602
Jazz Pharmaceuticals PLC (Ireland) †	5,800	1,002,182
Johnson & Johnson	9,200	925,520
McKesson Corp.	32,900	7,441,980
Medidata Solutions, Inc. †	25,500	1,250,520
Medivation, Inc. †	24,000	3,097,680
Medtronic PLC (Ireland)	26,000	2,027,740
Merck & Co., Inc.	46,500	2,672,820
Mylan NV †	21,700	1,287,895
Neurocrine Biosciences, Inc. †	7,900	313,709
Omnicare, Inc.	8,700	670,422
OPKO Health, Inc. †	73,900	1,047,163
Pacira Pharmaceuticals, Inc. †	7,500	666,375
Perrigo Co. PLC (Ireland)	4,700	778,085
Puma Biotechnology, Inc. †	5,800	1,369,438
Quest Diagnostics, Inc.	2,800	215,180
Receptos, Inc. †	12,800	2,110,592
Regeneron Pharmaceuticals, Inc. †	11,500	5,192,020
ResMed, Inc.	13,000	933,140
St. Jude Medical, Inc.	10,000	654,000
Tenet Healthcare Corp. †	7,900	391,129
Thermo Fisher Scientific, Inc.	12,100	1,625,514
United Therapeutics Corp. †	9,600	1,655,376
UnitedHealth Group, Inc.	110,400	13,059,216
Universal Health Services, Inc., Class B	4,400	517,924
VCA, Inc. †	4,000	219,280
Vertex Pharmaceuticals, Inc. †	30,100	3,550,897
WellCare Health Plans, Inc. †	10,500	960,330
Zimmer Holdings, Inc.	9,800	1,151,696
Zoetis, Inc.	46,000	2,129,340

		192,720,173

Industrials - 10.1%
3M Co.	40,900	6,746,455
A. O. Smith Corp.	16,200	1,063,692
Acacia Research Corp.	8,700	93,090
ACCO Brands Corp. †	1,715	14,252
Acuity Brands, Inc.	2,600	437,216
Alaska Air Group, Inc.	35,600	2,356,008
Allegiant Travel Co.	1,100	211,519
AMERCO	1,900	627,760
American Airlines Group, Inc.	90,500	4,776,590
AMETEK, Inc.	2,800	147,112
Avis Budget Group, Inc. †	42,300	2,496,334
Boeing Co./The	5,200	780,416
CH Robinson Worldwide, Inc.	2,900	212,338
Cintas Corp.	7,300	595,899
Clean Harbors, Inc. †	4,800	272,544
Copart, Inc. †	14,400	541,008
CSX Corp.	36,600	1,212,192
Delta Air Lines, Inc.	133,400	5,997,664
Donaldson Co., Inc.	8,800	331,848
Fastenal Co.	2,900	120,162
FedEx Corp.	34,700	5,741,115
Fortune Brands Home & Security, Inc.	53,300	2,530,684
Generac Holdings, Inc. †	11,200	545,328
General Dynamics Corp.	42,800	5,809,244

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.1% (continued)
Genesee & Wyoming, Inc., Class A †	7,000	$675,080
Hexcel Corp.	15,700	807,294
Hubbell, Inc., Class B	3,700	405,594
Huntington Ingalls Industries, Inc.	9,900	1,387,485
IHS, Inc., Class A †	4,100	466,416
JB Hunt Transport Services, Inc.	14,400	1,229,688
JetBlue Airways Corp. †	51,900	999,075
Kansas City Southern	7,200	734,976
Kirby Corp. †	1,800	135,090
Lockheed Martin Corp.	45,900	9,315,864
Macquarie Infrastructure Co. LLC	3,600	296,244
Middleby Corp./The †	10,800	1,108,620
Mueller Industries, Inc.	13,000	469,690
Nordson Corp.	3,200	250,688
Norfolk Southern Corp.	12,500	1,286,500
Northrop Grumman Corp.	35,000	5,633,600
Old Dominion Freight Line, Inc. †	11,100	858,030
Owens Corning	12,800	555,520
Pall Corp.	7,000	702,730
Pitney Bowes, Inc.	36,200	844,184
Raytheon Co.	14,000	1,529,500
Republic Services, Inc.	5,600	227,136
Robert Half International, Inc.	7,000	423,640
Rockwell Automation, Inc.	1,100	127,589
Roper Industries, Inc.	9,300	1,599,600
RR Donnelley & Sons Co.	50,900	976,771
Southwest Airlines Co.	118,000	5,227,400
Spirit Airlines, Inc. †	17,600	1,361,536
Stericycle, Inc. †	7,700	1,081,311
Swift Transportation Co. †	31,300	814,426
Textron, Inc.	13,400	594,022
Timken Co./The	14,600	615,244
Towers Watson & Co., Class A	10,800	1,427,598
TransDigm Group, Inc.	9,000	1,968,480
Trinity Industries, Inc.	13,100	465,181
Union Pacific Corp.	97,400	10,549,394
United Continental Holdings, Inc. †	64,000	4,304,000
United Rentals, Inc. †	14,500	1,321,820
USG Corp. †	18,500	493,950
Verisk Analytics, Inc., Class A †	18,500	1,320,900
Wabtec Corp.	8,800	836,088
Waste Connections, Inc.	8,300	399,562
Waste Management, Inc.	15,500	840,565
Werner Enterprises, Inc.	10,900	342,369
Woodward, Inc.	3,200	163,232
WW Grainger, Inc.	3,900	919,659

		111,753,811

Information Technology - 21.0%
Activision Blizzard, Inc.	60,800	1,381,680
Adobe Systems, Inc. †	52,000	3,844,880
Akamai Technologies, Inc. †	31,000	2,202,395
Alliance Data Systems Corp. †	600	177,750
Amphenol Corp., Class A	17,200	1,013,596
ANSYS, Inc. †	5,600	493,864
AOL, Inc. †	26,300	1,041,743
Apple, Inc.	591,200	73,563,016
Applied Materials, Inc.	152,900	3,449,424
ARRIS Group, Inc. †	22,700	655,916

	SHARES	VALUE (Note 4)
Information Technology - 21.0% (continued)
Arrow Electronics, Inc. †	8,600	$525,890
Automatic Data Processing, Inc.	44,800	3,836,672
Booz Allen Hamilton Holding Corp.	7,200	208,368
Broadcom Corp., Class A	72,400	3,134,558
Brocade Communications Systems, Inc.	101,800	1,207,857
CA, Inc.	9,900	322,839
Cadence Design Systems, Inc. †	23,600	435,184
Cavium, Inc. †	3,200	226,624
CDK Global, Inc.	6,566	307,026
CDW Corp.	11,500	428,260
Cirrus Logic, Inc. †	28,800	957,888
Cisco Systems, Inc.	480,400	13,223,010
CommScope Holding Co., Inc. †	7,000	199,780
CommVault Systems, Inc. †	8,200	358,340
Computer Sciences Corp.	10,500	685,440
CoreLogic, Inc. †	18,100	638,387
Corning, Inc.	14,300	324,324
CoStar Group, Inc. †	4,800	949,584
Electronic Arts, Inc. †	69,700	4,099,405
Equinix, Inc. REIT	1,000	232,850
F5 Networks, Inc. †	6,500	747,110
Facebook, Inc., Class A †	182,400	14,996,016
FactSet Research Systems, Inc.	1,300	206,960
Fairchild Semiconductor International, Inc. †	7,700	139,986
Fidelity National Information Services, Inc.	18,200	1,238,692
Fiserv, Inc. †	29,200	2,318,480
FleetCor Technologies, Inc. †	23,300	3,516,436
Fortinet, Inc. †	19,300	674,535
Gartner, Inc. †	6,200	519,870
Hewlett-Packard Co.	169,900	5,294,084
IAC/InterActiveCorp	12,900	870,363
Intel Corp.	517,200	16,172,844
InterDigital, Inc.	6,200	314,588
Intuit, Inc.	20,400	1,977,984
IPG Photonics Corp. †	3,700	342,990
Jack Henry & Associates, Inc.	8,800	615,032
KLA-Tencor Corp.	11,300	658,677
Lam Research Corp.	18,200	1,278,277
LinkedIn Corp., Class A †	1,700	424,762
Marvell Technology Group Ltd.	53,500	786,450
MasterCard, Inc., Class A	16,500	1,425,435
Maxim Integrated Products, Inc.	21,200	737,972
Micron Technology, Inc. †	97,800	2,653,314
Microsoft Corp.	322,500	13,111,238
Motorola Solutions, Inc.	10,300	686,701
NetSuite, Inc. †	13,600	1,261,536
NVIDIA Corp.	49,800	1,042,065
Palo Alto Networks, Inc. †	14,300	2,088,944
Qorvo, Inc. †	29,200	2,327,240
Rackspace Hosting, Inc. †	4,100	211,519
Red Hat, Inc. †	4,300	325,725
SanDisk Corp.	26,900	1,711,378
ServiceNow, Inc. †	20,800	1,638,624
Shutterstock, Inc. †	9,000	618,030
Skyworks Solutions, Inc.	56,400	5,543,556
SolarWinds, Inc. †	12,600	645,624

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 21.0% (continued)
Solera Holdings, Inc.	5,700	$294,462
SunEdison, Inc. †	49,700	1,192,800
Symantec Corp.	34,100	796,747
Texas Instruments, Inc.	98,900	5,655,597
Total System Services, Inc.	15,100	576,065
Universal Display Corp. †	8,600	402,050
VeriSign, Inc. †	18,400	1,232,248
Visa, Inc., Class A	52,500	3,434,025
Vishay Intertechnology, Inc.	8,200	113,324
Western Digital Corp.	26,800	2,439,068
Xerox Corp.	148,500	1,908,225
Xilinx, Inc.	20,300	858,690
Yahoo!, Inc. †	79,600	3,537,026
Zebra Technologies Corp., Class A †	3,200	290,288
Zillow Group, Inc., Class A †	6,000	601,800

		232,582,002

Materials - 2.2%
Air Products & Chemicals, Inc.	12,700	1,921,256
Airgas, Inc.	4,900	519,939
Alcoa, Inc.	189,400	2,447,048
Ashland, Inc.	6,600	840,246
Ball Corp.	21,800	1,539,952
Berry Plastics Group, Inc. †	13,000	470,470
Carpenter Technology Corp.	5,700	221,616
Dow Chemical Co./The	19,800	950,004
Eagle Materials, Inc.	11,000	919,160
Ecolab, Inc.	3,800	434,644
International Flavors & Fragrances, Inc.	6,500	763,100
Louisiana-Pacific Corp. †	58,600	967,486
NewMarket Corp.	1,600	764,480
Packaging Corp. of America	14,500	1,133,755
PPG Industries, Inc.	10,997	2,480,263
Royal Gold, Inc.	18,900	1,192,779
Sealed Air Corp.	9,200	419,152
Sherwin-Williams Co./The	13,000	3,698,500
Valspar Corp./The	8,500	714,255
Vulcan Materials Co.	7,200	606,960
Westlake Chemical Corp.	14,900	1,071,906
WR Grace & Co. †	3,700	365,819

		24,442,790

Telecommunication Services - 0.6%
CenturyLink, Inc.	53,800	1,858,790
Frontier Communications Corp.	27,000	190,350
Globalstar, Inc. †	67,900	226,107
Level 3 Communications, Inc. †	45,286	2,438,198
SBA Communications Corp., Class A †	13,000	1,522,300

		6,235,745

Utilities - 4.9%
AGL Resources, Inc.	7,100	352,515
Alliant Energy Corp.	3,600	226,800
Ameren Corp.	6,300	265,860
American Electric Power Co., Inc.	79,300	4,460,625
American Water Works Co., Inc.	25,800	1,398,618
Atmos Energy Corp.	9,100	503,230
Cleco Corp.	8,100	441,612

	SHARES	VALUE (Note 4)
Utilities - 4.9% (continued)
CMS Energy Corp.	38,200	$1,333,562
Consolidated Edison, Inc.	29,300	1,787,300
DTE Energy Co.	40,900	3,300,221
Duke Energy Corp.	63,100	4,844,818
Edison International	66,100	4,129,267
Entergy Corp.	38,200	2,960,118
Eversource Energy	6,500	328,380
Exelon Corp.	56,300	1,892,243
FirstEnergy Corp.	6,100	213,866
ITC Holdings Corp.	22,500	842,175
National Fuel Gas Co.	5,400	325,782
NextEra Energy, Inc.	38,500	4,005,925
NiSource, Inc.	56,700	2,503,872
OGE Energy Corp.	14,600	461,506
PG&E Corp.	62,100	3,295,647
Pinnacle West Capital Corp.	5,500	350,625
Portland General Electric Co.	12,000	445,080
PPL Corp.	14,800	498,168
Public Service Enterprise Group, Inc.	67,600	2,833,792
Questar Corp.	15,300	365,058
SCANA Corp.	22,000	1,209,780
Sempra Energy	37,800	4,120,956
Westar Energy, Inc.	5,500	213,180
WGL Holdings, Inc.	6,900	389,160
Wisconsin Energy Corp.	23,600	1,168,200
Xcel Energy, Inc.	68,400	2,381,004

		53,848,945

TOTAL COMMON STOCKS (cost $858,649,597)		1,072,676,440

MONEY MARKET FUNDS - 2.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $30,860,556)	30,860,556	30,860,556

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.8% (cost $889,510,153)		1,103,536,996

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (b)		1,763,238

NET ASSETS - 100.0%		$1,105,300,234

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
216	Barclays Capital	S&P 500 E-Mini Futures	6/2015	$22,319,809	$22,256,640	$(63,169)

Cash held as collateral at Barclays Capital for futures contracts was $896,976 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.8%	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.1%
1-800-Flowers.com, Inc., Class A †(a)	60,400	$714,532
A. H. Belo Corp., Class A (a)	14,300	117,689
AMC Entertainment Holdings, Inc., Class A	22,600	802,074
American Axle & Manufacturing Holdings, Inc. †	29,400	759,402
American Eagle Outfitters, Inc.	19,100	326,228
America’s Car-Mart, Inc. †	5,800	314,650
ANN, Inc. †	7,800	320,034
Asbury Automotive Group, Inc. †(a)	18,600	1,545,660
Barnes & Noble, Inc. †	39,200	931,000
Bassett Furniture Industries, Inc.	3,000	85,560
Big Lots, Inc.	31,300	1,503,339
BJ’s Restaurants, Inc. †	19,100	963,595
Boyd Gaming Corp. †	16,700	237,140
Bright Horizons Family Solutions, Inc. †(a)	4,800	246,096
Brown Shoe Co., Inc.	26,600	872,480
Buckle, Inc./The (a)	16,600	848,094
Build-A-Bear Workshop, Inc. †(a)	26,600	522,690
Burlington Stores, Inc. †	6,500	386,230
Capella Education Co.	6,900	447,672
Career Education Corp. †	16,200	81,486
Carriage Services, Inc.	12,600	300,762
Carrols Restaurant Group, Inc. †(a)	5,400	44,766
Cato Corp./The, Class A	16,800	665,280
Cavco Industries, Inc. †(a)	3,700	277,722
Century Casinos, Inc. †	26,600	144,970
Chico’s FAS, Inc.	7,100	125,599
Children’s Place, Inc./The (a)	6,800	436,492
Choice Hotels International, Inc. (a)	4,100	262,687
Christopher & Banks Corp. †	18,000	100,080
Churchill Downs, Inc.	4,700	540,359
Cinedigm Corp., Class A †(a)	35,600	57,672
Citi Trends, Inc. †	13,800	372,600
ClubCorp Holdings, Inc.	28,700	555,632
Collectors Universe, Inc.	9,300	209,808
Columbia Sportswear Co.	6,200	377,580
Cooper Tire & Rubber Co.	27,900	1,195,236
Cooper-Standard Holding, Inc. †	6,100	361,120
Core-Mark Holding Co., Inc.	17,100	1,099,872
Del Frisco’s Restaurant Group, Inc. †(a)	5,900	118,885
Denny’s Corp. †	70,300	801,420
Destination XL Group, Inc. †(a)	22,800	112,632
DeVry Education Group, Inc.	1,500	50,040
Dex Media, Inc. †(a)	13,900	58,241
Diamond Resorts International, Inc. †	43,400	1,450,862
DineEquity, Inc.	11,300	1,209,213
Dixie Group, Inc./The †(a)	9,200	83,260
Drew Industries, Inc.	3,900	240,006
Empire Resorts, Inc. †(a)	22,500	103,500
Ethan Allen Interiors, Inc.	2,800	77,392
EVINE Live, Inc. †	8,000	53,680
EW Scripps Co./The, Class A †	14,500	412,380
Famous Dave’s of America, Inc. †(a)	8,200	233,700
Fiesta Restaurant Group, Inc. †(a)	16,500	1,006,500
Flexsteel Industries, Inc.	2,400	75,096
Fred’s, Inc., Class A	7,400	126,466
FTD Cos., Inc. †	10,700	320,358

	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.1% (continued)
Genesco, Inc. †	4,100	$292,043
Gentherm, Inc. †	17,900	904,129
G-III Apparel Group Ltd. †	12,600	1,419,390
Global Eagle Entertainment, Inc. †(a)	7,800	103,818
Grand Canyon Education, Inc. †	7,000	303,100
Gray Television, Inc. †	12,800	176,896
Group 1 Automotive, Inc.	13,000	1,122,290
Haverty Furniture Cos., Inc.	7,500	186,600
Helen of Troy Ltd. †	16,300	1,328,287
Hooker Furniture Corp.	2,200	41,910
Houghton Mifflin Harcourt Co. †	30,000	704,400
Iconix Brand Group, Inc. †	1,300	43,771
Installed Building Products, Inc. †	2,900	63,104
Interval Leisure Group, Inc.	9,000	235,890
Isle of Capri Casinos, Inc. †	6,400	89,920
Jack in the Box, Inc. (a)	13,500	1,294,920
Jamba, Inc. †	6,300	92,673
JC Penney Co., Inc. †(a)	35,100	295,191
Kirkland’s, Inc. †	8,000	190,000
Kona Grill, Inc. †	16,400	466,088
Lakeland Industries, Inc. †	5,500	49,225
Lands’ End, Inc. †	2,300	82,524
Lee Enterprises, Inc. †(a)	71,800	227,606
Libbey, Inc.	16,700	666,497
Liberty Tax, Inc. †(a)	6,900	192,027
Life Time Fitness, Inc. †	18,800	1,334,048
Lithia Motors, Inc., Class A	12,600	1,252,566
Loral Space & Communications, Inc. †	2,600	177,944
Marcus Corp./The	6,900	146,901
MarineMax, Inc. †(a)	19,100	506,341
Marriott Vacations Worldwide Corp.	20,400	1,653,420
Martha Stewart Living Omnimedia, Inc., Class A †	31,000	201,500
Mattress Firm Holding Corp. †(a)	20,800	1,448,512
McClatchy Co./The, Class A †	43,400	79,856
MDC Partners, Inc., Class A	8,900	252,315
Men’s Wearhouse, Inc./The	1,900	99,180
Meredith Corp.	16,900	942,513
Modine Manufacturing Co. †	2,600	35,022
Monarch Casino & Resort, Inc. †	8,900	170,346
Monro Muffler Brake, Inc.	5,300	344,765
Motorcar Parts of America, Inc. †	19,200	533,568
Murphy USA, Inc. †	19,600	1,418,452
NACCO Industries, Inc., Class A (a)	4,200	222,558
Nathan’s Famous, Inc.	3,900	211,185
Nautilus, Inc. †	32,100	490,167
New Media Investment Group, Inc.	12,700	303,911
Nexstar Broadcasting Group, Inc., Class A	8,000	457,760
Nutrisystem, Inc.	21,700	433,566
Outerwall, Inc. (a)	1,400	92,568
Overstock.com, Inc. †	3,600	87,192
Oxford Industries, Inc.	2,900	218,805
Papa John’s International, Inc.	24,500	1,514,345
Penn National Gaming, Inc. †(a)	13,900	217,674
Perry Ellis International, Inc. †	14,000	324,240
PetMed Express, Inc.	5,900	97,468
Pool Corp.	13,300	927,808
Popeyes Louisiana Kitchen, Inc. †	19,400	1,160,508

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 15.1% (continued)
Radio One, Inc., Class D †	13,500	$41,580
Rave Restaurant Group, Inc. †	4,400	61,424
Reading International, Inc. †	10,300	138,535
Red Robin Gourmet Burgers, Inc. †	6,500	565,500
Regis Corp. †	9,600	157,056
Rent-A-Center, Inc. (a)	14,000	384,160
Rentrak Corp. †(a)	6,300	350,028
Ruth’s Hospitality Group, Inc.	22,500	357,300
Ryland Group, Inc./The	1,800	87,732
Scholastic Corp. (a)	8,700	356,178
Select Comfort Corp. †	36,300	1,251,261
Sequential Brands Group, Inc. †(a)	25,800	276,060
Shiloh Industries, Inc. †(a)	10,000	140,400
Shoe Carnival, Inc.	4,200	123,648
Sizmek, Inc. †(a)	8,200	59,532
Skullcandy, Inc. †	15,100	170,630
Sonic Automotive, Inc., Class A	3,400	84,660
Sonic Corp.	36,600	1,160,220
Speedway Motorsports, Inc. (a)	6,600	150,150
Stage Stores, Inc.	4,000	91,680
Standard Motor Products, Inc.	9,800	414,148
Stein Mart, Inc. (a)	14,500	180,525
Stoneridge, Inc. †	3,600	40,644
Strattec Security Corp. (a)	2,800	206,752
Strayer Education, Inc. †	8,000	427,280
Superior Uniform Group, Inc.	2,200	41,734
Texas Roadhouse, Inc.	41,300	1,504,559
Tilly’s, Inc., A Shares †	7,800	122,070
Tower International, Inc. †(a)	15,500	412,300
Tuesday Morning Corp. †	34,500	555,450
Unifi, Inc. †(a)	10,400	375,336
Universal Electronics, Inc. †	11,600	654,704
UQM Technologies, Inc. †(a)	16,100	17,710
World Wrestling Entertainment, Inc., Class A (a)	6,300	88,263
YOU On Demand Holdings, Inc. †(a)	34,500	73,485
ZAGG, Inc. †	13,000	112,710
Zumiez, Inc. †	19,100	768,775

		65,621,001

Consumer Staples - 4.2%
22nd Century Group, Inc. †(a)	16,600	14,276
Andersons, Inc./The	1,000	41,370
Boston Beer Co., Inc./The, Class A †(a)	700	187,180
Calavo Growers, Inc.	14,700	755,874
Cal-Maine Foods, Inc. (a)	28,000	1,093,680
Central Garden and Pet Co., Class A †	15,300	162,486
Coca-Cola Bottling Co. Consolidated	5,000	565,300
Craft Brew Alliance, Inc. †(a)	17,200	234,608
Dean Foods Co.	25,400	419,862
Diamond Foods, Inc. †	19,500	635,115
Farmer Bros Co. †(a)	4,000	99,000
Fresh Del Monte Produce, Inc. (a)	31,400	1,221,774
Fresh Market, Inc./The †(a)	9,900	402,336
HRG Group, Inc. †	86,100	1,074,528
Ingles Markets, Inc., Class A (a)	12,900	638,292
Inter Parfums, Inc. (a)	6,100	198,982
Inventure Foods, Inc. †(a)	7,500	83,925

	SHARES	VALUE (Note 4)
Consumer Staples - 4.2% (continued)
J&J Snack Foods Corp. (a)	12,100	$1,291,070
John B. Sanfilippo & Son, Inc.	11,500	495,650
Landec Corp. †	3,000	41,850
Liberator Medical Holdings, Inc. (a)	60,700	212,450
Medifast, Inc. †(a)	6,400	191,808
MGP Ingredients, Inc. (a)	6,800	91,528
National Beverage Corp. †(a)	5,100	124,491
Omega Protein Corp. †	13,000	177,970
Revlon, Inc., Class A †(a)	23,700	976,440
Sanderson Farms, Inc. (a)	15,600	1,242,540
Snyder’s-Lance, Inc.	15,100	482,596
SpartanNash Co.	13,600	429,216
SUPERVALU, Inc. †	138,300	1,608,429
USANA Health Sciences, Inc. †	8,300	922,296
Vector Group Ltd. (a)	80,560	1,769,903
WD-40 Co. (a)	5,500	486,970
Weis Markets, Inc. (a)	2,000	99,520

		18,473,315

Energy - 1.5%
Adams Resources & Energy, Inc. (a)	500	33,605
Aemetis, Inc. †(a)	10,000	42,200
Alon USA Energy, Inc.	10,300	170,671
Carrizo Oil & Gas, Inc. †	4,600	228,390
Delek US Holdings, Inc.	5,600	222,600
Enbridge Energy Management LLC	33,401	1,215,128
Green Plains, Inc.	12,500	356,875
Gulf Island Fabrication, Inc. (a)	3,100	46,066
Hallador Energy Co.	3,900	45,591
Jones Energy, Inc., Class A †	3,200	28,736
Natural Gas Services Group, Inc. †(a)	6,200	119,164
Nordic American Tankers Ltd. (Norway)	7,100	84,561
Panhandle Oil and Gas, Inc., Class A	12,800	253,312
PBF Energy, Inc., Class A	1,300	44,096
PetroQuest Energy, Inc. †(a)	35,800	82,340
PHI, Inc. †	3,000	90,240
REX American Resources Corp. †(a)	9,300	565,533
RigNet, Inc. †(a)	4,000	114,360
Ring Energy, Inc. †(a)	9,300	98,766
RSP Permian, Inc. †(a)	18,000	453,420
Ship Finance International Ltd. (Norway) (a)	32,100	475,080
Synergy Resources Corp. †	48,600	575,910
Teekay Tankers Ltd., Class A	61,200	351,288
Tesco Corp.	3,800	43,206
US Energy Corp. Wyoming †(a)	6,700	7,571
Vertex Energy, Inc. †(a)	52,700	194,990
Westmoreland Coal Co. †	17,000	454,920

		6,398,619

Financials - 20.6%
1st Source Corp.	1,500	48,195
Acadia Realty Trust REIT	44,500	1,552,160
Actua Corp. †	12,100	187,429
Agree Realty Corp. REIT	6,100	201,117
Alexander’s, Inc. REIT (a)	1,300	593,554
American Assets Trust, Inc. REIT	19,800	856,944

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 20.6% (continued)
American Equity Investment Life Holding Co.	27,400	$798,162
Ameris Bancorp	11,401	300,872
AMERISAFE, Inc.	4,000	185,000
Argo Group International Holdings Ltd.	16,900	847,535
Arlington Asset Investment Corp., Class A (a)	9,000	216,540
Armada Hoffler Properties, Inc. REIT	4,900	52,234
Ashford Hospitality Prime, Inc. REIT	5,780	96,931
Ashford Hospitality Trust, Inc. REIT	71,000	683,020
Ashford, Inc. †	534	63,418
Aspen Insurance Holdings Ltd.	27,900	1,317,717
Associated Estates Realty Corp. REIT	45,500	1,122,940
Astoria Financial Corp.	8,300	107,485
Atlas Financial Holdings, Inc. †(a)	9,400	166,098
BancFirst Corp.	800	48,784
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	11,200	367,248
Bank of the Ozarks, Inc.	9,500	350,835
Banner Corp. (a)	1,100	50,490
Beneficial Bancorp, Inc. †	21,218	239,551
BGC Partners, Inc., Class A	151,900	1,435,455
BNC Bancorp	10,300	186,430
BofI Holding, Inc. †	3,000	279,120
Boston Private Financial Holdings, Inc.	13,300	161,595
Brandywine Realty Trust REIT	57,300	915,654
Capital Bank Financial Corp., Class A †(a)	12,300	339,603
Capital Southwest Corp. (a)	3,800	176,396
Cardinal Financial Corp. (a)	3,900	77,922
CareTrust REIT, Inc. REIT	4,709	63,854
Cash America International, Inc. (a)	11,800	274,940
Cedar Realty Trust, Inc. REIT	29,000	217,210
Chatham Lodging Trust REIT	27,000	794,070
Chesapeake Lodging Trust REIT	27,700	937,091
CoBiz Financial, Inc.	3,100	38,192
Cohen & Steers, Inc.	11,800	483,210
Community Trust Bancorp, Inc.	2,430	80,579
ConnectOne Bancorp, Inc.	11,700	227,682
Consumer Portfolio Services, Inc. †(a)	25,900	181,041
CoreSite Realty Corp. REIT (a)	14,400	700,992
Corporate Office Properties Trust REIT	57,900	1,701,102
Cousins Properties, Inc. REIT (a)	28,800	305,280
Cowen Group, Inc., Class A †(a)	10,700	55,640
Credit Acceptance Corp. †	1,984	386,880
CubeSmart REIT	2,900	70,035
Customers Bancorp, Inc. †	5,100	124,236
CVB Financial Corp.	2,500	39,850
CyrusOne, Inc. REIT (a)	27,000	840,240
DCT Industrial Trust, Inc. REIT	14,125	489,572
Diamond Hill Investment Group, Inc.	1,200	192,000
DiamondRock Hospitality Co. REIT	31,700	447,921
DuPont Fabros Technology, Inc. REIT	58,100	1,898,708
Eagle Bancorp, Inc. †	15,839	608,218
EastGroup Properties, Inc. REIT	13,000	781,820
Education Realty Trust, Inc. REIT	42,133	1,490,666
Empire State Realty Trust, Inc. REIT	39,900	750,519
Employers Holdings, Inc.	3,400	91,766
Encore Capital Group, Inc. †(a)	4,774	198,551

	SHARES	VALUE (Note 4)
Financials - 20.6% (continued)
Endurance Specialty Holdings Ltd.	22,100	$1,351,194
Enstar Group Ltd. †	3,300	468,138
Essent Group Ltd. †(a)	9,400	224,754
EverBank Financial Corp.	28,100	506,643
Excel Trust, Inc. REIT	21,300	298,626
FBL Financial Group, Inc., Class A (a)	11,100	688,311
FBR & Co. †	8,500	196,435
Federal Agricultural Mortgage Corp., Class C	4,900	138,131
Federated National Holding Co. (a)	17,400	532,440
FelCor Lodging Trust, Inc. REIT (a)	85,400	981,246
Fidelity & Guaranty Life	3,800	80,560
Fidelity Southern Corp.	7,868	132,812
First Business Financial Services, Inc. (a)	800	34,592
First Commonwealth Financial Corp. (a)	8,800	79,200
First Industrial Realty Trust, Inc. REIT	38,300	820,769
First Interstate BancSystem, Inc. (a)	9,200	255,944
First Merchants Corp.	6,600	155,364
Flushing Financial Corp. (a)	3,100	62,217
Gain Capital Holdings, Inc.	13,200	128,964
GAMCO Investors, Inc., Class A (a)	4,800	376,848
GEO Group, Inc./The REIT	13,300	581,742
Gladstone Capital Corp. (a)	7,300	64,313
Gladstone Commercial Corp. REIT (a)	10,000	186,100
Gladstone Investment Corp. (a)	9,900	73,260
Gramercy Property Trust, Inc. REIT (a)	20,750	582,452
Great Southern Bancorp, Inc.	1,500	59,085
Greenlight Capital Re Ltd., Class A †	6,200	197,160
Hanmi Financial Corp.	9,800	207,270
Hanover Insurance Group, Inc./The	5,000	362,900
HCI Group, Inc.	3,900	178,893
Healthcare Realty Trust, Inc. REIT	50,000	1,389,000
Hercules Technology Growth Capital, Inc. (a)	14,300	192,764
Hersha Hospitality Trust REIT	109,500	708,465
HFF, Inc., Class A	20,300	762,062
Hilltop Holdings, Inc. †	3,300	64,152
HomeStreet, Inc. †	7,500	137,400
Horace Mann Educators Corp.	12,800	437,760
Horizon Technology Finance Corp. (a)	900	12,438
Hudson Pacific Properties, Inc. REIT	43,800	1,453,722
Independence Realty Trust, Inc. REIT	12,700	120,523
Independent Bank Corp.	23,700	304,071
Infinity Property & Casualty Corp.	3,300	270,765
Inland Real Estate Corp. REIT	7,700	82,313
Interactive Brokers Group, Inc., Class A	32,300	1,098,846
INTL FCStone, Inc. †(a)	3,000	89,190
Investment Technology Group, Inc. †	14,300	433,433
KCAP Financial, Inc. (a)	23,900	160,847
KCG Holdings, Inc., Class A †	5,500	67,430
Kennedy-Wilson Holdings, Inc.	46,800	1,223,352
Kite Realty Group Trust REIT	24,900	701,433
Ladder Capital Corp. REIT †	4,000	74,040
Ladenburg Thalmann Financial Services, Inc. †	125,900	485,974
Lakeland Financial Corp.	7,500	304,350
LegacyTexas Financial Group, Inc.	10,400	236,392
LendingTree, Inc. †(a)	11,100	621,711

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 20.6% (continued)
Lexington Realty Trust REIT (a)	55,800	$548,514
LTC Properties, Inc. REIT	12,500	575,000
Maiden Holdings Ltd. (a)	37,600	557,608
Marcus & Millichap, Inc. †	23,900	895,772
MarketAxess Holdings, Inc.	7,482	620,258
Medallion Financial Corp. (a)	7,700	71,302
Medical Properties Trust, Inc. REIT (a)	46,200	680,988
Meridian Bancorp, Inc. †	4,651	61,254
Meta Financial Group, Inc.	5,100	202,623
Monmouth Real Estate Investment Corp. REIT	41,900	465,509
Monroe Capital Corp.	3,100	45,663
Montpelier Re Holdings Ltd.	27,000	1,037,880
MVC Capital, Inc.	4,300	40,764
National General Holdings Corp.	4,600	86,020
National Health Investors, Inc. REIT (a)	17,600	1,249,776
National Western Life Insurance Co., Class A	300	76,290
Navigators Group, Inc./The †	6,000	467,040
Nelnet, Inc., Class A	18,600	880,152
Newtek Business Services Corp.	4,600	76,038
OneBeacon Insurance Group Ltd., Class A	14,400	219,024
Oritani Financial Corp. (a)	10,200	148,410
Parkway Properties, Inc. REIT	15,500	268,925
Pebblebrook Hotel Trust REIT	10,900	507,613
Pennsylvania Real Estate Investment Trust REIT	35,000	813,050
Peoples Financial Services Corp. (a)	1,100	49,357
Phoenix Cos., Inc./The †	3,600	179,964
Physicians Realty Trust REIT	50,900	896,349
Pinnacle Financial Partners, Inc. (a)	12,300	546,858
Piper Jaffray Cos. †	9,200	482,632
Preferred Bank	3,100	85,157
Primerica, Inc.	29,700	1,511,730
PrivateBancorp, Inc.	34,100	1,199,297
PS Business Parks, Inc. REIT	7,600	631,104
Pzena Investment Management, Inc., Class A	16,300	149,471
QTS Realty Trust, Inc. REIT	21,100	768,251
Ramco-Gershenson Properties Trust REIT	42,600	792,360
RE/MAX Holdings, Inc., Class A	2,600	86,346
Retail Opportunity Investments Corp. REIT	47,300	865,590
Rexford Industrial Realty, Inc. REIT	20,900	330,429
RLI Corp. (a)	9,700	508,377
Ryman Hospitality Properties, Inc. REIT	23,400	1,425,294
Sabra Health Care REIT, Inc.	25,900	858,585
Safeguard Scientifics, Inc. †(a)	4,700	84,976
Safety Insurance Group, Inc.	5,200	310,700
Saul Centers, Inc. REIT	6,700	383,240
Security National Financial Corp., Class A †	7,812	41,638
Select Income REIT	13,600	339,864
Selective Insurance Group, Inc.	7,000	203,350
Simmons First National Corp., Class A	2,900	131,863
South State Corp. (a)	2,200	150,458
Southside Bancshares, Inc. (a)	7,757	222,548

	SHARES	VALUE (Note 4)
Financials - 20.6% (continued)
Southwest Bancorp, Inc.	100	$1,779
Sovran Self Storage, Inc. REIT	13,400	1,258,796
STAG Industrial, Inc. REIT	41,500	976,080
StanCorp Financial Group, Inc.	7,300	500,780
Stewart Information Services Corp.	9,600	390,144
Strategic Hotels & Resorts, Inc. REIT †	17,300	215,039
Summit Hotel Properties, Inc. REIT	52,900	744,303
Sun Communities, Inc. REIT	32,200	2,148,384
Sunstone Hotel Investors, Inc. REIT	6,256	104,287
Symetra Financial Corp.	35,100	823,446
Terreno Realty Corp. REIT	12,000	273,600
TICC Capital Corp.	6,700	46,364
Tompkins Financial Corp. (a)	1,500	80,775
Triangle Capital Corp. (a)	10,100	230,381
United Bankshares, Inc.	13,400	503,572
United Community Banks, Inc.	9,500	179,360
United Insurance Holdings Corp. (a)	33,100	744,750
Universal Health Realty Income Trust REIT (a)	7,800	438,750
Universal Insurance Holdings, Inc. (a)	34,500	882,855
Urstadt Biddle Properties, Inc., Class A REIT	13,800	318,228
Walker & Dunlop, Inc. †	5,900	104,607
Washington Real Estate Investment Trust REIT (a)	40,800	1,127,304
Washington Trust Bancorp, Inc. (a)	2,900	110,751
Waterstone Financial, Inc. (a)	17,300	222,132
WesBanco, Inc.	7,700	250,866
Western Alliance Bancorp †	49,100	1,455,324
Whitestone REIT (a)	7,400	117,512
Winthrop Realty Trust REIT	41,800	682,176
WisdomTree Investments, Inc.	36,500	783,290
WSFS Financial Corp.	2,900	219,327

		89,703,318

Health Care - 18.7%
AAC Holdings, Inc. †	10,000	305,800
Abaxis, Inc. (a)	16,700	1,070,637
ABIOMED, Inc. †	25,700	1,839,606
Acadia Healthcare Co., Inc. †(a)	3,100	221,960
Accelerate Diagnostics, Inc. †(a)	33,400	751,500
Acceleron Pharma, Inc. †(a)	6,200	235,972
Aceto Corp. (a)	12,200	268,400
Achillion Pharmaceuticals, Inc. †(a)	72,000	709,920
Acorda Therapeutics, Inc. †	15,000	499,200
Addus HomeCare Corp. †	14,600	336,092
Advaxis, Inc. †(a)	30,300	437,532
Aerie Pharmaceuticals, Inc. †	21,900	686,346
Affymetrix, Inc. †	25,700	322,792
Agenus, Inc. †	24,500	125,685
Agios Pharmaceuticals, Inc. †	2,200	207,460
Air Methods Corp. †	1,700	79,203
Akorn, Inc. †	6,000	285,060
Albany Molecular Research, Inc. †(a)	22,000	387,200
Alimera Sciences, Inc. †(a)	33,400	167,334
Alliance HealthCare Services, Inc. †(a)	8,500	188,530
Almost Family, Inc. †	2,100	93,891
AMAG Pharmaceuticals, Inc. †(a)	20,300	1,109,598

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 18.7% (continued)
Amedisys, Inc. †(a)	25,100	$672,178
Amicus Therapeutics, Inc. †	71,900	782,272
AMN Healthcare Services, Inc. †	23,000	530,610
Amsurg Corp. †(a)	22,400	1,378,048
Anacor Pharmaceuticals, Inc. †	28,000	1,619,800
Analogic Corp.	2,300	209,070
AngioDynamics, Inc. †	12,500	222,375
ANI Pharmaceuticals, Inc. †	10,500	656,775
Anika Therapeutics, Inc. †(a)	12,700	522,859
ARIAD Pharmaceuticals, Inc. †	5,000	41,200
Array BioPharma, Inc. †(a)	44,900	330,913
AtriCure, Inc. †(a)	16,800	344,232
Atrion Corp.	700	241,857
Auspex Pharmaceuticals, Inc. †	11,200	1,123,024
BioCryst Pharmaceuticals, Inc. †(a)	12,800	115,584
BioDelivery Sciences International, Inc. †	38,900	408,450
Biolase, Inc. †(a)	24,075	48,632
Bio-Reference Laboratories, Inc. †	14,900	525,076
BioSpecifics Technologies Corp. †	4,600	180,090
BioTelemetry, Inc. †	12,200	107,970
Bluebird Bio, Inc. †	3,500	422,695
Cambrex Corp. †	16,400	649,932
Cantel Medical Corp. (a)	17,223	818,092
Capital Senior Living Corp. †	6,600	171,204
Cardiovascular Systems, Inc. †	2,200	85,888
Catalyst Pharmaceutical Partners, Inc. †(a)	150,700	652,531
Celladon Corp. †	11,200	212,128
Celldex Therapeutics, Inc. †	10,400	289,848
Cempra, Inc. †	31,000	1,063,610
Cesca Therapeutics, Inc. †	18,100	16,290
Charles River Laboratories International, Inc. †	1,000	79,290
Chemed Corp.	10,400	1,241,760
Chimerix, Inc. †	30,700	1,157,083
CONMED Corp. (a)	7,800	393,822
Corcept Therapeutics, Inc. †(a)	29,200	163,520
CorMedix, Inc. †	10,600	104,304
CorVel Corp. †(a)	6,100	209,901
Cross Country Healthcare, Inc. †(a)	11,400	135,204
CryoLife, Inc. (a)	5,100	52,887
CTI BioPharma Corp. †(a)	77,000	139,370
Cymabay Therapeutics, Inc. †	8,300	57,436
CytoSorbents Corp. †	5,800	76,502
Depomed, Inc. †(a)	41,300	925,533
DexCom, Inc. †	3,200	199,488
Durect Corp. †	39,500	75,445
Dyax Corp. †	79,800	1,337,049
Eagle Pharmaceuticals, Inc. †	6,800	284,852
Emergent Biosolutions, Inc. †	7,500	215,700
Enanta Pharmaceuticals, Inc. †(a)	14,900	456,238
Endologix, Inc. †	5,100	87,057
Ensign Group, Inc./The	20,800	974,688
Enzo Biochem, Inc. †(a)	22,700	66,965
Esperion Therapeutics, Inc. †(a)	18,300	1,694,580
Exact Sciences Corp. †(a)	52,300	1,151,646
ExamWorks Group, Inc. †(a)	22,200	923,964
Five Prime Therapeutics, Inc. †	16,100	367,885
Five Star Quality Care, Inc. †(a)	13,300	59,052

	SHARES	VALUE (Note 4)
Health Care - 18.7% (continued)
Fonar Corp. †	10,000	$131,100
GenMark Diagnostics, Inc. †(a)	6,900	89,562
Genomic Health, Inc. †	2,800	85,540
Globus Medical, Inc., Class A †	19,400	489,656
Greatbatch, Inc. †	12,700	734,695
Haemonetics Corp. †	1,900	85,348
Halozyme Therapeutics, Inc. †	10,400	148,512
HealthStream, Inc. †(a)	2,700	68,040
Healthways, Inc. †(a)	22,100	435,370
Heska Corp. †	2,400	61,872
Hill-Rom Holdings, Inc.	20,500	1,004,500
Icad, Inc. †(a)	12,500	119,750
ICU Medical, Inc. †	10,500	977,970
IGI Laboratories, Inc. †(a)	66,200	540,192
Impax Laboratories, Inc. †	40,200	1,884,174
Infinity Pharmaceuticals, Inc. †	25,600	357,888
Inogen, Inc. †	8,100	259,119
Inovio Pharmaceuticals, Inc. †(a)	9,400	76,704
Insulet Corp. †	2,800	93,380
Insys Therapeutics, Inc. †(a)	19,800	1,150,974
Integra LifeSciences Holdings Corp. †	4,400	271,260
Intra-Cellular Therapies, Inc. †	8,400	200,592
Iridex Corp. †	2,000	20,960
Ironwood Pharmaceuticals, Inc. †(a)	26,800	428,800
IsoRay, Inc. †(a)	129,600	203,472
Karyopharm Therapeutics, Inc. †(a)	11,400	348,954
Keryx Biopharmaceuticals, Inc. †(a)	4,300	54,739
Kindred Healthcare, Inc.	2,100	49,959
Lannett Co., Inc. †(a)	21,400	1,448,994
LDR Holding Corp. †	20,000	732,800
LHC Group, Inc. †	3,500	115,605
Magellan Health, Inc. †	1,400	99,148
MannKind Corp. †(a)	17,100	88,920
Medcath Corp. (3)†(b)	10,300	-
Merge Healthcare, Inc. †	56,200	251,214
Merit Medical Systems, Inc. †	4,400	84,700
Merrimack Pharmaceuticals, Inc. †(a)	77,800	924,264
MiMedx Group, Inc. †(a)	70,100	729,040
Mirati Therapeutics, Inc. †(a)	2,700	79,164
Molina Healthcare, Inc. †	11,400	767,106
Myriad Genetics, Inc. †(a)	20,300	718,620
NanoString Technologies, Inc. †	3,100	31,589
NanoViricides, Inc. †(a)	19,800	44,550
National HealthCare Corp. (a)	2,800	178,388
National Research Corp., Class B (a)	100	3,200
Natus Medical, Inc. †	23,400	923,598
Navidea Biopharmaceuticals, Inc. †(a)	29,100	46,269
Nektar Therapeutics †	49,100	540,100
Neogen Corp. †	11,750	549,078
NeoGenomics, Inc. †	29,600	138,232
Neuralstem, Inc. †(a)	28,600	54,340
Neurocrine Biosciences, Inc. †	16,500	655,215
NewLink Genetics Corp. †(a)	13,900	760,469
Northwest Biotherapeutics, Inc. †(a)	39,500	291,115
Novavax, Inc. †	73,300	606,191
NuVasive, Inc. †	26,200	1,204,938
NxStage Medical, Inc. †	42,800	740,440
Ohr Pharmaceutical, Inc. †(a)	7,600	19,304

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 18.7% (continued)
Omeros Corp. †(a)	25,900	$570,577
Omnicell, Inc. †	21,600	758,160
Ophthotech Corp. †(a)	20,600	958,518
OraSure Technologies, Inc. †	36,400	238,056
Organovo Holdings, Inc. †(a)	37,800	133,812
Osiris Therapeutics, Inc. †(a)	4,600	80,868
OvaScience, Inc. †(a)	22,000	764,060
Pacific Biosciences of California, Inc. †	47,900	279,736
Pacira Pharmaceuticals, Inc. †	1,600	142,160
Pain Therapeutics, Inc. †	20,500	38,745
Peregrine Pharmaceuticals, Inc. †(a)	181,400	244,890
Pernix Therapeutics Holdings, Inc. †(a)	46,000	491,740
PharMerica Corp. †	9,000	253,710
Portola Pharmaceuticals, Inc. †	4,800	182,208
POZEN, Inc. †	23,700	182,964
Premier, Inc., Class A †	3,300	124,014
Prestige Brands Holdings, Inc. †	10,800	463,212
Progenics Pharmaceuticals, Inc. †(a)	51,000	304,980
Providence Service Corp./The †(a)	13,600	722,432
pSivida Corp. †(a)	22,900	90,455
PTC Therapeutics, Inc. †	21,300	1,296,105
Puma Biotechnology, Inc. †(a)	300	70,833
Quidel Corp. †	3,600	97,128
RadNet, Inc. †	56,300	472,920
Receptos, Inc. †	1,000	164,890
Regulus Therapeutics, Inc. †(a)	38,700	655,578
Repligen Corp. †(a)	23,900	725,604
Retrophin, Inc. †(a)	6,700	160,532
Rexahn Pharmaceuticals, Inc. †(a)	107,600	78,548
RTI Surgical, Inc. †(a)	26,600	131,404
Sagent Pharmaceuticals, Inc. †	18,700	434,775
SciClone Pharmaceuticals, Inc. †	37,800	334,908
Select Medical Holdings Corp.	75,800	1,124,114
Sequenom, Inc. †(a)	70,200	277,290
Sorrento Therapeutics, Inc. †	4,800	55,488
Spectranetics Corp./The †(a)	24,700	858,572
STAAR Surgical Co. †(a)	12,900	95,847
Stemline Therapeutics, Inc. †	3,200	46,304
Stereotaxis, Inc. †(a)	25,000	51,500
Sucampo Pharmaceuticals, Inc., Class A †(a)	40,000	622,400
Supernus Pharmaceuticals, Inc. †	16,700	201,903
Synageva BioPharma Corp. †	2,700	263,331
TESARO, Inc. †(a)	18,300	1,050,420
Tetraphase Pharmaceuticals, Inc. †	24,300	890,352
TG Therapeutics, Inc. †(a)	40,100	620,748
TherapeuticsMD, Inc. †(a)	10,300	62,315
Tonix Pharmaceuticals Holding Corp. †	8,200	51,824
Universal American Corp. †(a)	28,400	303,312
US Physical Therapy, Inc. (a)	5,800	275,500
Vascular Solutions, Inc. †	10,900	330,488
Xencor, Inc. †	13,900	212,948
XenoPort, Inc. †	44,100	313,992
Zeltiq Aesthetics, Inc. †	35,600	1,097,548
ZIOPHARM Oncology, Inc. †(a)	47,200	508,344

		81,566,907

	SHARES	VALUE (Note 4)
Industrials - 11.4%
AAON, Inc.	11,223	$275,300
Acacia Research Corp. (a)	5,900	63,130
ACCO Brands Corp. †(a)	58,100	482,811
Adept Technology, Inc. †(a)	7,100	43,665
Aerovironment, Inc. †(a)	4,700	124,597
Air Transport Services Group, Inc. †	33,900	312,558
Aircastle Ltd.	33,400	750,164
Alamo Group, Inc.	3,400	214,642
Albany International Corp., Class A	6,000	238,500
Allegiant Travel Co.	5,600	1,076,824
Allied Motion Technologies, Inc.	6,000	199,140
Altra Industrial Motion Corp. (a)	3,600	99,504
AMERCO	1,100	363,440
American Railcar Industries, Inc. (a)	3,100	154,163
American Woodmark Corp. †	8,200	448,786
Apogee Enterprises, Inc.	18,000	777,600
ARC Document Solutions, Inc. †	30,400	280,592
ARC Group Worldwide, Inc. †(a)	23,500	125,490
ArcBest Corp.	17,300	655,497
Argan, Inc.	13,800	499,146
Arotech Corp. †(a)	63,300	196,863
Astec Industries, Inc.	4,900	210,112
Astronics Corp. †	10,700	788,590
Astronics Corp., Class B †	700	51,163
Atlas Air Worldwide Holdings, Inc. †	10,700	460,314
Blount International, Inc.	25,300	325,864
Broadwind Energy, Inc. †	8,700	43,500
Builders FirstSource, Inc. †	10,000	66,700
CAI International, Inc. †	6,100	149,877
CBIZ, Inc. †(a)	10,400	97,032
CECO Environmental Corp.	3,000	31,830
Celadon Group, Inc. (a)	3,900	106,158
Columbus McKinnon Corp. (a)	2,100	56,574
Con-way, Inc.	22,600	997,338
Corporate Executive Board Co./The	1,300	103,818
Covanta Holding Corp.	13,300	298,319
Covenant Transportation Group, Inc., Class A †	21,600	716,256
CRA International, Inc. †(a)	8,100	252,072
Curtiss-Wright Corp.	1,700	125,698
Deluxe Corp.	5,000	346,400
Douglas Dynamics, Inc. (a)	10,400	237,536
Ducommun, Inc. †	1,400	36,260
Dycom Industries, Inc. †	17,200	840,048
Dynamic Materials Corp. (a)	2,700	34,479
Echo Global Logistics, Inc. †(a)	18,400	501,584
Energy Recovery, Inc. †(a)	12,500	32,375
Engility Holdings, Inc.	9,800	294,392
Enphase Energy, Inc. †(a)	43,400	572,446
Erickson, Inc. †	4,200	18,144
Exponent, Inc.	5,900	524,510
Federal Signal Corp.	19,000	300,010
Forward Air Corp. (a)	2,500	135,750
Franklin Covey Co. †(a)	1,800	34,668
FreightCar America, Inc.	4,600	144,578
FTI Consulting, Inc. †	5,900	221,014
FuelCell Energy, Inc. †(a)	58,500	73,125

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 11.4% (continued)
Furmanite Corp. †	5,900	$46,551
G&K Services, Inc., Class A	10,900	790,577
GenCorp, Inc. †	3,400	78,846
Gibraltar Industries, Inc. †	6,300	103,383
Gorman-Rupp Co./The	3,800	113,810
GP Strategies Corp. †(a)	4,500	166,500
Great Lakes Dredge & Dock Corp. †	14,800	88,948
Greenbrier Cos., Inc./The (a)	15,300	887,400
Griffon Corp.	4,800	83,664
H&E Equipment Services, Inc.	4,600	114,954
Hawaiian Holdings, Inc. †	39,900	878,798
Healthcare Services Group, Inc. (a)	28,400	912,492
Heartland Express, Inc.	46,900	1,114,344
Heidrick & Struggles International, Inc.	5,500	135,190
Herman Miller, Inc.	5,100	141,576
Hillenbrand, Inc.	17,500	540,225
HNI Corp.	23,100	1,274,427
Hub Group, Inc., Class A †	5,400	212,166
Huron Consulting Group, Inc. †	10,500	694,575
Hyster-Yale Materials Handling, Inc.	2,000	146,580
ICF International, Inc. †	3,600	147,060
Insperity, Inc.	8,900	465,381
Insteel Industries, Inc.	3,700	80,031
John Bean Technologies Corp.	7,800	278,616
Kadant, Inc.	3,300	173,613
Kaman Corp.	5,100	216,393
Kforce, Inc.	16,200	361,422
Kimball International, Inc., Class B (a)	11,700	122,616
Knight Transportation, Inc.	51,500	1,660,875
Knoll, Inc.	22,400	524,832
Korn/Ferry International	23,800	782,306
Lindsay Corp. (a)	1,000	76,250
Lydall, Inc. †(a)	12,100	383,812
Manitex International, Inc. †(a)	5,800	56,434
Marten Transport Ltd.	11,400	264,480
Matson, Inc.	15,600	657,696
Matthews International Corp., Class A	11,000	566,610
McGrath RentCorp.	4,400	144,804
Meritor, Inc. †	58,500	737,685
Middleby Corp./The †	1,300	133,445
Mistras Group, Inc. †	4,900	94,374
Mobile Mini, Inc.	4,100	174,824
Mueller Industries, Inc.	14,000	505,820
Mueller Water Products, Inc., Class A	43,600	429,460
Multi-Color Corp.	12,600	873,558
NCI Building Systems, Inc. †	18,800	324,864
NN, Inc. (a)	9,400	235,752
Nortek, Inc. †	900	79,425
Northwest Pipe Co. †(a)	1,700	39,015
Ocean Power Technologies, Inc. †(a)	15,200	7,296
Orion Energy Systems, Inc. †	17,200	54,008
Orion Marine Group, Inc. †	4,800	42,528
PAM Transportation Services, Inc. †	5,300	303,531
Park-Ohio Holdings Corp. (a)	7,000	368,690
Patrick Industries, Inc. †	16,900	1,052,363
Paylocity Holding Corp. †	2,800	80,192
Pendrell Corp. †	59,800	77,740
PGT, Inc. †	20,200	225,735

	SHARES	VALUE (Note 4)
Industrials - 11.4% (continued)
Plug Power, Inc. †(a)	32,500	$84,175
Quality Distribution, Inc. †	8,400	86,772
RBC Bearings, Inc.	2,800	214,312
Republic Airways Holdings, Inc. †	32,000	440,000
Resources Connection, Inc.	13,900	243,250
Revolution Lighting Technologies, Inc. †(a)	41,200	45,732
Rush Enterprises, Inc., Class A †(a)	15,500	424,080
Saia, Inc. †	17,000	753,100
Seaspan Corp. (Hong Kong)	3,700	67,488
Sparton Corp. †	9,000	220,500
Standex International Corp. (a)	7,700	632,401
Steelcase, Inc., Class A	55,700	1,054,958
Sun Hydraulics Corp. (a)	2,600	107,536
TASER International, Inc. †(a)	31,600	761,876
Team, Inc. †(a)	4,400	171,512
Tennant Co.	5,900	385,683
Thermon Group Holdings, Inc. †	4,100	98,687
Trex Co., Inc. †	15,400	839,762
Tutor Perini Corp. †	4,900	114,415
UniFirst Corp.	500	58,845
Universal Forest Products, Inc.	1,800	99,864
Universal Truckload Services, Inc. (a)	1,800	45,324
US Ecology, Inc.	8,100	404,757
USA Truck, Inc. †(a)	5,100	141,219
UTi Worldwide, Inc. †	7,200	88,560
Viad Corp.	5,800	161,356
Vicor Corp. †	4,800	72,960
VSE Corp. (a)	4,700	384,836
WageWorks, Inc. †	3,400	181,322
Werner Enterprises, Inc.	36,000	1,130,760
West Corp.	31,000	1,045,630
Willdan Group, Inc. †	26,200	415,008
Xerium Technologies, Inc. †	13,700	222,214
XPO Logistics, Inc. †	9,500	431,965
YRC Worldwide, Inc. †	14,400	258,624

		49,828,971

Information Technology - 17.1%
Advanced Energy Industries, Inc. †	3,900	100,074
Ambarella, Inc. †(a)	20,600	1,559,626
Amkor Technology, Inc. †	95,100	840,209
Autobytel, Inc. †	12,500	184,625
AVX Corp.	17,500	249,725
Axcelis Technologies, Inc. †(a)	99,000	235,620
Badger Meter, Inc. (a)	3,300	197,802
Barracuda Networks, Inc. †	21,600	830,952
Bel Fuse, Inc., Class B (a)	3,100	58,993
Blackbaud, Inc. (a)	20,500	971,290
Blackhawk Network Holdings, Inc. †	35,900	1,284,143
Brooks Automation, Inc. (a)	36,000	418,680
Cabot Microelectronics Corp. †	4,000	199,880
CACI International, Inc., Class A †	11,600	1,043,072
Callidus Software, Inc. †	35,900	455,212
Carbonite, Inc. †	5,700	81,510
Cardtronics, Inc. †	5,400	203,040
Cascade Microtech, Inc. †(a)	7,100	96,418
CEVA, Inc. †(a)	3,300	70,356
Checkpoint Systems, Inc.	5,600	60,592

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 17.1% (continued)
Ciber, Inc. †(a)	10,100	$41,612
Cirrus Logic, Inc. †	19,800	658,548
Clearfield, Inc. †(a)	15,000	222,300
ClearSign Combustion Corp. †(a)	3,600	19,044
Cognex Corp. †	2,300	114,057
comScore, Inc. †	20,000	1,024,000
Comtech Telecommunications Corp.	4,000	115,800
Constant Contact, Inc. †	22,500	859,725
Cray, Inc. †(a)	18,200	511,056
CSG Systems International, Inc.	7,000	212,730
CTS Corp.	12,200	219,478
CUI Global, Inc. †(a)	7,700	45,122
Cypress Semiconductor Corp. †	114,100	1,609,951
Daktronics, Inc. (a)	4,900	52,969
Datalink Corp. †(a)	10,600	127,624
Dealertrack Technologies, Inc. †(a)	2,900	111,708
Dice Holdings, Inc. †	25,100	223,892
Diebold, Inc. (a)	8,100	287,226
Digimarc Corp.	3,300	72,435
Digital Turbine, Inc. †(a)	16,400	53,464
Diodes, Inc. †	11,700	334,152
Dot Hill Systems Corp. †(a)	66,100	350,330
DSP Group, Inc. †	3,600	43,128
DTS, Inc. †	11,100	378,177
EarthLink Holdings Corp.	18,600	82,584
Ebix, Inc. (a)	22,400	680,512
eGain Corp. †	10,000	33,000
Electronics For Imaging, Inc. †	10,200	425,850
Ellie Mae, Inc. †(a)	20,800	1,150,448
Endurance International Group Holdings, Inc. †(a)	65,400	1,246,524
EnerNOC, Inc. †	5,900	67,260
Entegris, Inc. †	65,700	899,433
Envestnet, Inc. †	22,100	1,239,368
EPAM Systems, Inc. †	9,500	582,255
Epiq Systems, Inc.	4,300	77,099
ePlus, Inc. †(a)	6,100	530,273
Euronet Worldwide, Inc. †	1,800	105,750
Exar Corp. †(a)	17,500	175,875
ExlService Holdings, Inc. †	6,200	230,640
Fabrinet (Thailand) †	9,400	178,506
Fair Isaac Corp.	16,400	1,455,008
Fairchild Semiconductor International, Inc. †	53,800	978,084
FARO Technologies, Inc. †	3,800	236,094
Fleetmatics Group PLC (Ireland) †	4,900	219,765
FormFactor, Inc. †	30,700	272,309
Forrester Research, Inc.	3,800	139,764
Glu Mobile, Inc. †(a)	101,300	507,513
GSI Group, Inc. †	11,800	157,176
GTT Communications, Inc. †	10,600	200,128
Hackett Group, Inc./The	8,300	74,202
Heartland Payment Systems, Inc.	16,900	791,765
Hutchinson Technology, Inc. †	18,800	50,196
IGATE Corp. †	4,800	204,768
Immersion Corp. †(a)	5,400	49,572
Infinera Corp. †(a)	70,700	1,390,669
Information Services Group, Inc.	44,100	175,959

	SHARES	VALUE (Note 4)
Information Technology - 17.1% (continued)
Inphi Corp. †(a)	23,800	$424,354
Insight Enterprises, Inc. †	15,800	450,616
Integrated Device Technology, Inc. †	33,500	670,670
Integrated Silicon Solution, Inc.	17,700	316,653
InterDigital, Inc.	23,400	1,187,316
Internap Corp. †(a)	16,400	167,772
Intersil Corp., Class A	71,600	1,025,312
j2 Global, Inc.	12,300	807,864
Lattice Semiconductor Corp. †	69,600	441,264
Lexmark International, Inc., Class A	14,700	622,398
Lionbridge Technologies, Inc. †(a)	33,300	190,476
Littelfuse, Inc.	2,800	278,292
LiveDeal, Inc. †(a)	68,500	215,775
LivePerson, Inc. †(a)	10,851	111,060
LogMeIn, Inc. †	16,000	895,840
M/A-COM Technology Solutions Holdings, Inc. †	30,800	1,147,608
MacroGenics, Inc. †	9,200	211,404
Manhattan Associates, Inc. †	4,800	242,928
ManTech International Corp., Class A	2,500	84,850
Mattson Technology, Inc. †	56,000	220,640
MaxLinear, Inc., Class A †	8,100	65,853
Maxwell Technologies, Inc. †(a)	19,900	160,394
MeetMe, Inc. †	15,800	29,388
Mentor Graphics Corp. (a)	9,300	223,479
Mercury Systems, Inc. †(a)	18,800	292,340
Mesa Laboratories, Inc. (a)	2,100	151,620
Methode Electronics, Inc.	19,400	912,576
Micrel, Inc.	38,900	586,612
Microsemi Corp. †	13,400	474,360
MicroStrategy, Inc., Class A †	5,500	930,545
Mitek Systems, Inc. †(a)	10,900	34,444
MKS Instruments, Inc.	23,600	797,916
ModusLink Global Solutions, Inc. †(a)	15,600	60,060
Monolithic Power Systems, Inc.	22,400	1,179,360
Monotype Imaging Holdings, Inc.	8,200	267,648
MTS Systems Corp. (a)	2,200	166,430
Nanometrics, Inc. †	8,800	148,016
Netlist, Inc. †(a)	13,900	8,062
NetScout Systems, Inc. †(a)	20,300	890,155
NetSol Technologies, Inc. †	5,700	33,117
Newport Corp. †(a)	5,000	95,300
Novatel Wireless, Inc. †	13,700	66,034
NVE Corp.	1,000	68,920
OmniVision Technologies, Inc. †	42,800	1,128,636
OSI Systems, Inc. †	8,400	623,784
Park City Group, Inc. †(a)	10,400	143,312
PC Connection, Inc. (a)	11,500	300,035
Pegasystems, Inc.	5,300	115,275
Perceptron, Inc. (a)	9,000	121,590
Perficient, Inc. †	8,400	173,796
Pericom Semiconductor Corp.	19,100	295,477
Photronics, Inc. †	18,100	153,850
Pixelworks, Inc. †(a)	37,900	190,258
Planar Systems, Inc. †	45,700	287,453
Plantronics, Inc.	17,400	921,330
Plexus Corp. †	4,900	199,773
PMC-Sierra, Inc. †	105,300	977,184

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 17.1% (continued)
Polycom, Inc. †	60,000	$804,000
Power Integrations, Inc.	3,100	161,448
Proofpoint, Inc. †	24,700	1,462,734
Qlik Technologies, Inc. †	9,600	298,848
QLogic Corp. †	6,100	89,914
Qualys, Inc. †	26,700	1,241,016
Quantum Corp. †	89,800	143,680
QuickLogic Corp. †	38,800	74,884
Rambus, Inc. †(a)	70,200	882,765
RealD, Inc. †	12,700	162,433
Research Frontiers, Inc. †(a)	8,000	48,800
RF Industries Ltd.	9,900	40,491
Rogers Corp. †	8,500	698,785
Rovi Corp. †(a)	12,600	229,446
Sanmina Corp. †	51,800	1,253,042
Semtech Corp. †	18,300	487,603
Sigma Designs, Inc. †	16,600	133,298
Sonus Networks, Inc. †	15,800	124,504
Speed Commerce, Inc. †(a)	25,500	16,287
SPS Commerce, Inc. †	3,000	201,300
Stamps.com, Inc. †	6,900	464,301
Super Micro Computer, Inc. †	28,300	939,843
Support.com, Inc. †	500	780
Sykes Enterprises, Inc. †	7,600	188,860
Synaptics, Inc. †	3,500	284,567
Synchronoss Technologies, Inc. †	25,500	1,210,230
SYNNEX Corp.	10,400	803,400
Take-Two Interactive Software, Inc. †	48,700	1,239,659
Tech Data Corp. †(a)	14,700	849,219
TechTarget, Inc. †	26,500	305,545
Telenav, Inc. †	9,300	73,656
TeleTech Holdings, Inc. (a)	2,500	63,625
TESSCO Technologies, Inc.	3,700	91,242
Tessera Technologies, Inc.	37,000	1,490,360
Ultra Clean Holdings, Inc. †(a)	36,000	257,400
Universal Display Corp. †	2,200	102,850
VASCO Data Security International, Inc. †(a)	34,900	751,746
Veeco Instruments, Inc. †	4,600	140,530
Verint Systems, Inc. †	5,100	315,843
Virtusa Corp. †	14,100	583,458
Vishay Intertechnology, Inc. (a)	12,000	165,840
WebMD Health Corp. †	2,555	111,998
Westell Technologies, Inc., Class A †(a)	40,000	52,400
WidePoint Corp. †(a)	124,900	164,868
Xcerra Corp. †	33,800	300,482
XO Group, Inc. †(a)	10,400	183,768
Zhone Technologies, Inc. †	54,400	70,720
Zix Corp. †(a)	16,500	64,845

		74,253,483

Materials - 2.6%
A Schulman, Inc.	11,300	544,660
AEP Industries, Inc. †	1,600	88,064
Balchem Corp.	6,200	343,356
Boise Cascade Co. †	23,200	869,072
Calgon Carbon Corp.	6,600	139,062
Century Aluminum Co. †	57,000	786,600

	SHARES	VALUE (Note 4)
Materials - 2.6% (continued)
Clearwater Paper Corp. †(a)	10,900	$711,770
Deltic Timber Corp. (a)	1,100	72,875
Ferro Corp. †	8,800	110,440
Handy & Harman Ltd. †(a)	6,800	279,208
Haynes International, Inc. (a)	1,400	62,454
Headwaters, Inc. †	45,100	827,134
Horsehead Holding Corp. †	10,400	131,664
Innophos Holdings, Inc.	10,700	603,052
Innospec, Inc.	3,800	176,282
KapStone Paper and Packaging Corp. (a)	10,800	354,672
Materion Corp.	12,000	461,160
Minerals Technologies, Inc.	19,000	1,388,900
Myers Industries, Inc. (a)	5,100	89,403
Neenah Paper, Inc. (a)	7,800	487,812
Noranda Aluminum Holding Corp.	19,500	57,915
Olympic Steel, Inc. (a)	100	1,346
PH Glatfelter Co.	2,200	60,566
Quaker Chemical Corp.	4,400	376,816
Rentech, Inc. †	300	336
Senomyx, Inc. †(a)	24,700	108,927
Sensient Technologies Corp.	18,600	1,281,168
Stillwater Mining Co. †(a)	7,100	91,732
Trecora Resources †	3,400	41,480
United States Lime & Minerals, Inc. (a)	800	51,600
US Concrete, Inc. †(a)	15,000	508,200

		11,107,726

Telecommunication Services - 1.4%
Atlantic Tele-Network, Inc. (a)	4,200	290,724
Boingo Wireless, Inc. †	21,400	161,356
Cincinnati Bell, Inc. †(a)	36,600	129,198
Cogent Communications Holdings, Inc.	6,600	233,178
Consolidated Communications Holdings, Inc.	30,700	626,280
FairPoint Communications, Inc. †	15,800	278,080
General Communication, Inc., Class A †	22,600	356,176
Globalstar, Inc. †(a)	373,900	1,245,087
IDT Corp., Class B	16,700	296,425
inContact, Inc. †	7,600	82,840
Inteliquent, Inc.	35,100	552,474
Iridium Communications, Inc. †(a)	72,300	702,033
Lumos Networks Corp.	13,800	210,588
ORBCOMM, Inc. †(a)	27,400	163,578
Premiere Global Services, Inc. †	10,600	101,336
Shenandoah Telecommunications Co.	6,500	202,540
Spok Holdings, Inc.	6,900	132,273
Straight Path Communications, Inc., Class B †(a)	16,700	332,664
Vonage Holdings Corp. †	30,200	148,282

		6,245,112

Utilities - 4.2%
ALLETE, Inc.	10,800	569,808
American States Water Co.	22,600	901,514
Avista Corp. (a)	37,400	1,278,332
Cadiz, Inc. †(a)	4,200	43,071
California Water Service Group (a)	8,900	218,139
Chesapeake Utilities Corp. (a)	12,750	645,277

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Utilities - 4.2% (continued)
Connecticut Water Service, Inc. (a)	2,900	$105,357
Consolidated Water Co., Ltd. (Cayman Islands) (a)	5,800	59,566
El Paso Electric Co.	15,500	598,920
Empire District Electric Co./The	31,000	769,420
Laclede Group, Inc./The	20,200	1,034,644
MGE Energy, Inc. (a)	12,300	545,136
Middlesex Water Co. (a)	1,200	27,312
New Jersey Resources Corp. (a)	55,000	1,708,300
Northwest Natural Gas Co.	12,500	599,375
NorthWestern Corp.	29,900	1,608,321
ONE Gas, Inc. (a)	21,400	925,122
Ormat Technologies, Inc. (a)	5,000	190,100
Otter Tail Corp.	2,800	90,076
Pattern Energy Group, Inc.	11,600	328,512
PNM Resources, Inc.	56,600	1,652,720
Portland General Electric Co. (a)	38,100	1,413,129
South Jersey Industries, Inc.	3,900	211,692
Southwest Gas Corp.	11,400	663,138
Unitil Corp. (a)	11,800	410,286
WGL Holdings, Inc.	29,600	1,669,440

		18,266,707

TOTAL COMMON STOCKS (cost $355,099,548)		421,465,159

PREFERRED STOCKS - 0.0% (c)

Utilities - 0.0% (c)
Genie Energy Ltd., Perpetual Preferred Stock, Series 12-A, 7.50%, 11/15/2016 †(d)
(cost $47,779)	5,900	40,828

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Durata Therapeutics, Inc. (3)†(b)	9,900	9,792

Information Technology - 0.0% (c)
Gerber Scientific, Inc. (3)†(b)	4,000	—

TOTAL RIGHTS (cost $—)		9,792

MONEY MARKET FUNDS - 7.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(e)
(cost $34,235,420)	34,235,420	34,235,420

SECURITIES LENDING COLLATERAL - 15.0%	SHARES	VALUE (Note 4)
Money Market Funds - 15.0%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (2)(e)(f)
(cost $65,505,262)	65,505,262	$65,505,262

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 119.7% (cost $454,888,009)		521,256,461

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.7%) (g)		(85,960,186)

NET ASSETS - 100.0%		$435,296,275

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $63,331,053; cash collateral of $65,505,262 was received with which the Fund purchased a money market fund.
(b)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $9,792 or 0.0% of total net assets.
(c)	Represents less than 0.05% of net assets.
(d)	Security is perpetual and, thus, does not have a predetermined maturity date. The date shown, if applicable, reflects the next call date. The rate shown represents the variable dividend rate in effect as of March 31, 2015.
(e)	Represents annualized seven-day yield as of the close of the reporting period.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
60	Barclays Capital	E-Mini Russell 2000 Futures	6/2015	$7,538,759	$7,493,400	$(45,359)

Cash held as collateral at Barclays Capital for futures contracts was $335,800 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Australia - 4.8%
Alumina Ltd.	121,006	$147,254
Amcor Ltd.	61,351	653,692
AMP Ltd.	190,299	928,822
Aurizon Holdings Ltd.	27,946	102,861
Australia & New Zealand Banking Group Ltd.	1,399	38,920
Brambles Ltd.	40,768	356,525
Caltex Australia Ltd.	16,018	425,108
Commonwealth Bank of Australia	28,414	2,015,423
Crown Resorts Ltd.	21,482	218,041
CSL Ltd.	14,259	997,594
Dexus Property Group REIT	53,057	305,453
Fortescue Metals Group Ltd.	20,558	30,432
Goodman Group REIT	120,592	580,669
GPT Group/The REIT	128,260	445,492
Incitec Pivot Ltd.	21,201	65,485
Insurance Australia Group Ltd.	69,529	321,849
Macquarie Group Ltd.	13,271	771,396
Mirvac Group REIT	60,599	92,529
Orora Ltd.	130,557	224,985
Qantas Airways Ltd. †	210,110	498,361
Ramsay Health Care Ltd.	28,195	1,439,514
Scentre Group REIT	463,309	1,316,185
Seek Ltd.	23,209	300,922
Sonic Healthcare Ltd.	2,151	33,418
Stockland REIT	183,597	627,275
Suncorp Group Ltd.	27,579	282,812
Telstra Corp. Ltd.	604,082	2,899,870
Westpac Banking Corp.	1,119	33,448

		16,154,335

Austria - 0.2%
ANDRITZ AG	3,800	226,887
Immofinanz AG NPV †	63,665	187,506
voestalpine AG	4,967	181,693

		596,086

Belgium - 2.5%
Anheuser-Busch InBev NV	50,914	6,219,929
Belgacom SA	19,238	673,105
bpost SA	5,696	159,862
Delhaize Group SA	7,312	656,911
UCB SA	9,525	688,096

		8,397,903

Canada - 10.1%
Agrium, Inc. (1)	4,900	510,679
Alimentation Couche-Tard, Inc., Class B (1)	58,900	2,347,071
AltaGas Ltd. (1)	3,400	113,445
Amaya, Inc. (1)†	18,800	440,851
Atco Ltd., Class I (1)	2,000	71,249
Bank of Montreal (1)	800	47,941
BCE, Inc. (1)	39,900	1,689,186
BlackBerry Ltd. (1)†	34,800	310,206
Boardwalk Real Estate Investment Trust REIT (1)	1,500	69,816
Brookfield Asset Management, Inc., Class A (1)	47,300	2,529,787

	SHARES	VALUE (Note 4)
Canada - 10.1% (continued)
Calloway Real Estate Investment Trust REIT (1)	3,200	$73,523
Canadian National Railway Co. (1)	52,200	3,495,799
Canadian Pacific Railway Ltd. (1)	12,300	2,252,078
Canadian Tire Corp. Ltd., Class A (1)	6,000	611,251
Canadian Utilities Ltd., Class A (1)	3,400	106,761
CCL Industries, Inc., Class B (1)	1,900	213,770
CGI Group, Inc., Class A (1)†	17,200	729,528
CI Financial Corp. (1)	12,100	338,290
Constellation Software, Inc. (1)	3,200	1,106,022
Dollarama, Inc. (1)	15,300	855,268
Emera, Inc. (1)	11,700	380,593
Empire Co., Ltd., Class A (1)	1,800	125,505
Enbridge, Inc. (1)	16,100	776,049
Fairfax Financial Holdings Ltd. (1)	1,200	672,694
First Capital Realty, Inc. (1)	3,800	59,195
Fortis, Inc. (1)	21,500	654,905
Franco-Nevada Corp. (1)	700	33,924
Genworth MI Canada, Inc. (1)	2,200	48,636
George Weston Ltd. (1)	4,700	372,274
Gildan Activewear, Inc. (1)	12,200	359,676
Industrial Alliance Insurance & Financial Services, Inc. (1)	9,800	327,840
Intact Financial Corp. (1)	2,200	165,745
Jean Coutu Group PJC, Inc./The, Class A (1)	9,100	194,494
Keyera Corp. (1)	7,200	478,939
Linamar Corp. (1)	2,700	166,470
Loblaw Cos., Ltd. (1)	31,200	1,525,328
MacDonald Dettwiler & Associates Ltd. (1)	1,000	77,494
Magna International, Inc. (1)	34,800	1,860,414
Metro, Inc. (1)	27,800	753,303
National Bank of Canada (1)	1,800	65,716
Onex Corp. (1)	2,400	139,371
Open Text Corp. (1)	15,000	791,836
Potash Corp of Saskatchewan, Inc. (1)	41,300	1,331,395
Progressive Waste Solutions Ltd. (1)	4,600	135,035
Quebecor, Inc., Class B (1)	2,600	69,550
Royal Bank of Canada (1)	900	54,175
Saputo, Inc. (1)	24,800	681,606
Shaw Communications, Inc., Class B (1)	15,200	341,071
Sun Life Financial, Inc. (1)	7,600	234,202
Toronto-Dominion Bank/The (1)	3,800	162,645
Valeant Pharmaceuticals International, Inc. (1)†	15,200	3,002,797
West Fraser Timber Co., Ltd. (1)	3,400	173,953

		34,129,351

China - 0.0% (a)
FIH Mobile Ltd. †	256,000	135,658

Denmark - 2.0%
AP Moeller - Maersk A/S, Class B	72	150,496
Coloplast A/S, Class B	18,174	1,372,958
Danske Bank A/S	18,160	478,755
DSV A/S	2,710	84,224
Novo Nordisk A/S, Class B	39,098	2,087,199
Pandora A/S	12,954	1,179,398
Tryg A/S	5,116	601,685

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Denmark - 2.0% (continued)
Vestas Wind Systems A/S	19,218	$792,376

		6,747,091

Finland - 1.1%
Fortum OYJ	19,780	414,395
Kone OYJ, Class B	5,614	248,926
Neste Oil OYJ	15,689	411,679
Nokia OYJ	242,808	1,851,352
Orion OYJ, Class B	4,687	132,116
Sampo OYJ, A Shares	14,826	747,799
Wartsila OYJ	1,788	79,084

		3,885,351

France - 3.8%
Air Liquide SA	3,961	509,937
AXA SA	14,805	372,630
Bollore SA	14,500	77,259
Bouygues SA	4,047	158,868
Bureau Veritas SA	2,364	50,719
Carrefour SA	7,343	245,307
Christian Dior SE	1,623	305,477
Credit Agricole SA	18,676	274,443
Dassault Systemes	3,688	249,583
Edenred	3,620	90,319
Electricite de France SA	12,862	308,409
Essilor International SA	3,545	407,020
Eutelsat Communications SA	3,108	103,096
GDF Suez	73,428	1,449,691
Hermes International	1,365	481,961
Iliad SA	1,350	315,251
Kering	1,110	216,693
L’Oreal SA	4,956	912,849
Natixis SA	99,537	745,591
Orange SA	93,154	1,496,013
Pernod Ricard SA	4,394	519,554
Publicis Groupe SA	977	75,382
Safran SA	2,192	153,158
Sanofi	8,162	806,071
Schneider Electric SE	587	45,680
Sodexo SA	1,964	191,555
TOTAL SA	1,811	90,019
Unibail-Rodamco SE REIT	2,758	744,760
Valeo SA	5,134	765,763
Veolia Environnement SA	17,277	326,770
Zodiac Aerospace	8,360	276,604

		12,766,432

Germany - 4.9%
Allianz SE	14,812	2,571,609
Bayer AG	48,519	7,259,213
Deutsche Annington Immobilien SE	25,743	867,478
Deutsche Boerse AG	2,336	190,639
Deutsche Telekom AG	127,027	2,323,378
Fresenius Medical Care AG & Co. KGaA	8,073	671,042
GEA Group AG	2,796	134,408
Hannover Rueck SE	4,457	460,562
Merck KGaA	11,493	1,286,272
ProSiebenSat.1 Media AG	8,002	391,401

	SHARES	VALUE (Note 4)
Germany - 4.9% (continued)
ThyssenKrupp AG	11,716	$306,727

		16,462,729

Hong Kong - 4.3%
AIA Group Ltd.	402,600	2,527,718
BOC Hong Kong Holdings Ltd.	55,500	197,939
Cheung Kong Infrastructure Holdings Ltd.	10,000	85,888
CK Hutchison Holdings Ltd.	80,000	1,634,442
CLP Holdings Ltd.	34,000	297,164
First Pacific Co., Ltd.	72,000	71,828
Giordano International Ltd.	64,000	31,307
Goldin Financial Holdings Ltd. †	210,000	663,644
Hang Seng Bank Ltd.	22,500	407,224
Henderson Land Development Co., Ltd.	81,390	571,770
Hong Kong & China Gas Co., Ltd.	212,960	493,119
Hong Kong Exchanges and Clearing Ltd.	72,100	1,767,334
Hongkong Land Holdings Ltd.	97,800	738,451
Hysan Development Co., Ltd.	25,000	109,582
Lifestyle Properties Development Ltd. †	1,675	408
Link REIT/The	160,000	987,069
Melco International Development Ltd.	41,000	68,994
MGM China Holdings Ltd.	58,800	110,472
MTR Corp. Ltd.	60,500	287,757
NWS Holdings Ltd.	61,000	101,601
PCCW Ltd.	420,000	256,651
Power Assets Holdings Ltd.	84,500	862,563
Samsonite International SA	82,500	287,076
Shangri-La Asia Ltd.	24,000	32,960
Sino Land Co., Ltd.	168,000	273,946
SJM Holdings Ltd.	79,000	103,180
SmarTone Telecommunications Holdings Ltd.	31,500	60,155
Stella International Holdings Ltd.	9,500	22,656
Sun Hung Kai Properties Ltd.	48,000	740,136
Swire Properties Ltd.	29,800	96,786
Techtronic Industries Co., Ltd.	70,000	235,998
Wharf Holdings Ltd./The	13,000	90,751
Wheelock & Co., Ltd.	41,000	209,513

		14,426,082

Italy - 0.8%
Davide Campari-Milano SpA	11,007	76,789
EXOR SpA	4,986	226,166
Finmeccanica SpA †	40,366	479,473
GTECH SpA	13,558	268,577
Intesa Sanpaolo SpA	230,724	783,078
Luxottica Group SpA	4,167	263,920
Mediobanca SpA	4,013	38,394
Snam SpA	32,761	159,026
UnipolSai SpA	87,754	255,340

		2,550,763

Japan - 34.3%
77 Bank Ltd./The	35,000	198,073
Activia Properties, Inc. REIT	8	69,894
Advance Residence Investment Corp. REIT	144	345,421
Aeon Mall Co., Ltd.	90	1,782
Air Water, Inc.	4,000	71,431

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.3% (continued)
Ajinomoto Co., Inc.	54,000	$1,184,676
Alps Electric Co., Ltd.	35,800	862,040
Amada Co., Ltd.	7,200	69,341
ANA Holdings, Inc.	293,000	784,410
Aozora Bank Ltd.	177,000	627,387
Asahi Group Holdings Ltd.	21,800	691,244
Asahi Kasei Corp.	76,000	725,772
Asics Corp.	19,700	536,083
Astellas Pharma, Inc.	147,300	2,413,496
Bandai Namco Holdings, Inc.	12,500	243,300
Bank of Yokohama Ltd./The	42,000	245,979
Brother Industries Ltd.	18,200	289,159
Calbee, Inc.	20,600	894,290
Calsonic Kansei Corp.	14,000	92,650
Canon Marketing Japan, Inc.	3,500	70,203
Casio Computer Co., Ltd.	20,700	392,092
Central Japan Railway Co.	13,400	2,421,643
Century Tokyo Leasing Corp.	4,800	146,219
Chiba Bank Ltd./The	12,000	87,949
Chugai Pharmaceutical Co., Ltd.	28,400	896,330
Coca-Cola East Japan Co., Ltd.	9,500	193,613
COLOPL, Inc.	4,900	105,628
Cosmos Pharmaceutical Corp.	2,000	312,530
CyberAgent, Inc.	5,600	320,753
Daicel Corp.	38,200	455,325
Daikin Industries Ltd.	8,600	574,945
Daito Trust Construction Co., Ltd.	11,000	1,228,323
Daiwa House Residential Investment Corp. REIT	82	178,903
Daiwa Office Investment Corp. REIT	49	264,897
Dentsu, Inc.	8,400	359,340
Disco Corp.	2,200	224,468
Don Quijote Holdings Co., Ltd.	2,700	219,478
Eisai Co., Ltd.	10,000	711,278
Electric Power Development Co., Ltd.	12,300	414,351
Ezaki Glico Co., Ltd.	10,700	432,568
Frontier Real Estate Investment Corp. REIT	17	80,831
Fuji Electric Co., Ltd.	70,000	330,261
Fuji Heavy Industries Ltd.	43,000	1,427,438
FUJIFILM Holdings Corp.	24,100	857,395
Fujitsu Ltd.	38,000	259,146
Fukuoka Financial Group, Inc.	68,000	349,689
GLP J-Reit REIT	223	230,879
Gunma Bank Ltd./The	19,000	128,354
Hachijuni Bank Ltd./The	23,000	162,176
Hakuhodo DY Holdings, Inc.	12,400	131,828
Hamamatsu Photonics KK	12,600	379,791
Haseko Corp.	35,100	341,906
Hikari Tsushin, Inc.	2,700	174,867
Hino Motors Ltd.	28,500	405,516
Hiroshima Bank Ltd./The	35,000	188,627
HIS Co. Ltd.	2,500	87,792
Hitachi Capital Corp.	8,600	181,523
Hitachi Chemical Co., Ltd.	10,000	213,536
Hitachi High-Technologies Corp.	2,100	63,908
Hitachi Ltd.	18,660	127,445
Hitachi Metals Ltd.	18,000	275,878

	SHARES	VALUE (Note 4)
Japan - 34.3% (continued)
Hokuhoku Financial Group, Inc.	91,000	$202,846
Hoshizaki Electric Co., Ltd.	6,500	422,102
Hoya Corp.	39,600	1,585,360
Hulic Co., Ltd.	20,200	226,968
IHI Corp.	81,000	378,734
Inpex Corp.	4,100	45,177
Isuzu Motors Ltd.	12,100	160,537
Iwatani Corp.	47,000	307,898
Iyo Bank Ltd./The	10,800	128,080
Japan Airlines Co., Ltd.	30,800	958,104
Japan Airport Terminal Co., Ltd.	14,500	876,904
Japan Aviation Electronics Industry Ltd.	15,000	362,217
Japan Excellent, Inc. REIT	133	173,571
Japan Hotel REIT Investment Corp.	590	419,699
Japan Logistics Fund, Inc. REIT	115	238,990
Japan Prime Realty Investment Corp. REIT	74	254,830
Japan Retail Fund Investment Corp. REIT	150	298,062
JFE Holdings, Inc.	15,000	331,097
Joyo Bank Ltd./The	53,000	272,376
JTEKT Corp.	27,500	428,765
Kajima Corp.	23,000	106,633
Kaken Pharmaceutical Co., Ltd.	18,000	520,374
Kanamoto Co., Ltd.	9,900	284,950
Kansai Paint Co., Ltd.	4,000	72,799
Kao Corp.	40,700	2,032,316
Kawasaki Heavy Industries Ltd.	56,000	282,521
Kawasaki Kisen Kaisha Ltd.	50,000	134,263
KDDI Corp.	111,900	2,528,104
Keihan Electric Railway Co., Ltd.	72,000	438,180
Keio Corp.	21,000	164,473
Keisei Electric Railway Co., Ltd.	39,000	484,047
Keiyo Bank Ltd./The	11,000	63,677
Kenedix Office Investment Corp. REIT	60	329,221
Kewpie Corp.	18,800	457,449
Keyence Corp.	2,640	1,440,640
Kikkoman Corp.	20,000	634,185
Kobe Steel Ltd.	116,000	213,952
Koito Manufacturing Co., Ltd.	17,100	514,176
Komatsu Ltd.	34,600	678,253
Konica Minolta, Inc.	28,200	285,788
Kose Corp.	4,500	248,183
Kubota Corp.	11,000	173,788
LIXIL Group Corp.	5,000	118,329
M3, Inc.	25,400	538,858
Mabuchi Motor Co., Ltd.	8,000	423,215
Marui Group Co., Ltd.	5,700	64,591
MEIJI Holdings Co., Ltd.	8,500	1,035,384
Minebea Co., Ltd.	57,000	896,521
MISUMI Group, Inc.	5,000	201,507
Mitsubishi Chemical Holdings Corp.	64,000	371,524
Mitsubishi Electric Corp.	12,000	142,458
Mitsubishi Logistics Corp.	21,000	326,829
Mitsubishi Tanabe Pharma Corp.	19,900	341,392
Mitsubishi UFJ Financial Group, Inc.	228,500	1,415,195
Mitsui & Co., Ltd.	12,600	168,742
Mitsui Chemicals, Inc.	28,000	89,790
Mixi, Inc.	14,200	574,022
MonotaRO Co., Ltd.	1,900	68,814

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.3% (continued)
Mori Hills REIT Investment Corp.	48	$67,699
Mori Trust Sogo Reit, Inc. REIT	158	327,106
MS&AD Insurance Group Holdings, Inc.	5,900	165,177
Murata Manufacturing Co., Ltd.	13,400	1,840,345
Nagoya Railroad Co., Ltd.	168,000	670,837
Nankai Electric Railway Co., Ltd.	52,000	214,825
Nexon Co., Ltd.	7,600	80,933
NGK Insulators Ltd.	23,000	490,050
NGK Spark Plug Co., Ltd.	15,300	410,713
NH Foods Ltd.	21,000	483,916
NHK Spring Co., Ltd.	12,500	130,039
Nidec Corp.	14,000	929,344
Nifco, Inc.	2,000	68,943
Nihon Kohden Corp.	10,400	282,873
Nippon Accommodations Fund, Inc. REIT	54	205,040
Nippon Express Co., Ltd.	20,000	111,746
Nippon Paint Holdings Co., Ltd.	35,000	1,279,486
Nippon Prologis REIT, Inc.	249	548,141
Nippon Shinyaku Co., Ltd.	11,000	399,883
Nippon Shokubai Co., Ltd.	5,000	73,186
Nippon Telegraph & Telephone Corp.	14,300	882,754
Nishi-Nippon City Bank Ltd./The	77,000	223,188
Nissan Chemical Industries Ltd.	8,800	181,851
Nissan Motor Co., Ltd.	61,700	627,523
Nisshin Seifun Group, Inc.	5,600	65,913
Nisshinbo Holdings, Inc.	9,000	86,358
Nissin Foods Holdings Co., Ltd.	12,100	594,667
Nitori Holdings Co., Ltd.	10,500	710,782
Nitto Denko Corp.	10,000	667,740
NOK Corp.	15,600	469,054
Nomura Real Estate Master Fund, Inc. REIT	248	308,158
Nomura Research Institute Ltd.	10,800	405,758
NSK Ltd.	34,000	496,249
NTN Corp.	62,000	327,892
NTT DOCOMO, Inc.	17,700	309,326
Obayashi Corp.	46,000	298,174
Odakyu Electric Railway Co., Ltd.	6,000	61,110
Oji Holdings Corp.	65,000	265,951
Okasan Securities Group, Inc.	19,000	150,759
Olympus Corp. †	14,400	533,888
Omron Corp.	15,400	693,757
Ono Pharmaceutical Co., Ltd.	4,000	451,376
Oriental Land Co., Ltd.	19,600	1,484,075
Orix JREIT, Inc.	244	349,470
Otsuka Corp.	6,000	255,691
Otsuka Holdings Co., Ltd.	11,900	372,276
Panasonic Corp.	27,200	357,192
Pigeon Corp.	6,400	537,815
Pola Orbis Holdings, Inc.	1,400	74,168
Rakuten, Inc.	10,700	188,407
Renesas Electronics Corp. †	45,800	340,133
Resorttrust, Inc.	16,200	422,147
Rinnai Corp.	2,600	192,688
Rohm Co., Ltd.	5,800	396,331
Ryohin Keikaku Co., Ltd.	2,900	421,115
Santen Pharmaceutical Co., Ltd.	37,500	546,968
SCREEN Holdings Co., Ltd.	21,000	158,864

	SHARES	VALUE (Note 4)
Japan - 34.3% (continued)
Seiko Epson Corp.	44,100	$781,071
Seino Holdings Co., Ltd.	15,000	162,777
Seven & I Holdings Co., Ltd.	1,800	75,642
Seven Bank Ltd.	118,600	584,785
Shimadzu Corp.	6,000	66,821
Shimano, Inc.	7,900	1,173,957
Shimizu Corp.	98,000	662,560
Shin-Etsu Chemical Co., Ltd.	24,700	1,612,616
Shionogi & Co., Ltd.	25,300	842,251
SMC Corp.	1,500	446,646
Sohgo Security Services Co., Ltd.	12,100	411,747
Sompo Japan Nipponkoa Holdings, Inc.	5,900	183,421
Sony Corp. †	77,400	2,069,956
Sotetsu Holdings, Inc.	18,000	83,376
Square Enix Holdings Co., Ltd.	11,100	237,517
Start Today Co., Ltd.	10,600	279,044
Sumco Corp.	25,200	422,014
Sumitomo Chemical Co., Ltd.	13,000	66,722
Sumitomo Heavy Industries Ltd.	47,000	307,582
Sumitomo Metal Mining Co., Ltd.	23,000	336,162
Suntory Beverage & Food Ltd.	13,000	556,649
Suruga Bank Ltd.	56,900	1,181,624
Suzuki Motor Corp.	20,500	615,701
Sysmex Corp.	16,900	937,052
Taiheiyo Cement Corp.	70,000	213,731
Taisei Corp.	112,000	632,161
Taiyo Nippon Sanso Corp.	40,000	544,311
TDK Corp.	10,400	736,398
Teijin Ltd.	70,000	237,497
Temp Holdings Co. Ltd.	2,000	69,008
Terumo Corp.	6,000	158,058
Toho Co., Ltd.	2,800	68,462
Tohoku Electric Power Co., Inc.	33,300	378,236
Tokio Marine Holdings, Inc.	31,700	1,196,575
Tokyo Gas Co., Ltd.	177,000	1,112,752
Tokyo Tatemono Co., Ltd.	34,000	249,095
Tokyu Corp.	10,000	61,868
Topcon Corp.	15,100	369,899
Toray Industries, Inc.	91,000	761,668
Toshiba TEC Corp.	15,000	98,834
Tosoh Corp.	56,000	282,071
TOTO Ltd.	17,000	252,432
Toyo Tire & Rubber Co., Ltd.	21,900	393,439
Toyota Industries Corp.	7,200	411,818
Toyota Motor Corp.	147,700	10,310,011
TS Tech Co., Ltd.	3,800	102,468
Tsuruha Holdings, Inc.	5,900	451,654
Unicharm Corp.	40,400	1,057,672
United Urban Investment Corp. REIT	270	420,907
USS Co., Ltd.	21,300	368,055
West Japan Railway Co.	14,900	781,213
Yakult Honsha Co., Ltd.	3,700	257,751
Yamaguchi Financial Group, Inc.	7,000	80,453
Yamaha Motor Co., Ltd.	32,400	780,537
Yamato Holdings Co., Ltd.	9,900	228,182
Yamazaki Baking Co., Ltd.	8,000	144,147
Yaskawa Electric Corp.	14,600	213,368
Yokogawa Electric Corp.	14,500	156,216

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.3% (continued)
Yokohama Rubber Co., Ltd./The	30,000	$309,242
Zenkoku Hosho Co., Ltd.	10,000	374,601

		115,745,843

Luxembourg - 0.2%
Altice SA †	5,708	617,317

Netherlands - 1.1%
ASML Holding NV	23,568	2,389,312
Heineken Holding NV	3,988	274,432
Heineken NV	14,046	1,072,084

		3,735,828

Norway - 0.6%
Gjensidige Forsikring ASA	17,666	304,814
Golar LNG Ltd.	2,009	50,127
Marine Harvest ASA	33,995	389,467
Norsk Hydro ASA	118,965	625,320
Telenor ASA	10,790	217,746
Yara International ASA	9,451	479,855

		2,067,329

Singapore - 1.1%
Ascendas Real Estate Investment Trust REIT	30,000	56,587
CapitaCommercial Trust REIT	68,900	88,689
ComfortDelGro Corp. Ltd.	162,000	341,272
Dairy Farm International Holdings, Ltd.	6,300	59,095
DBS Group Holdings Ltd.	36,300	538,251
Jardine Cycle & Carriage Ltd.	6,000	179,213
Jardine Matheson Holdings Ltd.	10,700	676,146
Jardine Strategic Holdings Ltd.	5,100	178,145
Noble Group Ltd.	187,800	125,795
Singapore Technologies Engineering Ltd.	155,000	393,064
Suntec Real Estate Investment Trust REIT	72,000	97,240
Super Group Ltd.	114,000	123,475
Thai Beverage PCL	446,000	248,312
United Overseas Bank Ltd.	27,300	457,607

		3,562,891

South Africa - 0.0% (a)
Mondi PLC	7,018	134,865

Spain - 1.7%
Abertis Infraestructuras SA	17,400	314,498
Endesa SA	17,755	342,758
Ferrovial SA	18,653	396,601
Iberdrola SA	330,911	2,133,897
Inditex SA	36,896	1,184,571
Red Electrica Corp. SA	4,436	360,706
Telefonica SA	67,048	954,060

		5,687,091

Sweden - 3.6%
Assa Abloy AB, Class B	18,833	1,121,795
Atlas Copco AB, A Shares	63,240	2,047,311
Boliden AB	5,996	118,778
Electrolux AB, Series B	25,955	741,493
Hennes & Mauritz AB, B Shares	5,902	239,136

	SHARES	VALUE (Note 4)
Sweden - 3.6% (continued)
Hexagon AB, B Shares	2,393	$84,964
Husqvarna AB, B Shares	22,273	161,336
ICA Gruppen AB	12,128	406,522
Investment AB Kinnevik, B Shares	4,745	158,399
Investor AB, B Shares	34,510	1,373,733
Meda AB, A Shares	19,677	310,919
NCC AB, B Shares	9,222	305,147
Securitas AB, B Shares	11,617	166,778
Skandinaviska Enskilda Banken AB, Class A	31,725	370,286
Skanska AB, B Shares	55,470	1,243,599
Svenska Handelsbanken AB, A Shares	8,279	372,858
Tele2 AB, B Shares	31,861	381,083
Telefonaktiebolaget LM Ericsson, B Shares	163,459	2,052,218
Trelleborg AB, B Shares	31,271	618,540

		12,274,895

Switzerland - 6.4%
Actelion Ltd. †	8,233	949,541
Aryzta AG †	694	42,544
Chocoladefabriken Lindt & Sprungli AG	62	331,862
EMS-Chemie Holding AG	1,233	501,386
Geberit AG	1,176	440,078
Givaudan SA †	995	1,797,614
Novartis AG	140,206	13,838,401
Partners Group Holding AG	2,201	656,178
Schindler Holding AG	1,395	231,517
Sonova Holding AG	1,208	167,613
Swiss Life Holding AG †	747	184,544
Swisscom AG	750	434,918
Wolseley PLC	4,707	278,205
Zurich Insurance Group AG †	5,209	1,760,654

		21,615,055

United Kingdom - 13.4%
Aberdeen Asset Management PLC	54,480	370,644
Aggreko PLC	7,256	164,134
ARM Holdings PLC	28,320	459,953
Ashtead Group PLC	21,861	350,602
Associated British Foods PLC	38,037	1,587,404
AstraZeneca PLC	54,354	3,729,688
Aviva PLC	36,331	290,753
Barratt Developments PLC	70,000	547,312
BG Group PLC	2,230	27,370
Booker Group PLC	95,443	205,659
British American Tobacco PLC	46,277	2,396,410
BT Group PLC	287,346	1,867,130
Bunzl PLC	7,883	213,720
Compass Group PLC	39,030	677,532
Croda International PLC	3,164	128,326
Daily Mail & General Trust PLC, Class A	8,278	108,283
Diageo PLC	46,529	1,285,798
easyJet PLC	20,601	573,355
Experian PLC	34,548	571,874
Fiat Chrysler Automobiles NV †	60,507	982,275
G4S PLC	22,026	96,549
GlaxoSmithKline PLC	913	21,017
Hargreaves Lansdown PLC	13,845	236,157

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
United Kingdom - 13.4% (continued)
Hikma Pharmaceuticals PLC	9,974	$313,920
HSBC Holdings PLC	50,345	429,011
IMI PLC	3,733	70,443
Imperial Tobacco Group PLC	38,385	1,683,807
Indivior PLC †	3,848	10,814
International Consolidated Airlines Group SA †	46,475	414,242
Intertek Group PLC	2,171	80,416
ITV PLC	212,597	795,973
Johnson Matthey PLC	2,582	129,367
Kingfisher PLC	42,770	241,311
Legal & General Group PLC	152,969	629,979
London Stock Exchange Group PLC	9,129	332,022
Meggitt PLC	17,966	146,039
National Grid PLC	201,179	2,586,368
Next PLC	13,120	1,364,460
Old Mutual PLC	139,415	457,653
Pearson PLC	15,946	343,216
Petrofac Ltd.	9,634	135,629
Prudential PLC	93,431	2,318,532
Reckitt Benckiser Group PLC	3,848	330,565
Reed Elsevier NV	105,920	2,639,272
Rolls-Royce Holdings PLC †	35,118	495,303
SABMiller PLC	48,310	2,530,564
Sage Group PLC/The	13,549	93,593
Severn Trent PLC	3,568	108,762
Shire PLC	28,642	2,283,430
Smith & Nephew PLC	5,401	92,096
Sports Direct International PLC †	36,611	329,036
SSE PLC	39,551	877,753
Standard Life PLC (Chi-X Europe)	55,872	392,595
Standard Life PLC (3)(b)	68,289	73,949
Tate & Lyle PLC	14,485	128,151
Taylor Wimpey PLC	181,134	415,227
Unilever NV CVA	56,104	2,344,449
United Utilities Group PLC	34,524	477,373
Whitbread PLC	10,735	833,572
WPP PLC	59,452	1,350,192

		45,171,029

TOTAL COMMON STOCKS (cost $294,244,262)		326,863,924

RIGHTS - 0.0% (a)

Spain - 0.0% (a)
Banco de Sabadell SA †
(cost $—)	21,080	5,349

MONEY MARKET FUNDS - 0.7%	SHARES	VALUE (Note 4)
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $2,452,666)	2,452,666	$2,452,666

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.6% (cost $296,696,928)		329,321,939

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% (d)		8,263,330

NET ASSETS - 100.0%		$337,585,269

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $73,949 or 0.0% of total net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$51,311,592	15.2%
Consumer Staples	42,487,952	12.6
Energy	2,553,543	0.8
Financials	60,697,929	18.0
Health Care	51,847,100	15.4
Industrials	43,710,223	12.9
Information Technology	24,925,185	7.4
Materials	17,643,532	5.2
Telecommunication Services	17,288,729	5.1
Utilities	14,403,488	4.3
Money Market Funds	2,452,666	0.7

Total Investments In Securities, At Value	329,321,939	97.6
Other Assets in Excess of Liabilities (d)	8,263,330	2.4

Net Assets	$337,585,269	100.0%

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
63	Barclays Capital	MSCI EAFE Mini Index Futures	6/2015	$5,861,757	$5,764,185	$(97,572)

Cash held as collateral at Barclays Capital for futures contracts was $211,321 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

COMMON STOCKS - 95.7%	SHARES	VALUE (Note 4)
Brazil - 5.5%
Banco Bradesco SA ADR (1)	12,480	$115,814
Banco do Brasil SA (1)	800	5,768
BB Seguridade Participacoes SA (1)	4,800	49,195
BRF SA ADR (1)	2,100	41,538
CETIP SA - Mercados Organizados (1)	900	8,982
Cia Energetica de Minas Gerais ADR (1)	1,500	6,135
Cielo SA (1)	3,500	50,106
Embraer SA ADR (1)	1,000	30,750
Itau Unibanco Holding SA ADR (1)	5,400	59,724
JBS SA (1)	3,800	16,895
Kroton Educacional SA (1)	9,200	29,777
Porto Seguro SA (1)	700	7,791
Qualicorp SA (1)†	900	6,480
Raia Drogasil SA (1)	2,800	25,047
WEG SA (1)	2,800	28,048

		482,050

Chile - 0.6%
Banco Santander Chile ADR (1)	200	4,336
Corpbanca SA (1)	1,089,380	11,520
Empresa Nacional de Electricidad SA ADR (1)	400	18,020
Enersis SA ADR (1)	1,300	21,138

		55,014

China - 28.7%
AAC Technologies Holdings, Inc.	6,500	40,129
ANTA Sports Products Ltd.	9,000	16,434
AviChina Industry & Technology Co., Ltd., H Shares	12,000	8,624
Bank of China Ltd., H Shares	459,000	265,337
Bank of Communications Co., Ltd., H Shares	82,000	70,475
China CITIC Bank Corp. Ltd., H Shares	38,000	28,648
China Communications Construction Co., Ltd., H Shares	18,000	25,363
China Construction Bank Corp., H Shares	272,000	225,756
China Galaxy Securities Co., Ltd., H Shares	19,000	21,733
China International Marine Containers Group Co., Ltd., H Shares	8,400	18,312
China Life Insurance Co., Ltd., H Shares	54,000	237,371
China Merchants Bank Co., Ltd., H Shares	51,000	124,524
China Minsheng Banking Corp. Ltd., H Shares	98,500	120,119
China Pacific Insurance Group Co., Ltd., H Shares	17,200	81,814
China Railway Construction Corp. Ltd., H Shares	21,000	31,307
China Railway Group Ltd., H Shares	27,000	27,615
China Telecom Corp. Ltd., H Shares	44,000	28,130
CITIC Securities Co., Ltd., H Shares	7,500	27,858
CSPC Pharmaceutical Group Ltd.	16,000	13,538
CSR Corp. Ltd., H Shares	19,000	25,096
Datang International Power Generation Co., Ltd., H Shares	36,000	18,365
Dongfeng Motor Group Co., Ltd., H Shares	12,000	19,193
Evergrande Real Estate Group Ltd.	24,000	12,098
Fosun International Ltd.	15,000	29,022
Great Wall Motor Co., Ltd., H Shares	3,500	24,674
Guangzhou Automobile Group Co., Ltd., H Shares	12,000	11,464

	SHARES	VALUE (Note 4)
China - 28.7% (continued)
Haitong Securities Co., Ltd., H Shares	36,800	$89,799
Huadian Power International Corp. Ltd., H Shares	24,000	20,021
Huaneng Power International, Inc., H Shares	16,000	19,003
Industrial & Commercial Bank of China Ltd., H Shares	232,000	171,606
Lenovo Group Ltd.	24,000	34,973
New China Life Insurance Co. Ltd., H Shares	7,500	41,758
PICC Property & Casualty Co., Ltd., H Shares	14,000	27,641
Ping An Insurance Group Co. of China Ltd., H Shares	17,000	203,943
Shanghai Electric Group Co., Ltd., H Shares	34,000	22,543
Shanghai Fosun Pharmaceutical Group Co., Ltd., H Shares	1,500	5,001
Shenzhou International Group Holdings Ltd.	2,000	9,027
Sihuan Pharmaceutical Holdings Group Ltd.	36,000	20,478
Sinopharm Group Co., Ltd., H Shares	5,600	22,802
Sinotrans Ltd., H Shares	31,000	17,820
Tencent Holdings Ltd.	10,500	199,394
Zhejiang Expressway Co., Ltd., H Shares	8,000	10,590
ZHuzhou CSR Times Electric Co., Ltd., H Shares	2,500	16,445
Zijin Mining Group Co., Ltd., H Shares	64,000	20,263

		2,506,106

Hong Kong - 8.3%
Alibaba Health Information Technology Ltd. (3)†(a)	14,000	12,244
China Everbright International Ltd.	14,000	23,481
China Everbright Ltd.	10,000	26,062
China Gas Holdings Ltd.	2,000	3,273
China Mobile Ltd. ADR (1)	6,974	453,519
China Resources Power Holdings Co., Ltd.	8,000	20,063
China Taiping Insurance Holdings Co., Ltd. †	8,000	27,290
CITIC Ltd.	11,000	18,827
Far East Horizon Ltd.	10,000	9,146
Guangdong Investment Ltd.	32,000	41,964
Hanergy Thin Film Power Group Ltd. †	86,000	77,438
Sino Biopharmaceutical Ltd.	16,000	16,187

		729,494

India - 4.8%
Dr. Reddy’s Laboratories Ltd. ADR (1)	500	28,550
ICICI Bank Ltd. ADR (1)	7,600	78,736
Infosys Ltd. ADR (1)	2,800	98,224
Reliance Industries Ltd. GDR 144A (b)	404	10,666
State Bank of India GDR	3,176	134,344
Tata Motors Ltd. ADR (1)	1,600	72,096

		422,616

Indonesia - 3.2%
Astra International Tbk PT	26,100	17,095
Bank Central Asia Tbk PT	41,100	46,581
Bank Mandiri Persero Tbk PT	21,200	20,218
Bank Negara Indonesia Persero Tbk PT	40,900	22,580
Bank Rakyat Indonesia Persero Tbk PT	54,100	54,874
Gudang Garam Tbk PT	3,800	14,816
Kalbe Farma Tbk PT	150,200	21,431

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Indonesia - 3.2% (continued)
Matahari Department Store Tbk PT	6,400	$9,624
Surya Citra Media Tbk PT	70,500	18,292
Telekomunikasi Indonesia Persero Tbk PT	172,800	38,102
Tower Bersama Infrastructure Tbk PT	20,800	15,070

		278,683

Korea, Republic of - 7.8%
Amorepacific Corp.	12	36,258
AMOREPACIFIC Group	18	24,322
Celltrion, Inc. †	380	23,876
CJ CheilJedang Corp.	56	19,062
CJ Corp.	129	20,441
CJ Korea Express Co., Ltd. †	117	20,560
Coway Co., Ltd.	283	23,292
Dongbu Insurance Co., Ltd.	209	9,306
Hankook Tire Co., Ltd.	266	10,853
Hotel Shilla Co., Ltd.	154	13,564
Hyosung Corp.	150	11,698
Hyundai Development Co.-Engineering & Construction	320	16,404
Hyundai Glovis Co., Ltd.	54	10,978
Hyundai Mobis Co., Ltd.	17	3,766
Hyundai Wia Corp.	52	6,622
Industrial Bank of Korea	1,267	15,209
KCC Corp.	25	12,733
Korea Aerospace Industries Ltd.	240	12,188
Korea Electric Power Corp.	570	23,490
Korea Investment Holdings Co., Ltd.	375	21,211
Korea Zinc Co., Ltd.	40	15,295
Korean Air Lines Co., Ltd. †	218	9,526
KT&G Corp.	150	11,993
LG Corp.	488	26,934
LG Display Co., Ltd.	781	22,102
LG Household & Health Care Ltd.	40	30,312
LG Innotek Co., Ltd.	60	6,270
LS Industrial Systems Co., Ltd.	89	5,113
NAVER Corp.	10	6,033
S-1 Corp.	129	9,747
Samsung C&T Corp.	103	5,506
Samsung Fire & Marine Insurance Co., Ltd.	105	25,300
Samsung Life Insurance Co., Ltd.	243	21,146
Shinhan Financial Group Co., Ltd.	419	15,742
SK C&C Co., Ltd.	98	20,517
SK Holdings Co., Ltd.	85	13,006
SK Hynix, Inc.	782	31,942
SK Networks Co., Ltd.	1,070	7,853
SK Telecom Co., Ltd. ADR (1)	2,200	59,862

		680,032

Malaysia - 2.1%
AirAsia Bhd	34,600	22,218
DiGi.Com Bhd	16,300	27,707
IHH Healthcare Bhd	13,000	21,088
IJM Corp. Bhd	4,000	7,771
Malaysia Airports Holdings Bhd	3,800	7,181
MISC Bhd	18,200	41,637
Telekom Malaysia Bhd	5,500	10,768

	SHARES	VALUE (Note 4)
Malaysia - 2.1% (continued)
Tenaga Nasional Bhd	12,000	$46,461

		184,831

Malta - 0.2%
Brait SE †	3,157	21,720

Mexico - 1.4%
America Movil SAB de CV, Class L ADR (1)	200	4,092
Fibra Uno Administracion SA de CV REIT (1)	11,100	29,406
Gentera SAB de CV (1)†	10,100	18,189
Gruma SAB de CV, Class B (1)	2,000	25,390
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	2,100	13,767
Grupo Financiero Banorte SAB de CV, Class O (1)	500	2,902
Grupo Financiero Inbursa SAB de CV, Class O (1)	4,500	11,364
Promotora y Operadora de Infraestructura SAB de CV (1)†	1,500	16,001

		121,111

Peru - 0.3%
Credicorp Ltd. (1)	200	28,126

Poland - 0.7%
Bank Handlowy w Warszawie SA	235	6,713
Bank Millennium SA	4,098	7,171
Enea SA	1,321	5,754
mBank	78	9,052
PGE Polska Grupa Energetyczna SA	2,230	12,252
Powszechny Zaklad Ubezpieczen SA	142	18,322

		59,264

Russia - 0.9%
MMC Norilsk Nickel OJSC ADR (1)	3,213	57,031
Severstal PAO GDR (Borse Berlin Equiduct)	2,172	24,416

		81,447

South Africa - 10.0%
African Rainbow Minerals Ltd.	424	3,449
Aspen Pharmacare Holdings Ltd. †	1,579	49,891
Assore Ltd.	215	2,350
Barclays Africa Group Ltd.	1,152	17,557
Barloworld Ltd.	881	6,722
Bidvest Group Ltd./The	754	20,396
Coronation Fund Managers Ltd.	1,528	12,351
Discovery Ltd.	2,063	21,173
FirstRand Ltd.	11,385	52,337
Foschini Group Ltd./The	1,433	21,306
Gold Fields Ltd. ADR (1)	4,848	19,440
Impala Platinum Holdings Ltd. †	1,336	6,460
Investec Ltd.	1,176	9,732
Life Healthcare Group Holdings Ltd.	2,629	9,157
Mediclinic International Ltd.	3,122	31,344
MMI Holdings Ltd.	3,947	10,684
Mr Price Group Ltd.	732	15,656
MTN Group Ltd.	1,933	32,585
Naspers Ltd., N Shares	1,100	168,730

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
South Africa - 10.0% (continued)
Nedbank Group Ltd.	894	$17,509
Netcare Ltd.	4,175	14,317
Pick n Pay Stores Ltd.	1,524	6,208
Rand Merchant Insurance Holdings Ltd.	2,948	11,226
Remgro Ltd.	2,739	59,939
RMB Holdings Ltd.	2,284	13,138
Sanlam Ltd.	7,451	48,020
Sappi Ltd. †	2,774	11,200
Sasol Ltd. ADR (1)	300	10,212
SPAR Group Ltd./The	1,663	25,825
Standard Bank Group Ltd.	1,004	13,874
Steinhoff International Holdings Ltd.	8,799	55,071
Telkom SA SOC Ltd. †	3,391	22,118
Tiger Brands Ltd.	601	15,123
Vodacom Group Ltd.	1,012	11,054
Woolworths Holdings Ltd.	3,986	28,260

		874,414

Taiwan - 12.2%
Advanced Semiconductor Engineering, Inc.	19,000	25,729
Advantech Co., Ltd.	2,198	16,714
Asia Cement Corp.	8,160	10,253
Asustek Computer, Inc.	2,000	20,106
AU Optronics Corp.	41,000	20,572
Catcher Technology Co., Ltd.	2,000	20,916
Cathay Financial Holding Co., Ltd.	18,600	29,636
Chang Hwa Commercial Bank Ltd.	27,540	15,910
China Airlines Ltd. †	42,000	21,545
CTBC Financial Holding Co., Ltd.	22,813	15,143
Delta Electronics, Inc.	2,000	12,603
E.Sun Financial Holding Co., Ltd.	23,961	14,651
Eclat Textile Co., Ltd.	1,040	13,628
Epistar Corp.	5,000	8,038
Eva Airways Corp. †	29,000	21,266
First Financial Holding Co., Ltd.	23,540	13,979
Formosa International Hotels Corp.	1,100	11,606
Formosa Plastics Corp.	2,000	4,845
Formosa Taffeta Co., Ltd.	7,000	7,363
Fubon Financial Holding Co., Ltd.	30,000	53,776
Giant Manufacturing Co., Ltd.	1,000	9,647
Highwealth Construction Corp.	3,000	7,076
Hiwin Technologies Corp.	1,030	7,605
Hon Hai Precision Industry Co., Ltd.	33,560	98,235
Hotai Motor Co., Ltd.	1,000	15,429
Innolux Corp.	54,000	26,904
Inotera Memories, Inc. †	19,000	25,219
Kinsus Interconnect Technology Corp.	2,000	6,406
MediaTek, Inc.	1,000	13,506
Merida Industry Co., Ltd.	1,050	8,243
Pegatron Corp.	8,000	21,584
President Chain Store Corp.	2,000	15,032
Quanta Computer, Inc.	2,000	4,827
Realtek Semiconductor Corp.	3,000	9,555
Ruentex Industries Ltd.	3,000	6,565
Siliconware Precision Industries Co., Ltd.	12,000	19,882
Taishin Financial Holding Co., Ltd.	31,880	13,529
Taiwan Cement Corp.	14,000	19,704
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	14,900	349,852

	SHARES	VALUE (Note 4)
Taiwan - 12.2% (continued)
Teco Electric and Machinery Co., Ltd.	10,000	$9,504
WPG Holdings Ltd.	6,000	7,720
Zhen Ding Technology Holding Ltd.	3,000	9,770

		1,064,073

Thailand - 4.3%
Advanced Info Service PCL NVDR	2,600	18,895
Airports of Thailand PCL NVDR	2,000	17,188
Bangkok Dusit Medical Services PCL NVDR	65,500	39,603
Bumrungrad Hospital PCL NVDR	4,700	21,939
Charoen Pokphand Foods PCL NVDR	22,100	15,276
CP ALL PCL NVDR	11,800	14,862
Energy Absolute PCL NVDR	24,600	19,067
Indorama Ventures PCL NVDR	18,400	14,691
Kasikornbank PCL NVDR	9,000	63,283
Krung Thai Bank PCL NVDR	25,300	17,724
Minor International PCL NVDR	17,600	18,909
PTT PCL NVDR	3,800	37,695
Siam Commercial Bank PCL/The NVDR	9,700	53,051
True Corp. PCL NVDR †	57,900	22,185

		374,368

Turkey - 4.6%
Akbank TAS	11,587	33,991
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	21,934	24,828
Eregli Demir ve Celik Fabrikalari TAS	11,153	17,334
Ford Otomotiv Sanayi AS	1,509	19,436
KOC Holding AS	7,402	33,669
TAV Havalimanlari Holding AS †	1,882	15,724
Tofas Turk Otomobil Fabrikasi AS	2,810	16,997
Turk Hava Yollari AO †	13,018	42,944
Turk Telekomunikasyon AS	8,226	21,809
Turkcell Iletisim Hizmetleri AS †	8,540	43,802
Turkiye Garanti Bankasi AS	17,624	57,473
Turkiye Is Bankasi, Class C	7,121	16,026
Turkiye Sise ve Cam Fabrikalari AS	12,634	15,582
Turkiye Vakiflar Bankasi Tao, Class D	9,353	15,265
Ulker Biskuvi Sanayi AS	1,630	12,207
Yapi ve Kredi Bankasi AS	9,302	14,258

		401,345

United States - 0.1%
Southern Copper Corp. (1)	300	8,754

TOTAL COMMON STOCKS (cost $8,163,551)		8,373,448

PREFERRED STOCKS - 0.7%

Brazil - 0.7%
Cia Energetica de Sao Paulo, Series B (1)	900	6,711
Itausa - Investimentos Itau SA (1)	8,400	26,346
Suzano Papel e Celulose SA, Series A (1)	5,200	24,114

TOTAL PREFERRED STOCKS (cost $68,293)		57,171

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

EXCHANGE-TRADED FUNDS (ETF) - 2.4%	SHARES	VALUE (Note 4)
United States - 2.4%
iShares MSCI Emerging Markets ETF (1) (cost $209,396)	5,306	$212,930

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 98.8% (cost $8,441,240)		8,643,549

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		102,483

NET ASSETS - 100.0%		$8,746,032

†	Non-income producing security.
(a)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $12,244 or 0.1% of total net assets.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$702,621	8.0%
Consumer Staples	350,165	4.0
Energy	77,640	0.9
Exchange-Traded Funds	212,930	2.4
Financials	3,467,803	39.7
Health Care	345,683	4.0
Industrials	796,528	9.1
Information Technology	1,305,268	14.9
Materials	300,320	3.4
Telecommunication Services	821,942	9.4
Utilities	262,649	3.0

Total Investments In Securities, At Value	8,643,549	98.8
Other Assets in Excess of Liabilities	102,483	1.2

Net Assets	$8,746,032	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.9%	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.1%
Advance Auto Parts, Inc.	600	$89,814
Bed Bath & Beyond, Inc. †	101	7,754
Best Buy Co., Inc.	4,648	175,648
BorgWarner, Inc.	4,288	259,338
Brunswick Corp.	1,969	101,305
CBS Corp., Class B	4,744	287,629
Charter Communications, Inc., Class A †	600	115,866
Chipotle Mexican Grill, Inc. †	642	417,647
Coach, Inc.	66	2,734
Comcast Corp., Class A	6,751	381,229
Conn’s, Inc. †	553	16,745
Dana Holding Corp.	2,784	58,909
DISH Network Corp., Class A †	6,730	471,504
Dollar General Corp. †	900	67,842
Dollar Tree, Inc. †	3,141	254,876
DSW, Inc., Class A	330	12,170
Gannett Co., Inc.	2,894	107,310
Gap, Inc./The	868	37,610
GNC Holdings, Inc., Class A	2,197	107,807
Goodyear Tire & Rubber Co./The	3,168	85,789
Groupon, Inc. †	7,676	55,344
H&R Block, Inc.	1,923	61,671
Hanesbrands, Inc.	3,600	120,636
Harman International Industries, Inc.	1,600	213,808
Home Depot, Inc./The	19,000	2,158,590
Johnson Controls, Inc.	4,435	223,701
L Brands, Inc.	3,700	348,873
LKQ Corp. †	2,515	64,283
Lowe’s Cos., Inc.	14,904	1,108,709
Macy’s, Inc.	1,624	105,414
Madison Square Garden Co./The, Class A †	948	80,248
Marriott International, Inc., Class A	1,800	144,576
MGM Resorts International †	2,967	62,396
Mohawk Industries, Inc. †	936	173,862
Netflix, Inc. †	439	182,927
NIKE, Inc., Class B	10,348	1,038,215
Nordstrom, Inc.	1,100	88,352
Norwegian Cruise Line Holdings Ltd. †	1,800	97,218
O’Reilly Automotive, Inc. †	1,900	410,856
Panera Bread Co., Class A †	24	3,840
Polaris Industries, Inc.	1,008	142,229
PulteGroup, Inc.	2,843	63,200
Ralph Lauren Corp.	40	5,260
Rent-A-Center, Inc.	182	4,994
Ross Stores, Inc.	2,400	252,864
Sally Beauty Holdings, Inc. †	147	5,052
Signet Jewelers Ltd.	800	111,032
Standard Pacific Corp. †	4,289	38,601
Starbucks Corp.	9,751	923,420
Target Corp.	7,000	574,490
Tenneco, Inc. †	1,200	68,904
Tesla Motors, Inc. †	906	171,026
Time Warner, Inc.	7,000	591,080
TJX Cos., Inc./The	6,403	448,530
TripAdvisor, Inc. †	1,729	143,801
Twenty-First Century Fox, Inc., Class A	6,684	226,187
Ulta Salon Cosmetics & Fragrance, Inc. †	600	90,510

	SHARES	VALUE (Note 4)
Consumer Discretionary - 13.1% (continued)
Under Armour, Inc., Class A †	5,190	$419,093
VF Corp.	5,956	448,546
Viacom, Inc., Class B	3,706	253,120
Walt Disney Co./The	20,458	2,145,840
Weight Watchers International, Inc. †	51	356
Whirlpool Corp.	872	176,196
Wynn Resorts Ltd.	1,255	157,979
Yum! Brands, Inc.	243	19,129

		17,284,484

Consumer Staples - 9.4%
Altria Group, Inc.	40,300	2,015,806
Archer-Daniels-Midland Co.	2,109	99,967
Coca-Cola Co./The	102	4,136
Colgate-Palmolive Co.	310	21,495
Constellation Brands, Inc., Class A †	4,163	483,782
Costco Wholesale Corp.	6,700	1,015,017
CVS Health Corp.	19,800	2,043,558
Dr Pepper Snapple Group, Inc.	5,100	400,248
Flowers Foods, Inc.	1,538	34,974
General Mills, Inc.	150	8,490
Hershey Co./The	95	9,586
JM Smucker Co./The	179	20,716
Keurig Green Mountain, Inc.	2,927	327,034
Kroger Co./The	10,500	804,930
Mondelez International, Inc., Class A	9,635	347,727
Monster Beverage Corp. †	2,300	318,308
Nu Skin Enterprises, Inc., Class A	1,053	63,401
PepsiCo, Inc.	15,900	1,520,358
Philip Morris International, Inc.	37	2,787
Pilgrim’s Pride Corp.	3,191	72,085
PriceSmart, Inc.	417	35,437
Procter & Gamble Co./The	8,500	696,490
Reynolds American, Inc.	9,332	643,068
Rite Aid Corp. †	28,118	244,345
Tyson Foods, Inc., Class A	5,589	214,059
Walgreens Boots Alliance, Inc.	9,835	832,828
WhiteWave Foods Co./The †	2,600	115,284
Whole Foods Market, Inc.	270	14,062

		12,409,978

Energy - 1.9%
Anadarko Petroleum Corp.	60	4,969
Cheniere Energy, Inc. †	5,410	418,734
Chevron Corp.	66	6,929
Cimarex Energy Co.	1,073	123,491
Diamondback Energy, Inc. †	1,700	130,628
Energen Corp.	1,000	66,000
EQT Corp.	1,200	99,444
FMC Technologies, Inc. †	64	2,369
Gulfport Energy Corp. †	1,449	66,523
Helix Energy Solutions Group, Inc. †	1,805	27,003
Helmerich & Payne, Inc.	1,200	81,684
HollyFrontier Corp.	304	12,242
Key Energy Services, Inc. †	134	244
Kinder Morgan, Inc.	15,500	651,930
Oceaneering International, Inc.	607	32,735
ONEOK, Inc.	1,300	62,712

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Energy - 1.9% (continued)
Phillips 66	1,010	$79,386
Rosetta Resources, Inc. †	40	681
Targa Resources Corp.	1,698	162,651
Valero Energy Corp.	1,450	92,249
Williams Cos., Inc./The	7,169	362,680
World Fuel Services Corp.	52	2,989

		2,488,273

Financials - 14.5%
American Express Co.	2,697	210,690
American Financial Group, Inc.	1,065	68,320
American Tower Corp. REIT	14,900	1,402,835
Ameriprise Financial, Inc.	1,200	157,008
Arch Capital Group Ltd. †	267	16,447
AvalonBay Communities, Inc. REIT	4,737	825,422
BB&T Corp.	375	14,621
Berkshire Hathaway, Inc., Class B †	25,323	3,654,615
Boston Properties, Inc. REIT	5,439	764,071
Brixmor Property Group, Inc. REIT	2,800	74,340
Capital One Financial Corp.	2,317	182,626
CBOE Holdings, Inc.	1,623	93,168
Charles Schwab Corp./The	4,132	125,778
Chubb Corp./The	190	19,209
CME Group, Inc.	3,213	304,303
Comerica, Inc.	1,500	67,695
Crown Castle International Corp. REIT	380	31,365
Digital Realty Trust, Inc. REIT	3,200	211,072
Discover Financial Services	3,539	199,423
E*TRADE Financial Corp. †	5,200	148,486
Equity Residential REIT	12,900	1,004,394
Essex Property Trust, Inc. REIT	2,600	597,740
Extra Space Storage, Inc. REIT	1,500	101,355
Federal Realty Investment Trust REIT	700	103,047
Fifth Third Bancorp	6,600	124,410
First Republic Bank/CA	1,400	79,926
General Growth Properties, Inc. REIT	11,239	332,112
Hartford Financial Services Group, Inc./The	3,282	137,253
HCP, Inc. REIT	8,400	362,964
Health Care REIT, Inc. REIT	10,400	804,544
Huntington Bancshares, Inc.	10,400	114,920
Intercontinental Exchange, Inc.	600	139,962
KeyCorp	8,100	114,696
Lincoln National Corp.	2,367	136,008
LPL Financial Holdings, Inc.	1,500	65,790
McGraw Hill Financial, Inc.	2,820	291,588
Moody’s Corp.	2,313	240,089
Principal Financial Group, Inc.	1,500	77,055
ProAssurance Corp.	66	3,030
Public Storage REIT	4,317	851,053
Realty Income Corp. REIT	1,500	77,400
Retail Properties of America, Inc., Class A REIT	5,600	89,768
Signature Bank †	600	77,748
Simon Property Group, Inc. REIT	10,700	2,093,348
State Street Corp.	2,150	158,090
SunTrust Banks, Inc.	3,600	147,924
SVB Financial Group †	700	88,928
Tanger Factory Outlet Centers, Inc. REIT	263	9,250

	SHARES	VALUE (Note 4)
Financials - 14.5% (continued)
Travelers Cos., Inc./The	1,000	$108,130
UDR, Inc. REIT	2,100	71,463
Urban Edge Properties REIT	1,550	36,735
Ventas, Inc. REIT	9,029	659,298
Vornado Realty Trust REIT	4,200	470,400
Wells Fargo & Co.	13,200	718,080
WP GLIMCHER, Inc. REIT	47	782

		19,060,774

Health Care - 17.8%
Abbott Laboratories	8,000	370,640
AbbVie, Inc.	16,247	951,099
ACADIA Pharmaceuticals, Inc. †	3,700	120,583
Actavis PLC †	1,185	352,680
Aetna, Inc.	3,281	349,525
Agilent Technologies, Inc.	1,300	54,015
Agios Pharmaceuticals, Inc. †	1,300	122,590
Alexion Pharmaceuticals, Inc. †	3,280	568,424
Align Technology, Inc. †	1,400	75,299
Alnylam Pharmaceuticals, Inc. †	2,169	226,487
AmerisourceBergen Corp.	1,590	180,735
Amgen, Inc.	10,400	1,662,440
Anthem, Inc.	4,964	766,491
Arena Pharmaceuticals, Inc. †	1,886	8,242
athenahealth, Inc. †	1,017	121,420
Biogen, Inc. †	1,298	548,068
BioMarin Pharmaceutical, Inc. †	771	96,082
Boston Scientific Corp. †	15,571	276,385
Bristol-Myers Squibb Co.	7,279	469,495
Cardinal Health, Inc.	3,661	330,478
Celgene Corp. †	10,030	1,156,258
Cepheid †	1,365	77,669
Cerner Corp. †	787	57,656
Cigna Corp.	2,422	313,504
DexCom, Inc. †	2,200	137,148
Edwards Lifesciences Corp. †	900	128,214
Eli Lilly & Co.	19,000	1,380,350
Endo International PLC (Ireland) †	1,372	123,068
Gilead Sciences, Inc. †	18,287	1,794,503
HCA Holdings, Inc. †	5,440	409,251
Humana, Inc.	2,600	462,852
Illumina, Inc. †	2,631	488,419
Incyte Corp. †	4,491	411,645
Intercept Pharmaceuticals, Inc. †	400	112,808
Isis Pharmaceuticals, Inc. †	3,547	225,837
Jazz Pharmaceuticals PLC (Ireland) †	22	3,801
Johnson & Johnson	9,600	965,760
McKesson Corp.	4,104	928,325
Medidata Solutions, Inc. †	3,410	167,226
Medivation, Inc. †	1,200	154,884
Medtronic PLC (Ireland)	6,510	507,715
Merck & Co., Inc.	19,900	1,143,852
Mylan NV †	4,773	283,278
Perrigo Co. PLC (Ireland)	47	7,781
Pfizer, Inc.	759	26,406
Puma Biotechnology, Inc. †	1,000	236,110
Receptos, Inc. †	800	131,912
Regeneron Pharmaceuticals, Inc. †	1,539	694,828

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 17.8% (continued)
St. Jude Medical, Inc.	2,465	$161,211
Tenet Healthcare Corp. †	1,805	89,366
Thermo Fisher Scientific, Inc.	5,346	718,182
UnitedHealth Group, Inc.	15,930	1,884,360
Vertex Pharmaceuticals, Inc. †	2,188	258,118
Zoetis, Inc.	2,000	92,580

		23,386,055

Industrials - 11.7%
3M Co.	7,500	1,237,125
A. O. Smith Corp.	2,198	144,321
Acuity Brands, Inc.	600	100,896
Alaska Air Group, Inc.	2,312	153,008
American Airlines Group, Inc.	12,300	649,194
Avis Budget Group, Inc. †	4,091	241,430
B/E Aerospace, Inc.	2,772	176,355
Chart Industries, Inc. †	899	31,532
CLARCOR, Inc.	41	2,708
Clean Harbors, Inc. †	45	2,555
Colfax Corp. †	1,100	52,503
Copart, Inc. †	321	12,060
Cummins, Inc.	2,472	342,718
Delta Air Lines, Inc.	19,305	867,953
Donaldson Co., Inc.	84	3,168
Dover Corp.	2,493	172,316
Fastenal Co.	131	5,428
FedEx Corp.	6,737	1,114,637
Flowserve Corp.	986	55,699
Fortune Brands Home & Security, Inc.	3,256	154,595
Generac Holdings, Inc. †	2,125	103,466
General Dynamics Corp.	5,500	746,515
Hertz Global Holdings, Inc. †	2,722	59,013
Honeywell International, Inc.	5,345	557,537
Huntington Ingalls Industries, Inc.	1,500	210,225
Illinois Tool Works, Inc.	871	84,609
KLX, Inc. †	1,386	53,416
Lockheed Martin Corp.	6,291	1,276,821
Macquarie Infrastructure Co. LLC	800	65,832
Masco Corp.	1,831	48,888
Middleby Corp./The †	1,800	184,770
Nielsen NV	2,443	108,885
Norfolk Southern Corp.	3,251	334,593
Northrop Grumman Corp.	5,646	908,780
Old Dominion Freight Line, Inc. †	1,956	151,199
Owens Corning	565	24,521
Parker-Hannifin Corp.	1,500	178,170
Raytheon Co.	6,276	685,653
Rockwell Automation, Inc.	2,600	301,574
Rollins, Inc.	570	14,096
SolarCity Corp. †	2,391	122,610
Southwest Airlines Co.	14,418	638,717
Spirit Airlines, Inc. †	3,636	281,281
Swift Transportation Co. †	5,294	137,750
Teledyne Technologies, Inc. †	41	4,376
Textron, Inc.	2,100	93,093
Towers Watson & Co., Class A	702	92,794
Trinity Industries, Inc.	3,400	120,734
Triumph Group, Inc.	44	2,628

	SHARES	VALUE (Note 4)
Industrials - 11.7% (continued)
Union Pacific Corp.	11,616	$1,258,129
United Continental Holdings, Inc. †	5,142	345,800
United Parcel Service, Inc., Class B	166	16,092
United Rentals, Inc. †	2,943	268,284
USG Corp. †	586	15,646
WABCO Holdings, Inc. †	800	98,304
Wabtec Corp.	785	74,583
Waste Connections, Inc.	1,237	59,549
WESCO International, Inc. †	423	29,563
Xylem, Inc.	2,200	77,044

		15,355,741

Information Technology - 21.6%
Activision Blizzard, Inc.	10,763	244,589
Adobe Systems, Inc. †	8,721	644,831
Akamai Technologies, Inc. †	1,700	120,777
Alliance Data Systems Corp. †	903	267,514
Apple, Inc.	70,454	8,766,591
Applied Materials, Inc.	21,557	486,326
ARRIS Group, Inc. †	2,800	80,906
Autodesk, Inc. †	1,500	87,960
Automatic Data Processing, Inc.	1,100	94,204
Broadcom Corp., Class A	2,300	99,579
Brocade Communications Systems, Inc.	7,800	92,547
CA, Inc.	2,700	88,047
CDK Global, Inc.	53	2,478
Cisco Systems, Inc.	41,000	1,128,525
Cognizant Technology Solutions Corp., Class A †	6,000	374,340
Corning, Inc.	17,100	387,828
CoStar Group, Inc. †	500	98,915
Cree, Inc. †	1,478	52,454
eBay, Inc. †	698	40,261
Electronic Arts, Inc. †	4,698	276,313
F5 Networks, Inc. †	1,500	172,410
Facebook, Inc., Class A †	22,759	1,871,131
FleetCor Technologies, Inc. †	1,395	210,533
Google, Inc., Class A †	134	74,330
Guidewire Software, Inc. †	1,984	104,378
Hewlett-Packard Co.	25,080	781,493
Intel Corp.	56,248	1,758,875
International Business Machines Corp.	24	3,852
Intuit, Inc.	1,200	116,352
Jack Henry & Associates, Inc.	963	67,304
Juniper Networks, Inc.	7,300	164,834
Marvell Technology Group Ltd.	6,200	91,140
MasterCard, Inc., Class A	3,490	301,501
Micron Technology, Inc. †	16,673	452,339
Microsoft Corp.	58,050	2,360,023
Motorola Solutions, Inc.	138	9,201
NCR Corp. †	1,190	35,117
NetSuite, Inc. †	656	60,851
NeuStar, Inc., Class A †	661	16,274
Nuance Communications, Inc. †	155	2,224
NVIDIA Corp.	8,300	173,678
Palo Alto Networks, Inc. †	1,300	189,904
Qlik Technologies, Inc. †	1,202	37,418
Qorvo, Inc. †	1,000	79,700

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 21.6% (continued)
salesforce.com, Inc. †	2,615	$174,708
SanDisk Corp.	4,597	292,461
ServiceNow, Inc. †	4,695	369,872
Shutterstock, Inc. †	1,000	68,670
Skyworks Solutions, Inc.	6,300	619,227
Splunk, Inc. †	1,512	89,510
SS&C Technologies Holdings, Inc.	1,261	78,560
SunEdison, Inc. †	11,081	265,944
SunPower Corp. †	3,373	105,609
Symantec Corp.	2,719	63,529
Teradata Corp. †	80	3,531
Texas Instruments, Inc.	15,895	908,956
Total System Services, Inc.	2,043	77,940
Ubiquiti Networks, Inc.	2,913	86,079
Universal Display Corp. †	41	1,917
Visa, Inc., Class A	9,140	597,847
VMware, Inc., Class A †	2,940	241,109
Western Digital Corp.	5,433	494,457
Workday, Inc., Class A †	2,678	226,050
Xerox Corp.	11,832	152,041
Xilinx, Inc.	2,840	120,132
Yahoo!, Inc. †	11,628	516,690
Yelp, Inc. †	1,260	59,661
Zillow Group, Inc., Class A †	1,435	143,931

		28,328,278

Materials - 1.9%
Air Products & Chemicals, Inc.	1,700	257,176
Airgas, Inc.	30	3,183
Alcoa, Inc.	18,300	236,436
Axiall Corp.	400	18,776
Ball Corp.	1,400	98,896
Dow Chemical Co./The	5,800	278,284
Ecolab, Inc.	2,147	245,574
EI du Pont de Nemours & Co.	6,900	493,143
Newmont Mining Corp.	60	1,303
PPG Industries, Inc.	1,913	431,458
Praxair, Inc.	34	4,105
Royal Gold, Inc.	2,500	157,775
Sherwin-Williams Co./The	470	133,715
Westlake Chemical Corp.	1,100	79,134
WR Grace & Co. †	480	47,458

		2,486,416

Telecommunication Services - 0.1%
Level 3 Communications, Inc. †	3,900	209,976

Utilities - 4.9%
American Electric Power Co., Inc.	14,200	798,750
American Water Works Co., Inc.	1,300	70,473
CenterPoint Energy, Inc.	247	5,041
CMS Energy Corp.	2,100	73,311
Consolidated Edison, Inc.	4,920	300,120
Dominion Resources, Inc.	205	14,528
DTE Energy Co.	3,287	265,228
Duke Energy Corp.	16,900	1,297,582
Edison International	9,500	593,465
Entergy Corp.	3,300	255,717

	SHARES	VALUE (Note 4)
Utilities - 4.9% (continued)
Exelon Corp.	3,100	$104,191
NextEra Energy, Inc.	11,100	1,154,955
PG&E Corp.	9,400	498,858
Public Service Enterprise Group, Inc.	7,400	310,208
Questar Corp.	410	9,783
Sempra Energy	4,100	446,982
WGL Holdings, Inc.	68	3,835
Xcel Energy, Inc.	5,700	198,417

		6,401,444

TOTAL COMMON STOCKS (cost $111,127,000)		127,411,419

MONEY MARKET FUNDS - 4.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a) (cost $6,244,548)	6,244,548	6,244,548

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.7% (cost $117,371,548)		133,655,967

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7%) (b)		(2,281,295)

NET ASSETS - 100.0%		$131,374,672

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
25	Goldman Sachs	S&P 500 E-Mini Futures	6/2015	$2,564,396	$2,576,000	$11,604

Cash held as collateral at Goldman Sachs for futures contracts was $85,488 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

COMMON STOCKS - 96.8%	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.5%
1-800-Flowers.com, Inc., Class A †	2,400	$28,392
A. H. Belo Corp., Class A	1,400	11,522
AMC Entertainment Holdings, Inc., Class A	1,200	42,588
American Public Education, Inc. †	58	1,739
America’s Car-Mart, Inc. †	200	10,850
Arctic Cat, Inc.	166	6,029
Asbury Automotive Group, Inc. †(a)	376	31,246
Ascent Capital Group, Inc., Class A †	63	2,508
Barnes & Noble, Inc. †	1,300	30,875
bebe stores, Inc.	1,766	6,411
Big 5 Sporting Goods Corp.	448	5,945
Big Lots, Inc.	1,100	52,833
BJ’s Restaurants, Inc. †	600	30,270
Black Diamond, Inc. †	1,082	10,225
Bob Evans Farms, Inc.	192	8,882
Bon-Ton Stores, Inc./The	43	299
Bright Horizons Family Solutions, Inc. †(a)	300	15,381
Brown Shoe Co., Inc. (a)	931	30,537
Brunswick Corp.	116	5,968
Buckle, Inc./The	400	20,436
Build-A-Bear Workshop, Inc. †	1,000	19,650
Burlington Stores, Inc. †	400	23,768
Cabela’s, Inc. †	102	5,710
Capella Education Co.	200	12,976
Career Education Corp. †	2,400	12,072
Carriage Services, Inc.	552	13,176
Cato Corp./The, Class A	400	15,840
Christopher & Banks Corp. †	2,079	11,559
Citi Trends, Inc. †	600	16,200
ClubCorp Holdings, Inc.	1,100	21,296
Columbia Sportswear Co.	800	48,720
Cooper-Standard Holding, Inc. †	400	23,680
Core-Mark Holding Co., Inc.	1,000	64,320
Cracker Barrel Old Country Store, Inc.	163	24,799
CST Brands, Inc. (a)	500	21,915
Deckers Outdoor Corp. †	63	4,591
Del Frisco’s Restaurant Group, Inc. †(a)	700	14,105
Denny’s Corp. †	2,000	22,800
DeVry Education Group, Inc.	300	10,008
Dex Media, Inc. †	1,306	5,472
Diamond Resorts International, Inc. †	1,700	56,831
DineEquity, Inc.	299	31,996
Dixie Group, Inc./The †(a)	1,002	9,068
Domino’s Pizza, Inc.	176	17,697
Drew Industries, Inc.	234	14,400
Empire Resorts, Inc. †	2,800	12,880
Entravision Communications Corp., Class A	2,467	15,616
EVINE Live, Inc. †	1,892	12,695
EW Scripps Co./The, Class A †	758	21,558
Famous Dave’s of America, Inc. †	500	14,250
Federal-Mogul Holdings Corp. †	963	12,818
Fiesta Restaurant Group, Inc. †(a)	682	41,602
Finish Line, Inc./The, Class A	838	20,548
FTD Cos., Inc. †	500	14,970
Gentherm, Inc. †	1,057	53,389
G-III Apparel Group Ltd. †	439	49,453
Grand Canyon Education, Inc. †	538	23,295

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.5% (continued)
Gray Television, Inc. †	2,135	$29,506
Group 1 Automotive, Inc.	200	17,266
Helen of Troy Ltd. †	700	57,043
hhgregg, Inc. †(a)	328	2,011
Hibbett Sports, Inc. †	72	3,532
Houghton Mifflin Harcourt Co. †	1,300	30,524
Hovnanian Enterprises, Inc., Class A †(a)	770	2,741
Iconix Brand Group, Inc. †	530	17,845
Jack in the Box, Inc.	1,505	144,360
Kirkland’s, Inc. †	900	21,375
Kona Grill, Inc. †	1,400	39,788
Krispy Kreme Doughnuts, Inc. †	925	18,491
La-Z-Boy, Inc.	430	12,087
Lee Enterprises, Inc. †	3,351	10,623
Libbey, Inc.	400	15,964
Life Time Fitness, Inc. †(a)	500	35,480
LifeLock, Inc. †	964	13,602
Lithia Motors, Inc., Class A	369	36,682
Loral Space & Communications, Inc. †	167	11,429
Lumber Liquidators Holdings, Inc. †(a)	61	1,878
M/I Homes, Inc. †(a)	386	9,202
Marriott Vacations Worldwide Corp.	1,109	89,884
Mattress Firm Holding Corp. †	1,000	69,640
McClatchy Co./The, Class A †	4,100	7,544
MDC Holdings, Inc.	97	2,764
MDC Partners, Inc., Class A	610	17,293
Meredith Corp.	300	16,731
Modine Manufacturing Co. †	900	12,123
Monro Muffler Brake, Inc.	414	26,931
Motorcar Parts of America, Inc. †	1,306	36,294
Movado Group, Inc.	246	7,016
Murphy USA, Inc. †	1,700	123,029
NACCO Industries, Inc., Class A	143	7,578
Nathan’s Famous, Inc.	300	16,245
Nautilus, Inc. †	1,157	17,667
New Media Investment Group, Inc.	400	9,572
Nexstar Broadcasting Group, Inc., Class A	356	20,370
Nutrisystem, Inc.	1,800	35,964
Overstock.com, Inc. †	485	11,747
Papa John’s International, Inc.	1,424	88,017
Penske Automotive Group, Inc.	131	6,745
Pier 1 Imports, Inc.	221	3,090
Pool Corp.	699	48,762
Popeyes Louisiana Kitchen, Inc. †	873	52,223
Rave Restaurant Group, Inc. †	700	9,772
Red Robin Gourmet Burgers, Inc. †	219	19,053
Rent-A-Center, Inc.	400	10,976
Rentrak Corp. †(a)	300	16,668
Restoration Hardware Holdings, Inc. †	100	9,919
Ruth’s Hospitality Group, Inc.	972	15,435
Select Comfort Corp. †	1,200	41,364
Shiloh Industries, Inc. †(a)	800	11,232
Sinclair Broadcast Group, Inc., Class A	303	9,517
Skechers U.S.A., Inc., Class A †	572	41,133
Skullcandy, Inc. †	900	10,170
Sonic Corp.	1,127	35,726
Stage Stores, Inc.	611	14,004

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Consumer Discretionary - 14.5% (continued)
Standard Motor Products, Inc.	641	$27,089
Standard Pacific Corp. †	722	6,498
Stein Mart, Inc. (a)	947	11,790
Steven Madden Ltd. †	163	6,194
Strattec Security Corp. (a)	300	22,152
Texas Roadhouse, Inc.	2,000	72,860
Thor Industries, Inc. (a)	190	12,010
Tilly’s, Inc., A Shares †	600	9,390
Tower International, Inc. †	753	20,030
Tuesday Morning Corp. †	1,155	18,596
Universal Electronics, Inc. †	400	22,576
VOXX International Corp. †	901	8,253
World Wrestling Entertainment, Inc., Class A (a)	700	9,807
YOU On Demand Holdings, Inc. †(a)	3,000	6,390
Zumiez, Inc. †	700	28,175

		2,954,096

Consumer Staples - 3.7%
Andersons, Inc./The	466	19,278
B&G Foods, Inc. (a)	336	9,888
Boston Beer Co., Inc./The, Class A †(a)	72	19,253
Calavo Growers, Inc.	300	15,426
Cal-Maine Foods, Inc. (a)	1,802	70,386
Chefs’ Warehouse, Inc./The †	400	8,972
Coca-Cola Bottling Co. Consolidated	100	11,306
Craft Brew Alliance, Inc. †	2,106	28,726
Diamond Foods, Inc. †	500	16,285
Fresh Del Monte Produce, Inc. (a)	1,300	50,583
Fresh Market, Inc./The †	200	8,128
Hain Celestial Group, Inc./The †	160	10,248
HRG Group, Inc. †	3,776	47,124
Ingles Markets, Inc., Class A	500	24,740
J&J Snack Foods Corp. (a)	384	40,973
John B. Sanfilippo & Son, Inc.	300	12,930
Lancaster Colony Corp.	40	3,807
Liberator Medical Holdings, Inc. (a)	5,100	17,850
Lifevantage Corp. †	1,907	1,507
Revlon, Inc., Class A †	830	34,196
Rite Aid Corp. †	1,984	17,241
Sanderson Farms, Inc.	800	63,720
SpartanNash Co.	755	23,828
SUPERVALU, Inc. †	3,800	44,194
Universal Corp.	72	3,396
USANA Health Sciences, Inc. †	300	33,336
Vector Group Ltd. (a)	4,325	95,020
WD-40 Co. (a)	200	17,708
Weis Markets, Inc.	80	3,981

		754,030

Energy - 1.6%
Abraxas Petroleum Corp. †	3,000	9,750
Alon USA Energy, Inc.	841	13,935
Bristow Group, Inc.	51	2,777
Cheniere Energy, Inc. †	88	6,811
Delek US Holdings, Inc.	600	23,850
DHT Holdings, Inc.	1,300	9,074
Enbridge Energy Management LLC	710	25,830

	SHARES	VALUE (Note 4)
Energy - 1.6% (continued)
Green Plains, Inc.	916	$26,152
Gulf Island Fabrication, Inc.	61	906
Matador Resources Co. †	393	8,615
Matrix Service Co. †	700	12,292
Natural Gas Services Group, Inc. †	400	7,688
Newpark Resources, Inc. †	1,331	12,125
Pacific Ethanol, Inc. †(a)	900	9,711
PDC Energy, Inc. †	72	3,891
REX American Resources Corp. †(a)	300	18,243
RigNet, Inc. †(a)	751	21,471
Ship Finance International Ltd. (Norway) (a)	1,000	14,800
Synergy Resources Corp. †	2,062	24,435
Tesco Corp.	1,131	12,860
US Energy Corp. Wyoming †(a)	1,800	2,034
Vertex Energy, Inc. †(a)	3,900	14,430
Western Refining, Inc.	170	8,396
Westmoreland Coal Co. †	1,100	29,436

		319,512

Financials - 22.3%
Acadia Realty Trust REIT	1,600	55,808
Actua Corp. †	900	13,941
American Assets Trust, Inc. REIT	1,500	64,920
American Equity Investment Life Holding Co.	641	18,672
Ameris Bancorp	1,531	40,403
AMERISAFE, Inc.	315	14,569
AmTrust Financial Services, Inc. (a)	242	13,790
Argo Group International Holdings Ltd.	600	30,090
Ashford Hospitality Trust, Inc. REIT	1,500	14,430
Ashford, Inc. †	17	2,019
Aspen Insurance Holdings Ltd.	1,200	56,676
Associated Estates Realty Corp. REIT	1,800	44,424
Astoria Financial Corp.	1,400	18,130
Bank of the Ozarks, Inc.	626	23,118
Banner Corp. (a)	212	9,731
BBCN Bancorp, Inc.	497	7,192
BGC Partners, Inc., Class A	6,967	65,838
BNC Bancorp	800	14,480
BofI Holding, Inc. †	488	45,404
Boston Private Financial Holdings, Inc.	1,225	14,884
Brandywine Realty Trust REIT	1,900	30,362
Bridge Capital Holdings †(a)	100	2,611
Capital Bank Financial Corp., Class A †(a)	1,800	49,698
Cedar Realty Trust, Inc. REIT	1,989	14,898
Chambers Street Properties REIT	1,700	13,396
Chatham Lodging Trust REIT	1,800	52,938
Chesapeake Lodging Trust REIT	2,200	74,426
CNO Financial Group, Inc.	725	12,484
Community Trust Bancorp, Inc.	93	3,084
ConnectOne Bancorp, Inc.	900	17,514
CoreSite Realty Corp. REIT (a)	700	34,076
Corporate Office Properties Trust REIT (a)	1,700	49,946
Cousins Properties, Inc. REIT (a)	2,700	28,620
Credit Acceptance Corp. †	100	19,500
CubeSmart REIT	2,392	57,767
CVB Financial Corp.	1,182	18,841
CyrusOne, Inc. REIT	1,700	52,904
DCT Industrial Trust, Inc. REIT	3,050	105,713

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 22.3% (continued)
DiamondRock Hospitality Co. REIT (a)	4,100	$57,933
DuPont Fabros Technology, Inc. REIT	3,000	98,040
Eagle Bancorp, Inc. †	980	37,632
EastGroup Properties, Inc. REIT	400	24,056
Education Realty Trust, Inc. REIT	2,332	82,506
eHealth, Inc. †(a)	349	3,274
Empire State Realty Trust, Inc. REIT	2,100	39,501
Encore Capital Group, Inc. †(a)	166	6,904
Endurance Specialty Holdings Ltd.	1,300	79,482
Enstar Group Ltd. †	155	21,988
Essent Group Ltd. †	600	14,346
EverBank Financial Corp.	2,100	37,863
Excel Trust, Inc. REIT	700	9,814
FBL Financial Group, Inc., Class A	241	14,944
FBR & Co. †	566	13,080
Federal Agricultural Mortgage Corp., Class C	183	5,159
Federated National Holding Co.	1,900	58,140
FelCor Lodging Trust, Inc. REIT	3,003	34,504
Fidelity Southern Corp.	456	7,697
Fidus Investment Corp.	666	10,236
First Business Financial Services, Inc.	200	8,648
First Cash Financial Services, Inc. †	128	5,955
First Interstate BancSystem, Inc. (a)	2,425	67,463
Gain Capital Holdings, Inc.	1,483	14,489
GAMCO Investors, Inc., Class A	344	27,007
GEO Group, Inc./The REIT	1,257	54,981
Glacier Bancorp, Inc. (a)	374	9,406
Gladstone Commercial Corp. REIT	800	14,888
Gramercy Property Trust, Inc. REIT (a)	425	11,930
Greenlight Capital Re Ltd., Class A †	400	12,720
GSV Capital Corp. †(a)	936	9,173
Hanmi Financial Corp.	1,300	27,495
Hanover Insurance Group, Inc./The	200	14,516
HCI Group, Inc.	313	14,357
Healthcare Realty Trust, Inc. REIT	2,700	75,006
Hersha Hospitality Trust REIT	6,200	40,114
HFF, Inc., Class A	1,079	40,506
Hilltop Holdings, Inc. †	800	15,552
Home BancShares, Inc.	597	20,232
HomeStreet, Inc. †	265	4,855
Hudson Pacific Properties, Inc. REIT	2,200	73,018
Independent Bank Corp.	1,043	13,382
Independent Bank Group, Inc.	300	11,673
Interactive Brokers Group, Inc., Class A (a)	2,900	98,658
International Bancshares Corp. (a)	362	9,423
Investors Bancorp, Inc.	742	8,696
Janus Capital Group, Inc.	800	13,752
Kemper Corp.	236	9,195
Kennedy-Wilson Holdings, Inc.	1,600	41,824
Ladder Capital Corp. REIT †	500	9,255
Ladenburg Thalmann Financial Services, Inc. †	5,000	19,300
Lakeland Financial Corp.	500	20,290
LegacyTexas Financial Group, Inc.	492	11,183
LendingTree, Inc. †(a)	452	25,317
Maiden Holdings Ltd. (a)	1,054	15,631

	SHARES	VALUE (Note 4)
Financials - 22.3% (continued)
Main Street Capital Corp.	317	$9,795
Marcus & Millichap, Inc. †	900	33,732
MarketAxess Holdings, Inc.	370	30,673
Meta Financial Group, Inc.	618	24,553
Montpelier Re Holdings Ltd.	1,100	42,284
National Health Investors, Inc. REIT	800	56,808
National Penn Bancshares, Inc.	380	4,093
Navigators Group, Inc./The †	200	15,568
Nelnet, Inc., Class A	400	18,928
New Mountain Finance Corp.	1,400	20,440
Old National Bancorp/IN (a)	280	3,973
OneBeacon Insurance Group Ltd., Class A	661	10,054
Oritani Financial Corp. (a)	260	3,783
Pacific Premier Bancorp, Inc. †	458	7,415
Pebblebrook Hotel Trust REIT	2,300	107,111
Physicians Realty Trust REIT	3,300	58,113
Pinnacle Financial Partners, Inc. (a)	881	39,169
PRA Group, Inc. †	36	1,956
Primerica, Inc.	1,657	84,341
PrivateBancorp, Inc.	981	34,502
PS Business Parks, Inc. REIT	200	16,608
Pzena Investment Management, Inc., Class A	1,000	9,170
QTS Realty Trust, Inc. REIT	800	29,128
Ramco-Gershenson Properties Trust REIT	1,967	36,586
RE/MAX Holdings, Inc., Class A	300	9,963
Retail Opportunity Investments Corp. REIT	2,000	36,600
Rexford Industrial Realty, Inc. REIT	600	9,486
Ryman Hospitality Properties, Inc. REIT	2,700	164,457
Sabra Health Care REIT, Inc.	393	13,028
Select Income REIT	1,200	29,988
Selective Insurance Group, Inc.	415	12,056
Simmons First National Corp., Class A	600	27,282
Southside Bancshares, Inc. (a)	800	22,952
Sovran Self Storage, Inc. REIT	910	85,485
STAG Industrial, Inc. REIT	3,099	72,888
StanCorp Financial Group, Inc.	586	40,200
Strategic Hotels & Resorts, Inc. REIT †	1,142	14,195
Summit Hotel Properties, Inc. REIT	1,200	16,884
Sun Communities, Inc. REIT	2,300	153,456
Symetra Financial Corp.	2,028	47,577
Terreno Realty Corp. REIT	700	15,960
Triangle Capital Corp. (a)	324	7,390
UMB Financial Corp. (a)	34	1,798
United Community Banks, Inc.	800	15,104
United Financial Bancorp, Inc.	141	1,753
United Insurance Holdings Corp. (a)	2,600	58,500
Universal Health Realty Income Trust REIT	200	11,250
Universal Insurance Holdings, Inc. (a)	1,100	28,149
Virtus Investment Partners, Inc.	49	6,408
Washington Real Estate Investment Trust REIT (a)	1,800	49,734
Waterstone Financial, Inc. (a)	2,000	25,680
WesBanco, Inc.	352	11,468
Western Alliance Bancorp †	2,023	59,962
Whitestone REIT	600	9,528
Wilshire Bancorp, Inc.	1,800	17,946

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Financials - 22.3% (continued)
Winthrop Realty Trust REIT	800	$13,056
WisdomTree Investments, Inc.	800	17,168
World Acceptance Corp. †(a)	66	4,813

		4,545,233

Health Care - 19.2%
AAC Holdings, Inc. †	300	9,174
Abaxis, Inc. (a)	657	42,120
ABIOMED, Inc. †	935	66,927
Acadia Healthcare Co., Inc. †(a)	620	44,392
ACADIA Pharmaceuticals, Inc. †(a)	274	8,930
Accelerate Diagnostics, Inc. †(a)	2,039	45,877
Acceleron Pharma, Inc. †	500	19,030
Accuray, Inc. †(a)	1,300	12,090
Aceto Corp. (a)	1,044	22,968
Achillion Pharmaceuticals, Inc. †	2,600	25,636
Acorda Therapeutics, Inc. †	309	10,284
Addus HomeCare Corp. †	1,100	25,322
Advaxis, Inc. †	900	12,996
Aerie Pharmaceuticals, Inc. †	800	25,072
Affymetrix, Inc. †(a)	1,156	14,519
Agios Pharmaceuticals, Inc. †	200	18,860
Air Methods Corp. †	300	13,977
Akorn, Inc. †	466	22,140
Albany Molecular Research, Inc. †(a)	622	10,947
Align Technology, Inc. †	105	5,647
Alimera Sciences, Inc. †(a)	2,200	11,022
Alkermes PLC (Ireland) †	155	9,450
Alliance HealthCare Services, Inc. †	453	10,048
AMAG Pharmaceuticals, Inc. †(a)	1,000	54,660
Amedisys, Inc. †	400	10,712
Amicus Therapeutics, Inc. †	2,700	29,376
AMN Healthcare Services, Inc. †	743	17,141
Amsurg Corp. †(a)	500	30,760
Anacor Pharmaceuticals, Inc. †	1,230	71,155
Analogic Corp.	62	5,636
ANI Pharmaceuticals, Inc. †(a)	400	25,020
Anika Therapeutics, Inc. †(a)	794	32,689
Antares Pharma, Inc. †(a)	931	2,523
Arena Pharmaceuticals, Inc. †(a)	475	2,076
ARIAD Pharmaceuticals, Inc. †	200	1,648
Array BioPharma, Inc. †(a)	1,518	11,188
AtriCure, Inc. †(a)	800	16,392
Auspex Pharmaceuticals, Inc. †	300	30,081
BioCryst Pharmaceuticals, Inc. †(a)	1,562	14,105
BioDelivery Sciences International, Inc. †	2,100	22,050
Bio-Reference Laboratories, Inc. †(a)	714	25,161
BioScrip, Inc. †	757	3,354
BioTelemetry, Inc. †	1,700	15,045
Bluebird Bio, Inc. †	300	36,231
Cambrex Corp. †	1,200	47,556
Cantel Medical Corp. (a)	420	19,950
Capital Senior Living Corp. †	432	11,206
Cardiovascular Systems, Inc. †	380	14,835
Catalyst Pharmaceutical Partners, Inc. †(a)	9,282	40,191
Celladon Corp. †	500	9,470
Celsion Corp. †	632	1,687
Cempra, Inc. †	1,359	46,627

	SHARES	VALUE (Note 4)
Health Care - 19.2% (continued)
Centene Corp. †	122	$8,624
Cerus Corp. †	3,201	13,348
Charles River Laboratories International, Inc. †	200	15,858
Chemed Corp.	500	59,700
Chimerix, Inc. †	1,600	60,304
CONMED Corp. (a)	500	25,245
CorVel Corp. †	404	13,902
Cross Country Healthcare, Inc. †(a)	1,400	16,604
CTI BioPharma Corp. †	3,700	6,697
Curis, Inc. †	447	1,073
Cyberonics, Inc. †	400	25,968
Cynosure, Inc., Class A †	345	10,581
CytRx Corp. †(a)	2,800	9,436
Depomed, Inc. †(a)	1,300	29,133
DexCom, Inc. †	532	33,165
Dyax Corp. †	3,287	55,074
Eagle Pharmaceuticals, Inc. †	300	12,567
Emergent Biosolutions, Inc. †	500	14,380
Enanta Pharmaceuticals, Inc. †(a)	1,100	33,682
Endologix, Inc. †(a)	690	11,778
Ensign Group, Inc./The	1,000	46,860
Esperion Therapeutics, Inc. †	1,000	92,600
Exact Sciences Corp. †(a)	1,807	39,790
ExamWorks Group, Inc. †(a)	961	39,997
Five Prime Therapeutics, Inc. †	500	11,425
Fluidigm Corp. †	370	15,577
Fonar Corp. †	1,153	15,116
GenMark Diagnostics, Inc. †(a)	1,094	14,200
Genomic Health, Inc. †	324	9,898
Globus Medical, Inc., Class A †	1,300	32,812
Greatbatch, Inc. †	400	23,140
Hanger, Inc. †	261	5,922
HealthStream, Inc. †(a)	255	6,426
Healthways, Inc. †	600	11,820
Hyperion Therapeutics, Inc. †	509	23,363
ICU Medical, Inc. †	559	52,065
IGI Laboratories, Inc. †	4,300	35,088
ImmunoGen, Inc. †(a)	127	1,137
Immunomedics, Inc. †(a)	2,600	9,958
Impax Laboratories, Inc. †	1,600	74,992
Inogen, Inc. †	300	9,597
Inovio Pharmaceuticals, Inc. †(a)	1,375	11,220
Insmed, Inc. †	690	14,352
Insulet Corp. †(a)	548	18,276
Insys Therapeutics, Inc. †(a)	959	55,747
Intra-Cellular Therapies, Inc. †	400	9,552
Ironwood Pharmaceuticals, Inc. †(a)	1,600	25,600
IsoRay, Inc. †(a)	7,400	11,618
Jazz Pharmaceuticals PLC (Ireland) †	72	12,441
Karyopharm Therapeutics, Inc. †(a)	400	12,244
Keryx Biopharmaceuticals, Inc. †(a)	879	11,190
Kindred Healthcare, Inc.	600	14,274
KYTHERA Biopharmaceuticals, Inc. †(a)	300	15,045
Lannett Co., Inc. †(a)	1,002	67,845
LDR Holding Corp. †	900	32,976
Ligand Pharmaceuticals, Inc. †	277	21,359
Magellan Health, Inc. †	146	10,340

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 19.2% (continued)
MedAssets, Inc. †	339	$6,380
Merrimack Pharmaceuticals, Inc. †(a)	4,100	48,708
MiMedx Group, Inc. †(a)	3,491	36,306
Molina Healthcare, Inc. †	800	53,832
Myriad Genetics, Inc. †(a)	900	31,860
Nanosphere, Inc. †	1,970	457
Natus Medical, Inc. †(a)	1,100	43,417
Nektar Therapeutics †	1,800	19,800
Neuralstem, Inc. †(a)	4,100	7,790
Neurocrine Biosciences, Inc. †	1,600	63,536
NewLink Genetics Corp. †(a)	809	44,260
Novavax, Inc. †	2,505	20,716
NuVasive, Inc. †	499	22,949
NxStage Medical, Inc. †	700	12,110
Omeros Corp. †(a)	1,600	35,248
Omnicell, Inc. †(a)	488	17,129
Ophthotech Corp. †(a)	600	27,918
OraSure Technologies, Inc. †	1,700	11,118
Organovo Holdings, Inc. †(a)	2,400	8,496
Osiris Therapeutics, Inc. †	672	11,814
OvaScience, Inc. †(a)	1,100	38,203
Pacific Biosciences of California, Inc. †	2,694	15,733
Pacira Pharmaceuticals, Inc. †	201	17,859
PAREXEL International Corp. †	228	15,730
Peregrine Pharmaceuticals, Inc. †(a)	9,591	12,948
Pernix Therapeutics Holdings, Inc. †(a)	2,000	21,380
PharMerica Corp. †	900	25,371
POZEN, Inc. †	1,300	10,036
Premier, Inc., Class A †	300	11,274
Prestige Brands Holdings, Inc. †	333	14,282
Providence Service Corp./The †(a)	400	21,248
PTC Therapeutics, Inc. †	1,100	66,935
Puma Biotechnology, Inc. †(a)	89	21,014
Quidel Corp. †	203	5,477
RadNet, Inc. †	2,500	21,000
Raptor Pharmaceutical Corp. †(a)	991	10,772
Receptos, Inc. †	100	16,489
Regulus Therapeutics, Inc. †(a)	1,400	23,716
Repligen Corp. †(a)	1,200	36,432
Retrophin, Inc. †(a)	900	21,564
Rexahn Pharmaceuticals, Inc. †(a)	12,100	8,833
Rockwell Medical, Inc. †(a)	1,724	18,843
RTI Surgical, Inc. †(a)	2,746	13,565
Sagent Pharmaceuticals, Inc. †	600	13,950
Select Medical Holdings Corp.	3,600	53,388
Spectranetics Corp./The †	656	22,803
Spectrum Pharmaceuticals, Inc. †(a)	151	917
STAAR Surgical Co. †(a)	1,349	10,023
Stemline Therapeutics, Inc. †	700	10,129
Stereotaxis, Inc. †	2,200	4,532
Sucampo Pharmaceuticals, Inc., Class A †	1,300	20,228
Supernus Pharmaceuticals, Inc. †	1,600	19,344
Synageva BioPharma Corp. †(a)	200	19,506
TESARO, Inc. †(a)	600	34,440
Tetraphase Pharmaceuticals, Inc. †	1,000	36,640
TG Therapeutics, Inc. †(a)	1,400	21,672
TherapeuticsMD, Inc. †	2,100	12,705
Threshold Pharmaceuticals, Inc. †(a)	1,495	6,070

	SHARES	VALUE (Note 4)
Health Care - 19.2% (continued)
US Physical Therapy, Inc.	200	$9,500
Vanda Pharmaceuticals, Inc. †	813	7,561
Vascular Solutions, Inc. †	300	9,096
VIVUS, Inc. †(a)	199	490
Xencor, Inc. †	700	10,724
XenoPort, Inc. †	1,877	13,364
Zeltiq Aesthetics, Inc. †	1,431	44,118
ZIOPHARM Oncology, Inc. †(a)	1,500	16,155

		3,898,837

Industrials - 10.9%
AAON, Inc.	1,050	25,757
AAR Corp.	688	21,122
Adept Technology, Inc. †(a)	883	5,430
Advisory Board Co./The †	101	5,381
Aerovironment, Inc. †(a)	800	21,208
Air Transport Services Group, Inc. †	1,277	11,774
Aircastle Ltd.	713	16,014
Albany International Corp., Class A (a)	329	13,078
Allegiant Travel Co.	529	101,721
Allied Motion Technologies, Inc.	300	9,957
AMERCO	85	28,084
American Railcar Industries, Inc.	213	10,592
American Woodmark Corp. †	270	14,777
Apogee Enterprises, Inc.	271	11,707
Applied Industrial Technologies, Inc.	164	7,436
ARC Document Solutions, Inc. †	1,784	16,466
ARC Group Worldwide, Inc. †(a)	1,100	5,874
ArcBest Corp.	1,099	41,641
Argan, Inc.	730	26,404
Arotech Corp. †(a)	4,400	13,684
Astec Industries, Inc.	103	4,417
Astronics Corp. †	515	37,956
Avis Budget Group, Inc. †	169	9,974
AZZ, Inc.	116	5,404
Barnes Group, Inc.	224	9,070
Beacon Roofing Supply, Inc. †(a)	267	8,357
Brink’s Co./The (a)	68	1,879
Broadwind Energy, Inc. †	1,511	7,555
Chart Industries, Inc. †	43	1,508
CIRCOR International, Inc.	91	4,978
Colfax Corp. †(a)	113	5,393
Corporate Executive Board Co./The	189	15,094
Covanta Holding Corp.	2,300	51,589
Covenant Transportation Group, Inc., Class A †	1,000	33,160
Curtiss-Wright Corp.	182	13,457
Deluxe Corp.	267	18,498
Ducommun, Inc. †	394	10,205
Dycom Industries, Inc. †	600	29,304
Echo Global Logistics, Inc. †	1,000	27,260
Energy Recovery, Inc. †	2,300	5,957
EnerSys (a)	213	13,683
Engility Holdings, Inc.	665	19,977
Enphase Energy, Inc. †	2,164	28,543
EnPro Industries, Inc.	400	26,380
Erickson, Inc. †	137	592
Exponent, Inc.	100	8,890

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Industrials - 10.9% (continued)
Federal Signal Corp.	2,000	$31,580
Franklin Electric Co., Inc.	202	7,704
FuelCell Energy, Inc. †(a)	7,700	9,625
G&K Services, Inc., Class A	400	29,012
GATX Corp.	58	3,363
GenCorp, Inc. †	588	13,636
Gibraltar Industries, Inc. †	498	8,172
Greenbrier Cos., Inc./The (a)	700	40,600
H&E Equipment Services, Inc.	389	9,721
Hawaiian Holdings, Inc. †	1,800	39,645
Healthcare Services Group, Inc. (a)	518	16,643
Heartland Express, Inc.	2,500	59,400
HNI Corp.	700	38,619
Hub Group, Inc., Class A †	700	27,503
Huron Consulting Group, Inc. †	402	26,592
Hyster-Yale Materials Handling, Inc.	531	38,917
Insperity, Inc.	300	15,687
John Bean Technologies Corp.	400	14,288
Kforce, Inc.	539	12,025
Kimball International, Inc., Class B	1,371	14,368
Knight Transportation, Inc.	3,000	96,750
Korn/Ferry International	1,020	33,527
Kratos Defense & Security Solutions, Inc. †	1,700	9,401
Lydall, Inc. †	699	22,172
Manitex International, Inc. †(a)	1,295	12,600
Marten Transport Ltd.	800	18,560
McGrath RentCorp.	83	2,732
Meritor, Inc. †	2,600	32,786
Middleby Corp./The †	168	17,245
Mobile Mini, Inc.	427	18,207
Moog, Inc., Class A †	68	5,103
Mueller Industries, Inc.	332	11,995
Multi-Color Corp.	444	30,783
Navigant Consulting, Inc. †	656	8,502
NN, Inc. (a)	927	23,249
Nortek, Inc. †	191	16,856
PAM Transportation Services, Inc. †	300	17,181
Park-Ohio Holdings Corp. (a)	324	17,065
Patrick Industries, Inc. †	1,022	63,640
Pendrell Corp. †	2,856	3,713
Plug Power, Inc. †(a)	4,900	12,691
Primoris Services Corp.	439	7,546
Proto Labs, Inc. †(a)	200	14,000
Quality Distribution, Inc. †	885	9,142
RBC Bearings, Inc.	66	5,052
Revolution Lighting Technologies, Inc. †(a)	2,044	2,269
Saia, Inc. †	643	28,485
Simpson Manufacturing Co., Inc. (a)	89	3,326
Sparton Corp. †	366	8,967
Standex International Corp.	200	16,426
Steelcase, Inc., Class A	1,047	19,830
TASER International, Inc. †(a)	1,164	28,064
Team, Inc. †(a)	99	3,859
Tennant Co. (a)	497	32,489
Textainer Group Holdings Ltd. (a)	231	6,928
Thermon Group Holdings, Inc. †	417	10,037
Titan International, Inc. (a)	137	1,282
Trex Co., Inc. †	402	21,921

	SHARES	VALUE (Note 4)
Industrials - 10.9% (continued)
TriMas Corp. †	313	$9,637
Tutor Perini Corp. †	900	21,015
UniFirst Corp.	100	11,769
United Rentals, Inc. †	89	8,113
United Stationers, Inc.	120	4,919
US Ecology, Inc.	349	17,440
USG Corp. †	223	5,954
VSE Corp.	200	16,376
Wabash National Corp. †	826	11,647
WageWorks, Inc. †	151	8,053
Werner Enterprises, Inc.	1,200	37,692
West Corp.	1,700	57,341
Willdan Group, Inc. †	600	9,504
XPO Logistics, Inc. †	826	37,558
YRC Worldwide, Inc. †	600	10,776

		2,226,462

Information Technology - 16.8%
ACI Worldwide, Inc. †	441	9,552
Advanced Energy Industries, Inc. †	716	18,373
Alliance Fiber Optic Products, Inc.	1,541	26,844
Ambarella, Inc. †(a)	1,022	77,376
Amkor Technology, Inc. †	4,800	42,408
ARRIS Group, Inc. †	436	12,598
Aspen Technology, Inc. †	281	10,816
Autobytel, Inc. †	1,376	20,324
Axcelis Technologies, Inc. †	7,009	16,681
Barracuda Networks, Inc. †	400	15,388
Blackbaud, Inc.	300	14,214
Blackhawk Network Holdings, Inc. †(a)	2,000	71,540
Blucora, Inc. †	397	5,423
Cabot Microelectronics Corp. †	300	14,991
CalAmp Corp. †(a)	496	8,030
Callidus Software, Inc. †	2,014	25,538
Cardtronics, Inc. †	238	8,949
Cass Information Systems, Inc. (a)	159	8,926
Cavium, Inc. †	800	56,656
Checkpoint Systems, Inc.	800	8,656
Cirrus Logic, Inc. †	600	19,956
Clearfield, Inc. †(a)	1,561	23,134
Cognex Corp. †	218	10,811
Coherent, Inc. †	68	4,417
CommVault Systems, Inc. †	72	3,146
comScore, Inc. †	900	46,080
Constant Contact, Inc. †	446	17,042
Cray, Inc. †	1,006	28,248
CTS Corp.	722	12,989
Cypress Semiconductor Corp. †	4,000	56,440
Datalink Corp. †	1,100	13,244
Datawatch Corp. †(a)	510	3,463
Dealertrack Technologies, Inc. †(a)	371	14,291
Demandware, Inc. †	126	7,673
Diebold, Inc. (a)	1,100	39,006
Diodes, Inc. †	696	19,878
Dot Hill Systems Corp. †	3,200	16,960
Ebix, Inc.	500	15,190
eGain Corp. †	877	2,894
Electronics For Imaging, Inc. †(a)	983	41,040

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Information Technology - 16.8% (continued)
Ellie Mae, Inc. †	1,300	$71,903
Endurance International Group Holdings, Inc. †(a)	2,300	43,838
EnerNOC, Inc. †	800	9,120
Entegris, Inc. †	1,000	13,690
Envestnet, Inc. †	592	33,199
EPAM Systems, Inc. †	734	44,987
ePlus, Inc. †	190	16,517
Euronet Worldwide, Inc. †	640	37,600
Exar Corp. †(a)	1,200	12,060
ExlService Holdings, Inc. †	262	9,746
Fabrinet (Thailand) †	1,300	24,687
Fair Isaac Corp.	465	41,255
Fairchild Semiconductor International, Inc. †	1,800	32,724
FARO Technologies, Inc. †	279	17,334
FEI Co.	87	6,642
Fleetmatics Group PLC (Ireland) †	200	8,970
Glu Mobile, Inc. †	5,554	27,826
Heartland Payment Systems, Inc.	574	26,892
IGATE Corp. †	795	33,915
Immersion Corp. †(a)	870	7,987
Infinera Corp. †	2,600	51,142
Information Services Group, Inc.	2,600	10,374
Inphi Corp. †(a)	700	12,481
Insight Enterprises, Inc. †	700	19,964
Integrated Device Technology, Inc. †	3,700	74,074
Integrated Silicon Solution, Inc.	600	10,734
Interactive Intelligence Group, Inc. †(a)	216	8,895
InterDigital, Inc.	800	40,592
Intersil Corp., Class A	2,200	31,504
Intralinks Holdings, Inc. †	761	7,869
Ixia †	225	2,729
j2 Global, Inc.	800	52,544
Kulicke & Soffa Industries, Inc. (Singapore) †	235	3,673
Lattice Semiconductor Corp. †	1,900	12,046
Lexmark International, Inc., Class A	600	25,404
Liquidity Services, Inc. †	81	800
Littelfuse, Inc.	300	29,817
LiveDeal, Inc. †(a)	6,000	18,900
LogMeIn, Inc. †	1,100	61,589
M/A-COM Technology Solutions Holdings, Inc. †	1,200	44,712
Manhattan Associates, Inc. †	1,052	53,242
Marchex, Inc., Class B	1,947	7,944
Mattson Technology, Inc. †	5,468	21,544
MAXIMUS, Inc.	274	18,292
Maxwell Technologies, Inc. †	1,600	12,896
Mentor Graphics Corp.	559	13,433
Mesa Laboratories, Inc. (a)	200	14,440
Methode Electronics, Inc.	1,112	52,308
Micrel, Inc.	700	10,556
Microsemi Corp. †	1,200	42,480
MicroStrategy, Inc., Class A †	200	33,838
Mitek Systems, Inc. †	603	1,905
MKS Instruments, Inc.	500	16,905
Monolithic Power Systems, Inc.	1,143	60,179
Monotype Imaging Holdings, Inc.	488	15,928
MTS Systems Corp. (a)	53	4,009

	SHARES	VALUE (Note 4)
Information Technology - 16.8% (continued)
Nanometrics, Inc. †	125	$2,102
NetScout Systems, Inc. †(a)	776	34,028
NIC, Inc.	574	10,143
OmniVision Technologies, Inc. †	1,500	39,555
OSI Systems, Inc. †	155	11,510
ParkerVision, Inc. †	2,090	1,735
PDF Solutions, Inc. †(a)	400	7,168
Perficient, Inc. †	546	11,297
Pericom Semiconductor Corp.	1,100	17,017
Photronics, Inc. †	1,352	11,492
Plexus Corp. †	600	24,462
PMC-Sierra, Inc. †	3,800	35,264
Power Integrations, Inc.	424	22,082
Proofpoint, Inc. †	1,306	77,341
Qlik Technologies, Inc. †	500	15,565
Qorvo, Inc. †	225	17,932
Qualys, Inc. †	1,903	88,451
QuickLogic Corp. †(a)	3,000	5,790
Rambus, Inc. †	3,205	40,303
RF Industries Ltd. (a)	906	3,706
Rogers Corp. †	300	24,663
Rubicon Technology, Inc. †	1,700	6,698
Sanmina Corp. †	1,891	45,743
Semtech Corp. †	500	13,323
SPS Commerce, Inc. †	177	11,877
Stamps.com, Inc. †	380	25,570
Stratasys Ltd. †(a)	59	3,114
Super Micro Computer, Inc. †	1,470	48,819
Synaptics, Inc. †	443	36,018
Synchronoss Technologies, Inc. †	477	22,638
SYNNEX Corp.	700	54,075
Take-Two Interactive Software, Inc. †	1,200	30,546
Tech Data Corp. †	1,100	63,547
Tessera Technologies, Inc.	1,800	72,504
Tyler Technologies, Inc. †	137	16,513
Ultimate Software Group, Inc./The †	83	14,106
Ultra Clean Holdings, Inc. †	1,500	10,725
Ultratech, Inc. †(a)	112	1,942
VASCO Data Security International, Inc. †(a)	1,700	36,618
Verint Systems, Inc. †	900	55,737
VirnetX Holding Corp. †	80	487
Virtusa Corp. †	479	19,821
WebMD Health Corp. †(a)	472	20,690
Xcerra Corp. †	1,800	16,002
Zhone Technologies, Inc. †	3,600	4,680

		3,423,218

Materials - 2.5%
A Schulman, Inc.	500	24,100
American Vanguard Corp. (a)	323	3,430
Balchem Corp.	182	10,079
Boise Cascade Co. †	900	33,714
Calgon Carbon Corp.	582	12,263
Century Aluminum Co. †	2,600	35,880
Clearwater Paper Corp. †(a)	200	13,060
Deltic Timber Corp.	41	2,716
Ferro Corp. †	2,400	30,120
Flotek Industries, Inc. †	574	8,461

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Materials - 2.5% (continued)
FutureFuel Corp.	1,187	$12,190
Graphic Packaging Holding Co.	551	8,012
H.B. Fuller Co. (a)	215	9,217
Haynes International, Inc.	62	2,766
Headwaters, Inc. †	1,216	22,301
Horsehead Holding Corp. †	1,400	17,724
Innophos Holdings, Inc.	300	16,908
Innospec, Inc.	119	5,520
Louisiana-Pacific Corp. †	209	3,451
Minerals Technologies, Inc.	800	58,480
OM Group, Inc.	200	6,006
PH Glatfelter Co.	528	14,536
PolyOne Corp.	156	5,827
Rentech, Inc. †	1,324	1,483
Senomyx, Inc. †(a)	1,700	7,497
Sensient Technologies Corp.	1,100	75,768
Stillwater Mining Co. †(a)	600	7,752
Tredegar Corp.	403	8,104
US Concrete, Inc. †	1,111	37,641
Worthington Industries, Inc.	286	7,610

		502,616

Telecommunication Services - 1.0%
8x8, Inc. †	1,152	9,677
Atlantic Tele-Network, Inc. (a)	181	12,529
Cogent Communications Holdings, Inc.	519	18,336
Consolidated Communications Holdings, Inc.	1,600	32,640
Globalstar, Inc. †(a)	6,600	21,978
IDT Corp., Class B	755	13,401
Inteliquent, Inc.	1,436	22,603
Iridium Communications, Inc. †(a)	2,800	27,188
Lumos Networks Corp.	1,293	19,731
Straight Path Communications, Inc., Class B †	500	9,960
Vonage Holdings Corp. †	2,700	13,257

		201,300

Utilities - 4.3%
ALLETE, Inc.	435	22,951
American States Water Co.	700	27,923
Avista Corp. (a)	2,100	71,778
Black Hills Corp.	78	3,934
Chesapeake Utilities Corp.	258	13,058
El Paso Electric Co.	544	21,020
Empire District Electric Co./The	1,300	32,266
Laclede Group, Inc./The	900	46,098
New Jersey Resources Corp. (a)	1,900	59,014
Northwest Natural Gas Co.	500	23,975
NorthWestern Corp.	1,700	91,443
ONE Gas, Inc.	1,400	60,522
Otter Tail Corp.	366	11,774
Pattern Energy Group, Inc.	1,400	39,648
PNM Resources, Inc.	3,300	96,360
Portland General Electric Co. (a)	4,200	155,778
Southwest Gas Corp.	400	23,268
WGL Holdings, Inc.	1,400	78,960

		879,770

TOTAL COMMON STOCKS (cost $16,631,597)		19,705,074

EXCHANGE-TRADED FUNDS (ETF) - 1.7%	SHARES	VALUE (Note 4)
iShares Russell 2000 ETF (a)
(cost $328,181)	2,844	$353,652

MONEY MARKET FUNDS - 1.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(b)
(cost $263,795)	263,795	263,795

SECURITIES LENDING COLLATERAL - 19.3%

Money Market Funds - 19.3%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (2)(b)(c)
(cost $3,926,470)	3,926,470	3,926,470

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 119.1% (cost $21,150,043)		24,248,991

LIABILITIES IN EXCESS OF OTHER ASSETS - (19.1%)		(3,881,625)

NET ASSETS - 100.0%		$20,367,366

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $3,804,190; cash collateral of $3,926,470 was received with which the Fund purchased a money market fund.
(b)	Represents annualized seven-day yield as of the close of the reporting period.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

COMMON STOCKS - 96.6%	SHARES	VALUE (Note 4)
Australia - 4.7%
ALS Ltd.	295	$1,108
Amcor Ltd.	28,362	302,196
Australia & New Zealand Banking Group Ltd.	2,199	61,177
Brambles Ltd.	11,872	103,823
Coca-Cola Amatil Ltd.	386	3,160
Commonwealth Bank of Australia	4,542	322,167
Crown Resorts Ltd.	11,649	118,237
CSL Ltd.	2,131	149,090
Fortescue Metals Group Ltd.	17,563	25,999
Insurance Australia Group Ltd.	28,183	130,459
Orica Ltd.	113	1,716
Orora Ltd.	28,362	48,875
Qantas Airways Ltd. †	18,405	43,655
Ramsay Health Care Ltd.	11,496	586,936
Santos Ltd.	278	1,504
Scentre Group REIT	128,107	363,931
Suncorp Group Ltd.	11,005	112,852
Telstra Corp. Ltd.	130,687	627,357
Wesfarmers Ltd.	1,136	37,935
Woolworths Ltd.	1,566	35,069

		3,077,246

Austria - 0.1%
ANDRITZ AG	416	24,838
voestalpine AG	1,869	68,368

		93,206

Belgium - 2.9%
Anheuser-Busch InBev NV	10,965	1,339,544
Belgacom SA	5,258	183,968
Delhaize Group SA	1,994	179,141
KBC Groep NV †	1,448	89,490
UCB SA	1,538	111,107

		1,903,250

Canada - 11.7%
Agrium, Inc. (1)	400	41,688
Alimentation Couche-Tard, Inc., Class B (1)	12,723	506,991
AltaGas Ltd. (1)	1,400	46,713
Amaya, Inc. (1)†	1,400	32,829
Bank of Montreal (1)	2,500	149,816
BCE, Inc. (1)	3,936	166,632
Brookfield Asset Management, Inc., Class A (1)	8,300	443,916
Canadian Imperial Bank of Commerce (1)	1,300	94,245
Canadian National Railway Co. (1)	7,600	508,967
Canadian Pacific Railway Ltd. (1)	2,566	469,824
Canadian Tire Corp. Ltd., Class A (1)	2,137	217,707
CGI Group, Inc., Class A (1)†	1,100	46,656
CI Financial Corp. (1)	9,647	269,709
Constellation Software, Inc. (1)	1,083	374,319
Dollarama, Inc. (1)	5,644	315,499
Enbridge, Inc. (1)	3,700	178,347
Fortis, Inc. (1)	4,800	146,211
Franco-Nevada Corp. (1)	700	33,924
Gildan Activewear, Inc. (1)	9,974	294,050
Jean Coutu Group PJC, Inc./The, Class A (1)	3,300	70,531
Keyera Corp. (1)	1,800	119,735

	SHARES	VALUE (Note 4)
Canada - 11.7% (continued)
Loblaw Cos., Ltd. (1)	6,778	$331,368
MacDonald Dettwiler & Associates Ltd. (1)	463	35,880
Magna International, Inc. (1)	6,878	367,699
Manulife Financial Corp. (1)	2,352	39,944
Methanex Corp. (1)	1,600	85,663
Metro, Inc. (1)	1,200	32,517
Open Text Corp. (1)	5,160	272,392
Potash Corp of Saskatchewan, Inc. (1)	8,800	283,687
RioCan Real Estate Investment Trust REIT (1)	242	5,535
Rogers Communications, Inc., Class B (1)	3,763	125,973
Royal Bank of Canada (1)	3,579	215,438
Saputo, Inc. (1)	3,000	82,452
Sun Life Financial, Inc. (1)	9,030	278,269
Toronto-Dominion Bank/The (1)	4,800	205,446
TransAlta Corp. (1)	100	928
TransCanada Corp. (1)	1,000	42,762
Valeant Pharmaceuticals International, Inc. (1)†	3,394	670,493

		7,604,755

China - 0.0% (a)
FIH Mobile Ltd. †	62,000	32,855

Denmark - 3.3%
AP Moeller - Maersk A/S, Class B	103	215,293
Coloplast A/S, Class B	6,320	477,445
Danske Bank A/S	4,267	112,492
Novo Nordisk A/S, Class B	13,124	700,609
Pandora A/S	2,756	250,920
Tryg A/S	2,393	281,437
Vestas Wind Systems A/S	2,142	88,317
William Demant Holding A/S †	39	3,312

		2,129,825

Finland - 1.2%
Kone OYJ, Class B	885	39,241
Nokia OYJ	37,059	282,566
Sampo OYJ, A Shares	8,956	451,726
Valmet OYJ	434	5,206

		778,739

France - 2.9%
Air Liquide SA	177	22,787
Alcatel-Lucent †	9,548	35,895
Credit Agricole SA	7,754	113,945
Danone SA	363	24,469
Edenred	323	8,059
Eutelsat Communications SA	106	3,516
GDF Suez	19,343	381,889
Iliad SA	718	167,667
L’Oreal SA	257	47,337
LVMH Moet Hennessy Louis Vuitton SE	196	34,493
Orange SA	23,064	370,398
Renault SA	1,693	153,775
Sanofi	811	80,093
TOTAL SA	6,790	337,511
Unibail-Rodamco SE REIT	362	97,753

		1,879,587

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 4.8%
adidas AG	160	$12,634
Allianz SE	2,321	402,964
Bayer AG	9,259	1,385,294
Beiersdorf AG	64	5,549
Continental AG	556	130,936
Deutsche Annington Immobilien SE	6,054	204,006
Deutsche Bank AG	67	2,322
Deutsche Telekom AG	18,951	346,622
Fresenius Medical Care AG & Co. KGaA	868	72,150
Fresenius SE & Co. KGaA	183	10,910
Merck KGaA	2,173	243,197
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	264	56,729
ProSiebenSat.1 Media AG	1,943	95,038
SAP SE	171	12,359
ThyssenKrupp AG	6,783	177,580

		3,158,290

Hong Kong - 3.5%
AIA Group Ltd.	54,000	339,038
BOC Hong Kong Holdings Ltd.	10,500	37,448
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,589
CK Hutchison Holdings Ltd.	12,000	245,166
CLP Holdings Ltd.	6,000	52,441
First Pacific Co., Ltd.	12,000	11,971
Galaxy Entertainment Group Ltd.	22,000	99,888
Giordano International Ltd.	2,000	978
Goldin Financial Holdings Ltd. †	10,000	31,602
Hang Seng Bank Ltd.	1,200	21,719
Henderson Land Development Co., Ltd.	11,000	77,276
Hong Kong & China Gas Co., Ltd.	2,662	6,164
Hong Kong Exchanges and Clearing Ltd.	8,700	213,257
Hongkong Land Holdings Ltd.	11,400	86,077
Link REIT/The	30,000	185,075
Luk Fook Holdings International Ltd.	1,000	2,789
Melco International Development Ltd.	38,000	63,945
MGM China Holdings Ltd.	52,000	97,697
New World Development Co., Ltd.	9,000	10,434
PCCW Ltd.	75,000	45,831
Power Assets Holdings Ltd.	16,000	163,325
Samsonite International SA	29,100	101,259
Sands China Ltd.	14,800	61,201
SmarTone Telecommunications Holdings Ltd.	1,500	2,865
Sun Hung Kai Properties Ltd.	4,000	61,678
Wharf Holdings Ltd./The	18,000	125,655
Wheelock & Co., Ltd.	9,000	45,991
Wynn Macau Ltd.	24,400	52,731

		2,252,090

Italy - 1.4%
Davide Campari-Milano SpA	430	3,000
Enel SpA	52,367	236,564
Finmeccanica SpA †	19,712	234,142
Intesa Sanpaolo SpA	65,019	220,675
Luxottica Group SpA	718	45,475
Snam SpA	36,381	176,598

		916,454

	SHARES	VALUE (Note 4)
Japan - 34.2%
Activia Properties, Inc. REIT	4	$34,947
Advance Residence Investment Corp. REIT	35	83,956
Ajinomoto Co., Inc.	8,000	175,507
Alps Electric Co., Ltd.	8,700	209,490
ANA Holdings, Inc.	27,000	72,284
Aozora Bank Ltd.	9,000	31,901
Asahi Group Holdings Ltd.	6,300	199,763
Asics Corp.	2,100	57,146
Astellas Pharma, Inc.	47,900	784,837
Bandai Namco Holdings, Inc.	8,500	165,444
Bank of Yokohama Ltd./The	12,000	70,280
Bridgestone Corp.	2,800	112,112
Calbee, Inc.	3,700	160,625
Central Japan Railway Co.	2,700	487,943
Chugai Pharmaceutical Co., Ltd.	7,100	224,083
Coca-Cola East Japan Co., Ltd.	3,600	73,369
COLOPL, Inc.	4,900	105,628
Cosmos Pharmaceutical Corp.	300	46,879
Daicel Corp.	3,400	40,526
Daikin Industries Ltd.	2,200	147,079
Daito Trust Construction Co., Ltd.	3,600	401,997
Daiwa House Residential Investment Corp. REIT	16	34,908
Daiwa Office Investment Corp. REIT	8	43,248
Denso Corp.	800	36,468
Eisai Co., Ltd.	500	35,564
Electric Power Development Co., Ltd.	1,300	43,793
Ezaki Glico Co., Ltd.	2,500	101,067
Fuji Heavy Industries Ltd.	6,600	219,095
FUJIFILM Holdings Corp.	5,600	199,229
Fujitsu Ltd.	41,000	279,605
GLP J-Reit REIT	73	75,579
Haseko Corp.	16,900	164,622
Hino Motors Ltd.	11,000	156,515
HIS Co. Ltd.	2,200	77,257
Hitachi Ltd.	21,000	143,427
Hitachi Transport System Ltd.	200	3,025
Hokuhoku Financial Group, Inc.	64,000	142,661
Hoshizaki Electric Co., Ltd.	1,300	84,420
Hoya Corp.	11,100	444,381
Inpex Corp.	14,300	157,569
Iwatani Corp.	23,000	150,673
Japan Airlines Co., Ltd.	6,000	186,644
Japan Airport Terminal Co., Ltd.	3,400	205,619
Japan Hotel REIT Investment Corp. REIT	175	124,487
Japan Logistics Fund, Inc. REIT	22	45,720
JGC Corp.	3,000	59,572
JTEKT Corp.	11,400	177,743
Kaken Pharmaceutical Co., Ltd.	3,000	86,729
Kao Corp.	12,500	624,176
KDDI Corp.	17,400	393,110
Keihan Electric Railway Co., Ltd.	23,000	139,974
Keio Corp.	5,000	39,160
Keisei Electric Railway Co., Ltd.	8,000	99,292
Kenedix Office Investment Corp. REIT	9	49,383
Kewpie Corp.	3,200	77,864
Keyence Corp.	1,000	545,697
Kikkoman Corp.	4,000	126,837

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Japan - 34.2% (continued)
Koito Manufacturing Co., Ltd.	2,900	$87,199
Komatsu Ltd.	7,000	137,219
Komeri Co., Ltd.	100	2,355
Kose Corp.	700	38,606
LIXIL Group Corp.	5,600	132,528
M3, Inc.	10,200	216,392
Mabuchi Motor Co., Ltd.	3,400	179,866
Mazda Motor Corp.	5,800	117,519
MEIJI Holdings Co., Ltd.	1,500	182,715
Minebea Co., Ltd.	8,000	125,828
Mitsubishi Electric Corp.	16,000	189,944
Mitsubishi UFJ Financial Group, Inc.	40,600	251,453
Mitsui & Co., Ltd.	20,100	269,183
Mixi, Inc.	3,700	149,569
Mori Trust Sogo Reit, Inc. REIT	37	76,601
Murata Manufacturing Co., Ltd.	3,100	425,752
Nagoya Railroad Co., Ltd.	29,000	115,799
NGK Insulators Ltd.	7,000	149,146
NGK Spark Plug Co., Ltd.	1,300	34,897
NH Foods Ltd.	2,000	46,087
Nidec Corp.	5,800	385,014
Nippon Accommodations Fund, Inc. REIT	11	41,767
Nippon Paint Holdings Co., Ltd.	9,000	329,011
Nippon Prologis REIT, Inc. REIT	90	198,123
Nippon Shinyaku Co., Ltd.	2,000	72,706
Nippon Telegraph & Telephone Corp.	8,700	537,060
Nissan Motor Co., Ltd.	6,000	61,023
Nissin Foods Holdings Co., Ltd.	2,300	113,036
Nitori Holdings Co., Ltd.	2,800	189,542
Nitto Denko Corp.	600	40,064
NOK Corp.	2,200	66,149
Nomura Real Estate Master Fund, Inc. REIT	48	59,644
NSK Ltd.	5,000	72,978
Okasan Securities Group, Inc.	13,000	103,151
Olympus Corp. †	5,500	203,916
Omron Corp.	3,900	175,692
Ono Pharmaceutical Co., Ltd.	2,200	248,257
Oriental Land Co., Ltd.	3,200	242,298
Orix JREIT, Inc. REIT	28	40,103
Otsuka Holdings Co., Ltd.	5,800	181,445
Panasonic Corp.	21,100	277,086
Pigeon Corp.	800	67,227
Rakuten, Inc.	9,000	158,473
Renesas Electronics Corp. †	17,900	132,934
Resorttrust, Inc.	3,300	85,993
Santen Pharmaceutical Co., Ltd.	4,000	58,343
Seiko Epson Corp.	13,600	240,874
Seino Holdings Co., Ltd.	6,000	65,111
Shimano, Inc.	1,300	193,183
Shimizu Corp.	25,000	169,020
Shin-Etsu Chemical Co., Ltd.	2,500	163,220
Shionogi & Co., Ltd.	3,300	109,859
SMC Corp.	700	208,435
SoftBank Corp.	400	23,296
Sony Corp. †	15,100	403,829
Sotetsu Holdings, Inc.	9,000	41,688
Square Enix Holdings Co., Ltd.	8,900	190,441
Sumco Corp.	5,000	83,733

	SHARES	VALUE (Note 4)
Japan - 34.2% (continued)
Suntory Beverage & Food Ltd.	4,500	$192,686
Suruga Bank Ltd.	11,000	228,433
Suzuki Motor Corp.	4,800	144,164
Sysmex Corp.	2,500	138,617
Taisei Corp.	36,000	203,195
Taiyo Nippon Sanso Corp.	7,000	95,254
TDK Corp.	1,100	77,888
Tohoku Electric Power Co., Inc.	13,100	148,795
Tokai Tokyo Financial Holdings, Inc.	13,900	107,077
Tokio Marine Holdings, Inc.	1,700	64,170
Tokyo Gas Co., Ltd.	13,000	81,727
Tokyo Tatemono Co., Ltd.	4,000	29,305
Toray Industries, Inc.	5,000	41,850
Toyo Seikan Group Holdings Ltd.	3,000	43,880
Toyo Tire & Rubber Co., Ltd.	4,900	88,030
Toyota Motor Corp.	25,700	1,793,956
Tsuruha Holdings, Inc.	900	68,896
Unicharm Corp.	7,100	185,878
USS Co., Ltd.	4,900	84,670
West Japan Railway Co.	2,100	110,104
Yamaha Motor Co., Ltd.	4,900	118,044
Zenkoku Hosho Co., Ltd.	1,100	41,206

		22,311,116

Luxembourg - 0.2%
Altice SA †	1,360	147,083

Netherlands - 0.9%
ASML Holding NV	4,027	408,255
Heineken NV	2,091	159,599

		567,854

Norway - 0.2%
Gjensidige Forsikring ASA	4,061	70,069
Golar LNG Ltd.	70	1,747
Statoil ASA	1,779	31,455

		103,271

Portugal - 0.2%
EDP - Energias de Portugal SA	26,169	98,006
Jeronimo Martins SGPS SA	313	3,939

		101,945

Singapore - 0.8%
CapitaLand Ltd.	13,800	35,971
DBS Group Holdings Ltd.	2,900	43,001
Jardine Matheson Holdings Ltd.	3,200	202,212
Jardine Strategic Holdings Ltd.	500	17,465
Keppel Corp. Ltd.	3,000	19,656
Mapletree Commercial Trust REIT	20,000	23,318
Singapore Telecommunications Ltd.	10,000	31,910
Super Group Ltd.	102,000	110,477
Thai Beverage PCL	59,000	32,849

		516,859

Spain - 1.3%
Abertis Infraestructuras SA	2,967	53,627
EDP Renovaveis SA	6,197	42,594
Ferrovial SA	10,815	229,949

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

	SHARES	VALUE (Note 4)
Spain - 1.3% (continued)
Gas Natural SDG SA	4,011	$90,055
Iberdrola SA	49,748	320,803
Inditex SA	3,387	108,742

		845,770

Sweden - 3.7%
Assa Abloy AB, Class B	4,499	267,985
Atlas Copco AB, A Shares	9,439	305,575
Electrolux AB, Series B	4,052	115,759
Getinge AB, B Shares	138	3,410
Hennes & Mauritz AB, B Shares	3,205	129,859
ICA Gruppen AB	3,756	125,898
Investment AB Kinnevik, B Shares	4,637	154,794
Investor AB, B Shares	4,857	193,342
Skandinaviska Enskilda Banken AB, Class A	20,148	235,162
Skanska AB, B Shares	16,212	363,462
Svenska Handelsbanken AB, A Shares	3,242	146,008
Telefonaktiebolaget LM Ericsson, B Shares	17,992	225,889
Trelleborg AB, B Shares	6,703	132,585

		2,399,728

Switzerland - 7.0%
Actelion Ltd. †	3,318	382,677
EMS-Chemie Holding AG	718	291,967
Givaudan SA †	377	681,106
Novartis AG	22,516	2,222,340
Partners Group Holding AG	1,371	408,733
Schindler Holding AG	32	5,311
SGS SA	12	22,879
Swisscom AG	603	349,674
Syngenta AG	94	31,934
Wolseley PLC	75	4,433
Zurich Insurance Group AG †	532	179,817

		4,580,871

United Kingdom - 11.6%
Aggreko PLC	126	2,850
ARM Holdings PLC	1,727	28,049
Ashtead Group PLC	2,587	41,490
ASOS PLC †	898	48,067
Associated British Foods PLC	11,411	476,217
AstraZeneca PLC	16,797	1,152,584
Barclays PLC	13,606	49,111
Barratt Developments PLC	28,853	225,594
BG Group PLC	687	8,432
Booker Group PLC	21,103	45,472
BP PLC	740	4,797
British American Tobacco PLC	10,325	534,670
Bunzl PLC	3,162	85,727
Capita PLC	4,384	72,471
Compass Group PLC	4,990	86,623
Croda International PLC	111	4,502
Diageo PLC	1,887	52,146
Direct Line Insurance Group PLC	8,895	41,976
Dixons Carphone PLC	6,760	41,343
Experian PLC	1,092	18,076
Fiat Chrysler Automobiles NV †	4,113	66,771
Fresnillo PLC	272	2,747

	SHARES	VALUE (Note 4)
United Kingdom - 11.6% (continued)
G4S PLC	681	$2,985
GlaxoSmithKline PLC	126	2,901
Hikma Pharmaceuticals PLC	1,890	59,486
HSBC Holdings PLC	10,509	89,552
Imperial Tobacco Group PLC	8,407	368,784
Indivior PLC †	500	1,405
Intertek Group PLC	94	3,482
Kingfisher PLC	13,199	74,470
Legal & General Group PLC	45,149	185,939
London Stock Exchange Group PLC	947	34,442
Meggitt PLC	501	4,072
National Grid PLC	39,004	501,438
Next PLC	1,489	154,854
Prudential PLC	16,795	416,775
Randgold Resources Ltd.	40	2,773
Reckitt Benckiser Group PLC	500	42,953
Reed Elsevier NV	20,191	503,111
Royal Bank of Scotland Group PLC †	6,019	30,406
SABMiller PLC	13,011	681,539
Shire PLC	6,046	482,006
Sky PLC	451	6,635
Smith & Nephew PLC	3,009	51,308
Sports Direct International PLC †	6,364	57,195
SSE PLC	1,950	43,276
Tate & Lyle PLC	322	2,849
Tesco PLC	1,089	3,887
Unilever NV CVA	10,464	437,265
United Utilities Group PLC	6,524	90,209
Whitbread PLC	1,309	101,644
WM Morrison Supermarkets PLC	1,127	3,221

		7,530,577

TOTAL COMMON STOCKS (cost $59,461,937)		62,931,371

EXCHANGE-TRADED FUNDS (ETF) - 1.7%

United State - 1.7%
iShares MSCI EAFE ETF (1)
(cost $1,121,832)	17,631	1,131,381

MONEY MARKET FUNDS - 0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $536,020)	536,020	536,020

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.1% (cost $61,119,789)		64,598,772

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		586,164

NET ASSETS - 100.0%		$65,184,936

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,401,601	14.4%
Consumer Staples	8,262,048	12.7
Energy	930,570	1.4
Exchange-Traded Funds	1,131,381	1.7
Financials	10,937,346	16.8
Health Care	11,209,500	17.2
Industrials	8,199,643	12.6
Information Technology	5,123,575	7.9
Materials	2,861,318	4.4
Telecommunication Services	3,372,363	5.2
Utilities	2,633,407	4.0
Money Market Funds	536,020	0.8

Total Investments In Securities, At Value	64,598,772	99.1
Other Assets in Excess of Liabilities	586,164	0.9

Net Assets	$65,184,936	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

COMMON STOCKS - 95.1%	SHARES	VALUE (Note 4)
Consumer Discretionary - 12.5%
Amazon.com, Inc. †	2,312	$860,295
AutoZone, Inc. †	1,660	1,132,386
Bed Bath & Beyond, Inc. †	10,208	783,719
Chipotle Mexican Grill, Inc. †	1,659	1,079,246
Dollar Tree, Inc. †	13,270	1,076,794
Domino’s Pizza, Inc.	7,900	794,345
Expedia, Inc.	5,600	527,128
Home Depot, Inc./The	10,083	1,145,530
Lowe’s Cos., Inc.	8,700	647,193
Madison Square Garden Co./The, Class A †	2,300	194,695
McDonald’s Corp.	23,751	2,314,297
NIKE, Inc., Class B	10,758	1,079,350
O’Reilly Automotive, Inc. †	4,649	1,005,300
Panera Bread Co., Class A †	3,150	503,984
Polaris Industries, Inc.	500	70,550
Priceline Group, Inc./The †	468	544,822
Scripps Networks Interactive, Inc., Class A	9,466	648,989
Starbucks Corp.	10,710	1,014,237
Target Corp.	2,698	221,425
Time Warner, Inc.	3,667	309,642
TJX Cos., Inc./The	9,240	647,262
TripAdvisor, Inc. †	10,300	856,651
Viacom, Inc., Class B	6,113	417,518
Walt Disney Co./The	8,000	839,120
Yum! Brands, Inc.	12,063	949,599

		19,664,077

Consumer Staples - 20.5%
Altria Group, Inc.	41,427	2,072,179
Archer-Daniels-Midland Co.	9,855	467,127
Brown-Forman Corp., Class B	4,555	411,544
Church & Dwight Co., Inc.	15,271	1,304,449
Clorox Co./The	3,579	395,086
Coca-Cola Co./The	19,855	805,120
Colgate-Palmolive Co.	31,870	2,209,866
Costco Wholesale Corp.	14,923	2,260,760
CVS Health Corp.	8,719	899,888
Dr Pepper Snapple Group, Inc.	5,100	400,248
Estee Lauder Cos., Inc./The, Class A	15,456	1,285,321
General Mills, Inc.	13,854	784,136
Hershey Co./The	9,751	983,973
Hormel Foods Corp.	11,749	667,931
Kellogg Co.	1,576	103,937
Kimberly-Clark Corp.	17,750	1,901,202
Kroger Co./The	14,701	1,126,979
McCormick & Co., Inc.	11,780	908,356
Monster Beverage Corp. †	8,803	1,218,291
PepsiCo, Inc.	22,902	2,189,889
Philip Morris International, Inc.	21,108	1,590,066
Procter & Gamble Co./The	25,521	2,091,191
Reynolds American, Inc.	32,134	2,214,354
Sysco Corp.	33,344	1,258,069
Walgreens Boots Alliance, Inc.	8,655	732,905
Wal-Mart Stores, Inc.	25,611	2,106,505

		32,389,372

Energy - 0.1%
Exxon Mobil Corp.	2,332	198,220

	SHARES	VALUE (Note 4)
Financials - 14.1%
ACE Ltd. (Switzerland)	5,564	$620,330
Alleghany Corp. †	800	389,600
American Express Co.	4,400	343,728
Aon PLC (United Kingdom)	9,700	932,364
Arch Capital Group Ltd. †	6,900	425,040
Bank of Hawaii Corp.	18,263	1,117,878
BB&T Corp.	3,286	128,121
Chubb Corp./The	18,245	1,844,569
Commerce Bancshares, Inc.	4,515	191,075
Cullen/Frost Bankers, Inc.	8,176	564,798
Everest Re Group Ltd.	7,870	1,369,380
M&T Bank Corp.	12,151	1,543,177
Markel Corp. †	2,100	1,614,816
Marsh & McLennan Cos., Inc.	13,807	774,435
New York Community Bancorp, Inc.	76,278	1,276,131
Northern Trust Corp.	8,674	604,144
People’s United Financial, Inc.	74,716	1,135,683
PNC Financial Services Group, Inc./The	6,300	587,412
Progressive Corp./The	17,526	476,707
RenaissanceRe Holdings Ltd.	9,300	927,489
Signature Bank †	2,300	298,034
Travelers Cos., Inc./The	16,543	1,788,795
US Bancorp	36,116	1,577,186
Wells Fargo & Co.	33,100	1,800,640

		22,331,532

Health Care - 16.4%
Abbott Laboratories	12,002	556,053
AbbVie, Inc.	16,100	942,494
Aetna, Inc.	13,432	1,430,911
Alexion Pharmaceuticals, Inc. †	5,300	918,490
AmerisourceBergen Corp.	11,223	1,275,718
Anthem, Inc.	1,800	277,938
Baxter International, Inc.	5,885	403,122
Becton Dickinson and Co.	3,902	560,288
Bristol-Myers Squibb Co.	23,257	1,500,077
Cardinal Health, Inc.	4,424	399,354
Celgene Corp. †	286	32,970
Centene Corp. †	9,400	664,486
Cerner Corp. †	1,797	131,648
CR Bard, Inc.	5,104	854,154
Edwards Lifesciences Corp. †	5,469	779,114
Eli Lilly & Co.	31,628	2,297,774
Express Scripts Holding Co. †	1,500	130,155
Health Net, Inc. †	8,300	502,067
Henry Schein, Inc. †	2,238	312,470
Humana, Inc.	2,300	409,446
IDEXX Laboratories, Inc. †	783	120,958
Intuitive Surgical, Inc. †	800	404,024
Johnson & Johnson	22,093	2,222,556
Laboratory Corp of America Holdings †	4,517	569,549
McKesson Corp.	2,261	511,438
Medtronic PLC (Ireland)	16,131	1,258,057
Merck & Co., Inc.	17,385	999,290
Pfizer, Inc.	46,470	1,616,691
Stryker Corp.	17,409	1,605,980
UnitedHealth Group, Inc.	17,378	2,055,644

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Health Care - 16.4% (continued)
Zimmer Holdings, Inc.	1,077	$126,569

		25,869,485

Industrials - 8.8%
3M Co.	13,346	2,201,423
Boeing Co./The	600	90,048
Cintas Corp.	4,682	382,192
Danaher Corp.	4,349	369,230
Equifax, Inc.	3,815	354,795
Fastenal Co.	4,600	190,601
FedEx Corp.	3,300	545,985
General Dynamics Corp.	4,385	595,176
Honeywell International, Inc.	2,469	257,541
Lockheed Martin Corp.	5,300	1,075,688
MSC Industrial Direct Co., Inc., Class A	735	53,067
Northrop Grumman Corp.	1,654	266,228
Raytheon Co.	6,945	758,741
Republic Services, Inc.	9,694	393,189
Spirit Airlines, Inc. †	3,500	270,760
Stericycle, Inc. †	16,806	2,360,066
Union Pacific Corp.	4,600	498,226
United Parcel Service, Inc., Class B	6,239	604,809
United Technologies Corp.	4,037	473,136
Waste Connections, Inc.	4,300	207,002
Waste Management, Inc.	34,990	1,897,508

		13,845,411

Information Technology - 10.3%
Accenture PLC, Class A (Ireland)	10,260	961,259
Amdocs Ltd.	500	27,200
Apple, Inc.	1,700	211,531
Autodesk, Inc. †	5,391	316,128
Automatic Data Processing, Inc.	6,071	519,920
F5 Networks, Inc. †	4,918	565,275
FactSet Research Systems, Inc.	7,520	1,197,184
Gartner, Inc. †	9,200	771,420
Google, Inc., Class A †	1,248	692,266
Hewlett-Packard Co.	3,700	115,292
Intel Corp.	19,388	606,263
International Business Machines Corp.	6,030	967,815
Intuit, Inc.	15,513	1,504,141
Jack Henry & Associates, Inc.	1,800	125,802
Linear Technology Corp.	16,666	779,969
LinkedIn Corp., Class A †	1,500	374,790
MasterCard, Inc., Class A	2,160	186,602
Microsoft Corp.	25,465	1,035,280
NetApp, Inc.	8,228	291,765
Palo Alto Networks, Inc. †	4,600	671,968
Paychex, Inc.	30,150	1,495,892
QUALCOMM, Inc.	700	48,538
Splunk, Inc. †	5,100	301,920
Teradata Corp. †	3,229	142,528
Texas Instruments, Inc.	3,934	224,966
Visa, Inc., Class A	29,396	1,922,792
VMware, Inc., Class A †	1,833	150,324
Workday, Inc., Class A †	500	42,205

		16,251,035

	SHARES	VALUE (Note 4)
Materials - 1.1%
International Flavors & Fragrances, Inc.	1,127	$132,310
PPG Industries, Inc.	2,500	563,850
Sherwin-Williams Co./The	3,670	1,044,115

		1,740,275

Telecommunication Services - 2.2%
AT&T, Inc.	49,064	1,601,940
Verizon Communications, Inc. (NYSE)	37,602	1,828,585

		3,430,525

Utilities - 9.1%
AGL Resources, Inc.	7,400	367,410
American Electric Power Co., Inc.	15,879	893,194
American Water Works Co., Inc.	24,032	1,302,775
Aqua America, Inc.	19,200	505,920
Atmos Energy Corp.	11,600	641,480
Consolidated Edison, Inc.	16,130	983,930
Dominion Resources, Inc.	10,826	767,239
DTE Energy Co.	3,510	283,222
Duke Energy Corp.	11,044	847,958
NextEra Energy, Inc.	10,575	1,100,329
NiSource, Inc.	1,721	75,999
Pinnacle West Capital Corp.	3,094	197,242
Public Service Enterprise Group, Inc.	23,475	984,072
Questar Corp.	10,258	244,756
Sempra Energy	12,921	1,408,647
Southern Co./The	37,837	1,675,422
UGI Corp.	1,112	36,240
Vectren Corp.	27,300	1,205,022
Wisconsin Energy Corp.	6,866	339,867
Xcel Energy, Inc.	14,091	490,508

		14,351,232

TOTAL COMMON STOCKS (cost $119,425,622)		150,071,164

MONEY MARKET FUNDS - 4.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (2)(a)
(cost $6,977,566)	6,977,566	6,977,566

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.5% (cost $126,403,188)		157,048,730

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (b)		723,415

NET ASSETS - 100.0%		$157,772,145

All securities are United States companies, unless noted otherwise in parentheses.

†	Non-income producing security.
(a)	Represents annualized seven-day yield as of the close of the reporting period.
(b)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

NYSE - New York Stock Exchange

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
53	Goldman Sachs	S&P 500 E-Mini Futures	6/2015	$5,432,819	$5,461,120	$28,301

Cash held as collateral at Goldman Sachs for futures contracts was $177,263 at March 31, 2015.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

COMMON STOCKS - 91.9%	SHARES	VALUE (Note 4)
Australia - 17.2%
AGL Energy Ltd.	30,151	$348,570
Amcor Ltd.	12,922	137,683
APA Group	20,729	142,576
ASX Ltd.	2,877	90,515
Aurizon Holdings Ltd.	18,076	66,533
Australia & New Zealand Banking Group Ltd.	1,702	47,350
Bendigo & Adelaide Bank Ltd.	2,797	26,652
BHP Billiton Ltd.	4,917	114,291
Boral Ltd.	14,636	70,947
Brambles Ltd.	40,110	350,770
Caltex Australia Ltd.	6,552	173,886
Coca-Cola Amatil Ltd.	9,368	76,699
Cochlear Ltd.	2,349	161,486
Commonwealth Bank of Australia	1,776	125,973
Crown Resorts Ltd.	2,043	20,736
CSL Ltd.	2,708	189,458
Flight Centre Travel Group Ltd.	4,252	127,975
Incitec Pivot Ltd.	17,862	55,171
Insurance Australia Group Ltd.	29,734	137,638
Metcash Ltd.	139,720	164,397
National Australia Bank Ltd.	3,694	108,139
Newcrest Mining Ltd. †	1,601	16,147
Orica Ltd.	4,865	73,876
Ramsay Health Care Ltd.	5,526	282,134
Sonic Healthcare Ltd.	14,967	232,526
Suncorp Group Ltd.	8,268	84,785
Sydney Airport	18,501	72,805
Tatts Group Ltd.	72,906	220,568
Telstra Corp. Ltd.	87,651	420,765
Toll Holdings Ltd.	6,039	40,631
Transurban Group	20,147	145,882
Wesfarmers Ltd.	12,485	416,923
Westpac Banking Corp.	2,508	74,967
Woodside Petroleum Ltd.	5,279	138,304
Woolworths Ltd.	17,471	391,246
WorleyParsons Ltd.	14,168	102,537

		5,451,541

Belgium - 1.5%
Belgacom SA	6,096	213,289
Delhaize Group SA	2,487	223,432
Umicore SA	954	39,844

		476,565

Canada - 15.4%
Agnico Eagle Mines Ltd. (1)	2,829	78,601
Agrium, Inc. (1)	1,300	135,486
Alimentation Couche-Tard, Inc., Class B (1)	9,091	362,262
Bank of Montreal (1)	2,703	161,982
Bank of Nova Scotia/The (1)	3,380	169,567
Barrick Gold Corp. (1)	6,333	69,253
BCE, Inc. (1)	9,146	387,200
Canadian Imperial Bank of Commerce (1)	3,183	230,755
Canadian National Railway Co. (1)	2,422	162,200
Canadian Natural Resources Ltd. (1)	500	15,325
Canadian Oil Sands Ltd. (1)	4,900	38,107
Canadian Tire Corp. Ltd., Class A (1)	588	59,903
Dollarama, Inc. (1)	4,800	268,319

	SHARES	VALUE (Note 4)
Canada - 15.4% (continued)
Eldorado Gold Corp. (1)	24,559	$112,659
Enbridge, Inc. (1)	1,142	55,046
Fortis, Inc. (1)	500	15,230
Franco-Nevada Corp. (1)	2,055	99,590
Goldcorp, Inc. (1)	4,669	84,492
Husky Energy, Inc. (1)	5,900	120,418
Imperial Oil Ltd. (1)	5,871	234,321
Intact Financial Corp. (1)	3,904	294,122
Loblaw Cos., Ltd. (1)	2,096	102,471
Metro, Inc. (1)	9,822	266,149
National Bank of Canada (1)	5,046	184,223
Potash Corp of Saskatchewan, Inc. (1)	2,340	75,435
Power Financial Corp. (1)	800	23,680
Rogers Communications, Inc., Class B (1)	3,237	108,364
Royal Bank of Canada (1)	4,402	264,978
Saputo, Inc. (1)	3,300	90,698
Shaw Communications, Inc., Class B (1)	2,904	65,163
Silver Wheaton Corp. (1)	9,452	179,555
Toronto-Dominion Bank/The (1)	5,898	252,442
TransCanada Corp. (1)	1,197	51,186
Vermilion Energy, Inc. (1)	700	29,430
Yamana Gold, Inc. (1)	10,571	37,892

		4,886,504

Colombia - 0.1%
Pacific Rubiales Energy Corp. (1)	10,556	25,170

Denmark - 1.7%
Coloplast A/S, Class B	3,086	233,132
DSV A/S	2,449	76,112
Novo Nordisk A/S, Class B	4,010	214,069
Novozymes A/S, B Shares	140	6,391

		529,704

Finland - 0.7%
Fortum OYJ	4,716	98,801
Kone OYJ, Class B	1,603	71,077
Sampo OYJ, A Shares	796	40,149

		210,027

France - 4.6%
Air Liquide SA	37	4,763
AtoS	474	32,628
Cie Generale des Etablissements Michelin	282	28,044
Danone SA	4,618	311,289
Dassault Systemes	2,643	178,864
Essilor International SA	289	33,182
Iliad SA	455	106,251
L’Oreal SA	1,386	255,288
Pernod Ricard SA	898	106,181
Sanofi	751	74,168
SCOR SE	2,005	67,624
SES SA FDR	361	12,798
Sodexo SA	910	88,755
TOTAL SA	3,147	156,428

		1,456,263

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Germany - 2.9%
adidas AG	610	$48,168
Bayer AG	871	130,315
Beiersdorf AG	3,124	270,881
Deutsche Post AG	1,190	37,074
E.ON SE	782	11,627
Fresenius Medical Care AG & Co. KGaA	1,716	142,637
Hannover Rueck SE	529	54,664
Hugo Boss AG	510	61,961
Merck KGaA	458	51,258
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	102	21,918
SAP SE	1,098	79,361

		909,864

Hong Kong - 3.8%
BOC Hong Kong Holdings Ltd.	21,500	76,679
CLP Holdings Ltd.	27,000	235,984
Hang Seng Bank Ltd.	14,700	266,053
Hong Kong & China Gas Co., Ltd.	107,690	249,361
MGM China Holdings Ltd.	11,200	21,042
Power Assets Holdings Ltd.	29,000	296,028
SJM Holdings Ltd.	54,000	70,528

		1,215,675

Italy - 0.6%
Eni SpA	575	9,952
Luxottica Group SpA	2,742	173,667

		183,619

Japan - 15.2%
Ajinomoto Co., Inc.	1,000	21,938
Asahi Group Holdings Ltd.	1,400	44,392
Astellas Pharma, Inc.	13,000	213,004
Bandai Namco Holdings, Inc.	700	13,625
Benesse Holdings, Inc.	1,100	34,604
Bridgestone Corp.	400	16,016
Brother Industries Ltd.	700	11,122
Calbee, Inc.	3,700	160,625
Canon, Inc.	5,700	201,673
Chugai Pharmaceutical Co., Ltd.	4,800	151,492
Dai Nippon Printing Co., Ltd.	1,000	9,713
Daihatsu Motor Co., Ltd.	1,700	26,003
Dentsu, Inc.	300	12,834
Eisai Co., Ltd.	2,900	206,271
FamilyMart Co., Ltd.	3,300	138,265
GungHo Online Entertainment, Inc.	55,700	217,592
Hitachi Metals Ltd.	1,000	15,327
Hoya Corp.	2,500	100,086
Inpex Corp.	4,000	44,075
ITOCHU Corp.	1,300	14,068
Japan Airlines Co., Ltd.	4,200	130,650
Japan Tobacco, Inc.	1,800	56,907
JX Holdings, Inc.	21,800	83,879
Kakaku.com, Inc.	900	14,934
Kao Corp.	4,300	214,716
Konica Minolta, Inc.	4,300	43,578
Kuraray Co., Ltd.	1,300	17,602
Lawson, Inc.	900	62,388

	SHARES	VALUE (Note 4)
Japan - 15.2% (continued)
Mitsubishi Motors Corp.	4,600	$41,477
Mitsubishi Tanabe Pharma Corp.	300	5,147
NH Foods Ltd.	1,000	23,044
Nippon Express Co., Ltd.	12,000	67,048
Nitori Holdings Co., Ltd.	3,800	257,235
Nitto Denko Corp.	1,100	73,451
Nomura Research Institute Ltd.	1,700	63,869
NTT DOCOMO, Inc.	3,500	61,166
Omron Corp.	900	40,544
Ono Pharmaceutical Co., Ltd.	1,200	135,413
Osaka Gas Co., Ltd.	40,000	167,271
Otsuka Corp.	500	21,308
Otsuka Holdings Co., Ltd.	8,300	259,654
Sanrio Co., Ltd.	1,200	32,055
Santen Pharmaceutical Co., Ltd.	6,500	94,808
Secom Co., Ltd.	600	40,020
Seven & I Holdings Co., Ltd.	800	33,619
Shimamura Co., Ltd.	2,700	250,076
Shin-Etsu Chemical Co., Ltd.	800	52,230
Shiseido Co., Ltd.	600	10,644
Suzuki Motor Corp.	400	12,014
Sysmex Corp.	800	44,357
Takeda Pharmaceutical Co., Ltd.	1,000	49,918
Tokyo Gas Co., Ltd.	30,000	188,602
Toyo Suisan Kaisha Ltd.	5,000	175,912
Trend Micro, Inc.	3,200	105,442
Unicharm Corp.	1,200	31,416
West Japan Railway Co.	700	36,701
Yamato Holdings Co., Ltd.	7,200	165,950

		4,817,770

Netherlands - 1.1%
Koninklijke Ahold NV	16,757	330,211
Randstad Holding NV	201	12,185

		342,396

Norway - 1.2%
Orkla ASA	5,852	44,167
Statoil ASA	5,809	102,711
Telenor ASA	11,356	229,169
Yara International ASA	330	16,755

		392,802

Singapore - 3.2%
DBS Group Holdings Ltd.	9,000	133,451
Golden Agri-Resources Ltd.	139,000	43,015
Keppel Corp. Ltd.	2,000	13,104
Oversea-Chinese Banking Corp. Ltd.	10,000	77,004
Singapore Telecommunications Ltd.	146,000	465,892
United Overseas Bank Ltd.	2,000	33,524
Wilmar International Ltd.	100,000	237,398

		1,003,388

Spain - 1.0%
Enagas SA	1,116	31,912
Gas Natural SDG SA	621	13,943
Iberdrola SA	12,590	81,187
Inditex SA	4,730	151,860

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Spain - 1.0% (continued)
Telefonica SA	3,067	$43,642

		322,544

Sweden - 3.4%
Boliden AB	4,866	96,393
Elekta AB, B Shares	3,700	33,260
Hennes & Mauritz AB, B Shares	8,294	336,054
Svenska Cellulosa AB SCA, Class B	3,372	77,485
Swedish Match AB	6,532	192,059
Tele2 AB, B Shares	5,633	67,375
TeliaSonera AB	46,084	292,849

		1,095,475

Switzerland - 5.9%
Kuehne + Nagel International AG	2,322	344,751
Nestle SA	4,807	361,979
Novartis AG	3,246	320,382
Roche Holding AG	701	192,629
SGS SA	71	135,370
Swiss Re AG	2,641	254,745
Swisscom AG	229	132,795
Syngenta AG	36	12,230
Zurich Insurance Group AG †	385	130,131

		1,885,012

United Kingdom - 12.0%
Aggreko PLC	562	12,713
Associated British Foods PLC	6,170	257,494
AstraZeneca PLC	3,019	207,159
BP PLC	15,556	100,837
British American Tobacco PLC	2,943	152,400
Burberry Group PLC	2,556	65,639
Centrica PLC	66,140	247,384
Compass Group PLC	11,100	192,688
Diageo PLC	926	25,589
easyJet PLC	547	15,224
Experian PLC	561	9,286
GlaxoSmithKline PLC	4,957	114,110
HSBC Holdings PLC	8,431	71,844
Imperial Tobacco Group PLC	2,019	88,566
Indivior PLC †	3,113	8,748
J Sainsbury PLC	42,531	163,209
Marks & Spencer Group PLC	4,636	36,666
National Grid PLC	20,399	262,251
Next PLC	481	50,023
Pearson PLC	795	17,111
Reckitt Benckiser Group PLC	3,113	267,424
Rexam PLC	7,815	66,977
Rio Tinto Ltd.	1,051	45,540
Royal Dutch Shell PLC, A Shares	4,281	127,305
Royal Mail PLC	2,335	15,145
SABMiller PLC	623	32,634
Sage Group PLC/The	3,363	23,231
Shire PLC	288	22,960
Sky PLC	13,247	194,890
Smith & Nephew PLC	14,510	247,418
SSE PLC	9,272	205,773
Tate & Lyle PLC	5,428	48,022

	SHARES	VALUE (Note 4)
United Kingdom - 12.0% (continued)
Unilever NV CVA	4,882	$204,007
United Utilities Group PLC	2,762	38,191
Whitbread PLC	1,298	100,790
WM Morrison Supermarkets PLC	19,883	56,824

		3,796,072

United States - 0.4%
Thomson Reuters Corp. (1)	3,338	135,333

TOTAL COMMON STOCKS (cost $28,071,035)		29,135,724

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA (cost $133,153)	1,444	169,614

EXCHANGE-TRADED FUNDS (ETF) - 6.6%

United States - 6.6%
iShares MSCI EAFE ETF (1) (cost $2,011,690)	32,433	2,081,225

RIGHTS - 0.0% (a)

Spain - 0.0% (a)
Telefonica SA † (cost $—)	3,067	495

MONEY MARKET FUNDS—0.8%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (b)
(cost $266,455)	266,455	266,455

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 99.8% (cost $30,482,333)		31,653,513

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%		51,252

NET ASSETS - 100.0%		$31,704,765

†	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents annualized seven-day yield as of the close of the reporting period.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,244,618	10.2%
Consumer Staples	6,763,879	21.2
Energy	1,608,917	5.1
Exchange-Traded Funds	2,081,225	6.6
Financials	3,505,555	11.1
Health Care	4,051,096	12.8
Industrials	2,045,013	6.5
Information Technology	1,134,230	3.6
Materials	1,788,583	5.6
Telecommunication Services	2,529,252	8.0
Utilities	2,634,690	8.3
Money Market Funds	266,455	0.8

Total Investments In Securities, At Value	31,653,513	99.8
Other Assets in Excess of Liabilities	51,252	0.2

Net Assets	$31,704,765	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

COMMON STOCKS - 95.5%	SHARES	VALUE (Note 4)
Brazil - 10.7%
Ambev SA ADR (1)	186,600	$1,074,816
BRF SA (1)	21,100	417,564
CCR SA (1)	84,400	436,604
Cia Brasileira de Distribuicao ADR (1)	13,281	396,039
Cia de Saneamento Basico do Estado de Sao Paulo ADR (1)	84,142	456,050
Cia Energetica de Minas Gerais ADR (1)	87,302	357,065
Cia Paranaense de Energia ADR (1)	4,118	43,157
Cielo SA (1)	7,780	111,378
CPFL Energia SA ADR (1)(a)	18,084	230,028
EcoRodovias Infraestrutura e Logistica SA (1)	143,900	402,634
EDP—Energias do Brasil SA (1)	126,000	411,374
Gerdau SA ADR (1)	51,200	163,840
Localiza Rent a Car SA (1)	71,910	824,198
Natura Cosmeticos SA (1)	34,100	289,869
Odontoprev SA (1)	206,000	706,773
Qualicorp SA (1)†	76,600	551,540
Souza Cruz SA (1)	33,400	264,663
Telefonica Brasil SA ADR (1)(a)	24,535	375,140
Tim Participacoes SA ADR (1)	2,844	47,154
TOTVS SA (1)	13,800	158,472
Tractebel Energia SA (1)	76,100	847,423
Ultrapar Participacoes SA ADR (1)(a)	11,400	230,280
WEG SA (1)	64,790	649,006

		9,445,067

Chile - 5.2%
Banco de Chile (1)	4,439,112	497,508
Banco Santander Chile ADR (1)	26,493	574,368
Empresa Nacional de Electricidad SA ADR (1)(a)	11,200	504,560
Empresas COPEC SA (1)	57,222	665,223
Enersis SA ADR (1)	72,447	1,177,988
SACI Falabella (1)	89,427	684,070
Sociedad Quimica y Minera de Chile SA ADR (1)	28,078	512,424

		4,616,141

China - 2.5%
ANTA Sports Products Ltd.	64,000	116,867
China Mengniu Dairy Co., Ltd.	16,000	85,226
China Telecom Corp. Ltd., H Shares	122,000	77,996
ENN Energy Holdings Ltd.	44,000	270,176
Lenovo Group Ltd.	284,000	413,847
PetroChina Co., Ltd. ADR (1)	776	86,299
Sun Art Retail Group Ltd.	332,500	289,630
Tingyi Cayman Islands Holding Corp.	62,000	133,486
Tsingtao Brewery Co., Ltd., H Shares (a)	50,000	335,273
Want Want China Holdings Ltd.	59,000	62,786
ZHuzhou CSR Times Electric Co., Ltd., H Shares	44,000	289,429

		2,161,015

Hong Kong - 3.0%
China Mobile Ltd. ADR (1)	9,232	600,357
China Unicom Hong Kong Ltd. ADR (1)(a)	3,161	48,237
COSCO Pacific Ltd.	86,000	112,651

	SHARES	VALUE (Note 4)
Hong Kong - 3.0% (continued)
Guangdong Investment Ltd.	486,000	$637,326
Haier Electronics Group Co., Ltd.	79,000	206,790
Sino Biopharmaceutical Ltd.	1,016,000	1,027,870

		2,633,231

India - 0.8%
Dr. Reddy’s Laboratories Ltd. ADR (1)	8,493	484,950
Infosys Ltd. ADR (1)	7,400	259,592

		744,542

Indonesia - 3.8%
Bank Central Asia Tbk PT	280,000	317,338
Bank Mandiri Persero Tbk PT	60,700	57,888
Indofood Sukses Makmur Tbk PT	150,900	85,932
Kalbe Farma Tbk PT	5,732,800	817,953
Perusahaan Gas Negara Persero Tbk PT	1,916,400	702,414
Semen Indonesia Persero Tbk PT	754,000	786,108
Telekomunikasi Indonesia Persero Tbk PT ADR (1)	14,239	619,966

		3,387,599

Korea, Republic of - 12.3%
Amorepacific Corp.	305	921,553
Cheil Worldwide, Inc. †	37,664	815,939
Coway Co., Ltd.	1,122	92,346
Dongbu Insurance Co., Ltd.	9,911	441,303
E-Mart Co., Ltd.	170	35,634
Hyundai Department Store Co., Ltd.	1,879	251,898
Hyundai Glovis Co., Ltd.	3,154	641,191
Hyundai Marine & Fire Insurance Co., Ltd.	11,670	260,913
Hyundai Mobis Co., Ltd.	2,271	503,039
Hyundai Wia Corp.	340	43,298
Kangwon Land, Inc.	29,624	923,844
KEPCO Plant Service & Engineering Co., Ltd.	1,227	107,790
Kia Motors Corp.	12,648	513,988
Korea Aerospace Industries Ltd.	7,800	396,119
KT Corp. ADR (1)	25,821	337,739
KT&G Corp.	9,465	756,785
LG Chem Ltd.	1,793	363,965
LG Household & Health Care Ltd.	201	152,319
LG Uplus Corp.	67,109	664,837
Lotte Shopping Co., Ltd.	246	52,592
Orion Corp.	143	149,144
S-1 Corp.	5,828	440,329
Samsung C&T Corp.	998	53,354
Samsung Electronics Co., Ltd. GDR 144A (b)	594	385,756
Samsung Fire & Marine Insurance Co., Ltd.	3,599	867,169
Samsung Life Insurance Co., Ltd.	2,585	224,947
SK Hynix, Inc.	6,231	254,515
SK Telecom Co., Ltd. ADR (1)	6,728	183,069

		10,835,375

Malaysia - 14.4%
AMMB Holdings Bhd	264,100	453,010
Axiata Group Bhd	663,100	1,266,785
CIMB Group Holdings Bhd	257,100	431,603

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Malaysia - 14.4% (continued)
Dialog Group Bhd	188,600	$80,282
DiGi.Com Bhd	740,200	1,258,220
Gamuda Bhd	101,500	139,911
Genting Bhd	153,100	371,604
IHH Healthcare Bhd	433,700	703,510
IJM Corp. Bhd	259,700	504,538
IOI Corp. Bhd	402,600	498,948
Malayan Banking Bhd	491,700	1,238,761
Maxis Bhd	375,600	727,999
Petronas Gas Bhd	157,500	978,222
Public Bank Bhd	194,300	990,033
Sime Darby Bhd	306,400	766,876
Telekom Malaysia Bhd	623,400	1,220,550
Tenaga Nasional Bhd	289,400	1,120,493

		12,751,345

Mexico - 7.1%
Alfa SAB de CV, Class A (1)†	175,400	354,169
America Movil SAB de CV, Class L ADR (1)	5,676	116,131
Arca Continental SAB de CV (1)†	157,200	965,553
Coca-Cola Femsa SAB de CV ADR (1)	4,752	379,495
Genomma Lab Internacional SAB de CV, Class B (1)†	263,200	249,336
Gentera SAB de CV (1)†	25,800	46,463
Gruma SAB de CV, Class B (1)	53,300	676,632
Grupo Aeroportuario del Pacifico SAB de CV ADR (1)(a)	7,000	458,780
Grupo Financiero Banorte SAB de CV, Class O (1)	59,400	344,714
Grupo Financiero Inbursa SAB de CV, Class O (1)	161,800	408,597
Grupo Lala SAB de CV (1)	5,700	11,565
Kimberly-Clark de Mexico SAB de CV, Class A (1)	198,100	415,330
Mexichem SAB de CV (1)	109,100	284,954
Promotora y Operadora de Infraestructura SAB de CV (1)†	21,500	229,342
Wal-Mart de Mexico SAB de CV (1)	539,700	1,348,410

		6,289,471

Poland - 4.1%
Bank Pekao SA	11,114	538,432
Bank Zachodni WBK SA	4,173	379,494
Orange Polska SA	145,284	365,090
PGE Polska Grupa Energetyczna SA	228,641	1,256,170
Powszechna Kasa Oszczednosci Bank Polski SA	20,131	180,181
Powszechny Zaklad Ubezpieczen SA	7,219	931,442

		3,650,809

South Africa - 14.1%
Anglo American Platinum Ltd. †	4,409	107,935
Aspen Pharmacare Holdings Ltd. †	4,372	138,140
Barclays Africa Group Ltd.	2,086	31,791
Bidvest Group Ltd./The	24,728	668,894
Coronation Fund Managers Ltd.	17,554	141,888
Discovery Ltd.	5,654	58,028
FirstRand Ltd.	110,291	507,012

	SHARES	VALUE (Note 4)
South Africa - 14.1% (continued)
Foschini Group Ltd./The	6,703	$99,660
Gold Fields Ltd. ADR (1)	38,932	156,117
Kumba Iron Ore Ltd.	8,067	103,586
Life Healthcare Group Holdings Ltd.	184,202	641,556
Mediclinic International Ltd.	16,125	161,891
Mr Price Group Ltd.	51,256	1,096,269
MTN Group Ltd.	54,242	914,366
Naspers Ltd., N Shares	1,036	158,913
Nedbank Group Ltd.	29,507	577,910
Netcare Ltd.	250,190	857,973
RMB Holdings Ltd.	121,057	696,360
Sanlam Ltd.	34,051	219,452
Sasol Ltd. ADR (1)	15,999	544,606
Shoprite Holdings Ltd.	77,293	1,045,013
SPAR Group Ltd./The	18,028	279,955
Standard Bank Group Ltd.	65,673	907,530
Telkom SA SOC Ltd. †	24,297	158,478
Tiger Brands Ltd.	16,755	421,597
Truworths International Ltd.	80,708	585,828
Vodacom Group Ltd.	63,519	693,809
Woolworths Holdings Ltd.	64,766	459,173

		12,433,730

Taiwan - 11.9%
Advanced Semiconductor Engineering, Inc.	366,000	495,613
Asustek Computer, Inc.	68,000	683,604
Cheng Shin Rubber Industry Co., Ltd.	16,000	36,727
China Development Financial Holding Corp.	464,000	160,637
China Steel Corp.	132,359	109,878
Chunghwa Telecom Co., Ltd. ADR (1)	12,163	390,067
CTBC Financial Holding Co., Ltd.	111,995	74,339
Eva Airways Corp. †	117,000	85,799
Far EasTone Telecommunications Co., Ltd. †	302,000	728,559
Foxconn Technology Co., Ltd.	297,717	798,247
Hon Hai Precision Industry Co., Ltd.	187,600	549,132
Inventec Corp.	102,000	73,662
Kinsus Interconnect Technology Corp.	143,000	458,013
Lite-On Technology Corp.	344,716	445,929
MediaTek, Inc.	23,000	310,632
Mega Financial Holding Co., Ltd.	148,000	122,596
Pegatron Corp.	189,000	509,930
Pou Chen Corp.	192,000	268,281
President Chain Store Corp.	121,000	909,453
Quanta Computer, Inc.	69,000	166,542
Radiant Opto-Electronics Corp.	89,060	276,566
Realtek Semiconductor Corp.	62,442	198,882
Taishin Financial Holding Co., Ltd.	226,462	96,108
Taiwan Mobile Co., Ltd.	300,000	1,048,845
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (1)	42,956	1,008,607
Uni-President Enterprises Corp.	279,397	466,923
Wistron Corp.	32,928	27,940

		10,501,511

Thailand - 3.3%
Advanced Info Service PCL NVDR	68,800	499,992
Bangkok Dusit Medical Services PCL NVDR	1,136,600	687,225
BTS Group Holdings PCL NVDR	723,500	203,035

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

	SHARES	VALUE (Note 4)
Thailand - 3.3% (continued)
CP ALL PCL NVDR	172,100	$216,751
PTT Exploration & Production PCL NVDR	12,000	40,182
PTT PCL NVDR	70,800	702,324
Siam Cement PCL/The NVDR	29,300	460,958
Thai Oil PCL NVDR	58,000	92,572

		2,903,039

Turkey - 2.3%
BIM Birlesik Magazalar AS	47,853	847,793
Enka Insaat ve Sanayi AS	15,233	30,440
KOC Holding AS	19,156	87,134
Petkim Petrokimya Holding AS	219,564	291,718
Turk Hava Yollari AO †	39,542	130,442
Turk Telekomunikasyon AS	196,161	520,064
Turkcell Iletisim Hizmetleri AS †	23,106	118,513

		2,026,104

TOTAL COMMON STOCKS (cost $88,422,893)		84,378,979

PREFERRED STOCKS - 0.1%

Brazil - 0.1%
Cia Energetica de Sao Paulo, Series B (1)
(cost $151,410)	15,800	117,824

EXCHANGE-TRADED FUNDS (ETF) - 3.2%

United States - 3.2%
iShares MSCI Emerging Markets ETF (1)
(cost $2,663,157)	69,484	2,788,393

MONEY MARKET FUNDS - 0.7%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)
(cost $580,962)	580,962	580,962

SECURITIES LENDING COLLATERAL - 1.6%

Money Market Funds - 1.6%
Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank
BlackRock Liquidity Funds TempCash Portfolio - Series I, Institutional Shares, 0.070% (c)(d)
(cost $1,431,301)	1,431,301	1,431,301

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 101.1% (cost $93,249,723)		89,297,459

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.1%)		(967,148)

NET ASSETS - 100.0%		$88,330,311

†	Non-income producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,404,910; cash collateral of $1,431,301 was received with which the Fund purchased a money market fund.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$7,281,127	8.2%
Consumer Staples	13,934,140	15.8
Energy	2,361,486	2.7
Exchange-Traded Funds	2,788,393	3.2
Financials	12,777,814	14.5
Health Care	7,028,716	7.9
Industrials	8,092,947	9.2
Information Technology	7,586,859	8.5
Materials	3,341,482	3.8
Telecommunication Services	12,981,962	14.7
Utilities	9,110,270	10.3
Money Market Funds	580,962	0.7
Securities Lending Collateral	1,431,301	1.6

Total Investments In Securities, At Value	89,297,459	101.1
Liabilities in Excess of Other Assets	(967,148)	(1.1)

Net Assets	$88,330,311	100.0%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 89.9%	SHARES	VALUE (Note 4)
Australia - 1.9%
Asciano Ltd.	52,264	$251,337
ASX Ltd.	1,555	48,923
Australia & New Zealand Banking Group Ltd.	27,640	768,950
BHP Billiton Ltd.	25,910	602,253
BHP Billiton PLC	14,775	324,242
Computershare Ltd.	3,819	36,914
Dexus Property Group REIT	6,812	39,217
Federation Centres REIT	11,381	26,271
Goodman Group REIT	14,552	70,070
GPT Group/The REIT (Escrow) (3)†(a)	96,388	—
GPT Group/The REIT	14,949	51,923
Harvey Norman Holdings Ltd.	38,061	128,647
Lend Lease Group	36,770	464,427
Macquarie Group Ltd.	8,110	471,405
Mirvac Group REIT	30,051	45,885
National Australia Bank Ltd.	18,772	549,537
Newcrest Mining Ltd. †	6,113	61,653
Novion Property Group REIT	17,337	33,026
Qantas Airways Ltd. †	144,351	342,387
Scentre Group REIT	45,297	128,681
Stockland REIT	18,057	61,693
Telstra Corp. Ltd.	174,660	838,448
Westfield Corp. REIT	15,829	114,715
Westpac Banking Corp.	14,842	443,643

		5,904,247

Belgium - 0.5%
Belgacom SA	42,078	1,472,238

Canada - 2.4%
Alimentation Couche-Tard, Inc., Class B (1)	7,800	310,818
Bank of Montreal (1)	5,180	310,420
Bank of Nova Scotia/The (1)	3,199	160,487
Brookfield Asset Management, Inc., Class A (1)	4,802	256,829
Canadian Imperial Bank of Commerce (1)	5,300	384,230
Canadian National Railway Co. (1)	3,800	254,483
Canadian Natural Resources Ltd. (1)	14,300	438,298
Canadian Pacific Railway Ltd. (1)	1,200	219,715
Canadian Tire Corp. Ltd., Class A (1)	1,100	112,063
CI Financial Corp. (1)	1,200	33,549
Crescent Point Energy Corp. (1)	3,000	66,890
Dollarama, Inc. (1)	8,200	458,379
Encana Corp. (1)	21,400	238,914
Enerplus Corp. (1)	17,151	173,873
Fairfax Financial Holdings Ltd. (1)	200	112,116
Finning International, Inc. (1)	11,200	208,339
Great-West Lifeco, Inc. (1)	2,245	64,910
IGM Financial, Inc. (1)	800	28,430
Kinross Gold Corp. (1)†	93,900	208,329
Magna International, Inc. (1)	11,868	634,465
Manulife Financial Corp. (1)	17,400	295,507
National Bank of Canada (1)	3,800	138,733
Power Corp. of Canada (1)	2,746	72,674
RioCan Real Estate Investment Trust REIT (1)	2,100	48,034

	SHARES	VALUE (Note 4)
Canada - 2.4% (continued)
Royal Bank of Canada (1)	5,424	$326,498
Suncor Energy, Inc. (1)	38,982	1,139,097
Toronto-Dominion Bank/The (1)	7,124	304,916
Valeant Pharmaceuticals International, Inc. (1)†	2,574	508,500

		7,509,496

Denmark - 1.0%
Novo Nordisk A/S, Class B	7,055	376,623
Pandora A/S	26,043	2,371,087
TDC A/S	39,926	286,068

		3,033,778

Finland - 0.7%
Fortum OYJ	20,807	435,911
Nokia OYJ	130,414	994,375
Orion OYJ, Class B	20,742	584,668

		2,014,954

France - 3.8%
Cie de Saint-Gobain	9,312	408,865
Cie Generale des Etablissements Michelin	6,074	604,029
CNP Assurances	32,506	569,721
GDF Suez	46,886	925,672
Klepierre REIT	1,740	85,445
Lagardere SCA	23,569	708,376
Natixis SA	79,251	593,637
Orange SA	109,921	1,765,283
Peugeot SA †	51,080	853,833
Sanofi	12,659	1,250,191
SCOR SE	6,788	228,944
Societe Generale SA	20,121	971,482
Thales SA	6,355	352,591
TOTAL SA	12,094	601,156
Unibail-Rodamco SE REIT	1,072	289,479
Valeo SA	1,673	249,537
Vivendi SA †	46,150	1,145,802

		11,604,043

Germany - 2.7%
Allianz SE	1,649	286,294
Bayer AG	5,583	835,305
Commerzbank AG †	8,181	112,417
Deutsche Boerse AG	1,565	127,718
Deutsche Post AG	23,873	743,761
E.ON SE	65,108	968,086
Fresenius SE & Co. KGaA	5,283	314,954
Hannover Rueck SE	5,525	570,924
Infineon Technologies AG	32,598	387,816
Merck KGaA	3,984	445,881
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,761	808,172
OSRAM Licht AG	24,501	1,212,872
Telefonica Deutschland Holding AG †	58,391	335,773
TUI AG	11,631	204,055
United Internet AG	20,473	929,254

		8,283,282

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 1.2%
AIA Group Ltd.	94,600	$593,945
ASM Pacific Technology Ltd.	1,882	19,589
Cheung Kong Infrastructure Holdings Ltd.	4,749	40,788
CK Hutchison Holdings Ltd.	33,201	678,314
First Pacific Co., Ltd.	18,000	17,957
Hong Kong Exchanges and Clearing Ltd.	9,069	222,302
Hysan Development Co., Ltd.	105,823	463,854
Li & Fung Ltd.	164,000	160,147
Link REIT/The	18,829	116,159
MTR Corp. Ltd.	18,500	87,992
New World Development Co., Ltd.	42,173	48,893
NWS Holdings Ltd.	12,500	20,820
PCCW Ltd.	32,406	19,802
Sino Land Co., Ltd.	346,000	564,199
Swire Pacific Ltd., Class A	5,318	72,391
Wheelock & Co., Ltd.	15,000	76,651
Yue Yuen Industrial Holdings Ltd.	150,123	531,201

		3,735,004

Ireland - 0.1%
Medtronic PLC (1)	4,719	368,035

Italy - 1.2%
Assicurazioni Generali SpA	10,295	202,422
Atlantia SpA	11,543	303,123
Enel SpA	174,944	790,297
Finmeccanica SpA †	57,083	678,040
Mediobanca SpA	16,365	156,572
Snam SpA	69,217	335,989
UniCredit SpA	184,122	1,248,585

		3,715,028

Japan - 7.9%
Aeon Mall Co., Ltd.	1,100	21,783
Alfresa Holdings Corp.	18,000	253,644
Asahi Kasei Corp.	44,000	420,183
Astellas Pharma, Inc.	34,700	568,556
Bandai Namco Holdings, Inc.	13,400	260,818
Brother Industries Ltd.	30,300	481,402
Canon, Inc.	5,245	185,575
Central Japan Railway Co.	3,200	578,303
Dai Nippon Printing Co., Ltd.	21,000	203,976
Daito Trust Construction Co., Ltd.	686	76,603
Daiwa House Industry Co., Ltd.	4,151	81,817
Daiwa Securities Group, Inc.	13,000	102,335
East Japan Railway Co.	2,512	201,297
Fuji Heavy Industries Ltd.	10,033	333,058
FUJIFILM Holdings Corp.	32,144	1,143,573
Fujitsu Ltd.	136,115	928,255
Hakuhodo DY Holdings, Inc.	65,000	691,034
Hitachi High-Technologies Corp.	9,258	281,743
Hoya Corp.	22,206	889,002
Hulic Co., Ltd.	2,600	29,214
Japan Airlines Co., Ltd.	14,100	438,612
Japan Real Estate Investment Corp. REIT	10	47,036
Japan Retail Fund Investment Corp. REIT	19	37,755
JTEKT Corp.	11,488	179,115
Kao Corp.	1,900	94,875

	SHARES	VALUE (Note 4)
Japan - 7.9% (continued)
Kobe Steel Ltd.	48,759	$89,932
Konica Minolta, Inc.	71,800	727,646
Mabuchi Motor Co., Ltd.	2,200	116,384
Marubeni Corp.	29,300	169,398
Medipal Holdings Corp.	10,900	142,072
MEIJI Holdings Co., Ltd.	2,500	304,525
Mitsubishi Corp.	10,536	211,709
Mitsubishi Electric Corp.	36,000	427,373
Mitsubishi Estate Co., Ltd.	9,764	226,446
Mitsubishi Motors Corp.	18,800	169,515
Mitsubishi Tanabe Pharma Corp.	9,200	157,830
Mitsubishi UFJ Financial Group, Inc.	153,849	952,850
Mitsui Fudosan Co., Ltd.	7,598	223,138
NH Foods Ltd.	9,097	209,628
NHK Spring Co., Ltd.	16,600	172,691
Nippon Building Fund, Inc. REIT	12	58,950
Nippon Prologis REIT, Inc.	15	33,020
Nippon Telegraph & Telephone Corp.	3,448	212,849
Nippon Yusen KK	34,000	97,809
Nomura Holdings, Inc.	28,700	168,573
Nomura Real Estate Holdings, Inc.	1,700	30,616
NTT Data Corp.	3,300	143,327
NTT DOCOMO, Inc.	6,400	111,847
Oji Holdings Corp.	682	2,790
Omron Corp.	10,631	478,918
ORIX Corp.	12,290	172,688
Otsuka Corp.	6,600	281,260
Otsuka Holdings Co., Ltd.	9,500	297,195
Panasonic Corp.	61,800	811,560
Resona Holdings, Inc.	109,600	543,919
Ricoh Co., Ltd.	15,200	165,276
Rohm Co., Ltd.	9,600	655,996
Santen Pharmaceutical Co., Ltd.	24,500	357,353
Secom Co., Ltd.	3,800	253,461
Seiko Epson Corp.	22,800	403,819
Sekisui Chemical Co., Ltd.	28,000	363,300
Sekisui House Ltd.	5,000	72,600
Seven & I Holdings Co., Ltd.	5,130	215,579
Shimamura Co., Ltd.	2,600	240,814
Shionogi & Co., Ltd.	12,700	422,790
Sumitomo Heavy Industries Ltd.	207,000	1,354,671
Sumitomo Mitsui Financial Group, Inc.	15,349	587,937
Sumitomo Realty & Development Co., Ltd.	3,624	130,469
Suzuken Co., Ltd.	7,700	234,704
Suzuki Motor Corp.	12,100	363,414
Takashimaya Co., Ltd.	29,000	284,885
TDK Corp.	4,700	332,795
Tokyo Electric Power Co., Inc. †	73,170	276,945
Tokyo Electron Ltd.	1,400	97,109
Tokyo Gas Co., Ltd.	16,000	100,588
Tokyo Tatemono Co., Ltd.	4,000	29,305
Tokyu Corp.	15,000	92,802
Tokyu Fudosan Holdings Corp.	5,000	34,103
TOTO Ltd.	16,000	237,583
Toyo Suisan Kaisha Ltd.	4,000	140,729
Toyoda Gosei Co., Ltd.	6,400	142,868

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 7.9% (continued)
Toyota Motor Corp.	3,500	$244,313
United Urban Investment Corp. REIT	12	18,707
West Japan Railway Co.	2,000	104,861
Yamaha Corp.	6,600	115,252
Yamaha Motor Co., Ltd.	6,700	161,407

		24,512,457

Netherlands - 1.0%
Boskalis Westminster NV	13,053	643,364
Delta Lloyd NV	54,761	1,030,441
ING Groep NV CVA †	34,347	503,114
Koninklijke Ahold NV	36,709	723,383
Wolters Kluwer NV	7,985	260,748

		3,161,050

Singapore - 0.1%
Ascendas Real Estate Investment Trust REIT	16,478	31,081
CapitaCommercial Trust REIT	16,000	20,595
CapitaMall Trust REIT	19,494	31,208
Sembcorp Industries Ltd.	7,777	23,875
Singapore Exchange Ltd.	6,967	41,310
Singapore Technologies Engineering Ltd.	12,103	30,692
United Overseas Bank Ltd.	15,201	254,802
UOL Group Ltd.	3,340	18,589

		452,152

South Africa - 0.0% (b)
Investec PLC	16,447	136,404

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	27,526	277,999
Banco Santander SA	199,537	1,495,804
CaixaBank SA	45,560	216,066
Gas Natural SDG SA	46,096	1,034,953
Iberdrola SA	248,640	1,603,368
Red Electrica Corp. SA	2,839	230,849
Telefonica SA	15,597	221,938

		5,080,977

Sweden - 0.9%
Husqvarna AB, B Shares	120,631	873,801
Investment AB Kinnevik, B Shares	2,409	80,418
Investor AB, B Shares	3,849	153,216
Securitas AB, B Shares	15,055	216,136
Skandinaviska Enskilda Banken AB, Class A	41,856	488,532
Tele2 AB, B Shares	22,832	273,089
Telefonaktiebolaget LM Ericsson, B Shares	34,123	428,412
TeliaSonera AB	34,247	217,629

		2,731,233

Switzerland - 3.7%
ABB Ltd. †	17,869	379,073
Actelion Ltd. †	835	96,304
Aryzta AG †	4,398	269,609
Baloise Holding AG	1,693	223,742
Garmin Ltd. (1)	2,800	133,056

	SHARES	VALUE (Note 4)
Switzerland - 3.7% (continued)
Nestle SA	11,709	$881,716
Novartis AG	21,529	2,124,923
Roche Holding AG	9,791	2,690,489
Sika AG	107	383,108
Swiss Life Holding AG †	8,260	2,040,608
Swiss Re AG	11,436	1,103,093
TE Connectivity Ltd. (1)	14,200	1,017,004

		11,342,725

United Kingdom - 7.4%
3i Group PLC	16,669	119,105
Aon PLC (1)	7,000	672,840
Associated British Foods PLC	24,843	1,036,777
AstraZeneca PLC	11,156	765,508
Barclays PLC	148,105	534,589
BP PLC	93,442	605,706
British Land Co. PLC/The REIT	13,261	163,440
BT Group PLC	267,814	1,740,214
Croda International PLC	2,864	116,158
Delphi Automotive PLC (1)	7,800	621,972
Direct Line Insurance Group PLC	54,530	257,327
Dixons Carphone PLC	61,718	377,457
easyJet PLC	13,483	375,251
Fiat Chrysler Automobiles NV †	37,387	606,943
Friends Life Group Ltd.	11,689	71,560
GlaxoSmithKline PLC	24,172	556,438
Hammerson PLC REIT	10,329	101,722
HSBC Holdings PLC	29,211	248,919
IMI PLC	15,848	299,056
Imperial Tobacco Group PLC	3,219	141,206
International Consolidated Airlines Group SA †	18,439	165,211
ITV PLC	213,482	799,287
Kingfisher PLC	181,194	1,022,310
Land Securities Group PLC REIT	8,648	160,553
Lloyds Banking Group PLC †	156,323	181,200
Melrose Industries PLC	115,592	474,750
Next PLC	8,751	910,091
Persimmon PLC †	46,031	1,134,363
Persimmon PLC, Class B †	46,031	64,868
Randgold Resources Ltd.	1,514	104,954
Reckitt Benckiser Group PLC	8,186	703,223
Reed Elsevier NV	58,310	1,452,945
Rio Tinto PLC	10,392	428,534
Royal Bank of Scotland Group PLC †	53,762	271,590
Royal Dutch Shell PLC, A Shares	31,097	924,734
Royal Dutch Shell PLC, B Shares	19,975	622,228
Schroders PLC	1,029	48,745
Shire PLC	4,681	373,184
Sky PLC	56,676	833,817
Standard Chartered PLC	18,772	304,045
Travis Perkins PLC	45,208	1,305,293
Tullow Oil PLC	14,217	59,601
Unilever PLC	10,377	432,964
Vodafone Group PLC	168,874	552,611
Weir Group PLC/The	2,981	75,221

		22,818,510

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 51.8%
3M Co. (1)	5,300	$874,235
AbbVie, Inc. (1)	50,600	2,962,124
Actavis PLC (1)†	884	263,072
Aetna, Inc. (1)	16,400	1,747,092
Allstate Corp./The (1)	12,000	854,040
Altria Group, Inc. (1)	16,300	815,326
American Airlines Group, Inc. (1)	35,700	1,884,246
American Electric Power Co., Inc. (1)	27,300	1,535,625
American Tower Corp. REIT (1)	4,100	386,015
Ameriprise Financial, Inc. (1)	2,700	353,268
AmerisourceBergen Corp. (1)	1,000	113,670
Amgen, Inc. (1)	7,500	1,198,875
Anadarko Petroleum Corp. (1)	8,600	712,166
Annaly Capital Management, Inc. REIT (1)	14,918	155,147
Anthem, Inc. (1)	15,300	2,362,473
Apple, Inc. (1)	52,696	6,556,963
Archer-Daniels-Midland Co. (1)	45,500	2,156,700
Arrow Electronics, Inc. (1)†	8,400	513,660
Assurant, Inc. (1)	8,700	534,267
AT&T, Inc. (1)	38,897	1,269,987
AvalonBay Communities, Inc. REIT (1)	1,311	228,442
Avery Dennison Corp. (1)	11,000	582,010
Baker Hughes, Inc. (1)	3,500	222,530
Bank of America Corp. (1)	84,538	1,301,040
Bank of New York Mellon Corp./The (1)	10,400	418,496
Becton Dickinson and Co. (1)	132	18,967
Berkshire Hathaway, Inc., Class B (1)†	8,550	1,233,936
Best Buy Co., Inc. (1)	44,600	1,685,434
Biogen, Inc. (1)†	6,300	2,660,112
BlackRock, Inc. (1)	1,100	402,424
Boston Properties, Inc. REIT (1)	2,763	388,146
Bristol-Myers Squibb Co. (1)	1,400	90,300
Broadcom Corp., Class A (1)	51,100	2,212,374
Bunge Ltd. (1)	3,100	255,316
Capital One Financial Corp. (1)	4,000	315,280
Cardinal Health, Inc. (1)	16,900	1,525,563
Catamaran Corp. (1)†	1,600	95,251
Celgene Corp. (1)†	9,600	1,106,688
CF Industries Holdings, Inc. (1)	1,800	510,624
Chevron Corp. (1)	4,500	472,410
Cigna Corp. (1)	2,200	284,768
Citrix Systems, Inc. (1)†	7,000	447,090
Coca-Cola Co./The (1)	31,760	1,287,868
Cognizant Technology Solutions Corp., Class A (1)†	5,200	324,428
Comcast Corp., Class A (1)	13,500	762,345
Computer Sciences Corp. (1)	11,200	731,136
Corning, Inc. (1)	37,800	857,304
Crown Castle International Corp. REIT (1)	4,000	330,160
CSX Corp. (1)	18,000	596,160
Cummins, Inc. (1)	2,000	277,280
CVS Health Corp. (1)	30,100	3,106,621
Danaher Corp. (1)	7,100	602,790
Deere & Co. (1)	2,900	254,301
Delta Air Lines, Inc. (1)	25,800	1,159,968
DIRECTV (1)†	4,369	371,802
DISH Network Corp., Class A (1)†	1,100	77,066

	SHARES	VALUE (Note 4)
United States - 51.8% (continued)
Dollar General Corp. (1)†	8,800	$663,344
Dow Chemical Co./The (1)	25,200	1,209,096
Dr Pepper Snapple Group, Inc. (1)	4,000	313,920
DTE Energy Co. (1)	11,600	936,004
Duke Energy Corp. (1)	5,600	429,968
Dun & Bradstreet Corp./The (1)	700	89,852
Edison International (1)	10,456	653,186
Edwards Lifesciences Corp. (1)†	12,200	1,738,012
Electronic Arts, Inc. (1)†	33,800	1,987,947
Eli Lilly & Co. (1)	11,900	864,535
EMC Corp. (1)	18,400	470,304
Emerson Electric Co. (1)	5,700	322,734
Entergy Corp. (1)	7,300	565,677
EOG Resources, Inc. (1)	5,000	458,450
Equity Residential REIT (1)	3,548	276,247
Everest Re Group Ltd. (1)	5,500	957,000
Exxon Mobil Corp. (1)	19,589	1,665,065
Facebook, Inc., Class A (1)†	6,700	550,840
FedEx Corp. (1)	6,400	1,058,880
Fidelity National Information Services, Inc. (1)	15,800	1,075,348
Fiserv, Inc. (1)†	5,100	404,940
Flextronics International Ltd. (1)†	186,800	2,367,690
General Dynamics Corp. (1)	12,600	1,710,198
Gilead Sciences, Inc. (1)†	34,800	3,414,924
Google, Inc., Class C (1)†	2,202	1,206,696
HCP, Inc. REIT (1)	4,772	206,198
Health Care REIT, Inc. (1)	3,000	232,080
Hewlett-Packard Co. (1)	45,200	1,408,432
Home Depot, Inc./The (1)	19,100	2,169,951
Honeywell International, Inc. (1)	4,100	427,671
Hormel Foods Corp. (1)	14,200	807,270
Host Hotels & Resorts, Inc. REIT (1)	9,300	187,674
Humana, Inc. (1)	13,700	2,438,874
Illumina, Inc. (1)†	1,300	241,332
Intel Corp. (1)	53,700	1,679,199
International Business Machines Corp. (1)	4,223	677,791
International Paper Co. (1)	3,300	183,117
Johnson & Johnson (1)	28,316	2,848,590
JPMorgan Chase & Co. (1)	18,300	1,108,614
KeyCorp (1)	36,500	516,840
Kimberly-Clark Corp. (1)	12,263	1,313,490
Kimco Realty Corp. REIT (1)	6,500	174,525
L-3 Communications Holdings, Inc. (1)	5,900	742,161
Lam Research Corp. (1)	1,900	133,446
Lockheed Martin Corp. (1)	4,400	893,024
Lowe’s Cos., Inc. (1)	20,100	1,495,239
LyondellBasell Industries NV, Class A (1)	21,500	1,887,700
Manpowergroup, Inc. (1)	3,000	258,450
Marathon Oil Corp. (1)	22,229	580,399
Marathon Petroleum Corp. (1)	23,800	2,436,882
Marvell Technology Group Ltd. (1)	94,100	1,383,270
McKesson Corp. (1)	2,500	565,500
Medivation, Inc. (1)†	12,100	1,561,747
Merck & Co., Inc. (1)	56,519	3,248,712
Micron Technology, Inc. (1)†	17,300	469,349
Microsoft Corp. (1)	69,650	2,831,621

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 4)
United States - 51.8% (continued)
Mondelez International, Inc., Class A (1)	16,200	$584,658
Monster Beverage Corp. (1)†	15,200	2,103,604
Nabors Industries Ltd. (1)	20,400	278,460
Navient Corp. (1)	14,400	292,752
NetApp, Inc. (1)	10,400	368,784
Newmont Mining Corp. (1)	5,161	112,045
Northrop Grumman Corp. (1)	13,379	2,153,484
NVIDIA Corp. (1)	58,400	1,222,020
Oracle Corp. (1)	15,100	651,565
Owens-Illinois, Inc. (1)†	4,100	95,612
PartnerRe Ltd. (1)	13,900	1,589,187
PepsiCo, Inc. (1)	12,272	1,173,449
Pfizer, Inc. (1)	104,994	3,652,741
Philip Morris International, Inc. (1)	12,900	971,757
Phillips 66 (1)	9,400	738,840
PNC Financial Services Group, Inc./The (1)	11,900	1,109,556
PPG Industries, Inc. (1)	5,897	1,330,009
Procter & Gamble Co./The (1)	10,208	836,444
Prologis, Inc. REIT (1)	5,080	221,285
Public Service Enterprise Group, Inc. (1)	29,000	1,215,680
Public Storage REIT (1)	1,569	309,313
QUALCOMM, Inc. (1)	11,800	818,212
Rackspace Hosting, Inc. (1)†	28,800	1,485,792
Raytheon Co. (1)	9,767	1,067,045
Royal Caribbean Cruises Ltd. (1)	3,200	261,920
Simon Property Group, Inc. REIT (1)	3,242	634,265
Skyworks Solutions, Inc. (1)	11,600	1,140,164
Southwest Airlines Co. (1)	29,600	1,311,280
SPX Corp. (1)	2,200	186,780
Staples, Inc. (1)	64,700	1,053,640
Superior Energy Services, Inc. (1)	7,200	160,848
Time Warner Cable, Inc. (1)	3,200	479,616
Time Warner, Inc. (1)	15,100	1,275,044
Travelers Cos., Inc./The (1)	9,201	994,904
Union Pacific Corp. (1)	6,200	671,522
United Continental Holdings, Inc. (1)†	12,700	854,075
United Parcel Service, Inc., Class B (1)	1,700	164,798
United Technologies Corp. (1)	5,400	632,880
UnitedHealth Group, Inc. (1)	9,800	1,159,242
Unum Group (1)	32,500	1,096,225
Urban Edge Properties REIT (1)	1,374	32,564
Valero Energy Corp. (1)	23,000	1,463,260
Ventas, Inc. REIT (1)	4,800	350,496
Verizon Communications, Inc.	12,099	589,506
Verizon Communications, Inc. (NYSE) (1)	7,412	360,446
Vertex Pharmaceuticals, Inc. (1)†	3,800	448,286
Viacom, Inc., Class B (1)	5,837	398,667
Vornado Realty Trust REIT (1)	2,748	307,776
Walgreens Boots Alliance, Inc. (1)	3,300	279,444
Walt Disney Co./The (1)	2,000	209,780
Waste Management, Inc. (1)	2,373	128,688
Wells Fargo & Co. (1)	53,270	2,897,888
Western Digital Corp. (1)	11,400	1,037,514
Whiting Petroleum Corp. (1)†	14,300	441,870

	SHARES	VALUE (Note 4)
United States - 51.8% (continued)
Wyndham Worldwide Corp. (1)	2,000	$180,940

		160,532,008

TOTAL COMMON STOCKS (cost $222,582,497)		278,407,621

PREFERRED STOCKS - 0.1%

Germany - 0.1%
Henkel AG & Co. KGaA
(cost $265,934)	3,557	417,810

RIGHTS - 0.0% (b)

Spain - 0.0% (b)
Banco Bilbao Vizcaya Argentaria SA †	27,526	3,966
Telefonica SA †	15,597	2,516

TOTAL RIGHTS (cost $—)		6,482

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	20	58

MONEY MARKET FUNDS - 7.6%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.070% (c)(d)	166	166
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	23,488,412	23,488,412
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	40,000	40,000

TOTAL MONEY MARKET FUNDS (cost $23,528,578)		23,528,578

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.6% (cost $246,377,009)		302,360,549

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.4% (e)		7,355,583

NET ASSETS - 100.0%		$309,716,132

†	Non-income producing security.
(a)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$31,619,794	10.2%
Consumer Staples	21,888,708	7.1
Energy	14,501,678	4.7
Financials	50,252,173	16.1
Health Care	50,336,594	16.2
Industrials	32,062,102	10.4
Information Technology	46,022,942	14.9
Materials	8,652,350	2.8
Telecommunication Services	11,416,045	3.7
Utilities	12,079,585	3.9
Money Market Funds	23,528,578	7.6

Total Investments In Securities, At Value	302,360,549	97.6
Other Assets in Excess of Liabilities (e)	7,355,583	2.4

Net Assets	$309,716,132	100.0%

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index April Futures	4/2015	HKD	35,501,749	$86,957
Goldman Sachs	Swiss Market Index June Futures	6/2015	CHF	(1,989,240)	10,358

					$97,315

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $40,000 at March 31, 2015.

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
236	Barclays Capital	CAC40 Index Futures	4/2015	$12,752,312	$12,779,303	$26,991
75	Barclays Capital	DAX Index Futures	6/2015	24,291,432	24,214,293	(77,139)
46	Barclays Capital	FTSE 100 Index Futures	6/2015	4,628,357	4,590,262	(38,095)
16	Barclays Capital	Hang Seng Index Futures	4/2015	2,532,622	2,574,501	41,879
20	Barclays Capital	MSCI Singapore Index Futures	4/2015	1,112,600	1,107,881	(4,719)
61	Barclays Capital	SPI 200 Index Futures	6/2015	6,769,642	6,836,684	67,042
78	Barclays Capital	TOPIX Index Futures	6/2015	9,894,412	10,038,187	143,775

				61,981,377	62,141,111	159,734

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
90	Barclays Capital	Amsterdam Index Futures	4/2015	$(9,594,051)	$(9,465,318)	$128,733
50	Barclays Capital	FTSE/MIB Index Futures	6/2015	(6,035,124)	(6,133,763)	(98,639)
10	Barclays Capital	IBEX 35 Index Futures	4/2015	(1,185,298)	(1,235,495)	(50,197)
13	Barclays Capital	OMXS30 Index Futures	4/2015	(247,835)	(250,274)	(2,439)
149	Barclays Capital	S&P 500 E-Mini Futures	6/2015	(15,423,757)	(15,352,960)	70,797
29	Barclays Capital	S&P/Toronto Stock Exchange 60 Index Futures	6/2015	(3,947,671)	(3,962,528)	(14,857)

				(36,433,736)	(36,400,338)	33,398

				$25,547,641	$25,740,773	$193,132

Cash held as collateral at Barclays Capital for futures contracts was $5,407,184 at March 31, 2015.

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	11,899,500	$9,057,282	$9,024,339	$(32,943)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	11,899,500	9,057,258	9,024,339	(32,919)
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	2,177,500	1,719,832	1,717,473	(2,359)
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	2,177,500	1,719,754	1,717,473	(2,281)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	4,325,500	4,351,472	4,465,102	113,630
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	4,325,500	4,349,008	4,465,102	116,094
Danish Krone, Expiring 06/17/15	CitiBank	DKK	539,500	78,729	77,848	(881)
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	539,500	78,676	77,849	(827)
Euro, Expiring 06/17/15	CitiBank	EUR	12,882,000	13,932,043	13,865,945	(66,098)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	12,883,000	13,932,974	13,867,021	(65,953)
British Pound, Expiring 06/17/15	CitiBank	GBP	967,000	1,444,341	1,433,696	(10,645)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	967,000	1,444,302	1,433,696	(10,606)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	377,000	48,607	48,622	15
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	377,000	48,605	48,622	17
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	1,417,000	356,093	356,150	57
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	1,416,999	356,091	356,151	60
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	3,152,388,000	26,125,101	26,312,482	187,381

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	3,152,388,000	$26,124,876	$26,312,482	$187,606
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	3,735,500	467,835	462,742	(5,093)
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	3,735,500	467,811	462,742	(5,069)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	7,873,501	5,756,876	5,842,624	85,748
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	7,873,500	5,756,876	5,842,623	85,747
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	57,261,000	6,712,636	6,656,966	(55,670)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	57,260,999	6,712,617	6,656,966	(55,651)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	899,000	651,707	653,821	2,114
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	899,000	$651,703	$653,823	$2,120

				$141,403,105	$141,836,699	$433,594

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	(1,739,000)	$(1,349,876)	$(1,318,822)	$31,054
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(1,739,000)	(1,350,046)	(1,318,823)	31,223
Canadian Dollar, Expiring 06/17/15	CitiBank	CAD	(6,491,501)	(5,174,137)	(5,120,080)	54,057
Canadian Dollar, Expiring 06/17/15	Credit Suisse International	CAD	(6,491,501)	(5,174,194)	(5,120,081)	54,113
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(14,470,500)	(14,883,172)	(14,937,523)	(54,351)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(14,470,500)	(14,883,194)	(14,937,523)	(54,329)
Danish Krone, Expiring 06/17/15	CitiBank	DKK	(3,840,000)	(575,394)	(554,106)	21,288
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	(3,840,000)	(575,026)	(554,106)	20,920
Euro, Expiring 06/17/15	CitiBank	EUR	(1,507,500)	(1,654,518)	(1,622,645)	31,873
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(1,507,500)	(1,654,537)	(1,622,645)	31,892
British Pound, Expiring 06/17/15	CitiBank	GBP	(15,733,502)	(23,975,597)	(23,326,840)	648,757
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(15,733,501)	(23,975,758)	(23,326,839)	648,919
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	(283,000)	(36,461)	(36,499)	(38)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(283,000)	(36,462)	(36,499)	(37)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	(232,987,000)	(1,914,869)	(1,944,705)	(29,836)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(232,987,000)	(1,914,931)	(1,944,705)	(29,774)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Norwegian Krone, Expiring 06/17/15	CitiBank	NOK	(52,370,500)	$(6,607,641)	$(6,487,492)	$120,149
Norwegian Krone, Expiring 06/17/15	Credit Suisse International	NOK	(52,370,499)	(6,607,727)	(6,487,492)	120,235
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	(6,924,500)	(5,124,795)	(5,138,407)	(13,612)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(6,924,500)	(5,125,490)	(5,138,408)	(12,918)
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	(1,411,000)	(169,973)	(164,038)	5,935
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(1,411,000)	(169,984)	(164,038)	5,946
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(3,000)	(2,193)	(2,182)	11
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(3,000)	(2,193)	(2,182)	11

				(122,938,168)	(121,306,680)	1,631,488

				$18,464,937	$20,530,019	$2,065,082

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $166 at March 31, 2015. Cash held as collateral for CitiBank and Credit Suisse International for forward foreign currency exchange contracts were $1,110,000 and $1,080,000, respectively, at March 31, 2015.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 88.6%	SHARES	VALUE (Note 4)
Australia - 5.7%
Alumina Ltd.	1,176,420	$1,431,602
Amcor Ltd.	50,298	535,923
Asciano Ltd.	54,951	264,258
ASX Ltd.	10,285	323,581
Aurizon Holdings Ltd.	233,679	860,106
Australia & New Zealand Banking Group Ltd.	242,705	6,752,099
Bendigo & Adelaide Bank Ltd.	152,578	1,453,894
BHP Billiton Ltd.	190,282	4,422,921
BHP Billiton PLC	47,990	1,053,156
Caltex Australia Ltd.	7,284	193,313
Commonwealth Bank of Australia	41,914	2,972,987
Computershare Ltd.	15,439	149,231
Dexus Property Group REIT	47,299	272,304
Federation Centres REIT	83,291	192,262
Flight Centre Travel Group Ltd.	14,495	436,266
Goodman Group REIT	110,663	532,859
GPT Group/The REIT	113,631	394,681
GPT Group/The REIT (Escrow) (3)†(a)	143,427	—
Harvey Norman Holdings Ltd.	162,654	549,775
Incitec Pivot Ltd.	71,096	219,598
Leighton Holdings Ltd.	33,856	542,498
Lend Lease Group	248,603	3,140,002
Macquarie Group Ltd.	47,607	2,767,224
Mirvac Group REIT	214,560	327,615
National Australia Bank Ltd.	172,218	5,041,562
Newcrest Mining Ltd. †	41,734	420,909
Novion Property Group REIT	134,550	256,314
Qantas Airways Ltd. †	1,479,943	3,510,283
Scentre Group REIT	302,378	859,007
Sonic Healthcare Ltd.	98,692	1,533,269
Stockland REIT	127,919	437,046
Telstra Corp. Ltd.	238,366	1,144,266
Westfield Corp. REIT	118,519	858,921
Westpac Banking Corp.	77,226	2,308,367
Woodside Petroleum Ltd.	13,388	350,751

		46,508,850

Belgium - 1.7%
Anheuser-Busch InBev NV	6,118	747,408
Belgacom SA	206,679	7,231,348
Delhaize Group SA	46,736	4,198,767
Groupe Bruxelles Lambert SA	2,641	218,963
Solvay SA	9,823	1,419,915

		13,816,401

Denmark - 2.1%
Coloplast A/S, Class B	16,795	1,268,781
Danske Bank A/S	36,967	974,567
Novo Nordisk A/S, Class B	32,219	1,719,972
Pandora A/S	120,291	10,951,906
TDC A/S	180,322	1,292,000
Tryg A/S	4,035	474,551

		16,681,777

Finland - 1.2%
Fortum OYJ	128,023	2,682,107
Metso OYJ	15,328	447,834

	SHARES	VALUE (Note 4)
Finland - 1.2% (continued)
Nokia OYJ	208,399	$1,588,992
Orion OYJ, Class B	120,531	3,397,486
Wartsila OYJ	43,659	1,931,057

		10,047,476

France - 8.4%
Aeroports de Paris	2,791	333,592
Cie Generale des Etablissements Michelin	28,593	2,843,430
CNP Assurances	100,787	1,766,459
Danone SA	11,636	784,358
Essilor International SA	8,358	959,625
Eutelsat Communications SA	20,370	675,698
GDF Suez	42,934	847,647
Klepierre REIT	3,675	180,465
Lafarge SA	10,511	683,327
Lagardere SCA	153,493	4,613,294
L’Oreal SA	10,279	1,893,296
Natixis SA	101,809	762,609
Orange SA	692,444	11,120,348
Peugeot SA †	401,140	6,705,299
Sanofi	110,104	10,873,767
SCOR SE	33,927	1,144,280
SES SA FDR	13,919	493,431
Societe BIC SA	17,416	2,479,362
Societe Generale SA	43,896	2,119,388
Thales SA	52,059	2,888,359
TOTAL SA	117,203	5,825,811
Unibail-Rodamco SE REIT	7,665	2,069,827
Valeo SA	20,065	2,992,799
Vivendi SA †	128,827	3,198,490

		68,254,961

Germany - 8.7%
Allianz SE	46,420	8,059,283
Bayer AG	34,966	5,231,469
Celesio AG	7,903	233,373
Commerzbank AG †	213,186	2,929,430
Daimler AG	72,430	6,955,796
Deutsche Annington Immobilien SE	14,469	487,571
Deutsche Boerse AG	12,335	1,006,646
Deutsche Lufthansa AG	18,375	257,299
Deutsche Post AG	61,765	1,924,282
E.ON SE	151,964	2,259,542
Fresenius Medical Care AG & Co. KGaA	13,692	1,138,103
Fresenius SE & Co. KGaA	21,127	1,259,518
Hannover Rueck SE	31,797	3,285,731
Infineon Technologies AG	156,731	1,864,618
Linde AG	1,325	269,438
Merck KGaA	90,152	10,089,617
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	34,561	7,426,544
OSRAM Licht AG	81,665	4,042,661
Siemens AG	43,207	4,673,017
Telefonica Deutschland Holding AG †	186,042	1,069,821
TUI AG	59,554	1,044,820
United Internet AG	104,540	4,744,990

		70,253,569

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Hong Kong - 2.9%
AIA Group Ltd.	460,600	$2,891,870
ASM Pacific Technology Ltd.	14,204	147,844
Cheung Kong Infrastructure Holdings Ltd.	37,827	324,888
CK Hutchison Holdings Ltd.	215,278	4,398,242
CLP Holdings Ltd.	95,009	830,390
First Pacific Co., Ltd.	144,000	143,656
Henderson Land Development Co., Ltd.	95,490	670,823
Hong Kong Exchanges and Clearing Ltd.	66,154	1,621,584
Hutchison Whampoa Ltd.	126,000	1,746,467
Hysan Development Co., Ltd.	443,000	1,941,801
Li & Fung Ltd.	1,822,000	1,779,194
Link REIT/The	139,382	859,873
New World Development Co., Ltd.	419,896	486,802
NWS Holdings Ltd.	86,000	143,241
PCCW Ltd.	131,000	80,051
Sino Land Co., Ltd.	1,418,000	2,312,238
Sun Hung Kai Properties Ltd.	40,000	616,780
Swire Pacific Ltd., Class A	41,030	558,520
Yue Yuen Industrial Holdings Ltd.	499,609	1,767,836

		23,322,100

Italy - 1.9%
Atlantia SpA	108,973	2,861,669
Enel SpA	398,402	1,799,752
Finmeccanica SpA †	227,215	2,698,890
Mediobanca SpA	124,994	1,195,882
Pirelli & C. SpA	44,259	732,607
UniCredit SpA	714,807	4,847,315
UnipolSai SpA	314,203	914,245

		15,050,360

Japan - 20.4%
Ajinomoto Co., Inc.	177,000	3,883,103
Alfresa Holdings Corp.	124,400	1,752,960
Asahi Kasei Corp.	337,000	3,218,224
Astellas Pharma, Inc.	243,200	3,984,808
Bandai Namco Holdings, Inc.	65,300	1,271,000
Bridgestone Corp.	11,300	452,451
Brother Industries Ltd.	242,300	3,849,630
Calbee, Inc.	42,900	1,862,381
Canon, Inc.	69,700	2,466,076
Central Japan Railway Co.	16,000	2,891,514
Chiba Bank Ltd./The	36,000	263,846
Chugai Pharmaceutical Co., Ltd.	14,400	454,477
Citizen Holdings Co., Ltd.	48,400	370,960
Daito Trust Construction Co., Ltd.	5,187	579,210
Daiwa House Industry Co., Ltd.	17,295	340,889
Fuji Electric Co., Ltd.	48,000	226,464
Fuji Heavy Industries Ltd.	151,821	5,039,886
FUJIFILM Holdings Corp.	163,043	5,800,510
Fujitsu Ltd.	684,000	4,664,633
Fukuoka Financial Group, Inc.	76,000	390,829
GungHo Online Entertainment, Inc.	123,300	481,671
Hakuhodo DY Holdings, Inc.	204,500	2,174,099
Hankyu Hanshin Holdings, Inc.	46,000	284,161
Hitachi Chemical Co., Ltd.	24,400	521,027
Hitachi High-Technologies Corp.	54,200	1,649,434
Hoya Corp.	95,400	3,819,276

	SHARES	VALUE (Note 4)
Japan - 20.4% (continued)
Hulic Co., Ltd.	16,200	$182,024
Japan Airlines Co., Ltd.	293,700	9,136,202
Japan Real Estate Investment Corp. REIT	84	395,101
Japan Retail Fund Investment Corp. REIT	149	296,075
Japan Tobacco, Inc.	60,000	1,896,892
JSR Corp.	25,000	432,930
JTEKT Corp.	130,670	2,037,335
Kao Corp.	63,300	3,160,825
KDDI Corp.	54,600	1,233,552
Keisei Electric Railway Co., Ltd.	26,000	322,698
Kobe Steel Ltd.	491,000	905,608
Konica Minolta, Inc.	340,900	3,454,797
Mabuchi Motor Co., Ltd.	7,600	402,054
Medipal Holdings Corp.	119,200	1,553,669
MEIJI Holdings Co., Ltd.	22,300	2,716,359
Minebea Co., Ltd.	69,000	1,085,263
Mitsubishi Electric Corp.	310,000	3,680,160
Mitsubishi Estate Co., Ltd.	77,020	1,786,245
Mitsubishi Motors Corp.	106,100	956,677
Mitsubishi UFJ Financial Group, Inc.	892,591	5,528,185
Mitsui Fudosan Co., Ltd.	59,205	1,738,733
NH Foods Ltd.	49,000	1,129,138
NHK Spring Co., Ltd.	74,500	775,031
Nippon Building Fund, Inc. REIT	84	412,652
Nippon Express Co., Ltd.	244,000	1,363,305
Nippon Telegraph & Telephone Corp.	19,019	1,174,062
Nippon Yusen KK	459,000	1,320,420
Nitto Denko Corp.	21,600	1,442,317
NOK Corp.	41,600	1,250,810
Nomura Real Estate Holdings, Inc.	8,000	144,073
Omron Corp.	39,400	1,774,937
Otsuka Holdings Co., Ltd.	116,000	3,628,905
Panasonic Corp.	327,900	4,305,997
Resona Holdings, Inc.	730,300	3,624,309
Rohm Co., Ltd.	68,100	4,653,469
Secom Co., Ltd.	11,300	753,714
Seiko Epson Corp.	172,200	3,049,895
Sekisui Chemical Co., Ltd.	31,000	402,225
Sekisui House Ltd.	32,000	464,641
Seven & I Holdings Co., Ltd.	19,039	800,081
Shimadzu Corp.	26,000	289,560
Shimamura Co., Ltd.	16,000	1,481,933
Shimizu Corp.	51,000	344,802
Shionogi & Co., Ltd.	104,600	3,482,190
Sumitomo Heavy Industries Ltd.	808,000	5,287,797
Sumitomo Mitsui Financial Group, Inc.	61,736	2,364,772
Sumitomo Realty & Development Co., Ltd.	24,261	873,429
Sumitomo Rubber Industries Ltd.	16,400	302,307
Suzuken Co., Ltd.	57,640	1,756,926
Suzuki Motor Corp.	78,500	2,357,686
Taisei Corp.	61,000	344,302
Takashimaya Co., Ltd.	71,000	697,478
TDK Corp.	36,400	2,577,393
THK Co., Ltd.	45,600	1,158,733
Tokyo Electron Ltd.	10,100	700,574
Tokyo Gas Co., Ltd.	68,071	427,944

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
Japan - 20.4% (continued)
Tokyu Corp.	54,000	$334,086
Tokyu Fudosan Holdings Corp.	26,483	180,629
Toyota Motor Corp.	99,178	6,922,994
West Japan Railway Co.	37,200	1,950,411
Yamaha Corp.	94,300	1,646,705
Yamaha Motor Co., Ltd.	81,700	1,968,206

		165,515,741

Netherlands - 2.6%
ASML Holding NV	19,567	1,983,692
Boskalis Westminster NV	37,190	1,833,044
Delta Lloyd NV	179,434	3,376,421
Heineken NV	22,737	1,735,439
ING Groep NV CVA †	247,726	3,628,685
Koninklijke Ahold NV	234,424	4,619,529
Wolters Kluwer NV	124,189	4,055,352

		21,232,162

Singapore - 0.5%
Ascendas Real Estate Investment Trust REIT	123,637	233,208
CapitaCommercial Trust REIT	120,000	154,465
CapitaMall Trust REIT	145,994	233,724
ComfortDelGro Corp. Ltd.	207,800	437,755
DBS Group Holdings Ltd.	15,528	230,247
Sembcorp Industries Ltd.	60,017	184,247
Singapore Airlines Ltd.	26,000	226,370
Singapore Exchange Ltd.	52,472	311,126
Singapore Technologies Engineering Ltd.	93,265	236,510
United Overseas Bank Ltd.	102,097	1,711,367
UOL Group Ltd.	28,000	155,831
Yangzijiang Shipbuilding Holdings Ltd.	245,419	225,635

		4,340,485

South Africa - 0.3%
Investec PLC	256,082	2,123,826

Spain - 1.9%
Banco Santander SA	1,316,345	9,867,812
Enagas SA	20,929	598,462
Gas Natural SDG SA	40,604	911,646
Iberdrola SA	278,852	1,798,192
Red Electrica Corp. SA	6,719	546,344
Telefonica SA	142,490	2,027,563

		15,750,019

Sweden - 3.2%
Boliden AB	114,702	2,272,193
Electrolux AB, Series B	72,402	2,068,410
Hennes & Mauritz AB, B Shares	100,434	4,069,359
Husqvarna AB, B Shares	421,093	3,050,222
Investor AB, B Shares	19,364	770,819
Securitas AB, B Shares	211,159	3,031,485
Skandinaviska Enskilda Banken AB, Class A	187,764	2,191,532
Skanska AB, B Shares	26,473	593,507
Svenska Cellulosa AB SCA, Class B	35,922	825,447
Swedish Match AB	97,467	2,865,792
Tele2 AB, B Shares	156,179	1,868,026

	SHARES	VALUE (Note 4)
Sweden - 3.2% (continued)
Telefonaktiebolaget LM Ericsson, B Shares	170,974	$2,146,569

		25,753,361

Switzerland - 8.3%
ABB Ltd. †	127,941	2,714,142
Actelion Ltd. †	5,886	678,853
Adecco SA †	14,627	1,215,847
Aryzta AG †	19,553	1,198,653
Baloise Holding AG	16,979	2,243,896
Geberit AG	2,797	1,046,681
Givaudan SA †	2,196	3,967,398
Nestle SA	159,193	11,987,621
Novartis AG	166,254	16,409,351
Roche Holding AG	33,065	9,086,001
Sika AG	310	1,109,938
Swiss Life Holding AG †	38,677	9,555,034
Swiss Re AG	48,536	4,681,684
Wolseley PLC	17,781	1,050,937

		66,946,036

United Kingdom - 18.8%
3i Group PLC	59,955	428,398
ARM Holdings PLC	78,966	1,282,509
Associated British Foods PLC	104,724	4,370,462
AstraZeneca PLC	86,984	5,968,709
Aviva PLC	306,121	2,449,851
Barclays PLC	2,110,092	7,616,435
BP PLC	1,045,835	6,779,274
British Land Co. PLC/The REIT	57,695	711,085
BT Group PLC	1,269,160	8,246,807
Direct Line Insurance Group PLC	713,826	3,368,541
Dixons Carphone PLC	89,661	548,352
easyJet PLC	152,740	4,250,971
Fiat Chrysler Automobiles NV †	279,305	4,534,257
Friends Life Group Ltd.	79,990	489,701
GKN PLC	89,984	477,309
GlaxoSmithKline PLC	107,762	2,480,675
Hammerson PLC REIT	28,872	284,336
HSBC Holdings PLC	962,623	8,202,919
ICAP PLC	76,136	593,822
IMI PLC	43,881	828,046
Imperial Tobacco Group PLC	98,446	4,318,459
InterContinental Hotels Group PLC	13,682	533,648
International Consolidated Airlines Group SA †	373,454	3,346,109
ITV PLC	1,332,180	4,987,746
Kingfisher PLC	617,663	3,484,900
Land Securities Group PLC REIT	47,078	874,016
Lloyds Banking Group PLC †	790,194	915,944
Melrose Industries PLC	336,170	1,380,690
Next PLC	37,670	3,917,624
Persimmon PLC †	289,889	7,143,864
Persimmon PLC, Class B †	289,889	408,520
Randgold Resources Ltd.	3,761	260,721
Reckitt Benckiser Group PLC	45,801	3,934,562
Reed Elsevier NV	222,659	5,548,127
Reed Elsevier PLC	63,746	1,096,299

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 4)
United Kingdom - 18.8% (continued)
Rio Tinto Ltd.	25,795	$1,117,698
Rio Tinto PLC	15,471	637,976
Royal Bank of Scotland Group PLC †	339,062	1,712,841
Royal Dutch Shell PLC, A Shares	224,457	6,674,698
Royal Dutch Shell PLC, B Shares	146,511	4,563,864
Royal Mail PLC	124,772	809,296
Schroders PLC	19,386	918,343
Shire PLC	111,529	8,891,440
Smith & Nephew PLC	187,140	3,191,030
Standard Chartered PLC	155,411	2,517,147
Tate & Lyle PLC	149,963	1,326,750
Travis Perkins PLC	135,555	3,913,886
Tullow Oil PLC	33,537	140,594
Unilever PLC	76,998	3,212,623
Vodafone Group PLC	1,751,935	5,732,902

		151,424,776

TOTAL COMMON STOCKS (cost $628,643,913)		717,021,900

PREFERRED STOCKS - 1.0%

Germany - 1.0%
Henkel AG & Co. KGaA	33,336	3,915,692
Porsche Automobil Holding SE	44,719	4,379,260

TOTAL PREFERRED STOCKS (cost $6,048,890)		8,294,952

RIGHTS - 0.0% (b)

Spain - 0.0% (b)
Telefonica SA †
(cost $—)	142,490	22,982

WARRANTS - 0.0% (b)

Hong Kong - 0.0% (b)
Sun Hung Kai Properties Ltd. †
(cost $—)	79	229

MONEY MARKET FUNDS - 7.9%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.000% (c)	57,197,521	57,197,521
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.000% (c)(d)	6,620,055	6,620,055

TOTAL MONEY MARKET FUNDS (cost $63,817,576)		63,817,576

TOTAL INVESTMENTS IN SECURITIES, AT VALUE - 97.5% (cost $698,510,379)		789,157,639

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.5% (e)		20,523,209

NET ASSETS - 100.0%		$809,680,848

†	Non-income producing security.
(a)	Security fair valued as of March 31, 2015 using procedures approved by the Board of Trustees. The total value of positions fair valued was $0 or 0.0% of total net assets.
(b)	Represents less than 0.05% of net assets.
(c)	Represents annualized seven-day yield as of the close of the reporting period.
(d)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

FDR - Fiduciary Depositary Receipt

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$125,315,527	15.5%
Consumer Staples	67,383,636	8.3
Energy	24,528,307	3.0
Financials	176,910,957	21.9
Health Care	101,024,974	12.5
Industrials	91,853,455	11.3
Information Technology	53,511,257	6.6
Materials	26,342,818	3.3
Telecommunication Services	45,442,217	5.6
Utilities	13,026,915	1.6
Money Market Funds	63,817,576	7.9

Total Investments In Securities, At Value	789,157,639	97.5
Other Assets in Excess of Liabilities (e)	20,523,209	2.5

Net Assets	$809,680,848	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of March 31, 2015:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	Hang Seng Index April Futures	4/2015	HKD	62,441,785	$151,934
Goldman Sachs	Swiss Market Index June Futures	6/2015	CHF	(27,306,840)	142,193

					$294,127

Money Market Fund is pledged as collateral to Goldman Sachs for total return swap contracts in the amount of $6,620,000 at March 31, 2015.

Open futures contracts outstanding at March 31, 2015:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
782	Barclays Capital	CAC40 Index Futures	4/2015	$42,229,462	$42,344,979	$115,517
206	Barclays Capital	DAX Index Futures	6/2015	66,667,403	66,508,593	(158,810)
115	Barclays Capital	Hang Seng Index Futures	4/2015	18,203,311	18,504,221	300,910
27	Barclays Capital	IBEX 35 Index Futures	4/2015	3,202,144	3,335,835	133,691
119	Barclays Capital	MSCI Singapore Index Futures	4/2015	6,621,127	6,591,890	(29,237)
264	Barclays Capital	TOPIX Index Futures	6/2015	33,498,885	33,975,403	476,518

				170,422,332	171,260,921	838,589

Short Contracts:
239	Barclays Capital	Amsterdam Index Futures	4/2015	$(25,435,105)	$(25,135,678)	$299,427
98	Barclays Capital	FTSE 100 Index Futures	6/2015	(9,992,838)	(9,779,255)	213,583
123	Barclays Capital	FTSE/MIB Index Futures	6/2015	(14,853,552)	(15,089,058)	(235,506)
871	Barclays Capital	OMXS30 Index Futures	4/2015	(16,600,159)	(16,768,379)	(168,220)
55	Barclays Capital	SPI 200 Index Futures	6/2015	(6,196,573)	(6,164,224)	32,349

				(73,078,227)	(72,936,594)	141,633

				$97,344,105	$98,324,327	$980,222

Cash held as collateral at Barclays Capital for futures contracts was $14,418,621 at March 31, 2015.

Forward foreign currency exchange contracts outstanding as of March 31, 2015:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	24,361,550	$18,555,207	$18,475,303	$(79,904)
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	24,706,550	18,822,264	18,736,944	(85,320)
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	716,500	744,632	739,625	(5,007)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	8,594,500	$ 8,957,388	$ 8,871,881	$ (85,507)
Danish Krone, Expiring 06/17/15	CitiBank	DKK	4,343,500	635,202	626,760	(8,442)
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	8,957,500	1,322,308	1,292,554	(29,754)
Euro, Expiring 06/17/15	CitiBank	EUR	42,431,200	45,992,938	45,672,151	(320,787)
Euro, Expiring 06/17/15	Credit Suisse International	EUR	42,431,200	45,992,431	45,672,151	(320,280)
British Pound, Expiring 06/17/15	CitiBank	GBP	3,820,000	5,794,446	5,663,616	(130,830)
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	4,857,000	7,374,710	7,201,095	(173,615)
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	17,843,500	2,298,319	2,301,284	2,965
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	17,843,500	2,298,294	2,301,284	2,990
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	10,016,500	2,516,750	2,517,564	814
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	10,016,500	2,516,742	2,517,564	822
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	10,415,022,900	86,239,490	86,932,541	693,051
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	10,487,502,900	86,845,254	87,537,520	692,266
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	23,256,501	17,004,477	17,257,763	253,286
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	23,256,500	17,004,483	17,257,764	253,281
Swedish Krona, Expiring 06/17/15	CitiBank	SEK	89,145,000	10,422,364	10,363,688	(58,676)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	89,145,000	10,422,337	10,363,689	(58,648)
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	4,266,650	3,092,749	3,103,040	10,291
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	6,590,650	4,786,969	4,793,232	6,263

				$399,639,754	$400,199,013	$559,259

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 06/17/15	CitiBank	AUD	(5,979,500)	$(4,632,070)	$(4,534,731)	$97,339
Australian Dollar, Expiring 06/17/15	Credit Suisse International	AUD	(5,979,500)	(4,632,584)	(4,534,731)	97,853
Swiss Franc, Expiring 06/17/15	CitiBank	CHF	(35,219,900)	(36,229,862)	(36,356,592)	(126,730)
Swiss Franc, Expiring 06/17/15	Credit Suisse International	CHF	(35,219,900)	(36,230,691)	(36,356,593)	(125,902)
Danish Krone, Expiring 06/17/15	CitiBank	DKK	(16,239,500)	(2,433,153)	(2,343,337)	89,816
Danish Krone, Expiring 06/17/15	Credit Suisse International	DKK	(16,239,500)	(2,433,031)	(2,343,337)	89,694

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2015

Schedule of Investments	March 31, 2015 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION (DEPRECIATION)
Euro, Expiring 06/17/15	CitiBank	EUR	(6,777,500)	$ (7,401,675)	$ (7,295,175)	$ 106,500
Euro, Expiring 06/17/15	Credit Suisse International	EUR	(10,429,500)	(11,450,012)	(11,226,120)	223,892
British Pound, Expiring 06/17/15	CitiBank	GBP	(50,067,350)	(76,692,732)	(74,230,970)	2,461,762
British Pound, Expiring 06/17/15	Credit Suisse International	GBP	(50,067,350)	(76,693,032)	(74,230,970)	2,462,062
Hong Kong Dollar, Expiring 06/17/15	CitiBank	HKD	(5,265,500)	(678,841)	(679,093)	(252)
Hong Kong Dollar, Expiring 06/17/15	Credit Suisse International	HKD	(13,975,500)	(1,801,943)	(1,802,425)	(482)
Israeli Shekel, Expiring 06/17/15	CitiBank	ILS	(444,000)	(111,199)	(111,596)	(397)
Israeli Shekel, Expiring 06/17/15	Credit Suisse International	ILS	(444,000)	(111,205)	(111,596)	(391)
Japanese Yen, Expiring 06/17/15	CitiBank	JPY	(1,224,005,000)	(10,063,622)	(10,216,575)	(152,953)
Japanese Yen, Expiring 06/17/15	Credit Suisse International	JPY	(1,224,005,000)	(10,063,956)	(10,216,575)	(152,619)
New Zealand Dollar, Expiring 06/17/15	CitiBank	NZD	(23,256,501)	(17,082,243)	(17,257,763)	(175,520)
New Zealand Dollar, Expiring 06/17/15	Credit Suisse International	NZD	(23,256,500)	(17,085,009)	(17,257,762)	(172,753)
Swedish Krona, Expiring 06/17/15	Credit Suisse International	SEK	(77,788,000)	(9,346,711)	(9,043,363)	303,348
Singapore Dollar, Expiring 06/17/15	CitiBank	SGD	(276,000)	(201,760)	(200,729)	1,031
Singapore Dollar, Expiring 06/17/15	Credit Suisse International	SGD	(276,000)	(201,679)	(200,729)	950

				(325,577,010)	(320,550,762)	5,026,248

				$74,062,744	$79,648,251	$5,585,507

Money Market Fund is pledged as collateral to Credit Suisse International for forward foreign currency exchange contracts in the amount of $55 at March 31, 2015. Cash held as collateral for Citibank and Credit Suisse International for forward currency exchange contracts was $2,930,000 and $3,050,000, respectively, at March 31, 2015.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Assets and Liabilities	March 31, 2015 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$583,839,825	$28,477,449	$92,039,839	$39,630,058

Investments in securities, at value*	$615,781,621	$30,497,879	$93,676,522	$39,996,286
Foreign currency, at value‡	—	—	183,103	—
Deposits with brokers for futures contracts	702,732	—	—	—
Receivables:
Securities sold	—	1,716,867	—	4,399,294
Foreign tax reclaim	—	—	36,469	—
Dividends	564,312	18,463	358,440	51,658
Capital shares sold	2,507,848	28,973	441,688	190,056
Prepaid expenses	78,541	38,730	38,561	39,939
Total Assets	619,635,054	32,300,912	94,734,783	44,677,233
LIABILITIES:
Due to custodian	—	—	—	1,737,794
Foreign currency due to custodian, at value‡	—	—	—	154,625
Variation margin on futures contracts	137,640	—	—	—
Payables:
Securities purchased	—	1,938,950	1,141,154	1,946,518
Collateral received on securities loaned	—	4,296,778	—	906,364
Accrued investment advisory fees	120,142	—	15,570	827
Accrued shareholder servicing fees	72,820	2,993	9,813	3,597
Accrued distribution fees—Class N	11,599	1,008	551	591
Capital shares redeemed	392,003	—	20,186	14,559
Other accrued expenses and liabilities	67,185	60,133	74,283	72,666
Total Liabilities	801,389	6,299,862	1,261,557	4,837,541
Net Assets	$618,833,665	$26,001,050	$93,473,226	$39,839,692

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$590,763,623	$23,865,369	$94,489,910	$40,253,618
Undistributed (accumulated) net investment income (loss)	1,737,830	50,376	278,999	58,835
Undistributed (accumulated) net realized gain (loss)	(5,478,421)	64,875	(2,923,048)	(838,692)
Net unrealized appreciation (depreciation)	31,810,633	2,020,430	1,627,365	365,931
Net Assets	$618,833,665	$26,001,050	$93,473,226	$39,839,692

NET ASSETS:
Class L	$428,891,971	$20,667,247	$31,054,901	$18,166,932
Class N	55,387,093	5,030,599	2,594,178	2,839,605
Class R6	134,554,601	303,204	59,824,147	18,833,155
SHARES OUTSTANDING:
Class L	30,383,829	1,515,366	2,804,653	1,836,999
Class N	3,935,048	369,677	234,356	287,549
Class R6	9,534,008	22,220	5,410,567	1,903,338
NET ASSET VALUE:
Class L	$14.12	$13.64	$11.07	$9.89
Class N	$14.08	$13.61	$11.07	$9.88
Class R6	$14.11	$13.65	$11.06	$9.89

* Market value of securities out on loan	$—	$4,197,342	$—	$894,004
‡ Foreign currency at cost	$—	$—	$182,828	$(154,560)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Assets and Liabilities	March 31, 2015 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities, at cost	$5,560,083	$2,587,956	$20,805,016	$8,478,248

Investments in securities, at value*	$5,551,316	$2,643,518	$20,707,802	$8,486,377
Cash	2,162	—	47	—
Foreign currency, at value‡	—	—	—	3,755
Receivables:
Securities sold	545,529	138,148	16,587,850	3,231,777
Foreign tax reclaim	—	—	202	—
Dividends	3,578	1,570	13,762	3,141
Capital shares sold	101,623	—	234,583	29,036
Due from Investment Advisor	12,913	13,153	15,601	15,315
Prepaid expenses	—	—	103	464
Total Assets	6,217,121	2,796,389	37,559,950	11,769,865
LIABILITIES:
Foreign currency due to custodian, at value‡	—	—	13,480	—
Payables:
Securities purchased	1,169,567	219,501	21,487,282	3,982,387
Collateral received on securities loaned	—	364,241	—	196,825
Accrued distribution fees—Class N	21	22	22	210
Accrued trustee fees	11	12	11	30
Capital shares redeemed	—	—	1,912	361
Other accrued expenses and liabilities	15,225	15,533	21,237	21,794
Total Liabilities	1,184,824	599,309	21,523,944	4,201,607
Net Assets	$5,032,297	$2,197,080	$16,036,006	$7,568,258

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$5,050,742	$2,135,952	$16,113,765	$7,552,795
Undistributed (accumulated) net investment income (loss)	5,217	5,345	14,006	590
Undistributed (accumulated) net realized gain (loss)	(14,895)	221	24,419	8,921
Net unrealized appreciation (depreciation)	(8,767)	55,562	(116,184)	5,952
Net Assets	$5,032,297	$2,197,080	$16,036,006	$7,568,258

NET ASSETS:
Class L	$1,209,709	$235,541	$1,191,739	$1,742,835
Class N	100,209	107,923	102,129	999,343
Class R6	3,722,379	1,853,616	14,742,138	4,826,080
SHARES OUTSTANDING:
Class L	120,681	22,880	116,678	174,361
Class N	10,000	10,485	10,000	100,000
Class R6	371,275	180,000	1,442,951	482,732
NET ASSET VALUE:
Class L	$10.02	$10.29	$10.21	$10.00
Class N	$10.02	$10.29	$10.21	$9.99
Class R6	$10.03	$10.30	$10.22	$10.00

* Market value of securities out on loan	$—	$355,466	$—	$194,708
‡ Foreign currency at cost	$—	$—	$(13,483)	$3,762

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Assets and Liabilities	March 31, 2015 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities, at cost	$889,510,153	$454,888,009	$296,696,928	$8,441,240

Investments in securities, at value*	$1,103,536,996	$521,256,461	$329,321,939	$8,643,549
Cash	396,008	—	904	—
Foreign currency, at value‡	382	—	928,342	17,184
Deposits with brokers for futures contracts	993,647	306,641	208,879	—
Receivables:
Securities sold	55,963,558	23,067,272	40,938,707	571,290
Foreign tax reclaim	—	—	463,821	—
Dividends	1,149,857	511,580	1,165,483	11,145
Capital shares sold	1,092,060	1,529,299	354,668	—
Due from Investment Advisor	—	—	—	8,641
Prepaid expenses	70,761	48,412	49,829	37,999
Total Assets	1,163,203,269	546,719,665	373,432,572	9,289,808
LIABILITIES:
Due to custodian	—	—	—	3,709
Variation margin on futures contracts	159,840	16,200	95,130	—
Payables:
Securities purchased	56,534,754	45,427,521	35,278,537	431,653
Collateral received on securities loaned	—	65,505,262	—	—
Accrued investment advisory fees	171,066	115,842	84,083	—
Accrued shareholder servicing fees	141,369	52,313	43,144	—
Accrued distribution fees—Class N	18,047	1,891	8,860	281
Capital shares redeemed	614,706	200,428	166,473	—
Other accrued expenses and liabilities	263,253	103,933	171,076	108,133
Total Liabilities	57,903,035	111,423,390	35,847,303	543,776
Net Assets	$1,105,300,234	$435,296,275	$337,585,269	$8,746,032

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$849,983,915	$361,420,792	$322,388,490	$8,996,655
Undistributed (accumulated) net investment income (loss)	3,465,281	1,093,301	1,313,738	(1,397)
Undistributed (accumulated) net realized gain (loss)	37,887,413	6,459,089	(18,539,247)	(451,331)
Net unrealized appreciation (depreciation)	213,963,625	66,323,093	32,422,288	202,105
Net Assets	$1,105,300,234	$435,296,275	$337,585,269	$8,746,032

NET ASSETS:
Class L	$969,292,339	$423,918,153	$265,914,758	$7,312,390
Class N	85,098,073	9,158,476	41,555,875	1,339,930
Class R6	50,909,822	2,219,646	30,114,636	93,712
SHARES OUTSTANDING:
Class L	45,449,162	19,627,578	18,434,133	742,121
Class N	3,992,506	425,896	2,887,741	136,047
Class R6	2,390,799	102,869	2,090,026	9,501
NET ASSET VALUE:
Class L	$21.33	$21.60	$14.43	$9.85
Class N	$21.31	$21.50	$14.39	$9.85
Class R6	$21.29	$21.58	$14.41	$9.86

* Market value of securities out on loan	$—	$63,331,053	$—	$—
‡ Foreign currency at cost	$431	$—	$951,844	$17,356

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Assets and Liabilities	March 31, 2015 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities, at cost	$117,371,548	$21,150,043	$61,119,789	$126,403,188

Investments in securities, at value*	$133,655,967	$24,248,991	$64,598,772	$157,048,730
Cash	28,681	—	32	—
Foreign currency, at value‡	—	—	173,701	—
Deposits with brokers for futures contracts	115,592	—	—	244,784
Receivables:
Securities sold	2,834,949	1,142,486	6,696,717	—
Foreign tax reclaim	—	—	67,600	—
Dividends	135,307	25,011	237,326	198,450
Capital shares sold	289,267	46,131	177,171	741,752
Due from Investment Advisor	—	1,545	—	—
Prepaid expenses	29,890	26,453	28,121	38,964
Total Assets	137,089,653	25,490,617	71,979,440	158,272,680
LIABILITIES:
Due to custodian	—	—	—	857
Variation margin on futures contracts	18,500	—	—	39,220
Payables:
Securities purchased	5,547,472	1,145,106	6,723,911	—
Collateral received on securities loaned	—	3,926,470	—	—
Accrued investment advisory fees	14,056	—	7,457	18,668
Accrued shareholder servicing fees	16,656	—	8,304	19,933
Accrued distribution fees—Class N	39	30	24	3,803
Capital shares redeemed	91,333	—	—	329,656
Other accrued expenses and liabilities	26,925	51,645	54,808	88,398
Total Liabilities	5,714,981	5,123,251	6,794,504	500,535
Net Assets	$131,374,672	$20,367,366	$65,184,936	$157,772,145

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$115,765,778	$17,367,315	$67,706,400	$108,938,296
Undistributed (accumulated) net investment income (loss)	416,283	52,703	411,397	703,539
Undistributed (accumulated) net realized gain (loss)	(1,103,412)	(151,600)	(6,396,183)	17,456,467
Net unrealized appreciation (depreciation)	16,296,023	3,098,948	3,463,322	30,673,843
Net Assets	$131,374,672	$20,367,366	$65,184,936	$157,772,145

NET ASSETS:
Class L	$51,085,261	$20,116,312	$22,106,973	$—
Class I	—	—	—	139,695,282
Class N	146,096	142,137	111,508	17,966,163
Class R6	80,143,315	108,917	42,966,455	110,700
SHARES OUTSTANDING:
Class L	3,081,400	1,239,391	1,739,007	—
Class I	—	—	—	9,371,894
Class N	8,826	8,788	8,782	1,204,407
Class R6	4,836,242	6,717	3,380,334	7,440
NET ASSET VALUE:
Class L	$16.58	$16.23	$12.71	$—
Class I	$—	$—	$—	$14.91
Class N	$16.55	$16.17	$12.70	$14.92
Class R6	$16.57	$16.22	$12.71	$14.88

* Market value of securities out on loan	$—	$3,804,190	$—	$—
‡ Foreign currency at cost	$—	$—	$176,204	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Assets and Liabilities	March 31, 2015 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities, at cost	$30,482,333	$93,249,723	$246,377,009	$698,510,379

Investments in securities, at value*	$31,653,513	$89,297,459	$302,360,549	$789,157,639
Cash	—	—	—	46,988
Foreign currency, at value‡	122,531	348,118	884,794	2,317,145
Deposits with brokers for futures contracts	—	—	5,862,370	16,146,231
Unrealized appreciation on forward foreign currency exchange contracts	—	—	2,065,082	5,585,507
Swaps, at value	—	—	97,315	294,127
Receivables:
Securities sold	11,891	—	106,743	330,543
Foreign tax reclaim	26,510	2,431	600,596	1,874,605
Dividends	98,830	187,527	554,216	2,573,272
Capital shares sold	34,229	23,516	—	1,176,100
Prepaid expenses	29,801	30,272	37,859	75,693
Total Assets	31,977,305	89,889,323	312,569,524	819,577,850
LIABILITIES:
Due to custodian	8,843	—	66,607	—
Due to brokers	—	—	2,214,068	6,019,560
Variation margin on futures contracts	—	—	260,319	747,388
Payables:
Securities purchased	190,886	—	24,065	259,547
Collateral received on securities loaned	—	1,431,301	—	—
Accrued investment advisory fees	—	19,818	105,207	311,604
Accrued shareholder servicing fees	36	11,199	14,621	99,242
Accrued distribution fees—Class N	37	73	279	8,582
Capital shares redeemed	—	6,567	—	2,156,444
Other accrued expenses and liabilities	72,738	90,054	168,226	294,635
Total Liabilities	272,540	1,559,012	2,853,392	9,897,002
Net Assets	$31,704,765	$88,330,311	$309,716,132	$809,680,848

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$30,444,686	$95,103,343	$247,652,497	$717,126,931
Undistributed (accumulated) net investment income (loss)	128,935	124,840	526,178	335,719
Undistributed (accumulated) net realized gain (loss)	(30,941)	(2,940,287)	3,130,269	(4,988,819)
Net unrealized appreciation (depreciation)	1,162,085	(3,957,585)	58,407,188	97,207,017
Net Assets	$31,704,765	$88,330,311	$309,716,132	$809,680,848

NET ASSETS:
Class I	$31,436,094	$87,948,359	$1,334,799	$318,279,029
Class N	173,228	294,884	1,168,315	39,076,979
Class R6	95,443	87,068	80,932,400	40,609,698
Class Y	—	—	226,280,618	411,715,142
SHARES OUTSTANDING:
Class I	2,661,921	9,228,985	158,173	30,619,469
Class N	14,323	30,443	139,553	3,694,321
Class R6	8,096	9,146	9,547,581	3,698,648
Class Y	—	—	26,673,357	37,475,152
NET ASSET VALUE:
Class I	$11.81	$9.53	$8.44	$10.39
Class N	$12.09	$9.69	$8.37	$10.58
Class R6	$11.79	$9.52	$8.48	$10.98
Class Y	$—	$—	$8.48	$10.99

* Market value of securities out on loan	$—	$1,404,910	$—	$—
‡ Foreign currency at cost	$126,704	$349,893	$906,839	$2,345,983

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Operations	March 31, 2015 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015
INVESTMENT INCOME:
Dividend income†	$3,684,841	$137,602	$855,686	$195,183
Securities lending income, net	—	2,605	—	525
Total Income	3,684,841	140,207	855,686	195,708

EXPENSES:
Investment advisory fees	609,402	38,305	118,616	54,438
Shareholder servicing fees	304,701	12,768	44,481	14,846
Custody fees	6,154	7,416	11,096	28,686
Administration & accounting fees	44,185	1,915	6,969	2,072
Legal fees	2,193	50	750	120
Audit & tax fees	20,654	20,647	27,101	25,636
Shareholder reporting fees	20,914	615	2,171	1,714
Transfer agent fees	93,239	12,827	19,319	8,514
Trustee fees	7,168	320	1,160	355
Organization and offering costs	—	—	—	5,519
Distribution fees—Class N	46,473	3,409	2,415	3,522
Registration fees	31,545	21,535	21,589	27,599
Pricing fee	1,157	3,842	9,703	9,380
Other expenses	17,863	1,189	2,568	1,297
Total Expenses	1,205,648	124,838	267,938	183,698

Less fee waivers and/or reimbursements	(91,457)	(57,651)	(73,485)	(96,731)
Net Expenses	1,114,191	67,187	194,453	86,967
Net Investment Income (Loss)	2,570,650	73,020	661,233	108,741

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(6,391,423)	149,363	(2,624,720)	(671,713)
Foreign currency and foreign currency transactions	—	—	(21,296)	(45,950)
Futures contracts	1,615,255	—	—	—
Net realized gain (loss)	(4,776,168)	149,363	(2,646,016)	(717,663)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	24,164,540	1,689,357	1,367,820	990,809
Foreign currency and foreign currency translations	—	—	(4,141)	591
Futures contracts	(131,163)	—	—	—
Net change in unrealized appreciation (depreciation)	24,033,377	1,689,357	1,363,679	991,400
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	19,257,209	1,838,720	(1,282,337)	273,737
Net increase (decrease) in net assets resulting from operations	$21,827,859	$1,911,740	$(621,104)	$382,478

† Net of foreign taxes withheld of	$—	$33	$104,317	$11,193

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Operations	March 31, 2015 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE PERIOD 02/11/15*- 03/31/15	FOR THE PERIOD 02/11/15*- 03/31/15	FOR THE PERIOD 02/11/15*- 03/31/15	FOR THE PERIOD 02/11/15*- 03/31/15
INVESTMENT INCOME:
Dividend income†	$6,870	$6,936	$16,968	$6,412
Securities lending income, net	—	215	—	67
Total Income	6,870	7,151	16,968	6,479

EXPENSES:
Investment advisory fees	1,060	1,207	1,917	3,871
Shareholder servicing fees	530	402	719	1,055
Custody fees	1,736	2,131	4,499	5,210
Administration & accounting fees	83	72	100	184
Legal fees	18	18	18	45
Audit & tax fees	8,012	8,012	9,520	9,975
Shareholder reporting fees	120	120	120	178
Transfer agent fees	2,165	2,130	2,152	2,382
Trustee fees	13	13	13	34
Organization and offering costs	1,447	1,447	1,447	1,447
Distribution fees—Class N	33	33	34	328
Registration fees	7,226	7,226	7,226	7,226
Pricing fee	395	395	2,076	2,076
Other expenses	554	552	553	612
Total Expenses	23,392	23,758	30,394	34,623

Less fee waivers and/or reimbursements	(21,739)	(21,952)	(27,432)	(28,734)
Net Expenses	1,653	1,806	2,962	5,889
Net Investment Income (Loss)	5,217	5,345	14,006	590

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(14,895)	221	25,167	20,258
Foreign currency and foreign currency transactions	—	—	(748)	(11,337)
Net realized gain (loss)	(14,895)	221	24,419	8,921

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(8,767)	55,562	(97,214)	8,129
Foreign currency and foreign currency translations	—	—	(18,970)	(2,177)
Net change in unrealized appreciation (depreciation)	(8,767)	55,562	(116,184)	5,952
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(23,662)	55,783	(91,765)	14,873
Net increase (decrease) in net assets resulting from operations	$(18,445)	$61,128	$(77,759)	$15,463

† Net of foreign taxes withheld of	$—	$—	$1,712	$594

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Operations	March 31, 2015 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015
INVESTMENT INCOME:
Dividend income†	$8,930,671	$2,622,433	$4,397,802	$49,058
Securities lending income, net	—	154,884	—	58
Total Income	8,930,671	2,777,317	4,397,802	49,116

EXPENSES:
Investment advisory fees	1,338,935	606,581	562,130	19,982
Shareholder servicing fees	803,365	259,965	240,914	5,995
Custody fees	16,325	13,853	40,517	44,998
Administration & accounting fees	135,258	42,575	40,886	848
Legal fees	32,817	9,049	9,756	120
Audit & tax fees	21,994	22,095	29,849	25,636
Shareholder reporting fees	64,739	20,871	18,348	1,241
Transfer agent fees	478,067	135,594	156,711	8,027
Trustee fees	25,424	7,947	7,786	178
Organization and offering costs	—	—	—	5,275
Distribution fees—Class N	102,385	10,131	50,465	1,456
Interest expense	972	583	—	—
Recoupment of waiver	—	979	—	—
Registration fees	40,368	31,176	30,999	27,300
Pricing fee	1,380	6,342	9,554	9,408
Other expenses	30,837	11,326	9,525	1,064
Total Expenses	3,092,866	1,179,067	1,207,440	151,528

Less fee waivers and/or reimbursements	(356,752)	(38,074)	(111,379)	(118,150)
Net Expenses	2,736,114	1,140,993	1,096,061	33,378
Net Investment Income (Loss)	6,194,557	1,636,324	3,301,741	15,738

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	37,828,569	7,012,472	(18,486,257)	(406,312)
Foreign currency and foreign currency transactions	197	—	(160,088)	(6,799)
Futures contracts	606,739	(167,621)	190,386	—
Net realized gain (loss)	38,435,505	6,844,851	(18,455,959)	(413,111)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	28,911,418	38,159,387	15,254,534	350,999
Foreign currency and foreign currency translations	(66)	—	(51,097)	(1,098)
Futures contracts	(11,844)	(25,269)	(93,920)	—
Net change in unrealized appreciation (depreciation)	28,899,508	38,134,118	15,109,517	349,901
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	67,335,013	44,978,969	(3,346,442)	(63,210)
Net increase (decrease) in net assets resulting from operations	$73,529,570	$46,615,293	$(44,701)	$(47,472)

† Net of foreign taxes withheld of	$1,671	$999	$486,476	$3,375

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Operations	March 31, 2015 (Unaudited)

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015
INVESTMENT INCOME:
Dividend income†	$971,804	$129,640	$832,586	$2,163,641
Securities lending income, net	—	4,282	—	—
Total Income	971,804	133,922	832,586	2,163,641

EXPENSES:
Investment advisory fees	165,924	33,411	122,636	248,745
Shareholder servicing fees	88,413	13,139	47,996	149,248
Custody fees	5,184	6,955	19,288	967
Administration & accounting fees	14,526	2,150	8,428	27,448
Legal fees	1,963	393	1,771	5,520
Audit & tax fees	21,992	22,081	29,722	20,857
Shareholder reporting fees	6,932	980	3,988	10,971
Transfer agent fees	30,704	16,916	8,690	83,498
Trustee fees	2,547	388	1,601	5,274
Distribution fees—Class N	186	166	136	26,885
Interest expense	—	—	81	389
Registration fees	20,352	18,790	20,108	26,410
Pricing fee	1,171	5,195	9,561	539
Other expenses	4,367	1,134	3,064	6,750
Total Expenses	364,261	121,698	277,070	613,501

Less fee waivers and/or reimbursements	(60,157)	(61,852)	(60,313)	(96,330)
Net Expenses	304,104	59,846	216,757	517,171
Net Investment Income (Loss)	667,700	74,076	615,829	1,646,470

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	(1,124,847)	(14,214)	(5,485,569)	17,057,168
Foreign currency and foreign currency transactions	—	—	(22,568)	—
Futures contracts	473,488	—	—	1,178,105
Net realized gain (loss)	(651,359)	(14,214)	(5,508,137)	18,235,273

Net change in unrealized appreciation (depreciation) on:
Investments in securities	7,584,339	2,313,885	3,869,525	4,625,715
Foreign currency and foreign currency translations	—	—	(2,734)	—
Futures contracts	11,604	—	—	77,516
Net change in unrealized appreciation (depreciation)	7,595,943	2,313,885	3,866,791	4,703,231
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	6,944,584	2,299,671	(1,641,346)	22,938,504
Net increase (decrease) in net assets resulting from operations	$7,612,284	$2,373,747	$(1,025,517)	$24,584,974

† Net of foreign taxes withheld of	$183	$81	$97,807	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Operations	March 31, 2015 (Unaudited)

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015	FOR THE SIX MONTHS ENDED MARCH 31, 2015
INVESTMENT INCOME:
Dividend income†	$365,721	$818,608	$2,891,585	$9,378,866
Securities lending income, net	—	583	—	—
Total Income	365,721	819,191	2,891,585	9,378,866

EXPENSES:
Investment advisory fees	50,894	206,783	595,042	1,784,444
Shareholder servicing fees	21,812	62,035	83,180	549,666
Custody fees	8,237	34,553	29,782	68,894
Administration & accounting fees	3,660	10,331	29,226	100,147
Legal fees	627	5,650	15,344	31,289
Audit & tax fees	27,877	28,028	31,158	30,320
Shareholder reporting fees	1,921	5,054	14,415	39,398
Transfer agent fees	23,986	46,077	9,853	132,145
Trustee fees	686	1,821	7,174	19,686
Distribution fees—Class N	241	788	1,876	48,749
Recoupment of waiver	—	—	253	—
Registration fees	22,488	24,415	25,814	37,086
Pricing fee	8,424	7,830	9,679	9,437
Other expenses	1,127	3,473	9,920	26,665
Total Expenses	171,980	436,838	862,716	2,877,926

Less fee waivers and/or reimbursements	(77,076)	(104,601)	(7,506)	—
Net Expenses	94,904	332,237	855,210	2,877,926
Net Investment Income (Loss)	270,817	486,954	2,036,375	6,500,940

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Investments in securities	8,591	(2,408,863)	6,703,144	(3,448,621)
Foreign currency and foreign currency transactions	(17,138)	(103,195)	(96,446)	(977,708)
Forward foreign currency exchange contracts	—	—	(4,527,981)	(19,066,421)
Futures contracts	—	—	3,886,119	12,718,240
Swap contracts	—	—	935,795	2,969,736
Net realized gain (loss)	(8,547)	(2,512,058)	6,900,631	(7,804,774)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	(28,966)	(4,314,793)	4,632,986	12,379,921
Foreign currency and foreign currency translations	(3,962)	3,651	(156,791)	(89,315)
Forward foreign currency exchange contracts	—	—	4,940,559	13,705,615
Futures contracts	—	—	335,755	1,751,595
Swap contracts	—	—	368,528	1,182,407
Net change in unrealized appreciation (depreciation)	(32,928)	(4,311,142)	10,121,037	28,930,223
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(41,475)	(6,823,200)	17,021,668	21,125,449
Net increase (decrease) in net assets resulting from operations	$229,342	$(6,336,246)	$19,058,043	$27,626,389

† Net of foreign taxes withheld of	$29,602	$58,576	$192,713	$829,185

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$2,570,650	$943,356	$73,020	$20,120
Net realized gain (loss)	(4,776,168)	1,299,259	149,363	124,643
Net change in unrealized appreciation (depreciation)	24,033,377	7,207,415	1,689,357	(108,107)
Net increase (decrease) in net assets resulting from operations	21,827,859	9,450,030	1,911,740	36,656

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(1,256,118)	(119,019)	(32,992)	(7,632)
Class N	(147,772)	(13,149)	(293)	(4,611)
Class R6	(289,685)	—	(274)	—
Total	(1,693,575)	(132,168)	(33,559)	(12,243)
Net realized gain:
Class L	(1,427,011)	(165,118)	(159,558)	(25,099)
Class N	(190,661)	(22,150)	(25,739)	(22,781)
Class R6	(294,996)	—	(1,122)	—
Total	(1,912,668)	(187,268)	(186,419)	(47,880)
Total distributions	(3,606,243)	(319,436)	(219,978)	(60,123)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	298,375,230	147,028,800	12,597,443	7,472,586
Reinvestment of distributions	2,314,801	284,137	192,314	32,731
Cost of shares redeemed	(51,944,243)	(9,053,445)	(1,753,974)	(1,394,579)
Net increase (decrease) from capital transactions	248,745,788	138,259,492	11,035,783	6,110,738
CLASS N
Proceeds from shares sold	47,937,260	12,485,844	3,745,358	2,686,574
Reinvestment of distributions	337,887	35,299	25,695	27,392
Cost of shares redeemed	(4,602,788)	(4,397,128)	(284,726)	(2,853,830)
Net increase (decrease) from capital transactions	43,672,359	8,124,015	3,486,327	(139,864)
CLASS R6
Proceeds from shares sold	92,302,581	43,024,955 (a)	279,306	100,000 (a)
Reinvestment of distributions	584,681	—	1,396	—
Cost of shares redeemed	(3,336,336)	(110,245)	(105,385)	—
Net increase (decrease) from capital transactions	89,550,926	42,914,710	175,317	100,000
Net increase (decrease) in net assets resulting from capital transactions	381,969,073	189,298,217	14,697,427	6,070,874
Total increase (decrease) in net assets	400,190,689	198,428,811	16,389,189	6,047,407

NET ASSETS:
Beginning of period	218,642,976	20,214,165	9,611,861	3,564,454
End of period	$618,833,665	$218,642,976	$26,001,050	$9,611,861

Undistributed accumulated net investment income (loss)	$1,737,830	$860,755	$50,376	$10,915

The accompanying notes are an integral part of these financial statements.	(continued on p. 120)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	12,425,605	1,695,462	667,089	183,811
Shares sold	21,625,088	11,405,876	969,305	590,429
Shares issued on reinvestment of distributions	165,579	23,482	14,805	2,579
Shares redeemed	(3,832,443)	(699,215)	(135,833)	(109,730)
Shares outstanding, end of period	30,383,829	12,425,605	1,515,366	667,089
CLASS N
Shares outstanding, beginning of period	774,591	126,521	104,362	116,378
Shares sold	3,470,179	995,837	285,695	212,517
Shares issued on reinvestment of distributions	24,221	2,920	1,981	2,160
Shares redeemed	(333,943)	(350,687)	(22,361)	(226,693)
Shares outstanding, end of period	3,935,048	774,591	369,677	104,362
CLASS R6
Shares outstanding, beginning of period	3,162,925	— (a)	7,722	— (a)
Shares sold	6,570,447	3,171,171	22,220	7,722
Shares issued on reinvestment of distributions	41,823	—	107	—
Shares redeemed	(241,187)	(8,246)	(7,829)	—
Shares outstanding, end of period	9,534,008	3,162,925	22,220	7,722

(a)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE PERIOD 5/13/14*- 9/30/14
OPERATIONS:
Net investment income (loss)	$661,233	$594,297	$108,741	$104,365
Net realized gain (loss)	(2,646,016)	272,909	(717,663)	(112,270)
Net change in unrealized appreciation (depreciation)	1,363,679	(1,099,036)	991,400	(625,469)
Net increase (decrease) in net assets resulting from operations	(621,104)	(231,830)	382,478	(633,374)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(403,490)	(141,411)	(141,008)	—
Class N	(26,584)	(15,916)	(22,750)	—
Class R6	(577,980)	—	(690)	—
Total	(1,008,054)	(157,327)	(164,448)	—
Net realized gain:
Class L	(166,855)	—	—	—
Class N	(13,559)	—	—	—
Class R6	(214,047)	—	—	—
Total	(394,461)	—	—	—
Total distributions	(1,402,515)	(157,327)	(164,448)	—

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	12,463,871	14,427,190	9,582,855	12,126,995
Reinvestment of distributions	569,269	141,411	141,008	—
Cost of shares redeemed	(7,863,954)	(3,730,566)	(3,226,395)	(20,114)
Net increase (decrease) from capital transactions	5,169,186	10,838,035	6,497,468	12,106,881
CLASS N
Proceeds from shares sold	2,160,206	1,369,545	1,392,473	2,486,920
Reinvestment of distributions	39,182	15,916	22,750	—
Cost of shares redeemed	(2,296,652)	(810,724)	(965,308)	(5,760)
Net increase (decrease) from capital transactions	(97,264)	574,737	449,915	2,481,160
CLASS R6
Proceeds from shares sold	35,875,229	27,011,110 (a)	18,767,221	100,000 (a)
Reinvestment of distributions	792,027	—	690	—
Cost of shares redeemed	(2,138,821)	(102,584)	(148,299)	—
Net increase (decrease) from capital transactions	34,528,435	26,908,526	18,619,612	100,000
Net increase (decrease) in net assets resulting from capital transactions	39,600,357	38,321,298	25,566,995	14,688,041
Total increase (decrease) in net assets	37,576,738	37,932,141	25,785,025	14,054,667

NET ASSETS:
Beginning of period	55,896,488	17,964,347	14,054,667	—
End of period	$93,473,226	$55,896,488	$39,839,692	$14,054,667

Undistributed accumulated net investment income (loss)	$278,999	$625,820	$58,835	$114,542

The accompanying notes are an integral part of these financial statements.	(continued on p. 122)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE PERIOD 5/13/14*- 9/30/14
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	2,331,110	1,401,327	1,161,585	—
Shares sold	1,133,728	1,236,200	988,529	1,163,451
Shares issued on reinvestment of distributions	52,661	12,372	14,582	—
Shares redeemed	(712,846)	(318,789)	(327,697)	(1,866)
Shares outstanding, end of period	2,804,653	2,331,110	1,836,999	1,161,585
CLASS N
Shares outstanding, beginning of period	240,807	191,136	239,916	—
Shares sold	194,807	117,386	143,782	240,482
Shares issued on reinvestment of distributions	3,621	1,392	2,355	—
Shares redeemed	(204,879)	(69,107)	(98,504)	(566)
Shares outstanding, end of period	234,356	240,807	287,549	239,916
CLASS R6
Shares outstanding, beginning of period	2,303,191	— (a)	9,551	— (a)
Shares sold	3,230,561	2,312,075	1,908,761	9,551
Shares issued on reinvestment of distributions	73,404	—	71	—
Shares redeemed	(196,589)	(8,884)	(15,045)	—
Shares outstanding, end of period	5,410,567	2,303,191	1,903,338	9,551

*	Commencement of operations.
(a)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE PERIOD 2/11/15*- 3/31/15 (Unaudited)	FOR THE PERIOD 2/11/15*- 3/31/15 (Unaudited)	FOR THE PERIOD 2/11/15*- 3/31/15 (Unaudited)	FOR THE PERIOD 2/11/15*- 3/31/15 (Unaudited)
OPERATIONS:
Net investment income (loss)	$5,217	$5,345	$14,006	$590
Net realized gain (loss)	(14,895)	221	24,419	8,921
Net change in unrealized appreciation (depreciation)	(8,767)	55,562	(116,184)	5,952
Net increase (decrease) in net assets resulting from operations	(18,445)	61,128	(77,759)	15,463

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	1,223,491	230,952	1,275,944	1,744,392
Cost of shares redeemed	(246)	—	(68,133)	(105)
Net increase (decrease) from capital transactions	1,223,245	230,952	1,207,811	1,744,287
CLASS N
Proceeds from shares sold	100,000	105,000	100,000	1,000,000
Net increase (decrease) from capital transactions	100,000	105,000	100,000	1,000,000
CLASS R6
Proceeds from shares sold	3,732,365	1,800,000	14,815,226	4,809,688
Cost of shares redeemed	(4,868)	—	(9,272)	(1,180)
Net increase (decrease) from capital transactions	3,727,497	1,800,000	14,805,954	4,808,508
Net increase (decrease) in net assets resulting from capital transactions	5,050,742	2,135,952	16,113,765	7,552,795
Total increase (decrease) in net assets	5,032,297	2,197,080	16,036,006	7,568,258

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$5,032,297	$2,197,080	$16,036,006	$7,568,258

Undistributed accumulated net investment income (loss)	$5,217	$5,345	$14,006	$590

CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	—	—	—	—
Shares sold	120,706	22,880	123,299	174,371
Shares redeemed	(25)	—	(6,621)	(10)
Shares outstanding, end of period	120,681	22,880	116,678	174,361
CLASS N
Shares outstanding, beginning of period	—	—	—	—
Shares sold	10,000	10,485	10,000	100,000
Shares outstanding, end of period	10,000	10,485	10,000	100,000
CLASS R6
Shares outstanding, beginning of period	—	—	—	—
Shares sold	371,756	180,000	1,443,853	482,850
Shares redeemed	(481)	—	(902)	(118)
Shares outstanding, end of period	371,275	180,000	1,442,951	482,732

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$6,194,557	$5,087,759	$1,636,324	$8,449
Net realized gain (loss)	38,435,505	101,076,923	6,844,851	34,792,987
Net change in unrealized appreciation (depreciation)	28,899,508	35,512,263	38,134,118	(28,508,882)
Net increase (decrease) in net assets resulting from operations	73,529,570	141,676,945	46,615,293	6,292,554

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(5,966,543)	(5,167,616)	(520,487)	(710,780)
Class N	(274,098)	(276,437)	—	(7,577)
Class R6	(3,434)	—	(776)	—
Total	(6,244,075)	(5,444,053)	(521,263)	(718,357)
Net realized gain:
Class L	(84,910,757)	(33,760,872)	(34,089,287)	(16,031,831)
Class N	(7,008,345)	(3,094,983)	(840,081)	(173,722)
Class R6	(37,242)	—	(24,737)	—
Total	(91,956,344)	(36,855,855)	(34,954,105)	(16,205,553)
Total distributions	(98,200,419)	(42,299,908)	(35,475,368)	(16,923,910)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	117,567,918	274,204,732	118,128,771	95,966,031
Reinvestment of distributions	90,742,490	38,899,012	34,231,641	16,540,167
Cost of shares redeemed	(168,429,322)	(170,601,504)	(40,499,475)	(43,807,285)
Net increase (decrease) from capital transactions	39,881,086	142,502,240	111,860,937	68,698,913
CLASS N
Proceeds from shares sold	10,020,117	17,442,474	1,852,701	6,515,783
Reinvestment of distributions	7,275,650	3,371,420	840,081	181,300
Cost of shares redeemed	(9,725,807)	(19,840,237)	(963,160)	(750,386)
Net increase (decrease) from capital transactions	7,569,960	973,657	1,729,622	5,946,697
CLASS R6
Proceeds from shares sold	51,267,352	131,980 (a)	2,234,673	100,000 (a)
Reinvestment of distributions	40,676	—	25,513	—
Cost of shares redeemed	(1,426,350)	—	(152,432)	—
Net increase (decrease) from capital transactions	49,881,678	131,980	2,107,754	100,000
Net increase (decrease) in net assets resulting from capital transactions	97,332,724	143,607,877	115,698,313	74,745,610
Total increase (decrease) in net assets	72,661,875	242,984,914	126,838,238	64,114,254

NET ASSETS:
Beginning of period	1,032,638,359	789,653,445	308,458,037	244,343,783
End of period	$1,105,300,234	$1,032,638,359	$435,296,275	$308,458,037

Undistributed accumulated net investment income (loss)	$3,465,281	$3,514,799	$1,093,301	$(21,760)

The accompanying notes are an integral part of these financial statements.	(continued on p. 125)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	43,544,682	36,612,813	14,280,666	11,146,293
Shares sold	5,497,278	13,062,922	5,588,776	4,362,937
Shares issued on reinvestment of distributions	4,352,158	1,906,814	1,676,378	752,852
Shares redeemed	(7,944,956)	(8,037,867)	(1,918,242)	(1,981,416)
Shares outstanding, end of period	45,449,162	43,544,682	19,627,578	14,280,666
CLASS N
Shares outstanding, beginning of period	3,628,327	3,583,368	342,381	76,765
Shares sold	471,082	824,822	88,143	292,076
Shares issued on reinvestment of distributions	348,952	165,266	41,282	8,271
Shares redeemed	(455,855)	(945,129)	(45,910)	(34,731)
Shares outstanding, end of period	3,992,506	3,628,327	425,896	342,381
CLASS R6
Shares outstanding, beginning of period	5,987	— (a)	4,529	— (a)
Shares sold	2,449,386	5,987	104,257	4,529
Shares issued on reinvestment of distributions	1,954	—	1,251	—
Shares redeemed	(66,528)	—	(7,168)	—
Shares outstanding, end of period	2,390,799	5,987	102,869	4,529

(a)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE PERIOD 5/13/14*- 9/30/14
OPERATIONS:
Net investment income (loss)	$3,301,741	$5,343,481	$15,738	$56,227
Net realized gain (loss)	(18,455,959)	8,360,764	(413,111)	(38,390)
Net change in unrealized appreciation (depreciation)	15,109,517	(17,399,020)	349,901	(147,796)
Net increase (decrease) in net assets resulting from operations	(44,701)	(3,694,775)	(47,472)	(129,959)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(5,801,763)	(3,959,589)	(65,400)	—
Class N	(766,472)	(609,999)	(8,023)	—
Class R6	(2,173)	—	(894)	—
Total	(6,570,408)	(4,569,588)	(74,317)	—
Net realized gain:
Class L	(3,099,138)	—	—	—
Class N	(466,349)	—	—	—
Class R6	(1,071)	—	—	—
Total	(3,566,558)	—	—	—
Total distributions	(10,136,966)	(4,569,588)	(74,317)	—

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	61,137,364	122,678,856	1,319,067	6,393,787
Reinvestment of distributions	8,899,197	3,958,755	65,400	—
Cost of shares redeemed	(74,364,437)	(58,524,145)	(217,798)	(10,053)
Net increase (decrease) from capital transactions	(4,327,876)	68,113,466	1,166,669	6,383,734
CLASS N
Proceeds from shares sold	4,882,706	8,948,915	325,458	1,034,945
Reinvestment of distributions	1,232,821	609,999	8,023	—
Cost of shares redeemed	(3,362,922)	(10,024,019)	(21,943)	—
Net increase (decrease) from capital transactions	2,752,605	(465,105)	311,538	1,034,945
CLASS R6
Proceeds from shares sold	29,720,352	100,000 (a)	—	100,000 (a)
Reinvestment of distributions	3,244	—	894	—
Cost of shares redeemed	(369,931)	—	—	—
Net increase (decrease) from capital transactions	29,353,665	100,000	894	100,000
Net increase (decrease) in net assets resulting from capital transactions	27,778,394	67,748,361	1,479,101	7,518,679
Total increase (decrease) in net assets	17,596,727	59,483,998	1,357,312	7,388,720

NET ASSETS:
Beginning of period	319,988,542	260,504,544	7,388,720	—
End of period	$337,585,269	$319,988,542	$8,746,032	$7,388,720

Undistributed accumulated net investment income (loss)	$1,313,738	$4,582,405	$(1,397)	$57,182

The accompanying notes are an integral part of these financial statements.	(continued on p. 127)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE PERIOD 5/13/14*- 9/30/14
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	18,723,227	14,326,003	625,023	—
Shares sold	4,309,747	7,953,475	132,525	625,968
Shares issued on reinvestment of distributions	637,478	258,404	6,877	—
Shares redeemed	(5,236,319)	(3,814,655)	(22,304)	(945)
Shares outstanding, end of period	18,434,133	18,723,227	742,121	625,023
CLASS N
Shares outstanding, beginning of period	2,690,049	2,721,721	103,336	—
Shares sold	346,671	580,437	34,124	103,336
Shares issued on reinvestment of distributions	88,501	39,895	843	—
Shares redeemed	(237,480)	(652,004)	(2,256)	—
Shares outstanding, end of period	2,887,741	2,690,049	136,047	103,336
CLASS R6
Shares outstanding, beginning of period	6,435	— (a)	9,407	—	(a)
Shares sold	2,108,578	6,435	—	9,407
Shares issued on reinvestment of distributions	233	—	94	—
Shares redeemed	(25,220)	—	—	—
Shares outstanding, end of period	2,090,026	6,435	9,501	9,407

*	Commencement of operations.
(a)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$667,700	$380,075	$74,076	$4,561
Net realized gain (loss)	(651,359)	1,570,147	(14,214)	418,735
Net change in unrealized appreciation (depreciation)	7,595,943	6,934,858	2,313,885	(703,349)
Net increase (decrease) in net assets resulting from operations	7,612,284	8,885,080	2,373,747	(280,053)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(570,768)	(128,737)	(14,503)	(21,215)
Class N	(366)	(55)	—	(33)
Class R6	(587)	—	(257)	—
Total	(571,721)	(128,792)	(14,760)	(21,248)
Net realized gain:
Class L	(1,895,534)	(317,031)	(537,085)	(139,024)
Class N	(2,336)	(940)	(4,583)	(2,068)
Class R6	(1,710)	—	(3,495)	—
Total	(1,899,580)	(317,971)	(545,163)	(141,092)
Total distributions	(2,471,301)	(446,763)	(559,923)	(162,340)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	32,005,153	79,287,715	7,325,519	14,374,949
Reinvestment of distributions	2,465,957	445,768	551,580	160,239
Cost of shares redeemed	(88,672,211)	(8,524,640)	(4,241,427)	(6,173,028)
Net increase (decrease) from capital transactions	(54,201,101)	71,208,843	3,635,672	8,362,160
CLASS N
Proceeds from shares sold	49,000	1,500	—	1,448
Reinvestment of distributions	2,702	995	4,583	2,101
Cost of shares redeemed	(48,058)	—	—	—
Net increase (decrease) from capital transactions	3,644	2,495	4,583	3,549
CLASS R6
Proceeds from shares sold	79,421,368	100,000 (a)	—	100,000 (a)
Reinvestment of distributions	2,297	—	3,752	—
Cost of shares redeemed	(566,799)	—	—	—
Net increase (decrease) from capital transactions	78,856,866	100,000	3,752	100,000
Net increase (decrease) in net assets resulting from capital transactions	24,659,409	71,311,338	3,644,007	8,465,709
Total increase (decrease) in net assets	29,800,392	79,749,655	5,457,831	8,023,316

NET ASSETS:
Beginning of period	101,574,280	21,824,625	14,909,535	6,886,219
End of period	$131,374,672	$101,574,280	$20,367,366	$14,909,535

Undistributed accumulated net investment income (loss)	$416,283	$320,304	$52,703	$(6,613)

The accompanying notes are an integral part of these financial statements.	(continued on p. 129)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR TM LARGE CAP MOMENTUM STYLE FUND			AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014		FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	6,375,044	1,596,498		998,131	455,448
Shares sold	1,990,540	5,314,373		479,025	943,530
Shares issued on reinvestment of distributions	151,565	30,365		35,910	10,358
Shares redeemed	(5,435,749)	(566,192)		(273,675)	(411,205)
Shares outstanding, end of period	3,081,400	6,375,044		1,239,391	998,131
CLASS N
Shares outstanding, beginning of period	8,660	8,489		8,489	8,251
Shares sold	2,914	103		—	102
Shares issued on reinvestment of distributions	166	68		299	136
Shares redeemed	(2,914)	—		—	—
Shares outstanding, end of period	8,826	8,660		8,788	8,489
CLASS R6
Shares outstanding, beginning of period	6,337	—	(a)	6,472	—	(a)
Shares sold	4,863,791	6,337		—	6,472
Shares issued on reinvestment of distributions	141	—		245	—
Shares redeemed	(34,027)	—		—	—
Shares outstanding, end of period	4,836,242	6,337		6,717	6,472

(a)	Commencement of offering class of shares effective July 10, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$615,829	$1,013,561	$1,646,470	$3,314,889
Net realized gain (loss)	(5,508,137)	(426,846)	18,235,273	4,860,334
Net change in unrealized appreciation (depreciation)	3,866,791	(1,693,193)	4,703,231	24,266,505
Net increase (decrease) in net assets resulting from operations	(1,025,517)	(1,106,478)	24,584,974	32,441,728

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	(1,175,400)	(171,579)	—	—
Class I	—	—	(3,243,005)	(1,166,110)
Class N	(1,938)	(189)	(320,128)	(124,307)
Class R6	(1,973)	—	(2,267)	—
Total	(1,179,311)	(171,768)	(3,565,400)	(1,290,417)
Net realized gain:
Class L	(271,071)	(457,829)	—	—
Class I	—	—	(4,763,948)	(590,291)
Class N	(502)	(1,358)	(581,240)	(75,618)
Class R6	(428)	—	(2,984)	—
Total	(272,001)	(459,187)	(5,348,172)	(665,909)
Total distributions	(1,451,312)	(630,955)	(8,913,572)	(1,956,326)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	26,735,029	74,819,447	—	—
Reinvestment of distributions	1,446,199	629,408	—	—
Cost of shares redeemed	(84,220,131)	(9,509,891)	—	—
Net increase (decrease) from capital transactions	(56,038,903)	65,938,964	—	—
CLASS I
Proceeds from shares sold	—	—	39,338,525	61,663,509
Reinvestment of distributions	—	—	8,002,469	1,756,401
Cost of shares redeemed	—	—	(146,264,560)	(21,323,604)
Net increase (decrease) from capital transactions	—	—	(98,923,566)	42,096,306
CLASS N
Proceeds from shares sold	—	—	10,723,804	7,749,037
Reinvestment of distributions	2,440	1,547	901,368	199,925
Cost of shares redeemed	—	—	(24,375,141)	(3,257,910)
Net increase (decrease) from capital transactions	2,440	1,547	(12,749,969)	4,691,052
CLASS R6
Proceeds from shares sold	43,253,848	100,000 (a)	—	100,000 (b)
Reinvestment of distributions	2,401	—	5,251	—
Cost of shares redeemed	(1,390,360)	—	—	—
Net increase (decrease) from capital transactions	41,865,889	100,000	5,251	100,000
Net increase (decrease) in net assets resulting from capital transactions	(14,170,574)	66,040,511	(111,668,284)	46,887,358
Total increase (decrease) in net assets	(16,647,403)	64,303,078	(95,996,882)	77,372,760

NET ASSETS:
Beginning of period	81,832,339	17,529,261	253,769,027	176,396,267
End of period	$65,184,936	$81,832,339	$157,772,145	$253,769,027

Undistributed accumulated net investment income (loss)	$411,397	$974,879	$703,539	$2,622,469

The accompanying notes are an integral part of these financial statements.	(continued on p. 131)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND			AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014		FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS L
Shares outstanding, beginning of period	6,235,784	1,321,265		—	—
Shares sold	2,135,230	5,579,502		—	—
Shares issued on reinvestment of distributions	117,101	47,539		—	—
Shares redeemed	(6,749,108)	(712,522)		—	—
Shares outstanding, end of period	1,739,007	6,235,784		—	—
CLASS I
Shares outstanding, beginning of period	—	—		15,984,434	12,763,386
Shares sold	—	—		2,713,792	4,666,997
Shares issued on reinvestment of distributions	—	—		551,514	135,525
Shares redeemed	—	—		(9,877,846)	(1,581,474)
Shares outstanding, end of period	—	—		9,371,894	15,984,434
CLASS N
Shares outstanding, beginning of period	8,584	8,468		2,054,040	1,700,634
Shares sold	—	—		732,081	579,637
Shares issued on reinvestment of distributions	198	116		62,035	15,426
Shares redeemed	—	—		(1,643,749)	(241,657)
Shares outstanding, end of period	8,782	8,584		1,204,407	2,054,040
CLASS R6
Shares outstanding, beginning of period	7,321	—	(a)	7,077	— (b)
Shares sold	3,479,652	7,321		—	7,077
Shares issued on reinvestment of distributions	194	—		363	—
Shares redeemed	(106,833)	—		—	—
Shares outstanding, end of period	3,380,334	7,321		7,440	7,077

(a)	Commencement of offering class of shares effective July 10, 2014.
(b)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$270,817	$647,668	$486,954	$1,217,488
Net realized gain (loss)	(8,547)	666,194	(2,512,058)	(86,716)
Net change in unrealized appreciation (depreciation)	(32,928)	213,563	(4,311,142)	(141,210)
Net increase (decrease) in net assets resulting from operations	229,342	1,527,425	(6,336,246)	989,562

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(709,481)	(298,045)	(1,397,556)	(351,637)
Class N	—	(20,141)	—	(27,047)
Class R6	(2,619)	—	(1,702)	—
Total	(712,100)	(318,186)	(1,399,258)	(378,684)
Net realized gain:
Class I	(631,276)	(203,528)	—	(270)
Class N	(3,943)	(15,609)	—	(26)
Class R6	(2,162)	—	—	—
Total	(637,381)	(219,137)	—	(296)
Total distributions	(1,349,481)	(537,323)	(1,399,258)	(378,980)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	8,182,339	13,162,903	42,439,723	55,390,696
Reinvestment of distributions	1,337,505	501,573	1,392,152	351,907
Cost of shares redeemed	(4,298,778)	(4,900,870)	(18,313,129)	(15,823,368)
Net increase (decrease) from capital transactions	5,221,066	8,763,606	25,518,746	39,919,235
CLASS N
Proceeds from shares sold	14,693	619,886	16,498	2,747,201
Reinvestment of distributions	3,943	35,750	—	27,073
Cost of shares redeemed	(292,365)	(1,420,052)	(651,730)	(4,288,740)
Net increase (decrease) from capital transactions	(273,729)	(764,416)	(635,232)	(1,514,466)
CLASS R6
Proceeds from shares sold	—	100,000 (a)	—	100,000 (a)
Reinvestment of distributions	4,781	—	1,702	—
Net increase (decrease) from capital transactions	4,781	100,000	1,702	100,000
Net increase (decrease) in net assets resulting from capital transactions	4,952,118	8,099,190	24,885,216	38,504,769
Total increase (decrease) in net assets	3,831,979	9,089,292	17,149,712	39,115,351

NET ASSETS:
Beginning of period	27,872,786	18,783,494	71,180,599	32,065,248
End of period	$31,704,765	$27,872,786	$88,330,311	$71,180,599

Undistributed accumulated net investment income (loss)	$128,935	$570,218	$124,840	$1,037,144

The accompanying notes are an integral part of these financial statements.	(continued on p. 133)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,208,372	1,483,573	6,698,530	2,870,660
Shares sold	698,700	1,077,372	4,276,439	5,330,312
Shares issued on reinvestment of distributions	115,902	42,833	144,865	35,261
Shares redeemed	(361,053)	(395,406)	(1,890,849)	(1,537,703)
Shares outstanding, end of period	2,661,921	2,208,372	9,228,985	6,698,530
CLASS N
Shares outstanding, beginning of period	37,419	97,048	97,323	252,784
Shares sold	1,195	51,469	1,673	268,249
Shares issued on reinvestment of distributions	333	3,053	—	2,710
Shares redeemed	(24,624)	(114,151)	(68,553)	(426,420)
Shares outstanding, end of period	14,323	37,419	30,443	97,323
CLASS R6
Shares outstanding, beginning of period	7,680	— (a)	8,969	— (a)
Shares sold	—	7,680	—	8,969
Shares issued on reinvestment of distributions	416	—	177	—
Shares outstanding, end of period	8,096	7,680	9,146	8,969

(a)	Commencement of offering class of shares effective September 2, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
OPERATIONS:
Net investment income (loss)	$2,036,375	$5,269,670	$6,500,940	$22,167,199
Net realized gain (loss)	6,900,631	37,464,970	(7,804,774)	48,333,903
Net change in unrealized appreciation (depreciation)	10,121,037	(10,474,096)	28,930,223	(56,188,588)
Net increase (decrease) in net assets resulting from operations	19,058,043	32,260,544	27,626,389	14,312,514

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(44,059)	(36,899)	(7,468,588)	(4,237,446)
Class N	(33,397)	(18,310)	(1,067,058)	(546,390)
Class R6	(1,362,728)	—	(3,120,675)	—
Class Y	(4,184,608)	(7,647,702)	(12,814,382)	(10,825,380)
Total	(5,624,792)	(7,702,911)	(24,470,703)	(15,609,216)
Net realized gain:
Class I	(252,903)	(501,061)	(12,413,847)	(16,832,213)
Class N	(201,754)	(279,116)	(1,953,495)	(2,380,187)
Class R6	(7,229,201)	—	(4,966,615)	—
Class Y	(20,189,254)	(95,565,434)	(19,017,323)	(37,157,362)
Total	(27,873,112)	(96,345,611)	(38,351,280)	(56,369,762)
Total distributions	(33,497,904)	(104,048,522)	(62,821,983)	(71,978,978)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	325,396	1,438,596	88,861,765	65,273,533
Reinvestment of distributions	290,801	537,960	17,337,012	18,516,502
Cost of shares redeemed	(1,641,351)	(397,127)	(26,206,519)	(59,389,281)
Net increase (decrease) from capital transactions	(1,025,154)	1,579,429	79,992,258	24,400,754
CLASS N
Proceeds from shares sold	1,186,576	776,669	4,522,582	14,334,638
Reinvestment of distributions	235,151	297,426	2,881,032	2,900,390
Cost of shares redeemed	(1,239,051)	(458,917)	(5,757,739)	(7,023,943)
Net increase (decrease) from capital transactions	182,676	615,178	1,645,875	10,211,085
CLASS R6
Proceeds from shares sold	—	72,600,000 (a)	1,925,813	151,263,962 (a)
Reinvestment of distributions	8,591,929	—	8,087,290	—
Cost of shares redeemed	—	(105,977)	(68,648,677)	(43,566,107)
Net increase (decrease) from capital transactions	8,591,929	72,494,023	(58,635,574)	107,697,855
CLASS Y
Proceeds from shares sold	—	—	11,430	—
Reinvestment of distributions	24,371,163	103,213,136	31,831,705	47,982,742
Cost of shares redeemed	(269,912)	(70,579,444)	—	(159,763,962)
Redemption fees	2,699	70,534	—	8,625
Net increase (decrease) from capital transactions	24,103,950	32,704,226	31,843,135	(111,772,595)
Net increase (decrease) in net assets resulting from capital transactions	31,853,401	107,392,856	54,845,694	30,537,099
Total increase (decrease) in net assets	17,413,540	35,604,878	19,650,100	(27,129,365)

NET ASSETS:
Beginning of period	292,302,592	256,697,714	790,030,748	817,160,113
End of period	$309,716,132	$292,302,592	$809,680,848	$790,030,748

Undistributed accumulated net investment income (loss)	$526,178	$4,114,595	$335,719	$18,305,482

The accompanying notes are an integral part of these financial statements.	(continued on p. 135)

AQR Funds	Semi-Annual Report	March 2015

Statements of Changes in Net Assets	March 31, 2015

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014	FOR THE SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	FOR THE YEAR ENDED SEPTEMBER 30, 2014
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	279,524	94,701	22,556,156	20,333,041
Shares sold	37,929	164,697	8,824,695	5,586,553
Shares issued on reinvestment of distributions	35,946	63,067	1,742,414	1,641,534
Shares redeemed	(195,226)	(42,941)	(2,503,796)	(5,004,972)
Shares outstanding, end of period	158,173	279,524	30,619,469	22,556,156
CLASS N
Shares outstanding, beginning of period	127,426	53,682	3,527,546	2,654,916
Shares sold	133,135	86,939	426,975	1,212,704
Shares issued on reinvestment of distributions	29,284	35,033	284,406	252,647
Shares redeemed	(150,292)	(48,228)	(544,606)	(592,721)
Shares outstanding, end of period	139,553	127,426	3,694,321	3,527,546
CLASS R6
Shares outstanding, beginning of period	8,489,461	— (a)	8,984,668	— (a)
Shares sold	—	8,500,955	183,147	12,579,407
Shares issued on reinvestment of distributions	1,058,120	—	770,218	—
Shares redeemed	—	(11,494)	(6,239,385)	(3,594,739)
Shares outstanding, end of period	9,547,581	8,489,461	3,698,648	8,984,668
CLASS Y
Shares outstanding, beginning of period	23,708,830	19,044,183	34,443,561	43,655,846
Shares issued on reinvestment of distributions	2,998,015	12,057,609	3,031,591	4,045,762
Shares redeemed	(33,488)	(7,392,962)	—	(13,258,047)
Shares outstanding, end of period	26,673,357	23,708,830	37,475,152	34,443,561

(a)	Commencement of offering class of shares effective January 8, 2014.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[5]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$13.36	0.09	[16]	0.79	0.88	(0.06)	(0.06)	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21	2.36	(0.04)	(0.05)	(0.09)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.06	[7]	1.03	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$13.33	0.07	[16]	0.79	0.86	(0.05)	(0.06)	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21	2.32	(0.03)	(0.05)	(0.08)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.04	[7]	1.05	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$13.36	0.09	[16]	0.78	0.87	(0.06)	(0.06)	(0.12)
FOR THE PERIOD 7/10/14[10]—9/30/14	$13.32	0.04		0.00 [11]	0.04	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$12.34	0.06	[16]	1.42	1.48	(0.03)	(0.15)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[12]	0.57	0.62	(0.04)	(0.12)	(0.16)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.03	[7]	1.85	1.88	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$12.30	0.05	[16]	1.41	1.46	(0.00)[11]	(0.15)	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[12]	0.56	0.57	(0.02)	(0.12)	(0.14)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.01	[7]	1.86	1.87	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$12.35	0.06	[16]	1.43	1.49	(0.04)	(0.15)	(0.19)
FOR THE PERIOD 7/10/14[10]—9/30/14	$12.95	0.01	[12]	(0.61)[13]	(0.60)	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$11.47	0.11	[16]	(0.24)	(0.13)	(0.19)	(0.08)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [13]	0.29	(0.10)	—	(0.10)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.13	[7]	1.15	1.28	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$11.44	0.09	[16]	(0.23)	(0.14)	(0.15)	(0.08)	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [13]	0.25	(0.08)	—	(0.08)
FOR THE PERIOD 3/26/13[6]—9/30/13	$10.00	0.15	[7]	1.12	1.27	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$11.47	0.13	[16]	(0.25)	(0.12)	(0.21)	(0.08)	(0.29)
FOR THE PERIOD 7/10/14[10]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$9.96	0.06		(0.06)[13]	—	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.14		(0.18)	(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$9.95	0.04		(0.05)[13]	(0.01)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.14		(0.19)	(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$9.96	0.05		(0.05)[13]	—	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[10]—9/30/14	$10.47	0.05		(0.56)	(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS L
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.02		0.00 [11]	0.02	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.02		0.00 [11]	0.02	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.02		0.01	0.03	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$14.12	6.60%	$428,892	0.54%	0.54%	0.57%	1.27%[16]	27%
$13.36	21.39%	$166,058	0.54%	0.54%	0.71%	1.17%	277%
$11.09	10.90%	$18,811	0.54%	0.54%	1.80%[8,9]	1.09%[7]	223%

$14.08	6.48%	$55,387	0.79%	0.79%	0.87%	1.03%[16]	27%
$13.33	21.05%	$10,328	0.79%	0.79%	1.14%	0.90%	277%
$11.09	10.90%	$1,403	0.79%	0.79%	4.30%[8,9]	0.72%[7]	223%

$14.11	6.57%	$134,555	0.44%	0.44%	0.53%	1.36%[16]	27%
$13.36	0.30%	$42,256	0.44%	0.44%	0.61%	1.23%	277%

$13.64	12.03%	$20,667	0.75%	0.75%	1.44%	0.88%[16]	116%
$12.34	5.13%	$8,233	0.75%	0.75%	2.58%	0.37%[12]	189%
$11.88	18.80%	$2,184	0.75%	0.75%	5.84%[8]	0.45%[7]	70%

$13.61	11.90%	$5,031	1.00%	1.00%	1.64%	0.74%[16]	116%
$12.30	4.78%	$1,284	1.00%	1.00%	3.27%	0.11%[12]	189%
$11.87	18.70%	$1,381	1.00%	1.00%	6.40%[8]	0.17%[7]	70%

$13.65	12.06%	$303	0.65%	0.65%	1.33%	0.86%[16]	116%
$12.35	(4.63)%	$95	0.65%	0.65%	2.34%	0.45%[12]	189%

$11.07	(1.09)%	$31,055	0.70%	0.70%	0.95%	1.99%[16]	109%
$11.47	2.53%	$26,729	0.70%	0.70%	1.38%	2.36%	204%
$11.28	12.80%	$15,810	0.70%	0.70%	2.16%[8]	2.25%[7]	218%

$11.07	(1.16)%	$2,594	0.95%	0.95%	1.16%	1.72%[16]	109%
$11.44	2.19%	$2,756	0.95%	0.95%	1.85%	2.02%	204%
$11.27	12.70%	$2,154	0.95%	0.95%	4.10%[8]	2.65%[7]	218%

$11.06	(0.98)%	$59,824	0.60%	0.60%	0.85%	2.45%[16]	109%
$11.47	(3.94)%	$26,412	0.60%	0.60%	1.34%	5.13%	204%

$9.89	0.06%	$18,167	0.85%	0.85%	1.82%[8]	1.14%	166%
$9.96	(0.40)%	$11,572	0.85%	0.85%	3.30%[8,9]	3.49%	154%

$9.88	(0.04)%	$2,840	1.10%	1.10%	2.15%[8]	0.88%	166%
$9.95	(0.50)%	$2,388	1.10%	1.10%	3.55%[8,9]	3.49%	154%

$9.89	0.04%	$18,833	0.75%	0.75%	1.25%[8]	1.05%	166%
$9.96	(4.87)%	$95	0.75%	0.75%	2.73%[8,9]	2.09%	154%

$10.02	0.20%	$1,210	0.54%	0.54%	3.85%[8]	1.37%	113%

$10.02	0.20%	$100	0.79%	0.79%	4.86%[8]	1.17%	113%

$10.03	0.30%	$3,722	0.44%	0.44%	4.31%[8]	1.51%	113%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[5]					Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)		Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MULTI-STYLE FUND CLASS L
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.03		0.26		0.29	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.02		0.27		0.29	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.03		0.27		0.30	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS L
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.04		0.17	[13]	0.21	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.02		0.19	[13]	0.21	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	0.04		0.18	[13]	0.22	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS L
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	(0.00)[11]		0.00	[11]	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	(0.00)[11]		(0.01)[13]		(0.01)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE PERIOD 2/11/15[6]—3/31/15 (Unaudited)	$10.00	(0.00)[11]		0.00	[11]	—	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$21.89	0.13	[16]	1.37		1.50	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12		3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[7]	3.47		3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[14]	2.16		2.42	(0.25)	—	(0.25)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.40	0.15		(0.54)		(0.39)	(0.09)	(0.03)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$12.19	0.06		2.21		2.27	(0.02)	(0.04)	(0.06)
FOR THE PERIOD 7/09/09[6]—12/31/09†	$10.00	0.07		2.48		2.55	(0.05)	(0.31)	(0.36)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$21.85	0.10	[16]	1.36		1.46	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13		3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[7]	3.47		3.56	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$16.02	0.01	[14]	0.02		0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$21.89	0.14	[16]	1.36		1.50	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[10]—9/30/14	$21.90	0.04		(0.05)[13]		(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$21.09	0.10	[16]	2.81		2.91	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[11,12]	0.73		0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[7]	5.25		5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[14]	2.50		2.72	(0.18)	—	(0.18)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$14.39	0.04		(0.42)		(0.38)	(0.02)	(0.10)	(0.12)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$11.40	0.03		3.13		3.16	(0.03)	(0.14)	(0.17)
FOR THE PERIOD 7/09/09[6]—12/31/09†	$10.00	0.04		2.06		2.10	(0.03)	(0.67)	(0.70)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$21.00	0.07	[16]	2.79		2.86	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[12]		0.73		0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[7]	5.27		5.30	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$16.09	0.02	[14]	0.32		0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$21.10	0.17	[16]	2.74		2.91	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[10]—9/30/14	$22.08	0.01	[12]	(0.99)[13]		(0.98)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$10.29	2.90%	$236	0.75%	0.75%	5.80%[8,9]	2.02%	11%

$10.29	2.90%	$108	1.00%	1.00%	6.08%[8,9]	1.66%	11%

$10.30	3.00%	$1,854	0.65%	0.65%	5.74%[8,9]	2.01%	11%

$10.21	2.10%	$1,192	0.70%	0.70%	4.38%[8,9]	2.88%	232%

$10.21	2.10%	$102	0.95%	0.95%	6.61%[8,9]	1.57%	232%

$10.22	2.20%	$14,742	0.60%	0.60%	4.26%[8,9]	2.97%	232%

$10.00	0.00%	$1,743	0.85%	0.85%	3.48%[8,9]	0.13%	62%

$9.99	(0.10)%	$999	1.10%	1.10%	3.79%[8,9]	(0.23)%	62%

$10.00	0.00%	$4,826	0.75%	0.75%	3.40%[8,9]	0.16%	62%

$21.33	7.05%	$969,292	0.49%	0.49%	0.56%	1.17%[16]	48%
$21.89	16.86%	$953,235	0.49%	0.49%	0.55%	0.55%	83%
$19.65	22.35%	$719,389	0.49%	0.49%	0.55%[8]	0.88%[7]	62%
$16.06	17.49%	$490,442	0.50%	0.49%	0.58%	1.69%[14]	68%
$13.89	(2.68)%	$302,755	0.50%	0.49%	0.67%	1.07%	162%
$14.40	18.60%	$124,491	0.49%	0.49%	0.98%	1.37%	180%
$12.19	25.58%	$6,933	0.49%	0.49%	5.08%	1.23%	163%

$21.31	6.87%	$85,098	0.74%	0.74%	0.84%	0.92%[16]	48%
$21.85	16.59%	$79,272	0.74%	0.74%	0.83%	0.30%	83%
$19.61	22.18%	$70,265	0.74%	0.74%	0.83%[8]	0.64%[7]	62%
$16.05	0.19%	$58,422	0.75%	0.74%	0.82%	1.19%[14]	68%

$21.29	7.07%	$50,910	0.39%	0.39%	0.47%	1.33%[16]	48%
$21.89	(0.05)%	$131	0.39%	0.39%	0.48%	0.75%	83%

$21.60	14.41%	$423,918	0.65%	0.65%	0.68%	0.95%[16]	45%
$21.09	3.07%	$301,173	0.65%	0.65%	0.68%	0.01%[12]	83%
$21.77	32.50%	$242,675	0.65%	0.65%	0.68%[8,9]	0.60%[7]	49%
$16.43	19.62%	$145,770	0.66%	0.65%	0.72%	1.44%[14]	73%
$13.89	(2.62)%	$100,534	0.66%	0.65%	0.85%	0.26%	121%
$14.39	27.69%	$54,505	0.65%	0.65%	1.85%	0.66%	380%
$11.40	21.24%	$3,240	0.65%	0.65%	7.53%	0.65%	136%

$21.50	14.23%	$9,158	0.90%	0.90%	0.90%	0.68%[16]	45%
$21.00	2.83%	$7,189	0.90%	0.90%	1.04%	(0.26)%[12]	83%
$21.73	32.26%	$1,668	0.90%	0.90%	4.82%[8,9]	0.18%[7]	49%
$16.43	2.11%	$10	0.90%	0.90%	135.33%[15]	3.36%[14]	73%

$21.58	14.46%	$2,220	0.55%	0.55%	0.60%	1.64%[16]	45%
$21.10	(4.44)%	$96	0.55%	0.55%	0.63%	0.13%[12]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[5]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.95	0.15	[16]	(0.19)	(0.04)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[12]	(0.36)	(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[7]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$13.62	0.29		(2.26)	(1.97)	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†,^	$11.98	0.08		1.62	1.70	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 7/09/09[6]—12/31/09†	$10.00	0.04		2.26	2.30	(0.09)	(0.23)	(0.32)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.89	0.13	[16]	(0.19)	(0.06)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[12]	(0.35)	(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[7]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$12.95	—		0.13	0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.94	0.40	[16]	(0.42)	(0.02)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[10]—9/30/14	$15.54	0.05	[12]	(0.65)	(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.02	0.02		(0.10)	(0.08)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.09		(0.07)	0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.01	0.01		(0.09)	(0.08)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[6]—9/30/14	$10.00	0.09		(0.08)	0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.02	0.03		(0.09)	(0.06)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[10]—9/30/14	$10.63	0.05		(0.66)[13]	(0.61)	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$15.90	0.09		0.94	1.03	(0.08)	(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36	2.45	(0.04)	(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[7]	2.38	2.47	—	—	—
FOR THE PERIOD 1/27/12[6]—12/31/12	$10.00	0.19	[14]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$15.86	0.07		0.93	1.00	(0.04)	(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37	2.41	(0.01)	(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[7]	2.37	2.44	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$11.12	0.01	[14]	0.00 [11]	0.01	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$15.90	0.12		0.91	1.03	(0.09)	(0.27)	(0.36)
FOR THE PERIOD 7/10/14[10]—9/30/14	$15.78	0.03		0.09	0.12	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$14.43	(0.17)%	$265,915	0.65%	0.65%	0.72%	2.04%[16]	52%
$14.95	(0.64)%	$279,838	0.65%	0.65%	0.71%	1.73%[12]	98%
$15.29	16.81%	$219,002	0.65%	0.65%	0.73%[8]	2.09%[7]	76%
$13.09	17.92%	$127,673	0.66%	0.65%	0.80%	2.41%	116%
$11.37	(14.42)%	$77,225	0.66%	0.65%	0.97%	2.23%	203%
$13.62	14.20%	$62,091	0.65%	0.65%	1.46%	1.44%	269%
$11.98	23.08%	$29,762	0.65%	0.65%	2.22%	0.63%	160%

$14.39	(0.30)%	$41,556	0.90%	0.90%	0.99%	1.83%[16]	52%
$14.89	(0.91)%	$40,054	0.90%	0.90%	1.00%	1.42%[12]	98%
$15.25	16.59%	$41,503	0.90%	0.90%	1.03%[8]	2.28%[7]	76%
$13.08	1.00%	$11	0.90%	0.90%	132.42%[15]	0.25%	116%

$14.41	(0.06)%	$30,115	0.55%	0.55%	0.62%	5.51%[16]	52%
$14.94	(3.86)%	$96	0.55%	0.55%	0.64%	1.38%[12]	98%

$9.85	(0.73)%	$7,312	0.80%	0.80%	3.70%[8]	0.43%	71%
$10.02	0.20%	$6,260	0.80%	0.80%	4.03%[8,9]	2.27%	72%

$9.85	(0.81)%	$1,340	1.05%	1.05%	3.86%[8]	0.17%	71%
$10.01	0.10%	$1,034	1.05%	1.05%	4.18%[8,9]	2.13%	72%

$9.86	(0.61)%	$94	0.70%	0.70%	3.75%[8]	0.52%	71%
$10.02	(5.74)%	$94	0.70%	0.70%	3.73%[8,9]	2.01%	72%

$16.58	6.53%	$51,085	0.52%	0.52%	0.63%	1.11%	33%
$15.90	18.15%	$101,336	0.54%	0.54%	0.69%	0.57%	153%
$13.60	22.19%	$21,709	0.54%	0.54%	1.41%[8,9]	1.00%[7]	178%
$11.13	13.67%	$6,041	0.55%	0.54%	4.57%	1.89%[14]	93%

$16.55	6.35%	$146	0.77%	0.77%	0.83%	0.86%	33%
$15.86	17.81%	$137	0.79%	0.79%	1.60%	0.30%	153%
$13.57	21.92%	$115	0.79%	0.79%	4.11%[8,9]	0.71%[7]	178%
$11.13	0.09%	$10	0.79%	0.79%	15.32%[15]	2.41%[14]	93%

$16.57	6.54%	$80,143	0.39%	0.39%	0.54%	1.40%	33%
$15.90	0.76%	$101	0.44%	0.44%	0.67%	0.77%	153%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[5]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.72	0.07	[16]	1.99	2.06	(0.01)	(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15	0.16	(0.04)	(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[7]	3.65	3.70	—	—	—
FOR THE PERIOD 1/27/12[6]—12/31/12	$10.00	0.19	[14]	1.11	1.30	(0.15)	—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.67	0.04	[16]	2.00	2.04	—	(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14	0.11	(0.00)[11]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[7]	3.63	3.66	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$10.91	0.02	[14]	0.22	0.24	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.72	0.07	[16]	2.01	2.08	(0.04)	(0.54)	(0.58)
FOR THE PERIOD 7/10/14[10]—9/30/14	$15.45	0.01		(0.74)[13]	(0.73)	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS L
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$13.09	0.09		(0.16)	(0.07)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[12]	(0.10)	0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74	1.94	—	—	—
FOR THE PERIOD 1/27/12[6]—12/31/12	$10.00	0.23		1.22	1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$13.06	0.11		(0.18)	(0.07)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[12]	(0.08)	0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71	1.91	—	—	—
FOR THE PERIOD 12/17/12[10]—12/31/12	$11.14	—		0.10	0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$13.09	0.43		(0.48)	(0.05)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[10]—9/30/14	$13.66	0.03	[12]	(0.60)	(0.57)	—	—	—
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.07	0.12		1.43	1.55	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89	2.04	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.14	[14]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.04	0.10		1.43	1.53	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88	2.01	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.08	[14]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$14.07	0.13		1.42	1.55	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[10]—9/30/14	$14.13	0.02		(0.08)[13]	(0.06)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$16.23	14.24%	$20,116	0.68%	0.68%	1.39%	0.85%[16]	59%
$14.72	0.98%	$14,690	0.70%	0.70%	1.61%	0.04%	154%
$14.85	33.18%	$6,764	0.70%	0.70%	2.67%[8,9]	0.49%[7]	81%
$11.15	13.01%	$3,435	0.71%	0.70%	5.77%	1.91%[14]	93%

$16.17	14.11%	$142	0.93%	0.93%	1.54%	0.57%[16]	59%
$14.67	0.69%	$125	0.95%	0.95%	2.44%	(0.21)%	154%
$14.81	32.83%	$122	0.95%	0.95%	5.05%[8,9]	0.26%[7]	81%
$11.15	2.20%	$10	0.95%	0.95%	12.32%	4.19%[14]	93%

$16.22	14.35%	$109	0.58%	0.58%	1.29%	0.92%[16]	59%
$14.72	(4.72)%	$95	0.60%	0.60%	1.65%	0.22%	154%

$12.71	(0.45)%	$22,107	0.69%	0.69%	0.87%	1.48%	70%
$13.09	0.97%	$81,624	0.70%	0.70%	0.91%	1.73%[12]	185%
$13.18	17.26%	$17,418	0.70%	0.70%	2.31%[8,9]	2.14%	154%
$11.24	14.46%	$5,739	0.71%	0.70%	5.28%	2.38%	131%

$12.70	(0.52)%	$112	0.93%	0.93%	1.11%	1.68%	70%
$13.06	0.69%	$112	0.95%	0.95%	1.92%	1.26%[12]	185%
$13.15	16.99%	$111	0.95%	0.95%	5.00%[8,9]	2.19%	154%
$11.24	0.90%	$10	0.95%	0.95%	15.82%[15]	0.15%	131%

$12.71	(0.32)%	$42,966	0.55%	0.55%	0.81%	6.72%	70%
$13.09	(4.17)%	$96	0.60%	0.60%	0.94%	1.13%[12]	185%

$14.91	11.15%	$139,695	0.49%	0.49%	0.59%	1.68%	3%
$14.07	16.44%	$224,826	0.49%	0.49%	0.62%	1.51%	16%
$12.20	20.08%	$155,660	0.52%	0.52%	0.93%[8]	1.69%	106%
$10.16	2.34%	$7,842	0.75%	0.75%	3.90%	2.90%[14]	141%

$14.92	11.05%	$17,966	0.74%	0.74%	0.87%	1.41%	3%
$14.04	16.16%	$28,843	0.74%	0.74%	0.92%	1.26%	16%
$12.19	19.74%	$20,736	0.77%	0.77%	1.48%[8]	1.44%	106%
$10.18	2.29%	$421	1.00%	1.00%	9.36%	1.70%[14]	141%

$14.88	11.18%	$111	0.39%	0.39%	0.52%	1.81%	3%
$14.07	(0.42)%	$100	0.39%	0.39%	0.54%	1.69%	16%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[5]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$12.37	0.11		(0.07)	0.04	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98	1.21	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.10		0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$12.35	0.08		(0.06)	0.02	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99	1.19	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.08		0.68	0.76	(0.03)	(0.04)	(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$12.37	0.11		(0.07)	0.04	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[10]—9/30/14	$13.02	0.03		(0.68)[13]	(0.65)	—	—	—
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.46	0.06		(0.81)	(0.75)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[12]	0.03 [13]	0.28	(0.09)	(0.00)[11]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)	(0.65)	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.10		0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.45	0.04		(0.80)	(0.76)	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[12]	0.08 [13]	0.26	(0.07)	(0.00)[11]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)	(0.67)	—	—	—
FOR THE PERIOD 7/09/12[6]—12/31/12	$10.00	0.08		0.94	1.02	(0.06)	(0.03)	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.46	0.06		(0.81)	(0.75)	(0.19)	—	(0.19)
FOR THE PERIOD 9/02/14[10]—9/30/14	$11.15	0.03	[12]	(0.72)	(0.69)	—	—	—
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$8.91	0.04		0.49	0.53	(0.15)	(0.85)	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[12]	1.13	1.28	(0.39)	(5.31)	(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69	1.89	(0.29)	(0.24)	(0.53)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.21		(0.95)	(0.74)	(0.11)	(0.13)	(0.24)
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.16		1.25	1.41	(0.36)	(0.08)	(0.44)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$8.85	0.03		0.48	0.51	(0.14)	(0.85)	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[12]	1.12	1.24	(0.35)	(5.31)	(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70	1.86	(0.27)	(0.24)	(0.51)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.97	0.16		(0.94)	(0.78)	(0.09)	(0.13)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.00	0.13		1.25	1.38	(0.33)	(0.08)	(0.41)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$8.96	0.05		0.48	0.53	(0.16)	(0.85)	(1.01)
FOR THE PERIOD 1/08/14[10]—9/30/14	$8.70	0.15	[12]	0.11	0.26	—	—	—
AQR GLOBAL EQUITY FUND CLASS Y
SIX MONTHS ENDED MARCH 31, 2015† (Unaudited)	$8.97	0.06		0.48	0.54	(0.18)	(0.85)	(1.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2014†	$13.38	0.18	[12]	1.15	1.33	(0.43)	(5.31)	(5.74)
NINE MONTHS ENDED SEPTEMBER 30, 2013†	$11.35	0.18		1.85	2.03	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†	$10.00	0.24		1.70	1.94	(0.35)	(0.24)	(0.59)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.99	0.24		(0.94)	(0.70)	(0.16)	(0.13)	(0.29)
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.18		1.27	1.45	(0.38)	(0.08)	(0.46)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$11.81	0.42%	$31,436	0.65%	0.65%	1.18%	1.87%	19%
$12.37	6.68%	$27,316	0.65%	0.65%	1.24%	2.53%	57%
$11.88	11.34%	$17,631	0.73%	0.73%	2.01%[8,9]	2.68%	115%
$10.67	7.69%	$5,366	0.90%	0.90%	5.00%	1.91%	81%

$12.09	0.22%	$173	0.90%	0.90%	1.54%	1.36%	19%
$12.35	6.32%	$462	0.90%	0.90%	1.85%	2.18%	57%
$11.88	11.13%	$1,153	1.00%	1.00%	4.15%[8,9]	2.34%	115%
$10.69	7.62%	$850	1.15%	1.15%	6.96%	1.61%	81%

$11.79	0.46%	$95	0.55%	0.55%	1.07%	1.93%	19%
$12.37	(4.99)%	$95	0.55%	0.55%	1.23%	3.49%	57%

$9.53	(7.22)%	$87,948	0.80%	0.80%	1.05%	1.18%	52%
$10.46	2.78%	$70,070	0.85%	0.85%	1.23%	2.35%[12]	124%
$10.27	(5.95)%	$29,471	0.96%	0.96%	2.08%[8]	2.55%	181%
$10.92	10.39%	$5,402	1.15%	1.15%	4.14%	1.92%	38%

$9.69	(7.27)%	$295	1.05%	1.05%	1.41%	0.80%	52%
$10.45	2.60%	$1,017	1.10%	1.10%	1.68%	1.73%[12]	124%
$10.26	(6.13)%	$2,594	1.25%	1.25%	3.50%[8]	2.06%	181%
$10.93	10.22%	$1,804	1.40%	1.40%	5.41%	1.67%	38%

$9.52	(7.19)%	$87	0.70%	0.70%	0.97%	1.26%	52%
$10.46	(6.19)%	$94	0.70%	0.70%	1.36%	4.04%[12]	124%

$8.44	6.43%	$1,335	0.90%	0.90%	0.90%	0.97%	30%
$8.91	11.55%	$2,492	0.91%	0.91%	1.14%	1.62%[12]	90%
$13.33	17.44%	$1,263	0.95%	0.95%	2.27%[8,9]	1.46%	71%
$11.35	18.95%	$626	0.95%	0.94%	1.41%	1.83%	87%
$9.99	(6.68)%	$2,103	0.96%	0.95%	2.03%	1.90%	59%
$10.97	14.12%	$1,842	0.79%	0.79%	0.79%	1.41%	72%

$8.37	6.27%	$1,168	1.18%	1.18%	1.18%	0.75%	30%
$8.85	11.17%	$1,128	1.21%	1.21%	1.60%	1.28%[12]	90%
$13.27	17.23%	$712	1.25%	1.25%	3.06%[8,9]	1.14%	71%
$11.32	18.67%	$518	1.25%	1.24%	1.87%	1.51%	87%
$9.97	(7.03)%	$2,019	1.27%	1.26%	3.22%	1.46%	59%
$10.97	13.83%	$1,498	1.10%	1.10%	1.10%	1.28%	72%

$8.48	6.44%	$80,932	0.70%	0.70%	0.72%	1.24%	30%
$8.96	2.99%	$76,031	0.70%	0.70%	0.73%	2.23%[12]	90%

$8.48	6.49%	$226,281	0.52%	0.52%	0.52%	1.42%	30%
$8.97	11.99%	$212,652	0.54%	0.54%	0.54%	1.79%[12]	90%
$13.38	17.89%	$254,723	0.51%	0.51%	0.51%[8,9]	1.88%	71%
$11.35	19.45%	$474,413	0.51%	0.50%	0.51%	2.24%	87%
$10.00	(6.22)%	$397,662	0.52%	0.51%	0.52%	2.21%	59%
$10.99	14.54%	$424,346	0.50%	0.50%	0.71%	1.81%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[5]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$10.99	0.08		0.20	0.28	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[12]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.45	0.21		(1.78)	(1.57)	(0.21)	(0.07)	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$ 9.78	0.16		0.84	1.00	(0.24)	(0.09)	(0.33)
FOR THE PERIOD 9/30/09[10]—12/31/09†	$10.00	(0.01)		0.22	0.21	(0.14)	(0.29)	(0.43)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$11.15	0.06		0.22	0.28	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[12]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76	1.95	(0.28)	—	(0.28)
FOR THE YEAR ENDED DECEMBER 31, 2011	$10.61	0.20		(1.83)	(1.63)	(0.15)	(0.07)	(0.22)
FOR THE YEAR ENDED DECEMBER 31, 2010	$9.91	0.14		0.88	1.02	(0.23)	(0.09)	(0.32)
FOR THE PERIOD 9/30/09[10]—12/31/09†	$10.00	—		0.20	0.20	—	(0.29)	(0.29)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$11.56	0.07		0.25	0.32	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[10]—9/30/14	$12.08	0.34	[12]	(0.86)	(0.52)	—	—	—
AQR INTERNATIONAL EQUITY FUND CLASS Y
SIX MONTHS ENDED MARCH 31, 2015 (Unaudited)	$11.58	0.10		0.23	0.33	(0.37)	(0.55)	(0.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2014†	$12.45	0.31	[12]	(0.07)	0.24	(0.25)	(0.86)	(1.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013†	$10.71	0.21		1.53	1.74	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012†	$8.98	0.25		1.83	2.08	(0.35)	—	(0.35)
FOR THE YEAR ENDED DECEMBER 31, 2011†	$10.89	0.28		(1.88)	(1.60)	(0.24)	(0.07)	(0.31)
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.16	0.20		0.89	1.09	(0.27)	(0.09)	(0.36)
FOR THE PERIOD 8/28/09[6]—12/31/09†	$10.00	0.03		0.57	0.60	(0.15)	(0.29)	(0.44)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period (000’s)	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

$10.39	2.94%	$318,279	0.91%	0.91%	0.91%	1.58%	37%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[12]	71%
$11.88	16.02%	$241,467	0.90%	0.90%	0.90%[8]	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.90%	0.91%	2.17%	74%
$8.60	(15.00)%	$138,229	0.94%	0.93%	0.94%	2.13%	60%
$10.45	10.40%	$85,969	0.90%	0.90%	1.03%	1.72%	93%
$9.78	2.20%	$44,016	0.90%	0.90%	1.01%	(0.47)%	29%

$10.58	2.88%	$39,077	1.21%	1.21%	1.21%	1.15%	37%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[12]	71%
$12.06	15.63%	$32,011	1.29%	1.29%	1.29%[8]	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.27%	1.28%	2.00%	74%
$8.76	(15.27)%	$1,167	1.35%	1.34%	2.18%	1.96%	60%
$10.61	10.40%	$1,472	1.25%	1.25%	3.50%	1.51%	93%
$9.91	2.04%	$6	1.25%	1.25%	472.86%[15]	(0.07)%	29%

$10.98	3.12%	$40,610	0.75%	0.75%	0.75%	1.22%	37%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[12]	71%

$10.99	3.26%	$411,715	0.55%	0.55%	0.55%	1.82%	37%
$11.58	1.71%	$398,966	0.54%	0.54%	0.54%	2.54%[12]	71%
$12.45	16.25%	$543,667	0.55%	0.55%	0.55%[8]	2.45%	59%
$10.71	23.26%	$474,564	0.56%	0.55%	0.56%	2.52%	74%
$8.98	(14.66)%	$348,681	0.58%	0.57%	0.58%	2.63%	60%
$10.89	10.84%	$371,799	0.55%	0.55%	0.77%	2.02%	93%
$10.16	6.08%	$360,491	0.55%	0.55%	0.98%	0.99%	29%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
^	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on SEC method.
[1]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[2]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[3]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[4]	Portfolio turnover is not annualized.
[5]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[6]	Commencement of operations.
[7]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class L	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N	0.04	0.61
AQR Small Cap Multi-Style Fund—Class L	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N	0.01	0.10
AQR International Multi-Style Fund—Class L	0.13	2.08
AQR International Multi-Style Fund—Class N	0.15	2.48
AQR Large Cap Momentum Style Fund—Class L	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N	0.08	0.56
AQR Small Cap Momentum Style Fund—Class L	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N	0.01	0.10
AQR International Momentum Style Fund—Class L	0.21	1.97
AQR International Momentum Style Fund—Class N	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class L	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class L	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.14

[8]	Certain expenses incurred by the Fund were not annualized for the period.
[9]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[10]	Commencement of offering of shares.
[11]	Amount is less than $.005 per share.
[12]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class L	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class L	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class L	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class L	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class Y	0.17	1.67
AQR Global Equity Fund—Class R6	0.14	2.11

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Financial Highlights	March 31, 2015

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR International Equity Fund—Class I	$0.26	2.22%
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class Y	0.29	2.35
AQR International Equity Fund—Class R6	0.32	3.71

[13]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

[14]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class L	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class L	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class L	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class L	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[15]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.
[16]

For the period ended March 31, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class L	$0.08	1.18%
AQR Large Cap Multi-Style Fund—Class N	0.06	0.94
AQR Large Cap Multi-Style Fund—Class R6	0.08	1.27
AQR Small Cap Multi-Style Fund—Class L	0.05	0.78
AQR Small Cap Multi-Style Fund—Class N	0.04	0.64
AQR Small Cap Multi-Style Fund—Class R6	0.05	0.76
AQR International Multi-Style Fund—Class L	0.09	1.84
AQR International Multi-Style Fund—Class N	0.07	1.57
AQR International Multi-Style Fund—Class R6	0.11	2.30
AQR Large Cap Momentum Style Fund—Class L	0.11	1.10
AQR Large Cap Momentum Style Fund—Class N	0.08	0.85
AQR Large Cap Momentum Style Fund—Class R6	0.12	1.26
AQR Small Cap Momentum Style Fund—Class L	0.08	0.85
AQR Small Cap Momentum Style Fund—Class N	0.05	0.58
AQR Small Cap Momentum Style Fund—Class R6	0.15	1.54
AQR International Momentum Style Fund—Class L	0.14	1.96
AQR International Momentum Style Fund—Class N	0.12	1.75
AQR International Momentum Style Fund—Class R6	0.39	5.43
AQR TM Small Cap Momentum Style Fund—Class I	0.05	0.75
AQR TM Small Cap Momentum Style Fund—Class N	0.02	0.47
AQR TM Small Cap Momentum Style Fund—Class R6	0.05	0.82

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and applies the specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As of March 31, 2015, the Trust consists of thirty-three active series, twenty of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund. The remaining active series are reported in a separate book. AQR Capital Management, LLC (the “Advisor”) serves as the investment advisor of each Fund.

AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund commenced operations on February 11, 2015.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation.

The Funds offer the following classes of shares:

FUND	CLASSES OFFERED
AQR Large Cap Multi-Style Fund	Class L, Class N and Class R6
AQR Small Cap Multi-Style Fund	Class L, Class N and Class R6
AQR International Multi-Style Fund	Class L, Class N and Class R6
AQR Emerging Multi-Style Fund	Class L, Class N and Class R6
AQR TM Large Cap Multi-Style Fund	Class L, Class N and Class R6
AQR TM Small Cap Multi-Style Fund	Class L, Class N and Class R6
AQR TM International Multi-Style Fund	Class L, Class N and Class R6
AQR TM Emerging Multi-Style Fund	Class L, Class N and Class R6
AQR Large Cap Momentum Style Fund	Class L, Class N and Class R6
AQR Small Cap Momentum Style Fund	Class L, Class N and Class R6
AQR International Momentum Style Fund	Class L, Class N and Class R6
AQR Emerging Momentum Style Fund	Class L, Class N and Class R6
AQR TM Large Cap Momentum Style Fund	Class L, Class N and Class R6
AQR TM Small Cap Momentum Style Fund	Class L, Class N and Class R6
AQR TM International Momentum Style Fund	Class L, Class N and Class R6
AQR Large Cap Defensive Style Fund	Class I, Class N and Class R6
AQR International Defensive Style Fund	Class I, Class N and Class R6
AQR Emerging Defensive Style Fund	Class I, Class N and Class R6
AQR Global Equity Fund	Class I, Class N, Class Y and Class R6
AQR International Equity Fund	Class I, Class N, Class Y and Class R6

Effective January 28, 2015, the Board of Trustees of the AQR Funds approved changing the names of the following Funds:

NAME—PRIOR TO NAME CHANGE	NAME—AFTER NAME CHANGE
AQR Core Equity Fund	AQR Large Cap Multi-Style Fund
AQR Small Cap Core Equity Fund	AQR Small Cap Multi-Style Fund
AQR International Core Equity Fund	AQR International Multi-Style Fund
AQR Emerging Core Equity Fund	AQR Emerging Multi-Style Fund
AQR Momentum Fund	AQR Large Cap Momentum Style Fund
AQR Small Cap Momentum Fund	AQR Small Cap Momentum Style Fund
AQR International Momentum Fund	AQR International Momentum Style Fund
AQR Emerging Momentum Fund	AQR Emerging Momentum Style Fund
AQR Tax-Managed Momentum Fund	AQR TM Large Cap Momentum Style Fund
AQR Tax-Managed Small Cap Momentum Fund	AQR TM Small Cap Momentum Style Fund
AQR Tax-Managed International Momentum Fund	AQR TM International Momentum Style Fund

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

NAME—PRIOR TO NAME CHANGE	NAME—AFTER NAME CHANGE
AQR U.S. Defensive Equity Fund	AQR Large Cap Defensive Style Fund
AQR International Defensive Equity Fund	AQR International Defensive Style Fund
AQR Emerging Defensive Equity Fund	AQR Emerging Defensive Style Fund

2. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Advisor to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash and Cash Equivalents: Cash comprises U.S. dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from broker represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the year. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) on foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translation reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Allocation of Income and Expenses: Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund, such as advisory fees and registration costs. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

Organization and Offering Cost: Organizational costs incurred by the relevant Funds, including professional and incorporation fees, are fully expensed by the end of the fiscal period. Offering costs, including professional fees, printing fees and the offering of the initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Advisor evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the prior three fiscal years, or since inception if shorter, are open for examination. As of March 31, 2015, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Convertible Securities: Certain Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if they had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge some of their investments in convertible debt securities by selling short the issuer’s common stock.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements are contracts that govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

Customer Account Agreements govern cleared derivatives transactions and exchange traded futures transactions. Cleared derivative transactions and exchange traded futures contracts require posting of cash or securities, referred to as initial margin, as determined by each relevant clearing organization. Securities deposited as initial margin are designated on the Schedules of Investments. Cash deposited as initial margin is reflected in Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. Subsequent payments, referred to as “variation margin”, are periodically made or received by the Fund and are based on fluctuation in the market value of the open futures contracts. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Such collateral is segregated at an account held at a broker registered with the Commodity Futures Trading Commission (CFTC), or other applicable regulator.

Master Repurchase Agreements govern repurchase, or reverse repurchase transactions, relating to government bonds between certain Funds and select counterparties. Master Repurchase Agreements maintain provisions for initiation, income payments, events of default, and maintenance of collateral.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity option transactions or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing arrangements for such

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern over-the-counter (“OTC”) derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination.

ISDA Master Agreements contain termination events applicable to the Fund or the counterparty. Such events may include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level, respectively. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC swap and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure (net of existing collateral already in place (“initial margin”) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government and other securities or money market funds as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from Brokers (cash). Segregation of Fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund’s custodian and, with respect to those amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to Brokers in the Statements of Assets and Liabilities.

The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net only within a derivative type when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not be entitled to the return of all of the margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the contract amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) on swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Advisor in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the Securities Lending Agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. This amount is recorded as Securities lending income, net on the Statements of Operations. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of business of the regular session of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees. The Advisor has established a Valuation Committee (the “VC”) whose function is to monitor the valuation of portfolio securities and other financial derivative instruments and determine in good faith the fair value of portfolio holdings after consideration of all relevant factors. The VC operates under the valuation procedures approved by the Funds’ Board of Trustees. The VC meets quarterly and on an as-needed basis.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, a security will be valued based on its fair value as determined by the VC in accordance with the valuation procedures approved by the Funds’ Board of Trustees. The valuation procedures may include the use of proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had a ready market for the investments existed. These differences could be material.

On a daily basis, the Trust’s fund accounting agent compares trade execution prices to the prior night’s valuation price for all positions which were traded and held the previous day. The VC reviews third party model prices against internal model prices. The VC reviews the results of back testing and reports to the Funds’ Board of Trustees on the results of fair value determinations.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — unadjusted quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for identical or similar securities in non-active markets, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market in which each security trades and are therefore considered Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over-the-counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore considered Level 2. In addition, equities traded outside of the Western Hemisphere are also considered Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Advisor determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depository Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time the Funds calculate their net asset value.

Fixed income securities (other than certain short-term investments maturing in less than 61 days) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, and money market funds. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair market value.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Advisor in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the “mid-market” price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on a daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$591,533,903	$—	$—	$591,533,903
Money Market Funds	—	24,247,718	—	24,247,718

Total Assets	$591,533,903	$24,247,718	$—	$615,781,621

LIABILITIES
Futures Contracts*	$(131,163)	$—	$—	$(131,163)

Total Liabilities	$(131,163)	$—	$—	$(131,163)

AQR SMALL CAP MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$25,185,800	$—	$—	$25,185,800
Exchange-Traded Funds	523,389	—	—	523,389
Securities Lending Collateral	—	4,296,778	—	4,296,778
Money Market Funds	—	491,912	—	491,912

Total Assets	$25,709,189	$4,788,690	$—	$30,497,879

AQR INTERNATIONAL MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$9,259,567	$79,721,718	$—	$88,981,285
Exchange-Traded Funds	2,910,623	—	—	2,910,623
Rights†	—	17,009	—	17,009
Money Market Funds	—	1,767,605	—	1,767,605

Total Assets	$12,170,190	$81,506,332	$—	$93,676,522

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

AQR EMERGING MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$8,101,954	$29,007,183	$—	$37,109,137
Exchange-Traded Funds	1,378,425	—	—	1,378,425
Preferred Stocks†	602,360	—	—	602,360
Securities Lending Collateral	—	906,364	—	906,364

Total Assets	$10,082,739	$29,913,547	$—	$39,996,286

AQR TM LARGE CAP MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$4,562,949	$—	$—	$4,562,949
Exchange-Traded Funds	319,347	—	—	319,347
Money Market Funds	—	669,020	—	669,020

Total Assets	$4,882,296	$669,020	$—	$5,551,316

AQR TM SMALL CAP MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$2,125,609	$—	$—	$2,125,609
Exchange-Traded Funds	45,637	—	—	45,637
Securities Lending Collateral	—	364,241	—	364,241
Money Market Funds	—	108,031	—	108,031

Total Assets	$2,171,246	$472,272	$—	$2,643,518

AQR TM INTERNATIONAL MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,512,428	$13,656,825	$—	$15,169,253
Exchange-Traded Funds	369,042	—	—	369,042
Rights†	—	683	—	683
Money Market Funds	—	5,168,824	—	5,168,824

Total Assets	$1,881,470	$18,826,332	$—	$20,707,802

AQR TM EMERGING MULTI-STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$2,111,248	$5,067,129	$—	$7,178,377
Exchange-Traded Funds	169,148	—	—	169,148
Preferred Stocks†	87,350	—	—	87,350
Securities Lending Collateral	—	196,825	—	196,825
Money Market Funds	—	854,677	—	854,677

Total Assets	$2,367,746	$6,118,631	$—	$8,486,377

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$1,072,676,440	$—	$—	$1,072,676,440
Money Market Funds	—	30,860,556	—	30,860,556

Total Assets	$1,072,676,440	$30,860,556	$—	$1,103,536,996

LIABILITIES
Futures Contracts*	$(63,169)	$—	$—	$(63,169)

Total Liabilities	$(63,169)	$—	$—	$(63,169)

AQR SMALL CAP MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks	$421,465,159	$—	$—	(a)	$421,465,159
Preferred Stocks	40,828	—	—		40,828
Rights	—	—	9,792		9,792
Securities Lending Collateral	—	65,505,262	—		65,505,262
Money Market Funds	—	34,235,420	—		34,235,420

Total Assets	$421,505,987	$99,740,682	$9,792		$521,256,461

LIABILITIES
Futures Contracts*	$(45,359)	$—	$—		$(45,359)

Total Liabilities	$(45,359)	$—	$—		$(45,359)

AQR INTERNATIONAL MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$34,129,351	$292,660,624	$73,949	$326,863,924
Rights†	—	5,349	—	5,349
Money Market Funds	—	2,452,666	—	2,452,666

Total Assets	$34,129,351	$295,118,639	$73,949	$329,321,939

LIABILITIES
Futures Contracts*	$(97,572)	$—	$—	$(97,572)

Total Liabilities	$(97,572)	$—	$—	$(97,572)

AQR EMERGING MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,922,577	$6,438,627	$12,244	$8,373,448
Exchange-Traded Funds	212,930	—	—	212,930
Preferred Stocks†	57,171	—	—	57,171

Total Assets	$2,192,678	$6,438,627	$12,244	$8,643,549

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$127,411,419	$—	$—	$127,411,419
Money Market Funds	—	6,244,548	—	6,244,548
Futures Contracts*	11,604	—	—	11,604

Total Assets	$127,423,023	$6,244,548	$—	$133,667,571

AQR TM SMALL CAP MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$19,705,074	$—	$—	$19,705,074
Exchange-Traded Funds	353,652	—	—	353,652
Securities Lending Collateral	—	3,926,470	—	3,926,470
Money Market Funds	—	263,795	—	263,795

Total Assets	$20,058,726	$4,190,265	$—	$24,248,991

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$7,604,755	$55,326,616	$—	$62,931,371
Exchange-Traded Funds	1,131,381	—	—	1,131,381
Money Market Funds	—	536,020	—	536,020

Total Assets	$8,736,136	$55,862,636	$—	$64,598,772

AQR LARGE CAP DEFENSIVE STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks	$150,071,164	$—	$—	$150,071,164
Money Market Funds	—	6,977,566	—	6,977,566
Futures Contracts*	28,301	—	—	28,301

Total Assets	$150,099,465	$6,977,566	$—	$157,077,031

AQR INTERNATIONAL DEFENSIVE STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$5,047,007	$24,088,717	$—	$29,135,724
Exchange-Traded Funds	2,081,225	—	—	2,081,225
Preferred Stocks†	—	169,614	—	169,614
Rights†	—	495	—	495
Money Market Funds	—	266,455	—	266,455

Total Assets	$7,128,232	$24,525,281	$—	$31,653,513

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$25,070,285	$59,308,694	$—	$84,378,979
Exchange-Traded Funds	2,788,393	—	—	2,788,393
Preferred Stocks†	117,824	—	—	117,824
Securities Lending Collateral	—	1,431,301	—	1,431,301
Money Market Funds	—	580,962	—	580,962

Total Assets	$27,976,502	$61,320,957	$—	$89,297,459

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$170,264,905	$108,142,716	$—	(a)	$278,407,621
Preferred Stocks†	—	417,810	—		417,810
Rights†	—	6,482	—		6,482
Warrants†	—	58	—		58
Money Market Funds	—	23,528,578	—		23,528,578
Futures Contracts*	193,132	—	—		193,132
Forward Foreign Currency Exchange Contracts*	—	2,065,082	—		2,065,082
Total Return Swap Contracts*	—	97,315	—		97,315

Total Assets	$170,458,037	$134,258,041	$—	(a)	$304,716,078

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTALS
ASSETS
Common Stocks†	$—	$717,021,900	$ —	(a)	$717,021,900
Preferred Stocks†	—	8,294,952	—		8,294,952
Rights†	—	22,982	—		22,982
Warrants†	—	229	—		229
Money Market Funds	—	63,817,576	—		63,817,576
Futures Contracts*	980,222	—	—		980,222
Forward Foreign Currency Exchange Contracts*	—	5,585,507	—		5,585,507
Total Return Swap Contracts*	—	294,127	—		294,127

Total Assets	$980,222	$795,037,273	$ —	(a)	$796,017,495

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are reported at the unrealized appreciation (depreciation) of the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

There were no Level 3 securities held at period end, except where noted in AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund. Securities classified as Level 3 in the Schedules of Investments are considered quantitatively insignificant in the aggregate for each Fund.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. During the period ended March 31, 2015, AQR Small Cap Multi-Style Fund and AQR Small Cap Momentum Style Fund had 2 investments and 1 investment, respectively, which transferred levels between 1 and 2. There were no transfers of investments between levels for any of the remaining Funds.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

5. Federal Income Tax Matters

At March 31, 2015, the cost of security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$584,643,585	$42,314,323	$(11,176,287)	$31,138,036
AQR Small Cap Multi-Style Fund	28,517,833	2,603,756	(623,710)	1,980,046
AQR International Multi-Style Fund	92,193,198	4,381,751	(2,898,427)	1,483,324
AQR Emerging Multi-Style Fund	39,796,016	1,467,187	(1,239,917)	227,270
AQR TM Large Cap Multi-Style Fund	5,566,324	51,964	(66,972)	(15,008)
AQR TM Small Cap Multi-Style Fund	2,588,167	107,573	(52,222)	55,351
AQR TM International Multi-Style Fund	20,810,121	71,674	(173,993)	(102,319)
AQR TM Emerging Multi-Style Fund	8,483,419	157,376	(154,418)	2,958
AQR Large Cap Momentum Style Fund	889,894,208	225,405,970	(11,763,182)	213,642,788
AQR Small Cap Momentum Style Fund	455,081,621	76,106,324	(9,931,484)	66,174,840
AQR International Momentum Style Fund	296,713,105	40,296,980	(7,688,146)	32,608,834
AQR Emerging Momentum Style Fund	8,472,877	632,596	(461,924)	170,672
AQR TM Large Cap Momentum Style Fund	117,373,850	18,357,791	(2,075,674)	16,282,117
AQR TM Small Cap Momentum Style Fund	21,173,797	3,774,190	(698,996)	3,075,194
AQR TM International Momentum Style Fund	61,136,735	6,205,089	(2,743,052)	3,462,037
AQR Large Cap Defensive Style Fund	126,436,397	31,488,257	(875,924)	30,612,333
AQR International Defensive Style Fund	30,569,767	3,351,117	(2,267,371)	1,083,746
AQR Emerging Defensive Style Fund	93,589,161	4,888,230	(9,179,932)	(4,291,702)
AQR Global Equity Fund	248,345,293	60,023,539	(6,008,283)	54,015,256
AQR International Equity Fund	701,378,389	106,033,077	(18,253,827)	87,779,250

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

As of September 30, 2014, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Emerging Multi-Style Fund	$97,528	$10,450
AQR Emerging Momentum Style Fund	11,010	2,643
AQR Emerging Defensive Style Fund	53,557	32,559

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered short-term as under previous law.

6. Investment Transactions

During the period ended March 31, 2015, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES
AQR Large Cap Multi-Style Fund	$462,231,452	$106,047,191
AQR Small Cap Multi-Style Fund	34,022,642	19,708,187
AQR International Multi-Style Fund	105,703,630	67,761,541
AQR Emerging Multi-Style Fund	59,652,962	34,734,602
AQR TM Large Cap Multi-Style Fund	7,543,233	2,637,274
AQR TM Small Cap Multi-Style Fund	2,272,508	157,017
AQR TM International Multi-Style Fund	29,218,485	13,607,472
AQR TM Emerging Multi-Style Fund	9,978,279	2,572,141
AQR Large Cap Momentum Style Fund	515,987,521	536,093,955
AQR Small Cap Momentum Style Fund	225,292,202	155,653,330

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

FUND	PURCHASES	SALES
AQR International Momentum Style Fund	$185,609,958	$166,143,931
AQR Emerging Momentum Style Fund	7,027,748	5,634,073
AQR TM Large Cap Momentum Style Fund	57,767,156	37,863,146
AQR TM Small Cap Momentum Style Fund	13,376,931	10,429,175
AQR TM International Momentum Style Fund	45,184,397	60,763,449
AQR Large Cap Defensive Style Fund	6,242,342	121,603,935
AQR International Defensive Style Fund	9,487,561	5,638,790
AQR Emerging Defensive Style Fund	67,128,718	42,566,467
AQR Global Equity Fund	80,932,783	81,261,113
AQR International Equity Fund	264,653,658	290,929,378

7. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at March 31, 2015, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities across derivative types that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All financial instruments held by the Funds were subject to a master netting agreement or similar arrangement. There were no financial instruments subject to a netting agreement for which the Funds are not currently netting.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at March 31, 2015.

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$131,163	$—
AQR Large Cap Momentum Style Fund	—	—	—	63,169	—
AQR Small Cap Momentum Style Fund	—	—	—	45,359	—
AQR International Momentum Style Fund	—	—	—	97,572	—
AQR TM Large Cap Momentum Style Fund	11,604	—	—	—	—
AQR Large Cap Defensive Style Fund	28,301	—	—	—	—
AQR Global Equity Fund	479,217	97,315	—	286,085	—
AQR International Equity Fund	1,571,995	294,127	—	591,773	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	2,606,972	—	541,890
AQR International Equity Fund	—	—	7,850,276	—	2,264,769

Netting:
AQR Global Equity Fund	(286,085)	—	(541,890)	(286,085)	(541,890)
AQR International Equity Fund	(591,773)	—	(2,264,769)	(591,773)	(2,264,769)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	—			131,163	—
AQR Large Cap Momentum Style Fund	—	—	—	63,169	—
AQR Small Cap Momentum Style Fund	—	—	—	45,359	—
AQR International Momentum Style Fund	—	—	—	97,572	—
AQR TM Large Cap Momentum Style Fund	11,604	—	—	—	—
AQR Large Cap Defensive Style Fund	28,301	—	—	—	—
AQR Global Equity Fund	193,132	97,315	2,065,082	—	—
AQR International Equity Fund	980,222	294,127	5,585,507	—	—

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2015:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAP CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$1,615,255			$(131,163)	$—	$—
AQR Large Cap Momentum Style Fund	606,739	—	—	(11,844)	—	—
AQR Small Cap Momentum Style Fund	(167,621)	—	—	(25,269)	—	—
AQR International Momentum Style Fund	190,386	—	—	(93,920)	—	—
AQR TM Large Cap Momentum Style Fund	473,488	—	—	11,604	—	—
AQR Large Cap Defensive Style Fund	1,178,105	—	—	77,516	—	—
AQR Global Equity Fund	3,886,119	935,795	—	335,755	368,528	—
AQR International Equity Fund	12,718,240	2,969,736	—	1,751,595	1,182,407	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	(4,527,981)	—	—	4,940,559
AQR International Equity Fund	—	—	(19,066,421)	—	—	13,705,615

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2015.

AQR GLOBAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
Citibank	Forward Foreign Currency Exchange Contracts	$1,302,069	$(271,526)	$1,030,543	$—	$(1,030,543)	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	1,304,903	(270,364)	1,034,539	—	(1,034,539)	—
Goldman Sachs	Total Return Swap Contracts	97,315	—	97,315	—		97,315
Total financial instruments subject to a master netting agreement or similar arrangement		2,704,287	(541,890)	2,162,397	—	(2,065,082)	97,315

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
Citibank	Forward Foreign Currency Exchange Contracts	$271,526	$(271,526)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	270,364	(270,364)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		541,890	(541,890)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $124,918.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $40,166.

AQR INTERNATIONAL EQUITY FUND

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED (a)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$3,716,855	$(1,059,498)	$2,657,357	$—	$(2,657,357)	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	4,133,421	(1,205,271)	2,928,150	—	(2,928,150)	—
Goldman Sachs	Total Return Swap Contracts	294,127	—	294,127	—	—	294,127
Total financial instruments subject to a master netting agreement or similar arrangement		8,144,403	(2,264,769)	5,879,634	—	(5,585,507)	294,127

					GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES	GROSS AMOUNTS OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES	NET AMOUNTS OF LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (b)	NET AMOUNT
CitiBank	Forward Foreign Currency Exchange Contracts	$1,059,498	$(1,059,498)	$—	$—	$—	$—
Credit Suisse International	Forward Foreign Currency Exchange Contracts	1,205,271	(1,205,271)	—	—	—	—
Total financial instruments subject to a master netting agreement or similar arrangement		2,264,769	(2,264,769)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral received from the counterparty. Total additional collateral received was $394,493.
(b)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $6,620,055.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

For the period ended March 31, 2015, the quarterly average values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance Long	$21,794,500	$10,933,818	$3,387,107	$8,219,227	$2,108,960	$5,029,795	$54,696,974	$164,336,134
Average Notional Balance Short	—	—	—	—	—	—	25,654,893	74,179,656
Ending Notional Balance Long	19,165,440	22,256,640	7,493,400	5,764,185	2,576,000	5,461,120	62,141,111	171,260,921
Ending Notional Balance Short	—	—	—	—	—	—	36,400,338	72,936,594
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased	—	—	—	—	—	—	143,781,013	432,412,620
Average Settlement Value Sold	—	—	—	—	—	—	130,675,783	369,622,803
Ending Value Purchased	—	—	—	—	—	—	141,403,105	399,639,754
Ending Value Sold	—	—	—	—	—	—	122,938,168	325,577,010
Total Return Swaps:
Average Notional Balance Long	—	—	—	—	—	—	4,017,575	10,919,227
Average Notional Balance Short	—	—	—	—	—	—	8,144,705	39,803,798
Ending Notional Balance Long	—	—	—	—	—	—	4,579,325	8,054,286
Ending Notional Balance Short	—	—	—	—	—	—	2,048,041	28,114,018

*	Values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Advisor serves as the investment advisor to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended, entered into by the Trust, on behalf of the Funds (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Advisor is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Advisor provides persons satisfactory to the Funds’ Board of Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Advisor an Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.45
AQR International Multi-Style Fund	0.40
AQR Emerging Multi-Style Fund	0.55
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.45
AQR TM International Multi-Style Fund	0.40
AQR TM Emerging Multi-Style Fund	0.55
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.35
AQR International Momentum Style Fund	0.35
AQR Emerging Momentum Style Fund	0.50
AQR TM Large Cap Momentum Style Fund	0.25	†
AQR TM Small Cap Momentum Style Fund	0.35	††
AQR TM International Momentum Style Fund	0.35	††
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.35
AQR Emerging Defensive Style Fund	0.50
AQR Global Equity Fund	0.40
AQR International Equity Fund	0.45

†	Effective January 29, 2015, the Fund’s Advisory Fee was reduced from 0.30% to 0.25%.
††	Effective January 29, 2015, the Fund’s Advisory Fee was reduced from 0.40% to 0.35%.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

The Trust and the Advisor have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2016 for Class I, L, N, and R6 respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Advisor has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	n/a	0.54%	0.79%	0.44%
AQR Small Cap Multi-Style Fund	n/a	0.75	1.00	0.65
AQR International Multi-Style Fund	n/a	0.70	0.95	0.60
AQR Emerging Multi-Style Fund	n/a	0.85	1.10	0.75
AQR TM Large Cap Multi-Style Fund*	n/a	0.54	0.79	0.44
AQR TM Small Cap Multi-Style Fund*	n/a	0.75	1.00	0.65
AQR TM International Multi-Style Fund*	n/a	0.70	0.95	0.60
AQR TM Emerging Multi-Style Fund*	n/a	0.85	1.10	0.75
AQR Large Cap Momentum Style Fund	n/a	0.49	0.74	0.39
AQR Small Cap Momentum Style Fund	n/a	0.65	0.90	0.55
AQR International Momentum Style Fund	n/a	0.65	0.90	0.55
AQR Emerging Momentum Style Fund	n/a	0.80	1.05	0.70
AQR TM Large Cap Momentum Style Fund	n/a	0.49	0.74	0.39
AQR TM Small Cap Momentum Style Fund	n/a	0.65	0.90	0.55
AQR TM International Momentum Style Fund	n/a	0.65	0.90	0.55
AQR Large Cap Defensive Style Fund	0.49%	n/a	0.74	0.39
AQR International Defensive Style Fund	0.65	n/a	0.90	0.55
AQR Emerging Defensive Style Fund	0.80	n/a	1.05	0.70
AQR Global Equity Fund	0.90	n/a	1.15	0.70
AQR International Equity Fund	0.95	n/a	1.20	0.75

*	This arrangement will continue at least through January 28, 2017 for Class L, N and R6.

Prior to January 28, 2015, the Fee Waiver for the AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Global Equity Fund and AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR TM Large Cap Momentum Style Fund	n/a	0.54%	0.79%	0.44%
AQR TM Small Cap Momentum Style Fund	n/a	0.70	0.95	0.60
AQR TM International Momentum Style Fund	n/a	0.70	0.95	0.60
AQR Global Equity Fund	no change	n/a	1.20	no change
AQR International Equity Fund	no change	n/a	1.25	no change

For the period ended March 31, 2015 the Funds’ Advisor waived fees and/or reimbursed expenses for each of the Funds as follows:

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$91,457	$51,072	$73,485	$63,112
Expense reimbursements	—	6,579	—	33,619
Total	$91,457	$57,651	$73,485	$96,731

	AQR TM LARGE CAP MULTI- STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$1,590	$1,609	$2,636	$4,927
Expense reimbursements	20,149	20,343	24,796	23,807
Total	$21,739	$21,952	$27,432	$28,734

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$356,752	$38,074	$111,379	$25,977
Expense reimbursements	—	—	—	92,173
Total	$356,752	$38,074	$111,379	$118,150

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$60,157	$46,549	$60,313	$96,330
Expense reimbursements	—	15,303	—	—
Total	$60,157	$61,852	$60,313	$96,330

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND
Waivers and reimbursements:
Investment advisory fees and shareholder servicing fees waived	$72,705	$104,601	$7,506
Expense reimbursements	4,371	—	—
Total	$77,076	$104,601	$7,506

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Advisor. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios when the waiver was generated. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable period during which the Advisor waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

For the period ended March 31, 2015, the amounts waived and reimbursed by the Advisor, as well as the amounts available for potential future recoupment by the Advisor and the expiration schedule at March 31, 2015 are as follows:

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR LARGE CAP MULTI-STYLE FUND
Class L	$48,311	$258,465	$—	$81,226	$128,928	$48,311
Class N	14,188	55,382	—	21,410	19,784	14,188
Class R6	28,958	31,045	—	—	2,087	28,958

Totals	$91,457	$344,892	$—	$102,636	$150,799	$91,457

AQR SMALL CAP MULTI-STYLE FUND
Class L	$48,282	$197,746	$—	$58,782	$90,682	$48,282
Class N	8,679	92,216	—	45,218	38,319	8,679
Class R6	690	1,065	—	—	375	690

Totals	$57,651	$291,027	$—	$104,000	$129,376	$57,651

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR INTERNATIONAL MULTI-STYLE FUND
Class L	$31,004	$262,767	$—	$85,481	$146,282	$31,004
Class N	2,059	60,528	—	35,097	23,372	2,059
Class R6	40,422	45,238	—	—	4,816	40,422

Totals	$73,485	$368,533	$—	$120,578	$174,470	$73,485

AQR EMERGING MULTI-STYLE FUND
Class L	$77,907	$172,800	$—	$—	$94,893	$77,907
Class N	15,171	36,494	—	—	21,323	15,171
Class R6	3,653	4,530	—	—	877	3,653

Totals	$96,731	$213,824	$—	$—	$117,093	$96,731

AQR TM LARGE CAP MULTI-STYLE FUND
Class L	$2,740	$2,740	$—	$—	$—	$2,740
Class N	874	874	—	—	—	874
Class R6	18,125	18,125	—	—	—	18,125

Totals	$21,739	$21,739	$—	$—	$—	$21,739

AQR TM SMALL CAP MULTI-STYLE FUND
Class L	$1,249	$1,249	$—	$—	$—	$1,249
Class N	1,090	1,090	—	—	—	1,090
Class R6	19,613	19,613	—	—	—	19,613

Totals	$21,952	$21,952	$—	$—	$—	$21,952

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class L	$2,136	$2,136	$—	$—	$—	$2,136
Class N	1,170	1,170	—	—	—	1,170
Class R6	24,126	24,126	—	—	—	24,126

Totals	$27,432	$27,432	$—	$—	$—	$27,432

AQR TM EMERGING MULTI-STYLE FUND
Class L	$6,067	$6,067	$—	$—	$—	$6,067
Class N	5,440	5,440	—	—	—	5,440
Class R6	17,227	17,227	—	—	—	17,227

Totals	$28,734	$28,734	$—	$—	$—	$28,734

AQR LARGE CAP MOMENTUM STYLE FUND
Class L	$316,118	$1,422,555	$334,720	$268,782	$502,935	$316,118
Class N	38,182	152,525	1,156	49,723	63,464	38,182
Class R6	2,452	2,472	—	—	20	2,452

Totals	$356,752	$1,577,552	$335,876	$318,505	$566,419	$356,752

AQR SMALL CAP MOMENTUM STYLE FUND
Class L	$37,999	$226,525	$74,142	$48,178	$66,206	$37,999
Class N	—	18,674	—	11,514	7,160	—
Class R6	75	92	—	—	17	75

Totals	$38,074	$245,291	$74,142	$59,692	$73,383	$38,074

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class L	$92,718	$517,141	$140,213	$121,275	$162,935	$92,718
Class N	17,501	79,395	520	20,883	40,491	17,501
Class R6	1,160	1,179	—	—	19	1,160

Totals	$111,379	$597,715	$140,733	$142,158	$203,445	$111,379

AQR EMERGING MOMENTUM STYLE FUND
Class L	$99,967	$202,894	$—	$—	$102,927	$99,967
Class N	16,738	36,723	—	—	19,986	16,738
Class R6	1,445	2,617	—	—	1,172	1,445

Totals	$118,150	$242,234	$—	$—	$124,085	$118,150

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class L	$53,368	$353,524	$123,116	$75,506	$101,535	$53,368
Class N	41	3,531	61	2,381	1,048	41
Class R6	6,748	6,801	—	—	53	6,748

Totals	$60,157	$363,856	$123,177	$77,887	$102,636	$60,157

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class L	$61,093	$379,053	$127,875	$80,939	$109,145	$61,093
Class N	401	5,469	52	3,096	1,920	401
Class R6	358	592	—	—	234	358

Totals	$61,852	$385,114	$127,927	$84,035	$111,299	$61,852

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class L	$53,447	$439,755	$160,934	$101,643	$123,731	$53,447
Class N	97	4,147	63	2,878	1,109	97
Class R6	6,769	6,844	—	—	75	6,769

Totals	$60,313	$450,746	$160,997	$104,521	$124,915	$60,313

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$83,132	$541,500	$65,338	$141,173	$251,857	$83,132
Class N	13,132	127,596	38,829	30,923	44,712	13,132
Class R6	66	77	—	—	11	66

Totals	$96,330	$669,173	$104,167	$172,096	$296,580	$96,330

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$76,211	$418,903	$79,941	$119,897	$142,854	$76,211
Class N	620	81,148	43,475	24,012	13,041	620
Class R6	245	296	—	—	51	245

Totals	$77,076	$500,347	$123,416	$143,909	$155,946	$77,076

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

	FEES WAIVED/ REMIBURSED FOR THE PERIOD ENDED MARCH 31, 2015	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2015	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2015	SEPTEMBER 30, 2016	2017	2018

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$103,337	$495,574	$91,760	$107,052	$193,425	$103,337
Class N	1,146	81,201	32,715	30,375	16,965	1,146
Class R6	118	167	—	—	49	118

Totals	$104,601	$576,942	$124,475	$137,427	$210,439	$104,601

AQR GLOBAL EQUITY FUND
Class I	$—	$23,872	$9,671	$9,725	$4,476	$—
Class N	—	23,058	9,936	8,886	4,236	—
Class R6	7,506	23,285	—	—	15,779	7,506

Totals	$7,506	$70,215	$19,607	$18,611	$24,491	$7,506

During the period ended March 31, 2015, the Funds recouped amounts as follows:

FUND	CLASS L	CLASS N
AQR Small Cap Momentum Style Fund	—	$979
AQR Global Equity Fund	$185	68

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent, Custodian and Securities Lending Agent.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Shareholder Servicing Agreements

Pursuant to a Shareholder Services Agreement, between the Trust and the Advisor, the Advisor provided certain administrative and/or support services to the Funds and their shareholders. These services included, among others, providing shareholders with analysis and explanations of Fund reports, information about shareholder positions in Fund shares, as well as assisting in the distribution of shareholder communications, such as prospectus materials, shareholder reports and annual reports. Under this agreement the Advisor received an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	n/a	0.15%	0.15%	0.15%
AQR Small Cap Multi-Style Fund	n/a	0.15	0.15	0.15
AQR International Multi-Style Fund	n/a	0.15	0.15	0.15
AQR Emerging Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM Large Cap Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM Small Cap Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM International Multi-Style Fund	n/a	0.15	0.15	0.15
AQR TM Emerging Multi-Style Fund	n/a	0.15	0.15	0.15
AQR Large Cap Momentum Style Fund	n/a	0.15	0.15	0.15
AQR Small Cap Momentum Style Fund	n/a	0.15	0.15	0.15
AQR International Momentum Style Fund	n/a	0.15	0.15	0.15
AQR Emerging Momentum Style Fund	n/a	0.15	0.15	0.15
AQR TM Large Cap Momentum Style Fund	n/a	0.15	0.15	0.15
AQR TM Small Cap Momentum Style Fund	n/a	0.15	015	0.15
AQR TM International Momentum Style Fund	n/a	0.15	0.15	0.15
AQR Large Cap Defensive Style Fund	0.15%	n/a	0.15	0.15

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR International Defensive Style Fund	0.15%	n/a	0.15%	0.15%
AQR Emerging Defensive Style Fund	0.15	n/a	0.15	0.15
AQR Global Equity Fund	0.30	n/a	0.30	0.20
AQR International Equity Fund	0.30	n/a	0.30	0.20

Fees incurred by the Funds under the Plan and/or the Shareholder Services Agreement for the period ended March 31, 2015, were as follows:

FUND	CLASS I	CLASS L	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	n/a	$227,116	$27,884	$49,701
AQR Small Cap Multi-Style Fund	n/a	10,571	2,045	152
AQR International Multi-Style Fund	n/a	18,993	1,449	24,039
AQR Emerging Multi-Style Fund	n/a	11,693	2,113	1,040
AQR TM Large Cap Multi-Style Fund	n/a	77	20	433
AQR TM Small Cap Multi-Style Fund	n/a	23	20	359
AQR TM International Multi-Style Fund	n/a	57	20	642
AQR TM Emerging Multi-Style Fund	n/a	224	197	634
AQR Large Cap Momentum Style Fund	n/a	737,179	61,431	4,755
AQR Small Cap Momentum Style Fund	n/a	253,628	6,078	259
AQR International Momentum Style Fund	n/a	207,953	30,279	2,682
AQR Emerging Momentum Style Fund	n/a	5,051	874	70
AQR TM Large Cap Momentum Style Fund	n/a	81,291	111	7,011
AQR TM Small Cap Momentum Style Fund	n/a	12,964	99	76
AQR TM International Momentum Style Fund	n/a	43,884	82	4,030
AQR Large Cap Defensive Style Fund	$133,037	n/a	16,131	80
AQR International Defensive Style Fund	21,596	n/a	145	71
AQR Emerging Defensive Style Fund	61,495	n/a	473	67
AQR Global Equity Fund	3,583	n/a	2,251	77,346
AQR International Equity Fund	399,542	n/a	58,499	91,625

11. Capital Transactions

Investors may purchase shares of a Fund at its net asset value (“NAV”), based on the next calculation of the NAV after the order is placed. Except as noted below, neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge purchase and redemption fees of 0.10% each, regardless of the period such shares may have been held. Prior to May 1, 2011, the Funds reserved the right to charge a redemption fee on redemption proceeds for shares that were held for less than 60 days. Effective May 1, 2011, this fee was eliminated for Class I, Class L and Class N Shares.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income-producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for OTC derivative transactions. A number of each Fund’s derivative agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Advisor relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

13. Line of Credit

Effective February 27, 2015 and terminating on February 26, 2016, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. The line of credit is in the amount of $225,000,000. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. For the period ended March 31, 2015, the maximum loan amount outstanding per Fund was the lesser of an amount which did not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and did not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit,

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. Funds with less than $25,000,000 in assets are ineligible to draw upon the line of credit. Prior to February 27, 2015, the line of credit available was $200,000,000, subject to substantially similar terms.

Average borrowings under the agreement during the period ended March 31, 2015 were as follows:

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE %	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Large Cap Momentum Style Fund	$10,000,000	1.17%	3	$972
AQR Small Cap Momentum Style Fund	6,000,000	1.17	3	583
AQR TM International Momentum Style Fund	500,000	1.17	5	81
AQR Large Cap Defensive Style Fund	4,000,000	1.17	3	389

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

14. Principal Ownership

As of March 31, 2015, the Funds had individual shareholder accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF SHAREHOLDERS	TOTAL PERCENTAGE INTEREST HELD
AQR Emerging Multi-Style Fund*	1	12.81%
AQR TM Large Cap Multi-Style Fund*	1	40.66
AQR TM Small Cap Multi-Style Fund*	1	93.74
AQR TM International Multi-Style Fund*	1	12.93
AQR TM Emerging Multi-Style Fund*	1	66.30
AQR Large Cap Momentum Style Fund	1	22.82
AQR International Momentum Style Fund	1	32.89
AQR Emerging Momentum Style Fund*	1	57.93
AQR Global Equity Fund	3	96.74
AQR International Equity Fund	3	59.76

*	The percentage shown is owned by the Advisor and/or affiliates.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

15. New Accounting Pronouncements

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) 2015-07 Fair Value Measurement (Topic 820)—Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), the amendment removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the Net Asset Value per Share practical expedient. The Funds are required to apply ASU 2015-07 for fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Management is currently evaluating the impact.

In June 2014, the FASB ASU No. 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”), which improves the existing accounting and disclosure guidance on repurchase agreements and other transactions involving a transfer and a forward agreement to repurchase the transferred assets at a fixed price from the transferee to address application issues and changes in the marketplace and to ensure that investors obtain useful information about these transactions. The Funds are required to apply ASU 2014-11 for annual reporting periods beginning on or after December 15, 2014, and interim periods within those fiscal years. Management has evaluated the impact and does not believe the adoption will have a material impact on the Funds’ financial statements.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

16. Subsequent Events

Share Class Change

Effective April 1, 2015, the Board of Trustees of the AQR Funds approved the reclassification of Class L shares as Class I shares for the following Funds: AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, and AQR TM International Momentum Style Fund.

Investment Advisory and Other Agreements

Subsequent to the fiscal year end, the Board of Trustees of the Trust approved (i) an amendment to the Investment Advisory Agreement of the AQR Funds, effective April 1, 2015, removing the AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund (collectively, the “Style Funds”) effective April 1, 2015 (the “Amended Investment Advisory Agreement”); and (ii) an amendment to the Investment Management Agreement of the AQR Funds, effective April 1, 2015, reflecting: (a) the addition of the Style Funds, (b) for the Style Funds, the bundling of advisory services and shareholder servicing into a single agreement with a single contractual management fee (combining services that had been provided separately under the Investment Advisory Agreement and Shareholder Services Agreement prior to April 1, 2015), and (c) a reduction in the total fees payable to AQR for advisory and shareholder services by each of the Style Funds (the “Amended Investment Management Agreement” and, together with the Amended Investment Advisory Agreement, the “Amendments”). Under the Amendments, the fee structure for the Funds was revised as follows, effective April 1, 2015:

	BEFORE AMENDMENTS				AFTER AMENDMENTS
	ADVISORY FEE (UNDER INVESTMENT ADVISORY AGREEMENT)		SHAREHOLDER SERVICES FEE (UNDER SEPARATE SHAREHOLDER SERVICES AGREEMENT)		INVESTMENT MANAGEMENT FEE (UNDER INVESTMENT MANAGEMENT AGREEMENT)[1]	SHAREHOLDER SERVICES FEE (UNDER SEPARATE SHAREHOLDER SERVICES AGREEMENT)
AQR Large Cap Multi-Style Fund	0.30%		0.15%		0.30%	None
AQR Small Cap Multi-Style Fund	0.45		0.15		0.50	None
AQR International Multi-Style Fund	0.40		0.15		0.45	None
AQR Emerging Multi-Style Fund	0.55		0.15		0.60	None
AQR Large Cap Momentum Style Fund	0.25		0.15		0.25	None
AQR Small Cap Momentum Style Fund	0.35		0.15		0.45	None
AQR International Momentum Style Fund	0.35		0.15		0.40	None
AQR Emerging Momentum Style Fund	0.50		0.15		0.55	None
AQR TM Large Cap Momentum Style Fund	0.25	[2]	0.15	[2]	0.25	None
AQR TM Small Cap Momentum Style Fund	0.35	[3]	0.15	[3]	0.45	None
AQR TM International Momentum Style Fund	0.35	[3]	0.15	[3]	0.40	None
AQR Large Cap Defensive Style Fund	0.25		0.15		0.25	None
AQR International Defensive Style Fund	0.35		0.15		0.40	None
AQR Emerging Defensive Style Fund	0.50		0.15		0.55	None

[1]	Reflects the fee under the Investment Management Agreement under which AQR provides a combination of advisory and shareholder services.
[2]	For the period of January 29, 2015 to March 31, 2015. Prior to January 29, 2015 the Fund’s Advisory Fee was 0.30% and the shareholder services fee was 0.15%.
[3]	For the period of January 29, 2015 to March 31, 2015. Prior to January 29, 2015 the Fund’s Advisory Fee was 0.40% and the shareholder services fee was 0.15%.

AQR Funds	Semi-Annual Report	March 2015

Notes to Financial Statements	March 31, 2015 (Unaudited)

Effective April 1, 2015 the Trust and the Advisor have entered into a new Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Advisor has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2017 for Class I, N, and R6 respectively.

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60

AQR Funds	Semi-Annual Report	March 2015

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 3/31/15” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/15

AQR Large Cap Multi-Style Fund

Class L
Actual Return	$1,000.00	$1,066.00	0.54%	$2.78
Hypothetical Return	$1,000.00	$1,022.24	0.54%	$2.72

Class N
Actual Return	$1,000.00	$1,064.80	0.79%	$4.07
Hypothetical Return	$1,000.00	$1,020.99	0.79%	$3.98

Class R6
Actual Return	$1,000.00	$1,065.70	0.44%	$2.27
Hypothetical Return	$1,000.00	$1,022.74	0.44%	$2.22

AQR Small Cap Multi-Style Fund

Class L
Actual Return	$1,000.00	$1,120.30	0.75%	$3.96
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class N
Actual Return	$1,000.00	$1,119.00	1.00%	$5.28
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

Class R6
Actual Return	$1,000.00	$1,120.60	0.65%	$3.44
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR Funds	Semi-Annual Report	March 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/15

AQR International Multi-Style Fund

Class L
Actual Return	$1,000.00	$989.10	0.70%	$3.47
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$988.40	0.95%	$4.71
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

Class R6
Actual Return	$1,000.00	$990.20	0.60%	$2.98
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

AQR Emerging Multi-Style Fund

Class L
Actual Return	$1,000.00	$1,000.60	0.85%	$4.24
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class N
Actual Return	$1,000.00	$999.60	1.10%	$5.48
Hypothetical Return	$1,000.00	$1,019.45	1.10%	$5.54

Class R6
Actual Return	$1,000.00	$1,000.40	0.75%	$3.74
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

AQR TM Large Cap Multi-Style Fund (1)

Class L
Actual Return	$1,000.00	$1,002.00	0.54%	$0.71(a	)
Hypothetical Return	$1,000.00	$1,022.24	0.54%	$2.72

Class N
Actual Return	$1,000.00	$1,002.00	0.79%	$1.04(a	)
Hypothetical Return	$1,000.00	$1,020.99	0.79%	$3.98

Class R6
Actual Return	$1,000.00	$1,003.00	0.44%	$0.58(a	)
Hypothetical Return	$1,000.00	$1,022.74	0.44%	$2.22

AQR TM Small Cap Multi-Style Fund (1)

Class L
Actual Return	$1,000.00	$1,029.00	0.75%	$1.00(a	)
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class N
Actual Return	$1,000.00	$1,029.00	1.00%	$1.33(a	)
Hypothetical Return	$1,000.00	$1,019.95	1.00%	$5.04

Class R6
Actual Return	$1,000.00	$1,030.00	0.65%	$0.87(a	)
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR TM International Multi-Style Fund (1)

Class L
Actual Return	$1,000.00	$1,021.00	0.70%	$0.93(a	)
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$1,021.00	0.95%	$1.26(a	)
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

Class R6
Actual Return	$1,000.00	$1,022.00	0.60%	$0.80(a	)
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

AQR Funds	Semi-Annual Report	March 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/15

AQR TM Emerging Multi-Style Fund (1)

Class L
Actual Return	$1,000.00	$1,000.00	0.85%	$1.12(a	)
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class N
Actual Return	$1,000.00	$999.00	1.10%	$1.45(a	)
Hypothetical Return	$1,000.00	$1,019.45	1.10%	$5.54

Class R6
Actual Return	$1,000.00	$1,000.00	0.75%	$0.99(a	)
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

AQR Large Cap Momentum Style Fund

Class L
Actual Return	$1,000.00	$1,070.50	0.49%	$2.53
Hypothetical Return	$1,000.00	$1,022.49	0.49%	$2.47

Class N
Actual Return	$1,000.00	$1,068.70	0.74%	$3.82
Hypothetical Return	$1,000.00	$1,021.24	0.74%	$3.73

Class R6
Actual Return	$1,000.00	$1,070.70	0.39%	$2.01
Hypothetical Return	$1,000.00	$1,022.99	0.39%	$1.97

AQR Small Cap Momentum Style Fund

Class L
Actual Return	$1,000.00	$1,144.10	0.65%	$3.47
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,142.30	0.90%	$4.81
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,144.60	0.55%	$2.94
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR International Momentum Style Fund

Class L
Actual Return	$1,000.00	$998.30	0.65%	$3.24
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$997.00	0.90%	$4.48
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$999.40	0.55%	$2.74
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR Emerging Momentum Style Fund

Class L
Actual Return	$1,000.00	$992.70	0.80%	$3.97
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class N
Actual Return	$1,000.00	$991.90	1.05%	$5.21
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Class R6
Actual Return	$1,000.00	$993.90	0.70%	$3.48
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

AQR Funds	Semi-Annual Report	March 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/15

AQR TM Large Cap Momentum Style Fund

Class L
Actual Return	$1,000.00	$1,065.30	0.52%	$2.68
Hypothetical Return	$1,000.00	$1,022.34	0.52%	$2.62

Class N
Actual Return	$1,000.00	$1,063.50	0.77%	$3.96
Hypothetical Return	$1,000.00	$1,021.09	0.77%	$3.88

Class R6
Actual Return	$1,000.00	$1,065.40	0.39%	$2.01
Hypothetical Return	$1,000.00	$1,022.99	0.39%	$1.97

AQR TM Small Cap Momentum Style Fund

Class L
Actual Return	$1,000.00	$1,142.40	0.68%	$3.63
Hypothetical Return	$1,000.00	$1,021.54	0.68%	$3.43

Class N
Actual Return	$1,000.00	$1,141.10	0.93%	$4.96
Hypothetical Return	$1,000.00	$1,020.29	0.93%	$4.68

Class R6
Actual Return	$1,000.00	$1,143.50	0.58%	$3.10
Hypothetical Return	$1,000.00	$1,022.04	0.58%	$2.92

AQR TM International Momentum Style Fund

Class L
Actual Return	$1,000.00	$995.50	0.69%	$3.43
Hypothetical Return	$1,000.00	$1,021.49	0.69%	$3.48

Class N
Actual Return	$1,000.00	$994.80	0.93%	$4.63
Hypothetical Return	$1,000.00	$1,020.29	0.93%	$4.68

Class R6
Actual Return	$1,000.00	$996.80	0.55%	$2.74
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,111.50	0.49%	$2.58
Hypothetical Return	$1,000.00	$1,022.49	0.49%	$2.47

Class N
Actual Return	$1,000.00	$1,110.50	0.74%	$3.89
Hypothetical Return	$1,000.00	$1,021.24	0.74%	$3.73

Class R6
Actual Return	$1,000.00	$1,111.80	0.39%	$2.05
Hypothetical Return	$1,000.00	$1,022.99	0.39%	$1.97

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,004.20	0.65%	$3.25
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$1,002.20	0.90%	$4.49
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$1,004.60	0.55%	$2.75
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR Funds	Semi-Annual Report	March 2015

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/15	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/15

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$927.80	0.80%	$3.85
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class N
Actual Return	$1,000.00	$927.30	1.05%	$5.05
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Class R6
Actual Return	$1,000.00	$928.10	0.70%	$3.36
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,064.30	0.90%	$4.63
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class N
Actual Return	$1,000.00	$1,062.70	1.18%	$6.07
Hypothetical Return	$1,000.00	$1,019.05	1.18%	$5.94

Class R6
Actual Return	$1,000.00	$1,064.40	0.70%	$3.60
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class Y
Actual Return	$1,000.00	$1,064.90	0.52%	$2.68
Hypothetical Return	$1,000.00	$1,022.34	0.52%	$2.62

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,029.40	0.91%	$4.60
Hypothetical Return	$1,000.00	$1,020.39	0.91%	$4.58

Class N
Actual Return	$1,000.00	$1,028.80	1.21%	$6.12
Hypothetical Return	$1,000.00	$1,018.90	1.21%	$6.09

Class R6
Actual Return	$1,000.00	$1,031.20	0.75%	$3.80
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class Y
Actual Return	$1,000.00	$1,032.60	0.55%	$2.79
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).

(1)	Commencement of operations was February 11, 2015 .
(a)	Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 48/365 (to reflect the period since commencement of operations).

AQR Funds	Semi-Annual Report	March 2015

Board Approval of Investment Advisory Agreements (Unaudited)

AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 7, 2014 to consider the approval of the Investment Advisory Agreement (as amended) between the Trust, on behalf of the AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund and AQR TM Emerging Multi-Style Fund (each, a “Fund” and together, the “Funds”), and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”). In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate call in advance of the in person meeting held on November 7, 2014 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 7, 2014, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the Investment Advisory Agreement. These materials included: (1) memoranda and materials provided by AQR describing the personnel and services to be provided to the Funds; (2) performance information for strategies and model portfolios relevant to the consideration of the Investment Advisory Agreement; (3) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ proposed fees and expenses; (4) a discussion of the financial information of AQR; and (5) a discussion of the compliance program and the regulatory exam history of AQR. AQR is referred to herein as the “Adviser,” as applicable.

At the in-person meeting held on November 7, 2014, the Board, including the Independent Board Members, unanimously approved the addition of the Funds to the Investment Advisory Agreement for an initial two-year period. The Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services to be provided by the Adviser; (b) the investment performance of the Adviser and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Investment Advisory Agreement:

The Nature, Extent and Quality of the Services to be Provided by the Adviser. The Board Members reviewed the services that the Adviser would provide to the Funds under the Investment Advisory Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services to be provided to the Funds, the Board Members took into account discussions they had with officers of the Adviser regarding the management of the Funds’ investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that would be entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and proposed implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services to be provided to the Funds, the Board Members considered that AQR also will provide shareholder and administrative services, oversight of Fund accounting, marketing services, and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services to be provided to the Funds by AQR under the Investment Advisory Agreement. The Board also reviewed a wide range of services to be provided to the Funds under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Investment Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services to be provided to the Funds by AQR pursuant to the Investment Advisory Agreement were expected to be of a high quality and would benefit the Funds.

Investment Performance and the Adviser’s Portfolio Management. Because the Funds are newly formed, the Board did not consider the investment performance of the Funds. The Board based its review of the Adviser’s performance primarily on the experience of the Adviser in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. The Board also considered the experience, resources and strengths of the Adviser with respect to the investment strategies proposed for the Funds. Based on these factors, the Board Members determined that AQR would be an appropriate investment adviser for the Funds.

The Advisory Fee and the Cost of the Services and Profits to be Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees to be paid by the Funds to the Adviser pursuant to the Investment Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided to the Funds.

AQR Funds	Semi-Annual Report	March 2015

Board Approval of Investment Advisory Agreements (Unaudited)

To assist in this analysis, the Board received a report independently prepared by Morningstar. The report showed comparative fee information for each Fund’s respective Morningstar category, including expense comparisons of contractual investment advisory fees and actual net expenses.

The Board also received and reviewed information regarding the expected profitability of the Adviser with respect to Fund-related activities at an assumed asset level. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting, the Board concluded that the proposed management fees are reasonable.

Economies of Scale. Because the Funds are newly formed and had not commenced operations as of November 7, 2014, and the eventual aggregate amount of the Funds’ assets was uncertain, the Adviser was not able to provide the Board Members with specific information concerning the extent to which economies of scale would be realized as the Funds grow and whether fee levels would reflect such economies of scale, if any. The Adviser presented information to show that the fees were set at a level that is competitive relative to comparable funds of an anticipated size. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of an investment advisory agreement. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the proposed advisory fee rates and projected total expense ratios are reasonable in relation to the services to be provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the proposed investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of an anticipated size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the Investment Advisory Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2015

Board Approval of Investment Advisory Agreements (Unaudited)

AQR Global Equity Fund, AQR International Equity Fund, AQR International Momentum Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund and AQR International Multi-Style Fund

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 7, 2014 to consider the continuation of the Investment Advisory Agreement (as amended) between the Trust, on behalf of the AQR Global Equity Fund, AQR International Equity Fund, AQR International Momentum Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund and AQR International Multi-Style Fund, and AQR Capital Management, LLC (“AQR”) (the “Investment Advisory Agreement”). Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate call in advance of the in-person meeting held on November 7, 2014 with independent legal counsel to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 7, 2014, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Investment Advisory Agreement. These materials included: (i) memoranda and materials provided by AQR, describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Investment Advisory Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) relating to the Funds’ fees and expenses and certain Funds’ proposed fees and expenses; (iv) a discussion of the financial information of AQR; and (v) a discussion of the compliance program of AQR and AQR’s regulatory exam history. AQR is referred to herein as the “Adviser.” The Investment Advisory Agreement is referred to herein as the “Advisory Agreement.”

At the in-person meeting held on November 7, 2014, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement for an additional one-year period. In approving the continuation of the Advisory Agreement, the Board considered all factors it believed to be relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Funds and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Advisory Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Advisory Agreement, including certain administrative services that were proposed at the Meetings for inclusion in the Advisory Agreement. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had with officers of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, the officers of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides marketing services, and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members reviewed the compliance, shareholder and administrative services provided to the Funds by AQR under the Advisory Agreement. The Board also reviewed a wide range of services provided to the Funds under a shareholder services agreement between the Trust, on behalf of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Advisory Agreement. Based on the presentations and materials at the Meetings, the Board concluded that the services provided to the Funds by AQR pursuant to the Advisory Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the

AQR Funds	Semi-Annual Report	March 2015

Board Approval of Investment Advisory Agreements (Unaudited)

Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that AQR is an appropriate investment adviser for the Funds.

The Advisory Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the management fees paid by the Funds to the Adviser pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

The Board was advised of a proposed 0.05% reduction to the contractual advisory fee for each of the AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund.

To assist in this analysis, the Board received a report independently prepared by Morningstar (the “Morningstar Report”). The Morningstar Report showed comparative fee information for each Fund’s respective Morningstar category, including expense comparisons of contractual investment advisory fees and actual net expenses.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Board also reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting, the Board concluded that the management fees under the Advisory Agreement are reasonable.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that, under the Advisory Agreement, none of the Funds would have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, the Adviser presented information to show that the advisory fees were set at a level that is competitive relative to comparable funds of larger sizes. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Advisory Agreement and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment advisory and management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Advisory Agreement with respect to the Funds. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2015

Investment Advisor

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Sub-Advisor

CNH Partners, LLC

Two Greenwich Plaza, 3rd Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248

p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
June 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
June 4, 2015

By:	/s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
June 4, 2015